UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-8326

MFS VARIABLE INSURANCE TRUST

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2014

ITEM 1.	REPORTS TO STOCKHOLDERS.

SEMIANNUAL REPORT

June 30, 2014

MFS® GROWTH SERIES

MFS® Variable Insurance Trust

VEG-SEM

MFS® GROWTH SERIES

The report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK OR CREDIT UNION GUARANTEE • NOT A DEPOSIT • NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS Growth Series

LETTER FROM THE CHAIRMAN AND CEO

Dear Contract Owners:

After the U.S. economy contracted sharply early this year — with activity curtailed by severe winter weather, a decline in exports and an inventory stockpile — indicators have consistently shown that the U.S. economy likely regained momentum in the second quarter. The labor market is more robust, manufacturing is strong and retail sales have improved along with consumer confidence.

Although Europe emerged from recession last year, the pace of growth in the region has been slow, with persistently high unemployment and very low inflation that points to the risk of deflation. Asia remains vulnerable but also shows signs of recovery. China’s economic growth has slowed somewhat, and Japan’s economic turnaround remains a work in progress. Emerging markets have been more turbulent over the past 12 months.

Despite this economic uncertainty, and the growing likelihood of interest rate increases that has heightened bond risks, global financial markets have been relatively stable thus far in 2014.

As always at MFS®, active risk management is integral to how we manage your investments. We use a collaborative process, sharing insights across asset classes, regions and economic sectors. Our global team of investment professionals takes a multidisciplined, long-term, diversified investment approach.

We understand that these are challenging economic times. We believe that we can serve you best by applying proven principles, such as asset allocation and diversification, over the long term. We are confident that this approach can serve you well as you work with your financial advisors to reach your goals in the years ahead.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management

August 15, 2014

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

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MFS Growth Series

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
Google, Inc., “A”	2.8%
Google, Inc., “C”	2.5%
Visa, Inc., “A”	2.4%
Thermo Fisher Scientific, Inc.	2.2%
Danaher Corp.	2.2%
American Tower Corp., REIT	2.1%
Priceline Group, Inc.	2.0%
Monsanto Co.	1.9%
Biogen Idec, Inc.	1.9%
Facebook, Inc., “A”	1.9%

Equity sectors
Technology	18.0%
Health Care	17.4%
Leisure	12.5%
Retailing	9.1%
Financial Services	9.0%
Industrial Goods & Services	8.0%
Special Products & Services	6.3%
Energy	5.6%
Consumer Staples	5.5%
Basic Materials	2.5%
Utilities & Communications	2.1%
Autos & Housing	1.7%
Transportation	1.2%

Cash & Other can include cash, other assets less liabilities, offsets to derivative positions, and short-term securities.

Percentages are based on net assets as of 6/30/14.

The portfolio is actively managed and current holdings may be different.

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MFS Growth Series

EXPENSE TABLE

Fund Expenses Borne by the Contract Holders During the Period, January 1, 2014 through June 30, 2014

As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2014 through June 30, 2014.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the fund’s ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/14	Ending Account Value 6/30/14	Expenses Paid During Period (p) 1/01/14-6/30/14
Initial Class	Actual	0.76%	$1,000.00	$1,028.16	$3.82
	Hypothetical (h)	0.76%	$1,000.00	$1,021.03	$3.81
Service Class	Actual	1.01%	$1,000.00	$1,026.95	$5.08
	Hypothetical (h)	1.01%	$1,000.00	$1,019.79	$5.06

(h)	5% class return per year before expenses.

(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

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MFS Growth Series

PORTFOLIO OF INVESTMENTS – 6/30/14 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 98.9%
Aerospace – 3.2%
BE Aerospace, Inc. (a)	76,107	$7,039,142
Honeywell International, Inc.	181,487	16,869,217
Precision Castparts Corp.	98,124	24,766,498

		$48,674,857

Alcoholic Beverages – 1.2%
Constellation Brands, Inc., “A” (a)	87,848	$7,742,044
Diageo PLC	141,794	4,528,152
Pernod Ricard S.A.	54,598	6,556,545

		$18,826,741

Apparel Manufacturers – 3.4%
LVMH Moet Hennessy Louis Vuitton S.A.	52,679	$10,156,378
Michael Kors Holdings Ltd. (a)	77,464	6,867,184
NIKE, Inc., “B”	129,513	10,043,733
PVH Corp.	56,179	6,550,471
VF Corp.	297,013	18,711,819

		$52,329,585

Automotive – 0.7%
BorgWarner Transmission Systems, Inc.	168,317	$10,972,585

Biotechnology – 6.6%
Alexion Pharmaceuticals, Inc. (a)	129,482	$20,231,563
Biogen Idec, Inc. (a)	93,496	29,480,224
Celgene Corp. (a)	178,488	15,328,549
Gilead Sciences, Inc. (a)	232,015	19,236,364
Illumina, Inc. (a)	10,884	1,943,229
Isis Pharmaceuticals, Inc. (a)	42,333	1,458,372
Puma Biotechnology, Inc. (a)	22,703	1,498,398
Regeneron Pharmaceuticals, Inc. (a)	45,076	12,732,618

		$101,909,317

Broadcasting – 5.4%
Discovery Communications, Inc., “A” (a)	140,080	$10,405,142
Time Warner, Inc.	201,290	14,140,623
Twenty-First Century Fox, Inc.	760,639	26,736,461
Viacom, Inc., “B”	130,595	11,326,504
Walt Disney Co.	240,624	20,631,102

		$83,239,832

Brokerage & Asset Managers – 2.8%
Affiliated Managers Group, Inc. (a)	51,538	$10,585,905
BlackRock, Inc.	24,305	7,767,878
Intercontinental Exchange, Inc.	127,423	24,070,205

		$42,423,988

Business Services – 3.3%
Cognizant Technology Solutions Corp., “A” (a)	551,666	$26,981,984
FleetCor Technologies, Inc. (a)	116,878	15,404,520
Verisk Analytics, Inc., “A” (a)	140,602	8,438,932

		$50,825,436

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Cable TV – 1.5%
Comcast Corp., “Special A”	447,296	$23,854,296

Chemicals – 1.9%
Monsanto Co.	236,814	$29,540,178

Computer Software – 3.7%
Autodesk, Inc. (a)	98,821	$5,571,528
Citrix Systems, Inc. (a)	79,409	4,967,033
Oracle Corp.	487,846	19,772,398
PTC, Inc. (a)	116,530	4,521,364
Salesforce.com, Inc. (a)	326,703	18,974,910
VMware, Inc., “A” (a)	33,882	3,280,116

		$57,087,349

Computer Software – Systems – 3.1%
Apple, Inc.	210,042	$19,519,203
EMC Corp.	1,061,413	27,957,618

		$47,476,821

Conglomerates – 0.8%
Roper Industries, Inc.	83,797	$12,235,200

Construction – 1.0%
Sherwin-Williams Co.	74,678	$15,451,625

Consumer Products – 1.3%
Colgate-Palmolive Co.	183,396	$12,503,939
Estee Lauder Cos., Inc., “A”	98,474	7,312,679

		$19,816,618

Consumer Services – 2.2%
Priceline Group, Inc. (a)	25,144	$30,248,232
TripAdvisor, Inc. (a)	29,830	3,241,328

		$33,489,560

Electrical Equipment – 3.2%
AMETEK, Inc.	300,341	$15,701,827
Danaher Corp.	429,883	33,844,689

		$49,546,516

Electronics – 1.2%
Altera Corp.	414,527	$14,408,959
Linear Technology Corp.	94,831	4,463,695

		$18,872,654

Energy – Independent – 4.1%
Anadarko Petroleum Corp.	159,658	$17,477,761
Antero Resources Corp. (a)	38,728	2,541,719
Cabot Oil & Gas Corp.	202,930	6,928,030
Noble Energy, Inc.	189,056	14,644,278
Pioneer Natural Resources Co.	94,668	21,755,653

		$63,347,441

Food & Beverages – 2.3%
Groupe Danone	92,359	$6,859,581
Mead Johnson Nutrition Co., “A”	123,915	11,545,161

4

MFS Growth Series

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Food & Beverages – continued
Mondelez International, Inc.	464,257	$17,460,706

		$35,865,448

Food & Drug Stores – 0.8%
CVS Caremark Corp.	164,536	$12,401,078

Gaming & Lodging – 3.9%
Hilton Worldwide Holdings, Inc. (a)	169,802	$3,956,387
Las Vegas Sands Corp.	236,979	18,062,539
Marriott International, Inc., “A”	233,177	14,946,646
Wynn Resorts Ltd.	114,256	23,714,975

		$60,680,547

General Merchandise – 0.7%
Costco Wholesale Corp.	93,974	$10,822,046

Insurance – 0.3%
MetLife, Inc.	88,833	$4,935,561

Internet – 8.5%
eBay, Inc. (a)	92,808	$4,645,968
Facebook, Inc., “A “ (a)	435,446	29,301,161
Google, Inc., “A” (a)	74,126	43,339,248
Google, Inc., “C” (a)	66,414	38,206,646
LinkedIn Corp., “A” (a)	64,988	11,143,492
Yahoo!, Inc. (a)	119,130	4,185,037

		$130,821,552

Machinery & Tools – 1.6%
Colfax Corp. (a)	120,206	$8,960,155
Cummins, Inc.	74,925	11,560,178
Joy Global, Inc.	73,833	4,546,636

		$25,066,969

Major Banks – 0.5%
Morgan Stanley	246,455	$7,967,890

Medical & Health Technology & Services – 1.6%
Cerner Corp. (a)	146,535	$7,558,275
Express Scripts Holding Co. (a)	146,174	10,134,243
McKesson Corp.	41,153	7,663,100

		$25,355,618

Medical Equipment – 4.3%
C.R. Bard, Inc.	30,160	$4,313,182
Cooper Cos., Inc.	37,435	5,073,566
Covidien PLC	260,684	23,508,483
Thermo Fisher Scientific, Inc.	290,382	34,265,076

		$67,160,307

Network & Telecom – 1.6%
Qualcomm, Inc.	309,353	$24,500,758

Oil Services – 1.5%
Halliburton Co.	131,818	$9,360,396
Schlumberger Ltd.	122,226	14,416,557

		$23,776,953

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Other Banks & Diversified Financials – 5.4%
American Express Co.	220,454	$20,914,471
MasterCard, Inc., “A”	357,371	26,256,047
Visa, Inc., “A”	174,351	36,737,499

		$83,908,017

Pharmaceuticals – 4.9%
Actavis PLC (a)	118,982	$26,538,935
Bristol-Myers Squibb Co.	394,178	19,121,575
Forest Laboratories, Inc. (a)	24,732	2,448,468
Perrigo Co. PLC	77,440	11,287,654
Valeant Pharmaceuticals International, Inc. (a)	81,150	10,234,638
Zoetis, Inc.	186,071	6,004,511

		$75,635,781

Printing & Publishing – 0.2%
Moody’s Corp.	35,247	$3,089,752

Railroad & Shipping – 1.1%
Kansas City Southern Co.	50,442	$5,423,019
Union Pacific Corp.	122,602	12,229,550

		$17,652,569

Restaurants – 1.5%
Starbucks Corp.	188,839	$14,612,362
YUM! Brands, Inc.	96,192	7,810,790

		$22,423,152

Specialty Chemicals – 0.6%
Airgas, Inc.	86,036	$9,370,181

Specialty Stores – 4.2%
Amazon.com, Inc. (a)	47,699	$15,491,681
AutoZone, Inc. (a)	14,238	7,634,985
Ross Stores, Inc.	277,059	18,321,912
Tiffany & Co.	92,733	9,296,483
TJX Cos., Inc.	177,153	9,415,682
Tractor Supply Co.	62,306	3,763,282
Urban Outfitters, Inc. (a)	43,476	1,472,097

		$65,396,122

Telecommunications – Wireless – 2.1%
American Tower Corp., REIT	361,976	$32,570,600

Tobacco – 0.7%
Philip Morris International, Inc.	127,813	$10,775,914

Total Common Stocks (Identified Cost, $1,061,650,870)		$1,530,097,414

MONEY MARKET FUNDS – 1.3%
MFS Institutional Money Market Portfolio, 0.08%, at Cost and Net Asset Value (v)	19,304,652	$19,304,652

Total Investments (Identified Cost, $1,080,955,522)		$1,549,402,066

OTHER ASSETS, LESS LIABILITIES – (0.2)%		(2,505,864)

Net Assets – 100.0%		$1,546,896,202

5

MFS Growth Series

Portfolio of Investments (unaudited) – continued

(a)	Non-income producing security.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

PLC	Public Limited Company

REIT	Real Estate Investment Trust

See Notes to Financial Statements

6

MFS Growth Series

FINANCIAL STATEMENTS  |  STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

At 6/30/14
Assets
Investments –
Non-affiliated issuers, at value (identified cost, $1,061,650,870)	$1,530,097,414
Underlying affiliated funds, at cost and value	19,304,652
Total investments, at value (identified cost, $1,080,955,522)	$1,549,402,066
Receivables for
Investments sold	10,837,800
Fund shares sold	866,455
Dividends	927,815
Other assets	4,035
Total assets		$1,562,038,171
Liabilities
Payables for
Investments purchased	$11,162,061
Fund shares reacquired	3,663,698
Payable to affiliates
Investment adviser	116,724
Shareholder servicing costs	1,901
Distribution and/or service fees	7,135
Payable for independent Trustees’ compensation	10
Accrued expenses and other liabilities	190,440
Total liabilities		$15,141,969
Net assets		$1,546,896,202
Net assets consist of
Paid-in capital	$944,121,360
Unrealized appreciation (depreciation) on investments	468,446,544
Accumulated net realized gain (loss) on investments and foreign currency	132,520,014
Undistributed net investment income	1,808,284
Net assets		$1,546,896,202
Shares of beneficial interest outstanding		38,663,840

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$1,286,278,656	32,023,667	$40.17
Service Class	260,617,546	6,640,173	39.25

See Notes to Financial Statements

7

MFS Growth Series

FINANCIAL STATEMENTS  |  STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Six months ended 6/30/14
Net investment income
Income
Dividends	$6,618,925
Interest	28,190
Dividends from underlying affiliated funds	10,875
Foreign taxes withheld	(49,454)
Total investment income		$6,608,536
Expenses
Management fee	$5,425,302
Distribution and/or service fees	307,773
Shareholder servicing costs	46,042
Administrative services fee	93,774
Independent Trustees’ compensation	15,931
Custodian fee	64,172
Shareholder communications	63,831
Audit and tax fees	27,674
Legal fees	6,508
Miscellaneous	19,875
Total expenses		$6,070,882
Reduction of expenses by investment adviser	(29,316)
Net expenses		$6,041,566
Net investment income		$566,970
Realized and unrealized gain (loss) on investments and foreign currency
Realized gain (loss) (identified cost basis)
Investments	$41,888,607
Foreign currency	(2,835)
Net realized gain (loss) on investments and foreign currency		$41,885,772
Change in unrealized appreciation (depreciation) on investments		$(230,654)
Net realized and unrealized gain (loss) on investments		$41,655,118
Change in net assets from operations		$42,222,088

See Notes to Financial Statements

8

MFS Growth Series

FINANCIAL STATEMENTS  |  STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 6/30/14 (unaudited )	Year ended 12/31/13
Change in net assets
From operations
Net investment income	$566,970	$1,231,688
Net realized gain (loss) on investments and foreign currency	41,885,772	101,361,807
Net unrealized gain (loss) on investments and foreign currency translation	(230,654)	315,012,859
Change in net assets from operations	$42,222,088	$417,606,354
Distributions declared to shareholders
From net investment income	$—	$(2,907,322)
From net realized gain on investments	—	(9,897,269)
Total distributions declared to shareholders	$—	$(12,804,591)
Change in net assets from fund share transactions	$(45,903,256)	$4,106,615
Total change in net assets	$(3,681,168)	$408,908,378
Net assets
At beginning of period	1,550,577,370	1,141,668,992
At end of period (including undistributed net investment income of $1,808,284 and $1,241,314, respectively)	$1,546,896,202	$1,550,577,370

See Notes to Financial Statements

9

MFS Growth Series

FINANCIAL STATEMENTS  |  FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Initial Class	Six months ended 6/30/14 (unaudited)		Years ended 12/31
			2013	2012	2011		2010	2009

Net asset value, beginning of period	$39.07		$28.83	$24.56	$24.69		$21.43	$15.62
Income (loss) from investment operations
Net investment income (loss) (d)	$0.02		$0.04	$0.13	$(0.00	)(w)	$0.05	$0.03
Net realized and unrealized gain (loss) on investments and foreign currency	1.08		10.53	4.14	(0.08)		3.24	5.83
Total from investment operations	$1.10		$10.57	$4.27	$(0.08)		$3.29	$5.86
Less distributions declared to shareholders
From net investment income	$—		$(0.08)	$—	$(0.05)		$(0.03)	$(0.05)
From net realized gain on investments	—		(0.25)	—	—		—	—
Total distributions declared to shareholders	$—		$(0.33)	$—	$(0.05)		$(0.03)	$(0.05)
Net asset value, end of period (x)	$40.17		$39.07	$28.83	$24.56		$24.69	$21.43
Total return (%) (k)(r)(s)(x)	2.82	(n)	36.85	17.39	(0.32)		15.34	37.67
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.76	(a)	0.77	0.82	0.84		0.85	0.86
Expenses after expense reductions (f)	0.76	(a)	0.77	0.82	0.84		0.85	0.86
Net investment income	0.11	(a)	0.13	0.45	(0.00	)(w)	0.24	0.14
Portfolio turnover	17	(n)	43	52	75		100	100
Net assets at end of period (000 omitted)	$1,286,279		$1,308,361	$1,007,422	$461,382		$503,497	$498,288

Service Class	Six months ended 6/30/14 (unaudited)		Years ended 12/31
			2013	2012	2011		2010	2009

Net asset value, beginning of period	$38.22		$28.25	$24.13	$24.27		$21.10	$15.37
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.02)		$(0.04)	$0.07	$(0.06)		$0.00 (w)	$(0.02)
Net realized and unrealized gain (loss) on investments and foreign currency	1.05		10.30	4.05	(0.08)		3.17	5.76
Total from investment operations	$1.03		$10.26	$4.12	$(0.14)		$3.17	$5.74
Less distributions declared to shareholders
From net investment income	$—		$(0.04)	$—	$(0.00	)(w)	$—	$(0.01)
From net realized gain on investments	—		(0.25)	—	—		—	—
Total distributions declared to shareholders	$—		$(0.29)	$—	$(0.00	)(w)	$—	$(0.01)
Net asset value, end of period (x)	$39.25		$38.22	$28.25	$24.13		$24.27	$21.10
Total return (%) (k)(r)(s)(x)	2.69	(n)	36.49	17.07	(0.56)		15.02	37.33
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.01	(a)	1.02	1.07	1.09		1.10	1.10
Expenses after expense reductions (f)	1.01	(a)	1.02	1.07	1.09		1.10	1.10
Net investment income (loss)	(0.13	)(a)	(0.12)	0.26	(0.25)		0.02	(0.11)
Portfolio turnover	17	(n)	43	52	75		100	100
Net assets at end of period (000 omitted)	$260,618		$242,216	$134,247	$56,810		$43,161	$31,861

See Notes to Financial Statements

10

MFS Growth Series

Financial Highlights – continued

(a)	Annualized.

(d)	Per share data is based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(n)	Not annualized.

(r)	Certain expenses have been reduced without which performance would have been lower.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

(w)	Per share amount was less than $0.01 or ratio was less than 0.01%.

(x)	The net asset values per share and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

11

MFS Growth Series

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1)	Business and Organization

MFS Growth Series (the fund) is a diversified series of MFS Variable Insurance Trust (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services – Investment Companies.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.

In June 2014, FASB issued Accounting Standards Update 2014-11, Transfers and Servicing (Topic 860) – Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (“ASU 2014-11”). ASU 2014-11 changes the accounting for repurchase-to-maturity transactions and enhances the required disclosures for repurchase agreements and other similar transactions. Although still evaluating the potential impacts of ASU 2014-11 to the fund, management expects that the impact of the fund’s adoption will be limited to additional financial statement disclosures which would first be effective for interim reporting periods beginning after March 15, 2015.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the

12

MFS Growth Series

Notes to Financial Statements (unaudited) – continued

business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2014 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$1,530,097,414	$—	$—	$1,530,097,414
Mutual Funds	19,304,652	—	—	19,304,652
Total Investments	$1,549,402,066	$—	$—	$1,549,402,066

For further information regarding security characteristics, see the Portfolio of Investments.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Security Loans – Under its Securities Lending Agency Agreement with the fund, State Street Bank and Trust Company (“State Street”), as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund or short-term securities. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. State Street provides the fund with indemnification against Borrower default. In the event of Borrower default, State Street will for the benefit of the fund either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, State Street assumes the fund’s rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, State Street is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is included in “Interest” income in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At June 30, 2014, there were no securities on loan or collateral outstanding.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

13

MFS Growth Series

Notes to Financial Statements (unaudited) – continued

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. For the six months ended June 30, 2014, custody fees were not reduced.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the Fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals.

The tax character of distributions declared to shareholders for the last fiscal year is as follows:

12/31/13
Ordinary income (including any short-term capital gains)	$2,907,322
Long-term capital gains	9,897,269
Total distributions	$12,804,591

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 6/30/14
Cost of investments	$1,081,828,077
Gross appreciation	473,212,040
Gross depreciation	(5,638,051)
Net unrealized appreciation (depreciation)	$467,573,989

As of 12/31/13
Undistributed ordinary income	28,432,981
Undistributed long-term capital gain	74,651,916
Capital loss carryforwards	(10,171,567)
Other temporary differences	(165,219)
Net unrealized appreciation (depreciation)	467,804,643

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized for fund fiscal years beginning after December 31, 2010 may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses (“post-enactment losses”). Previously, net capital losses were carried forward for eight years and treated as short-term losses (“pre-enactment losses”). As a transition rule, the Act requires that all post-enactment net capital losses be used before pre-enactment net capital losses.

As of December 31, 2013, the fund had capital loss carryforwards available to offset future realized gains. Such pre-enactment losses expire as follows:

12/31/16	$(4,835,046)
12/31/17	(5,336,521)
Total	$(10,171,567)

14

MFS Growth Series

Notes to Financial Statements (unaudited) – continued

The availability of $4,835,046 of the capital loss carryforwards which were acquired on August 17, 2012 in connection with the MFS Growth Portfolio merger, may be limited in a given year. The availability of $5,336,521 of the capital loss carryforwards of the fund may be limited in a given year due to the acquisition of SC WMC Large Cap Growth Fund on December 7, 2012.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income		From net realized gain on investments
	Six months ended 6/30/14	Year ended 12/31/13	Six months ended 6/30/14	Year ended 12/31/13
Initial Class	$—	$2,673,098	$—	$8,467,219
Service Class	—	234,224	—	1,430,050
Total	$—	$2,907,322	$—	$9,897,269

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates:

First $1 billion of average daily net assets	0.75%
Average daily net assets in excess of $1 billion	0.65%

MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended June 30, 2014, this management fee reduction amounted to $27,691, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended June 30, 2014 was equivalent to an annual effective rate of 0.71% of the fund’s average daily net assets.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2014, the fee was $44,733, which equated to 0.0059% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2014, these costs amounted to $1,309.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended June 30, 2014 was equivalent to an annual effective rate of 0.0124% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. The ICCO is an officer

15

MFS Growth Series

Notes to Financial Statements (unaudited) – continued

of the funds and the sole member of Tarantino LLC. Prior to June 1, 2014, Robyn L. Griffin served as the Assistant ICCO and was an officer of the funds. Ms. Griffin is the sole member of Griffin Compliance LLC. Effective May 31, 2014, Ms. Griffin resigned as Assistant ICCO and the service agreement between the funds and Griffin Compliance LLC was terminated. For the six months ended June 30, 2014, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $3,591 and are included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $1,625, which is included in the reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. Income earned on this investment is included in “Dividends from underlying affiliated funds” in the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

For the six months ended June 30, 2014, purchases and sales of investments, other than short-term obligations, aggregated $254,869,779 and $ 294,455,718, respectively.

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 6/30/14		Year ended 12/31/13
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	1,121,489	$43,831,928	5,035,809	$169,845,931
Service Class	1,056,513	40,538,324	2,764,608	91,199,853
	2,178,002	$84,370,252	7,800,417	$261,045,784
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	330,769	$11,140,317
Service Class	—	—	50,463	1,664,274
	—	$—	381,232	$12,804,591
Shares reacquired
Initial Class	(2,589,125)	$(101,552,636)	(6,822,186)	$(229,194,954)
Service Class	(753,723)	(28,720,872)	(1,230,190)	(40,548,806)
	(3,342,848)	$(130,273,508)	(8,052,376)	$(269,743,760)
Net change
Initial Class	(1,467,636)	$(57,720,708)	(1,455,608)	$(48,208,706)
Service Class	302,790	11,817,452	1,584,881	52,315,321
	(1,164,846)	$(45,903,256)	129,273	$4,106,615

The fund is one of several mutual funds in which certain of the MFS funds-of-funds may invest. The MFS funds-of-funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Moderate Allocation Portfolio, the MFS Growth Allocation Portfolio, and the MFS Conservative Allocation Portfolio were the owners of record of approximately 13%, 4%, and 3%, respectively, of the value of outstanding voting shares of the fund.

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended June 30, 2014, the fund’s commitment fee and interest expense were $3,104 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

16

MFS Growth Series

Notes to Financial Statements (unaudited) – continued

(7)	Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	22,764,729	113,682,562	(117,142,639)	19,304,652

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$10,875	$19,304,652

17

MFS Growth Series

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “Commentary & Announcements” and “Market Outlooks” sections of mfs.com or by clicking on the fund’s name under “Variable Insurance Portfolios — VIT” in the “Products” section of mfs.com.

18

SEMIANNUAL REPORT

June 30, 2014

MFS® VALUE SERIES

MFS® Variable Insurance Trust

VLU-SEM

MFS® VALUE SERIES

The report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK OR CREDIT UNION GUARANTEE • NOT A DEPOSIT • NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS Value Series

LETTER FROM THE CHAIRMAN AND CEO

Dear Contract Owners:

After the U.S. economy contracted sharply early this year — with activity curtailed by severe winter weather, a decline in exports and an inventory stockpile — indicators have consistently shown that the U.S. economy likely regained momentum in the second quarter. The labor market is more robust, manufacturing is strong and retail sales have improved along with consumer confidence.

Although Europe emerged from recession last year, the pace of growth in the region has been slow, with persistently high unemployment and very low inflation that points to the risk of deflation. Asia remains vulnerable but also shows signs of recovery. China’s economic growth has slowed somewhat, and Japan’s economic turnaround remains a work in progress. Emerging markets have been more turbulent over the past 12 months.

Despite this economic uncertainty, and the growing likelihood of interest rate increases that has heightened bond risks, global financial markets have been relatively stable thus far in 2014.

As always at MFS®, active risk management is integral to how we manage your investments. We use a collaborative process, sharing insights across asset classes, regions and economic sectors. Our global team of investment professionals takes a multidisciplined, long-term, diversified investment approach.

We understand that these are challenging economic times. We believe that we can serve you best by applying proven principles, such as asset allocation and diversification, over the long term. We are confident that this approach can serve you well as you work with your financial advisors to reach your goals in the years ahead.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management

August 15, 2014

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

1

MFS Value Series

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
JPMorgan Chase & Co.	4.1%
Johnson & Johnson	3.7%
Philip Morris International, Inc.	3.6%
Wells Fargo & Co.	3.3%
Pfizer, Inc.	2.8%
Exxon Mobil Corp.	2.3%
Lockheed Martin Corp.	2.2%
Accenture PLC, “A”	2.1%
3M Co.	2.0%
MetLife, Inc.	2.0%

Equity sectors
Financial Services	24.9%
Health Care	14.1%
Consumer Staples	12.4%
Industrial Goods & Services	10.7%
Leisure	7.5%
Energy	6.5%
Retailing	4.5%
Basic Materials	4.0%
Utilities & Communications	3.3%
Technology	3.2%
Special Products & Services	3.1%
Autos & Housing	2.5%
Transportation	2.3%

Cash & Other can include cash, other assets less liabilities, offsets to derivative positions, and short-term securities.

Percentages are based on net assets as of 6/30/14.

The portfolio is actively managed and current holdings may be different.

2

MFS Value Series

EXPENSE TABLE

Fund Expenses Borne by the Contract Holders During the Period,

January 1, 2014 through June 30, 2014

As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2014 through June 30, 2014.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the fund’s ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/14	Ending Account Value 6/30/14	Expenses Paid During Period (p) 1/01/14-6/30/14
Initial Class	Actual	0.73%	$1,000.00	$1,047.72	$3.71
	Hypothetical (h)	0.73%	$1,000.00	$1,021.17	$3.66
Service Class	Actual	0.98%	$1,000.00	$1,046.24	$4.97
	Hypothetical (h)	0.98%	$1,000.00	$1,019.93	$4.91

(h)	5% class return per year before expenses.

(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

3

MFS Value Series

PORTFOLIO OF INVESTMENTS – 6/30/14 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 98.9%
Aerospace – 6.7%
Honeywell International, Inc.	457,980	$42,569,242
Lockheed Martin Corp.	312,866	50,286,952
Northrop Grumman Corp.	152,621	18,258,050
United Technologies Corp.	394,868	45,587,511

		$156,701,755

Alcoholic Beverages – 1.5%
Diageo PLC	1,121,417	$35,812,138

Automotive – 1.9%
Delphi Automotive PLC	230,814	$15,866,154
General Motors Co.	126,604	4,595,725
Johnson Controls, Inc.	479,695	23,951,171

		$44,413,050

Broadcasting – 3.8%
Omnicom Group, Inc.	368,915	$26,274,126
Time Warner, Inc.	210,483	14,786,431
Time, Inc. (a)	26,310	637,228
Viacom, Inc., “B”	219,069	18,999,854
Walt Disney Co.	331,010	28,380,797

		$89,078,436

Brokerage & Asset Managers – 2.9%
BlackRock, Inc.	66,490	$21,250,204
Franklin Resources, Inc.	548,695	31,736,519
NASDAQ OMX Group, Inc.	340,887	13,165,056

		$66,151,779

Business Services – 3.1%
Accenture PLC, “A”	603,712	$48,804,078
Fidelity National Information Services, Inc.	168,992	9,250,622
Fiserv, Inc. (a)	213,363	12,870,056

		$70,924,756

Cable TV – 1.1%
Comcast Corp., “Special A”	489,693	$26,115,328

Chemicals – 3.4%
3M Co.	329,244	$47,160,911
PPG Industries, Inc.	154,949	32,562,532

		$79,723,443

Computer Software – 1.3%
Oracle Corp.	735,399	$29,805,721

Computer Software – Systems – 1.8%
International Business Machines Corp.	224,136	$40,629,133

Construction – 0.6%
Stanley Black & Decker, Inc.	169,647	$14,898,400

Consumer Products – 0.5%
Procter & Gamble Co.	146,350	$11,501,647

Containers – 0.5%
Crown Holdings, Inc. (a)	237,170	$11,801,579

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Electrical Equipment – 2.6%
Danaher Corp.	368,048	$28,976,419
Pentair PLC	85,643	6,176,573
Tyco International Ltd.	526,979	24,030,242

		$59,183,234

Electronics – 0.2%
Texas Instruments, Inc.	73,337	$3,504,775

Energy – Independent – 2.4%
Apache Corp.	122,565	$12,332,490
EOG Resources, Inc.	92,598	10,821,002
Occidental Petroleum Corp.	322,682	33,116,854

		$56,270,346

Energy – Integrated – 4.1%
Chevron Corp.	317,973	$41,511,375
Exxon Mobil Corp.	524,954	52,852,369

		$94,363,744

Food & Beverages – 4.9%
Dr Pepper Snapple Group, Inc.	206,856	$12,117,624
General Mills, Inc.	658,451	34,595,016
Groupe Danone	258,151	19,173,094
Kellogg Co.	107,543	7,065,575
Nestle S.A.	535,090	41,453,183

		$114,404,492

Food & Drug Stores – 1.8%
CVS Caremark Corp.	551,748	$41,585,247

General Merchandise – 1.5%
Kohl’s Corp.	102,852	$5,418,243
Target Corp.	522,259	30,264,909

		$35,683,152

Insurance – 7.5%
ACE Ltd.	238,940	$24,778,078
Aon PLC	251,245	22,634,662
Chubb Corp.	180,869	16,670,696
MetLife, Inc.	832,555	46,256,756
Prudential Financial, Inc.	273,850	24,309,665
Travelers Cos., Inc.	427,088	40,176,168

		$174,826,025

Leisure & Toys – 0.8%
Hasbro, Inc.	199,754	$10,596,950
Mattel, Inc.	177,416	6,913,902

		$17,510,852

Machinery & Tools – 1.3%
Eaton Corp. PLC	268,251	$20,703,612
Illinois Tool Works, Inc.	117,107	10,253,889

		$30,957,501

4

MFS Value Series

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Major Banks – 12.3%
Bank of New York Mellon Corp.	944,423	$35,396,974
Goldman Sachs Group, Inc.	243,156	40,714,041
JPMorgan Chase & Co.	1,657,361	95,497,141
PNC Financial Services Group, Inc.	195,101	17,373,744
State Street Corp.	294,386	19,800,402
Wells Fargo & Co.	1,454,954	76,472,382

		$285,254,684

Medical & Health Technology & Services – 1.0%
Express Scripts Holding Co. (a)	300,902	$20,861,536
Quest Diagnostics, Inc.	48,438	2,842,826

		$23,704,362

Medical Equipment – 4.9%
Abbott Laboratories	652,512	$26,687,741
Covidien PLC	222,016	20,021,403
Medtronic, Inc.	436,795	27,850,049
St. Jude Medical, Inc.	250,742	17,363,884
Thermo Fisher Scientific, Inc.	180,971	21,354,578

		$113,277,655

Other Banks & Diversified Financials – 2.2%
Citigroup, Inc.	116,078	$5,467,274
U.S. Bancorp	915,329	39,652,052
Western Union Co.	377,170	6,540,128

		$51,659,454

Pharmaceuticals – 8.2%
Johnson & Johnson	814,708	$85,234,751
Merck & Co., Inc.	410,828	23,766,400
Novartis AG	87,590	7,931,300
Pfizer, Inc.	2,224,759	66,030,847
Roche Holding AG	24,894	7,424,970
Zoetis, Inc.	19,742	637,074

		$191,025,342

Printing & Publishing – 0.7%
McGraw-Hill Cos., Inc.	118,461	$9,835,817
Moody’s Corp.	83,230	7,295,942

		$17,131,759

Railroad & Shipping – 0.7%
Canadian National Railway Co.	244,981	$15,928,665

Restaurants – 1.1%
McDonald’s Corp.	242,728	$24,452,419

Specialty Chemicals – 0.1%
Valspar Corp.	28,874	$2,199,910

Specialty Stores – 1.2%
Advance Auto Parts, Inc.	103,524	$13,967,458
Bed Bath & Beyond, Inc. (a)	85,651	4,914,654

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Specialty Stores – continued
Staples, Inc.	739,699	$8,018,337

		$26,900,449

Telecommunications – Wireless – 0.6%
Vodafone Group PLC	4,151,093	$13,853,151

Telephone Services – 2.4%
AT&T, Inc.	378,762	$13,393,024
Verizon Communications, Inc.	859,136	42,037,524

		$55,430,548

Tobacco – 5.4%
Altria Group, Inc.	270,755	$11,355,465
Imperial Tobacco Group PLC	117,689	5,297,160
Lorillard, Inc.	433,317	26,419,337
Philip Morris International, Inc.	979,662	82,595,303

		$125,667,265

Trucking – 1.6%
United Parcel Service, Inc., “B”	355,325	$36,477,665

Utilities – Electric Power – 0.3%
Duke Energy Corp.	105,132	$7,799,743

Total Common Stocks (Identified Cost, $1,525,702,332)		$2,296,609,604

CONVERTIBLE PREFERRED STOCKS – 0.1%
Aerospace – 0.1%
United Technologies Corp., 7.5% (Identified Cost, $1,710,447)	33,153	$2,161,244

MONEY MARKET FUNDS – 1.0%
MFS Institutional Money Market Portfolio, 0.08%, at Cost and Net Asset Value (v)	22,825,355	$22,825,355

Total Investments (Identified Cost, $1,550,238,134)		$2,321,596,203

OTHER ASSETS, LESS LIABILITIES – 0.0%		690,096

Net Assets – 100.0%		$2,322,286,299

(a)	Non-income producing security.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

PLC	Public Limited Company

See Notes to Financial Statements

5

MFS Value Series

FINANCIAL STATEMENTS  |  STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

At 6/30/14
Assets
Investments –
Non-affiliated issuers, at value (identified cost, $1,527,412,779)	$2,298,770,848
Underlying affiliated funds, at cost and value	22,825,355
Total investments, at value (identified cost, $1,550,238,134)	$2,321,596,203
Cash	4,065
Receivables for
Investments sold	591,657
Fund shares sold	455,418
Interest and dividends	3,973,006
Other assets	6,546
Total assets		$2,326,626,895
Liabilities
Payable to custodian	$591,624
Payable for fund shares reacquired	3,294,437
Payable to affiliates
Investment adviser	169,613
Shareholder servicing costs	1,309
Distribution and/or service fees	35,130
Payable for independent Trustees’ compensation	11
Accrued expenses and other liabilities	248,472
Total liabilities		$4,340,596
Net assets		$2,322,286,299
Net assets consist of
Paid-in capital	$1,276,700,408
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	771,379,642
Accumulated net realized gain (loss) on investments and foreign currency	204,307,714
Undistributed net investment income	69,898,535
Net assets		$2,322,286,299
Shares of beneficial interest outstanding		115,904,881

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$1,040,695,998	51,525,586	$20.20
Service Class	1,281,590,301	64,379,295	19.91

See Notes to Financial Statements

6

MFS Value Series

FINANCIAL STATEMENTS  |  STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Six months ended 6/30/14
Net investment income
Income
Dividends	$43,743,411
Interest	39,464
Dividends from underlying affiliated funds	8,104
Foreign taxes withheld	(376,815)
Total investment income		$43,414,164
Expenses
Management fee	$8,193,278
Distribution and/or service fees	1,657,280
Shareholder servicing costs	41,427
Administrative services fee	143,172
Independent Trustees’ compensation	20,493
Custodian fee	78,033
Shareholder communications	106,385
Audit and tax fees	26,438
Legal fees	11,427
Miscellaneous	28,260
Total expenses		$10,306,193
Fees paid indirectly	(12)
Reduction of expenses by investment adviser	(45,725)
Net expenses		$10,260,456
Net investment income		$33,153,708
Realized and unrealized gain (loss) on investments and foreign currency
Realized gain (loss) (identified cost basis)
Investments	$133,332,324
Foreign currency	19,382
Net realized gain (loss) on investments and foreign currency		$133,351,706
Change in unrealized appreciation (depreciation)
Investments	$(59,624,418)
Translation of assets and liabilities in foreign currencies	(1,028)
Net unrealized gain (loss) on investments and foreign currency translation		$(59,625,446)
Net realized and unrealized gain (loss) on investments and foreign currency		$73,726,260
Change in net assets from operations		$106,879,968

See Notes to Financial Statements

7

MFS Value Series

FINANCIAL STATEMENTS  |  STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 6/30/14 (unaudited )	Year ended 12/31/13
Change in net assets
From operations
Net investment income	$33,153,708	$36,767,152
Net realized gain (loss) on investments and foreign currency	133,351,706	81,105,549
Net unrealized gain (loss) on investments and foreign currency translation	(59,625,446)	573,023,259
Change in net assets from operations	$106,879,968	$690,895,960
Distributions declared to shareholders
From net investment income	$—	$(24,530,172)
From net realized gain on investments	—	(6,945,411)
Total distributions declared to shareholders	$—	$(31,475,583)
Change in net assets from fund share transactions	$(278,993,919)	$(176,337,066)
Total change in net assets	$(172,113,951)	$483,083,311
Net assets
At beginning of period	2,494,400,250	2,011,316,939
At end of period (including undistributed net investment income of $69,898,535 and $36,744,827, respectively)	$2,322,286,299	$2,494,400,250

See Notes to Financial Statements

8

MFS Value Series

FINANCIAL STATEMENTS  |  FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Initial Class	Six months ended 6/30/14		Years ended 12/31
			2013	2012	2011	2010	2009
	(unaudited)
Net asset value, beginning of period	$19.28		$14.40	$12.68	$12.98	$11.80	$9.76
Income (loss) from investment operations
Net investment income (d)	$0.28		$0.30	$0.28	$0.24	$0.19	$0.20
Net realized and unrealized gain (loss) on investments and foreign currency	0.64		4.83	1.77	(0.30)	1.16	1.98
Total from investment operations	$0.92		$5.13	$2.05	$(0.06)	$1.35	$2.18
Less distributions declared to shareholders
From net investment income	$—		$(0.20)	$(0.23)	$(0.19)	$(0.17)	$(0.14)
From net realized gain on investments	—		(0.05)	(0.10)	(0.05)	—	—
Total distributions declared to shareholders	$—		$(0.25)	$(0.33)	$(0.24)	$(0.17)	$(0.14)
Net asset value, end of period (x)	$20.20		$19.28	$14.40	$12.68	$12.98	$11.80
Total return (%) (k)(r)(s)(x)	4.77	(n)	35.89	16.26	(0.30)	11.53	22.71
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.73	(a)	0.73	0.78	0.79	0.83	0.84
Expenses after expense reductions (f)	0.73	(a)	0.73	0.78	0.79	0.83	0.84
Net investment income	2.93	(a)	1.74	2.02	1.81	1.60	1.99
Portfolio turnover	7	(n)	15	16	18	28	26
Net assets at end of period (000 omitted)	$1,040,696		$1,090,381	$988,594	$352,752	$389,052	$367,676

Service Class	Six months ended 6/30/14		Years ended 12/31
			2013	2012	2011	2010	2009
	(unaudited)
Net asset value, beginning of period	$19.03		$14.22	$12.54	$12.83	$11.68	$9.67
Income (loss) from investment operations
Net investment income (d)	$0.26		$0.25	$0.24	$0.20	$0.16	$0.18
Net realized and unrealized gain (loss) on investments and foreign currency	0.62		4.78	1.74	(0.27)	1.15	1.95
Total from investment operations	$0.88		$5.03	$1.98	$(0.07)	$1.31	$2.13
Less distributions declared to shareholders
From net investment income	$—		$(0.17)	$(0.20)	$(0.17)	$(0.16)	$(0.12)
From net realized gain on investments	—		(0.05)	(0.10)	(0.05)	—	—
Total distributions declared to shareholders	$—		$(0.22)	$(0.30)	$(0.22)	$(0.16)	$(0.12)
Net asset value, end of period (x)	$19.91		$19.03	$14.22	$12.54	$12.83	$11.68
Total return (%) (k)(r)(s)(x)	4.62	(n)	35.59	15.88	(0.47)	11.22	22.45
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.98	(a)	0.98	1.03	1.04	1.08	1.09
Expenses after expense reductions (f)	0.98	(a)	0.98	1.03	1.04	1.08	1.09
Net investment income	2.70	(a)	1.49	1.76	1.58	1.35	1.75
Portfolio turnover	7	(n)	15	16	18	28	26
Net assets at end of period (000 omitted)	$1,281,590		$1,404,019	$1,022,722	$831,481	$750,049	$617,739

See Notes to Financial Statements

9

MFS Value Series

Financial Highlights – continued

(a)	Annualized.

(d)	Per share data is based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(n)	Not annualized.

(r)	Certain expenses have been reduced without which performance would have been lower.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

(x)	The net asset values per share and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

10

MFS Value Series

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1)	Business and Organization

MFS Value Series (the fund) is a diversified series of MFS Variable Insurance Trust (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services – Investment Companies.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.

In June 2014, FASB issued Accounting Standards Update 2014-11, Transfers and Servicing (Topic 860) – Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (“ASU 2014-11”). ASU 2014-11 changes the accounting for repurchase-to-maturity transactions and enhances the required disclosures for repurchase agreements and other similar transactions. Although still evaluating the potential impacts of ASU 2014-11 to the fund, management expects that the impact of the fund’s adoption will be limited to additional financial statement disclosures which would first be effective for interim reporting periods beginning after March 15, 2015.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and

11

MFS Value Series

Notes to Financial Statements (unaudited) – continued

at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2014 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$2,298,770,848	$—	$—	$2,298,770,848
Mutual Funds	22,825,355	—	—	22,825,355
Total Investments	$2,321,596,203	$—	$—	$2,321,596,203

For further information regarding security characteristics, see the Portfolio of Investments.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Security Loans – Under its Securities Lending Agency Agreement with the fund, State Street Bank and Trust Company (“State Street”), as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund or short-term securities. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. State Street provides the fund with indemnification against Borrower default. In the event of Borrower default, State Street will for the benefit of the fund either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, State Street assumes the fund’s rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, State Street is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is included in “Interest” income, in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At June 30, 2014, there were no securities on loan or collateral outstanding.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

12

MFS Value Series

Notes to Financial Statements (unaudited) – continued

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended June 30, 2014, is shown as a reduction of total expenses in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals.

The tax character of distributions declared to shareholders for the last fiscal year is as follows:

12/31/13
Ordinary income (including any short-term capital gains)	$30,725,336
Long-term capital gains	750,247
Total distributions	$31,475,583

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 6/30/14
Cost of investments	$1,559,908,178
Gross appreciation	768,875,616
Gross depreciation	(7,187,591)
Net unrealized appreciation (depreciation)	$761,688,025

As of 12/31/13
Undistributed ordinary income	82,885,598
Undistributed long-term capital gain	34,302,767
Other temporary differences	19,828
Net unrealized appreciation (depreciation)	821,497,730

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income		From net realized gain on investments
	Six months ended 6/30/14	Year ended 12/31/13	Six months ended 6/30/14	Year ended 12/31/13
Initial Class	$—	$12,074,098	$—	$3,123,247
Service Class	—	12,456,074	—	3,822,164
Total	$—	$24,530,172	$—	$6,945,411

13

MFS Value Series

Notes to Financial Statements (unaudited) – continued

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates:

First $1 billion of average daily net assets	0.75%
Average daily net assets in excess of $1 billion	0.65%

The investment adviser has agreed in writing to reduce its management fee to 0.60% of average daily net assets in excess of $2.5 billion. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until July 31, 2016. For the six months ended June 30, 2014, the fund’s average daily net assets did not exceed $2.5 billion and therefore, the management fee was not reduced in accordance with this agreement. MFS has also agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended June 30, 2014, this management fee reduction amounted to $43,160, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended June 30, 2014 was equivalent to an annual effective rate of 0.69% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, exclusive of interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total annual operating expenses do not exceed 0.90% of average daily net assets for the Initial Class shares and 1.15% of average daily net assets for the Service Class shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2016. For the six months ended June 30, 2014, the fund’s actual operating expenses did not exceed the limit and therefore, the investment adviser did not pay any portion of the fund’s expenses related to this agreement.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2014, the fee was $40,820, which equated to 0.0034% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2014, these costs amounted to $607.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended June 30, 2014 was equivalent to an annual effective rate of 0.0121% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. The ICCO is an officer of the funds and the sole member of Tarantino LLC. Prior to June 1, 2014, Robyn L. Griffin served as the Assistant ICCO and was an officer of the funds. Ms. Griffin is the sole member of Griffin Compliance LLC. Effective May 31, 2014, Ms. Griffin resigned as Assistant ICCO and the service agreement between the funds and Griffin Compliance LLC was terminated. For the six months ended June 30, 2014, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $5,489 and are included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $2,565, which is included in the reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

14

MFS Value Series

Notes to Financial Statements (unaudited) – continued

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. Income earned on this investment is included in “Dividends from underlying affiliated funds” in the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

For the six months ended June 30, 2014, purchases and sales of investments, other than short-term obligations, aggregated $157,299,680 and $269,358,879, respectively.

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 6/30/14		Year ended 12/31/13
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	1,093,664	$20,720,312	3,103,945	$53,050,210
Service Class	3,402,318	64,788,703	12,444,915	206,112,163
	4,495,982	$85,509,015	15,548,860	$259,162,373
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	887,695	$15,197,345
Service Class	—	—	962,640	16,278,238
	—	$—	1,850,335	$31,475,583
Shares reacquired
Initial Class	(6,123,310)	$(118,635,168)	(16,107,655)	$(273,027,465)
Service Class	(12,818,078)	(245,867,766)	(11,542,581)	(193,947,557)
	(18,941,388)	$(364,502,934)	(27,650,236)	$(466,975,022)
Net change
Initial Class	(5,029,646)	$(97,914,856)	(12,116,015)	$(204,779,910)
Service Class	(9,415,760)	(181,079,063)	1,864,974	28,442,844
	(14,445,406)	$(278,993,919)	(10,251,041)	$(176,337,066)

The fund is one of several mutual funds in which certain of the MFS funds-of-funds may invest. The MFS funds-of-funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Moderate Allocation Fund, the MFS Growth Allocation Fund, and the MFS Conservative Allocation Fund were the owners of record of approximately 8%, 3%, and 2%, respectively, of the value of outstanding voting shares of the fund.

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended June 30, 2014, the fund’s commitment fee and interest expense were $5,087 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

(7)	Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	883	182,328,575	(159,504,103)	22,825,355

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$8,104	$22,825,355

15

MFS Value Series

Notes to Financial Statements (unaudited) – continued

(8)	Redemptions In-Kind

On May 1, 2014, the fund recorded redemption proceeds for a distribution in-kind of portfolio securities and cash that were valued at $140,669,019. The redeeming shareholder generally receives a pro rata share of the securities held by the fund. The distribution of such securities generated a realized gain of $61,559,212 for the fund.

16

MFS Value Series

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “Commentary & Announcements” and “Market Outlooks” sections of mfs.com or by clicking on the fund’s name under “Variable Insurance Portfolios — VIT” in the “Products” section of mfs.com.

17

SEMIANNUAL REPORT

June 30, 2014

MFS® INVESTORS GROWTH STOCK SERIES

MFS® Variable Insurance Trust

VGS-SEM

MFS® INVESTORS GROWTH STOCK SERIES

The report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK OR CREDIT UNION GUARANTEE • NOT A DEPOSIT • NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS Investors Growth Stock Series

LETTER FROM THE CHAIRMAN AND CEO

Dear Contract Owners:

After the U.S. economy contracted sharply early this year — with activity curtailed by severe winter weather, a decline in exports and an inventory stockpile — indicators have consistently shown that the U.S. economy likely regained momentum in the second quarter. The labor market is more robust, manufacturing is strong and retail sales have improved along with consumer confidence.

Although Europe emerged from recession last year, the pace of growth in the region has been slow, with persistently high unemployment and very low inflation that points to the risk of deflation. Asia remains vulnerable but also shows signs of recovery. China’s economic growth has slowed somewhat, and Japan’s economic turnaround remains a work in progress. Emerging markets have been more turbulent over the past 12 months.

Despite this economic uncertainty, and the growing likelihood of interest rate increases that has heightened bond risks, global financial markets have been relatively stable thus far in 2014.

As always at MFS®, active risk management is integral to how we manage your investments. We use a collaborative process, sharing insights across asset classes, regions and economic sectors. Our global team of investment professionals takes a multidisciplined, long-term, diversified investment approach.

We understand that these are challenging economic times. We believe that we can serve you best by applying proven principles, such as asset allocation and diversification, over the long term. We are confident that this approach can serve you well as you work with your financial advisors to reach your goals in the years ahead.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management

August 15, 2014

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

1

MFS Investors Growth Stock Series

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
Google, Inc., “A”	4.9%
Accenture PLC, “A”	4.0%
Visa, Inc., “A”	3.4%
Colgate-Palmolive Co.	3.3%
Danaher Corp.	3.3%
United Technologies Corp.	2.9%
Schlumberger Ltd.	2.9%
Oracle Corp.	2.8%
Walt Disney Co.	2.6%
LVMH Moet Hennessy Louis Vuitton S.A.	2.4%

Equity sectors
Technology	15.3%
Health Care	13.6%
Industrial Goods & Services	13.5%
Consumer Staples	12.4%
Leisure	11.6%
Financial Services	8.6%
Retailing	7.9%
Special Products & Services	5.7%
Energy	3.8%
Basic Materials	3.7%
Autos & Housing	2.0%
Transportation	1.2%

Cash & Other can include cash, other assets less liabilities, offsets to derivative positions, and short-term securities.

Percentages are based on net assets as of 6/30/14.

The portfolio is actively managed and current holdings may be different.

2

MFS Investors Growth Stock Series

EXPENSE TABLE

Fund Expenses Borne by the Contract Holders During the Period, January 1, 2014 through June 30, 2014

As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2014 through June 30, 2014.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the fund’s ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/14	Ending Account Value 6/30/14	Expenses Paid During Period (p) 1/01/14-6/30/14
Initial Class	Actual	0.82%	$1,000.00	$1,047.00	$4.16
	Hypothetical (h)	0.82%	$1,000.00	$1,020.73	$4.11
Service Class	Actual	1.07%	$1,000.00	$1,044.79	$5.42
	Hypothetical (h)	1.07%	$1,000.00	$1,019.49	$5.36

(h)	5% class return per year before expenses.

(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

3

MFS Investors Growth Stock Series

PORTFOLIO OF INVESTMENTS – 6/30/14 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 99.3%
Aerospace – 3.9%
Precision Castparts Corp.	15,665	$3,953,845
United Technologies Corp.	96,201	11,106,405

		$15,060,250

Alcoholic Beverages – 1.7%
Pernod Ricard S.A.	53,255	$6,395,267

Apparel Manufacturers – 4.6%
LVMH Moet Hennessy Louis Vuitton S.A.	48,392	$9,329,856
NIKE, Inc., “B”	50,955	3,951,560
VF Corp.	68,193	4,296,159

		$17,577,575

Automotive – 1.0%
Johnson Controls, Inc.	74,880	$3,738,758

Broadcasting – 9.1%
Discovery Communications, Inc., “A” (a)	63,574	$4,722,277
Omnicom Group, Inc.	31,606	2,250,979
Time Warner, Inc.	128,991	9,061,618
Twenty-First Century Fox, Inc.	174,913	6,148,192
Viacom, Inc., “B”	30,975	2,686,462
Walt Disney Co.	117,799	10,100,086

		$34,969,614

Brokerage & Asset Managers – 4.0%
Charles Schwab Corp.	66,974	$1,803,610
CME Group, Inc.	65,750	4,664,963
Franklin Resources, Inc.	151,494	8,762,413

		$15,230,986

Business Services – 5.7%
Accenture PLC, “A”	189,729	$15,337,692
Cognizant Technology Solutions Corp., “A” (a)	59,077	2,889,456
Experian Group Ltd.	128,811	2,178,018
MSCI, Inc., “A” (a)	29,729	1,363,075

		$21,768,241

Chemicals – 1.6%
Monsanto Co.	48,316	$6,026,938

Computer Software – 2.8%
Oracle Corp.	267,869	$10,856,731

Computer Software – Systems – 4.0%
Apple, Inc.	33,040	$3,070,407
EMC Corp.	338,207	8,908,372
International Business Machines Corp.	18,609	3,373,253

		$15,352,032

Construction – 1.0%
Sherwin-Williams Co.	19,287	$3,990,673

Consumer Products – 6.2%
Church & Dwight Co., Inc.	34,443	$2,409,288
Colgate-Palmolive Co.	184,326	12,567,347

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Consumer Products – continued
Procter & Gamble Co.	109,731	$8,623,759

		$23,600,394

Electrical Equipment – 9.6%
Amphenol Corp., “A”	29,954	$2,885,768
Danaher Corp.	159,100	12,525,943
Mettler-Toledo International, Inc. (a)	24,589	6,225,443
Sensata Technologies Holding B.V. (a)	184,578	8,634,559
W.W. Grainger, Inc.	25,040	6,366,921

		$36,638,634

Electronics – 2.8%
Microchip Technology, Inc.	104,607	$5,105,868
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	262,926	5,623,987

		$10,729,855

Energy – Independent – 0.9%
Occidental Petroleum Corp.	32,289	$3,313,820

Food & Beverages – 4.6%
Groupe Danone	101,414	$7,532,104
Mead Johnson Nutrition Co., “A”	73,833	6,879,021
PepsiCo, Inc.	34,244	3,059,359

		$17,470,484

Food & Drug Stores – 2.4%
CVS Caremark Corp.	120,604	$9,089,923

Internet – 5.6%
eBay, Inc. (a)	51,855	$2,595,861
Google, Inc., “A” (a)	32,327	18,900,627

		$21,496,488

Medical & Health Technology & Services – 2.5%
Express Scripts Holding Co. (a)	112,675	$7,811,758
Patterson Cos., Inc.	41,397	1,635,595

		$9,447,353

Medical Equipment – 7.1%
Abbott Laboratories	126,102	$5,157,572
DENTSPLY International, Inc.	167,182	7,916,068
St. Jude Medical, Inc.	32,627	2,259,420
Thermo Fisher Scientific, Inc.	71,480	8,434,640
Waters Corp. (a)	33,007	3,447,251

		$27,214,951

Metals & Mining – 0.4%
Rio Tinto Ltd.	31,020	$1,650,229

Oil Services – 2.9%
Schlumberger Ltd.	94,132	$11,102,869

Other Banks & Diversified Financials – 4.6%
MasterCard, Inc., “A”	61,411	$4,511,866
Visa, Inc., “A”	62,456	13,160,104

		$17,671,970

4

MFS Investors Growth Stock Series

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Pharmaceuticals – 4.0%
Allergan, Inc.	11,616	$1,965,660
Johnson & Johnson	49,379	5,166,031
Zoetis, Inc.	260,785	8,415,532

		$15,547,223

Printing & Publishing – 0.8%
Equifax, Inc.	41,929	$3,041,530

Restaurants – 1.7%
McDonald’s Corp.	65,230	$6,571,270

Specialty Chemicals – 1.7%
Praxair, Inc.	50,011	$6,643,461

Specialty Stores – 0.9%
AutoZone, Inc. (a)	1,536	$823,665
Industria de Diseno Textil S.A.	17,434	2,683,256

		$3,506,921

Trucking – 1.2%
Expeditors International of Washington, Inc.	101,577	$4,485,640

Total Common Stocks (Identified Cost, $259,690,254)		$380,190,080

Issuer	Shares/Par	Value ($)

MONEY MARKET FUNDS – 0.8%
MFS Institutional Money Market Portfolio, 0.08%, at Cost and Net Asset Value (v)	3,122,148	$3,122,148

Total Investments (Identified Cost, $262,812,402)		$383,312,228

OTHER ASSETS, LESS LIABILITIES – (0.1)%		(425,400)

Net Assets – 100.0%		$382,886,828

(a)	Non-income producing security.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt

PLC	Public Limited Company

See Notes to Financial Statements

5

MFS Investors Growth Stock Series

FINANCIAL STATEMENTS  |  STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

At 6/30/14
Assets
Investments –
Non-affiliated issuers, at value (identified cost, $259,690,254)	$380,190,080
Underlying affiliated funds, at cost and value	3,122,148
Total investments, at value (identified cost, $262,812,402)	$383,312,228
Foreign currency, at value (identified cost, $52)	51
Receivables for
Fund shares sold	267,211
Dividends	344,378
Other assets	1,291
Total assets		$383,925,159
Liabilities
Payables for
Investments purchased	$446,796
Fund shares reacquired	474,566
Payable to affiliates
Investment adviser	30,389
Shareholder servicing costs	774
Distribution and/or service fees	8,588
Payable for independent Trustees’ compensation	11
Accrued expenses and other liabilities	77,207
Total liabilities		$1,038,331
Net assets		$382,886,828
Net assets consist of
Paid-in capital	$200,944,756
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	120,502,132
Accumulated net realized gain (loss) on investments and foreign currency	59,317,100
Undistributed net investment income	2,122,840
Net assets		$382,886,828
Shares of beneficial interest outstanding		24,380,855

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$68,485,199	4,270,462	$16.04
Service Class	314,401,629	20,110,393	15.63

See Notes to Financial Statements

6

MFS Investors Growth Stock Series

FINANCIAL STATEMENTS  |  STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Six months ended 6/30/14
Net investment income
Income
Dividends	$3,021,656
Interest	21,985
Dividends from underlying affiliated funds	1,493
Foreign taxes withheld	(71,864)
Total investment income		$2,973,270
Expenses
Management fee	$1,526,464
Distribution and/or service fees	422,556
Shareholder servicing costs	21,978
Administrative services fee	29,412
Independent Trustees’ compensation	4,546
Custodian fee	25,032
Shareholder communications	26,579
Audit and tax fees	26,732
Legal fees	1,944
Miscellaneous	8,597
Total expenses		$2,093,840
Reduction of expenses by investment adviser	(7,810)
Net expenses		$2,086,030
Net investment income		$887,240
Realized and unrealized gain (loss) on investments and foreign currency
Realized gain (loss) (identified cost basis)
Investments	$38,021,672
Foreign currency	350
Net realized gain (loss) on investments and foreign currency		$38,022,022
Change in unrealized appreciation (depreciation)
Investments	$(21,852,988)
Translation of assets and liabilities in foreign currencies	339
Net unrealized gain (loss) on investments and foreign currency translation		$(21,852,649)
Net realized and unrealized gain (loss) on investments and foreign currency		$16,169,373
Change in net assets from operations		$17,056,613

See Notes to Financial Statements

7

MFS Investors Growth Stock Series

FINANCIAL STATEMENTS  |  STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 6/30/14 (unaudited )	Year ended 12/31/13
Change in net assets
From operations
Net investment income	$887,240	$1,240,982
Net realized gain (loss) on investments and foreign currency	38,022,022	21,768,699
Net unrealized gain (loss) on investments and foreign currency translation	(21,852,649)	78,298,340
Change in net assets from operations	$17,056,613	$101,308,021
Distributions declared to shareholders
From net investment income	$—	$(1,774,121)
From net realized gain on investments	—	(12,243,874)
Total distributions declared to shareholders	$—	$(14,017,995)
Change in net assets from fund share transactions	$(61,977,395)	$(4,654,343)
Total change in net assets	$(44,920,782)	$82,635,683
Net assets
At beginning of period	427,807,610	345,171,927
At end of period (including undistributed net investment income of $2,122,840 and $1,235,600, respectively)	$382,886,828	$427,807,610

See Notes to Financial Statements

8

MFS Investors Growth Stock Series

FINANCIAL STATEMENTS  |  FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Initial Class	Six months ended 6/30/14		Years ended 12/31
			2013	2012	2011	2010	2009
	(unaudited)
Net asset value, beginning of period	$15.32		$12.21	$11.01	$11.01	$9.83	$7.10
Income (loss) from investment operations
Net investment income (d)	$0.05		$0.07	$0.08	$0.05	$0.05	$0.05
Net realized and unrealized gain (loss) on investments and foreign currency	0.67		3.57	1.77	0.01	1.17	2.74
Total from investment operations	$0.72		$3.64	$1.85	$0.06	$1.22	$2.79
Less distributions declared to shareholders
From net investment income	$—		$(0.09)	$(0.06)	$(0.06)	$(0.04)	$(0.06)
From net realized gain on investments	—		(0.44)	(0.59)	—	—	—
Total distributions declared to shareholders	$—		$(0.53)	$(0.65)	$(0.06)	$(0.04)	$(0.06)
Net asset value, end of period (x)	$16.04		$15.32	$12.21	$11.01	$11.01	$9.83
Total return (%) (k)(r)(s)(x)	4.70	(n)	30.29	16.97	0.58	12.47	39.55
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.82	(a)	0.82	0.83	0.82	0.88	0.86
Expenses after expense reductions (f)	0.82	(a)	0.82	0.83	0.82	0.88	0.86
Net investment income	0.64	(a)	0.52	0.70	0.46	0.49	0.63
Portfolio turnover	12	(n)	26	30	28	44	50
Net assets at end of period (000 omitted)	$68,485		$71,949	$71,432	$77,136	$83,355	$93,011

Service Class	Six months ended 6/30/14		Years ended 12/31
			2013	2012	2011	2010	2009
	(unaudited)
Net asset value, beginning of period	$14.96		$11.93	$10.77	$10.76	$9.62	$6.95
Income (loss) from investment operations
Net investment income (d)	$0.03		$0.04	$0.05	$0.02	$0.02	$0.03
Net realized and unrealized gain (loss) on investments and foreign currency	0.64		3.49	1.73	0.02	1.15	2.68
Total from investment operations	$0.67		$3.53	$1.78	$0.04	$1.17	$2.71
Less distributions declared to shareholders
From net investment income	$—		$(0.06)	$(0.03)	$(0.03)	$(0.03)	$(0.04)
From net realized gain on investments	—		(0.44)	(0.59)	—	—	—
Total distributions declared to shareholders	$—		$(0.50)	$(0.62)	$(0.03)	$(0.03)	$(0.04)
Net asset value, end of period (x)	$15.63		$14.96	$11.93	$10.77	$10.76	$9.62
Total return (%) (k)(r)(s)(x)	4.48	(n)	30.05	16.68	0.37	12.15	39.10
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.07	(a)	1.07	1.08	1.07	1.12	1.11
Expenses after expense reductions (f)	1.07	(a)	1.07	1.08	1.07	1.12	1.11
Net investment income	0.39	(a)	0.28	0.46	0.21	0.23	0.38
Portfolio turnover	12	(n)	26	30	28	44	50
Net assets at end of period (000 omitted)	$314,402		$355,858	$273,740	$252,058	$276,777	$406,039

See Notes to Financial Statements

9

MFS Investors Growth Stock Series

Financial Highlights – continued

(a)	Annualized.

(d)	Per share data is based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(n)	Not annualized.

(r)	Certain expenses have been reduced without which performance would have been lower.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

(x)	The net asset values per share and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

10

MFS Investors Growth Stock Series

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1)	Business and Organization

MFS Investors Growth Stock Series (the fund) is a diversified series of MFS Variable Insurance Trust (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services – Investment Companies.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.

In June 2014, FASB issued Accounting Standards Update 2014-11, Transfers and Servicing (Topic 860) – Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (“ASU 2014-11”). ASU 2014-11 changes the accounting for repurchase-to-maturity transactions and enhances the required disclosures for repurchase agreements and other similar transactions. Although still evaluating the potential impacts of ASU 2014-11 to the fund, management expects that the impact of the fund’s adoption will be limited to additional financial statement disclosures which would first be effective for interim reporting periods beginning after March 15, 2015.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the

11

MFS Investors Growth Stock Series

Notes to Financial Statements (unaudited) – continued

business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2014 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$380,190,080	$—	$—	$380,190,080
Mutual Funds	3,122,148	—	—	3,122,148
Total Investments	$383,312,228	$—	$—	$383,312,228

For further information regarding security characteristics, see the Portfolio of Investments.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Security Loans – Under its Securities Lending Agency Agreement with the fund, State Street Bank and Trust Company (“State Street”), as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund or short-term securities. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. State Street provides the fund with indemnification against Borrower default. In the event of Borrower default, State Street will for the benefit of the fund either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, State Street assumes the fund’s rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, State Street is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is included in “Interest” income, in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At June 30, 2014, there were no securities on loan or collateral outstanding.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

12

MFS Investors Growth Stock Series

Notes to Financial Statements (unaudited) – continued

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. For the six months ended June 30, 2014, custody fees were not reduced.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals.

The tax character of distributions declared to shareholders for the last fiscal year is as follows:

12/31/13
Ordinary income (including any short-term capital gains)	$4,015,558
Long-term capital gains	10,002,437
Total distributions	$14,017,995

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 6/30/14
Cost of investments	$263,217,437
Gross appreciation	120,427,639
Gross depreciation	(332,848)
Net unrealized appreciation (depreciation)	$120,094,791

As of 12/31/13
Undistributed ordinary income	4,819,925
Undistributed long-term capital gain	18,116,410
Other temporary differences	1,345
Net unrealized appreciation (depreciation)	141,947,779

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income		From net realized gain on investments
	Six months ended 6/30/14	Year ended 12/31/13	Six months ended 6/30/14	Year ended 12/31/13
Initial Class	$—	$433,291	$—	$2,167,446
Service Class	—	1,340,830	—	10,076,428
Total	$—	$1,774,121	$—	$12,243,874

13

MFS Investors Growth Stock Series

Notes to Financial Statements (unaudited) – continued

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates:

First $1 billion of average daily net assets	0.75%
Average daily net assets in excess of $1 billion	0.65%

MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended June 30, 2014, this management fee reduction amounted to $7,365, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended June 30, 2014 was equivalent to an annual effective rate of 0.75% of the fund’s average daily net assets.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2014, the fee was $21,514, which equated to 0.0106% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2014, these costs amounted to $464.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended June 30, 2014 was equivalent to an annual effective rate of 0.0145% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. The ICCO is an officer of the funds and the sole member of Tarantino LLC. Prior to June 1, 2014, Robyn L. Griffin served as the Assistant ICCO and was an officer of the funds. Ms. Griffin is the sole member of Griffin Compliance LLC. Effective May 31, 2014, Ms. Griffin resigned as Assistant ICCO and the service agreement between the funds and Griffin Compliance LLC was terminated. For the six months ended June 30, 2014, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $756 and are included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $445, which is included in the reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. Income earned on this investment is included in “Dividends from underlying affiliated funds” in the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

For the six months ended June 30, 2014, purchases and sales of investments, other than short-term obligations, aggregated $48,636,446, and $58,676,746, respectively.

14

MFS Investors Growth Stock Series

Notes to Financial Statements (unaudited) – continued

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 6/30/14		Year ended 12/31/13
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	108,366	$1,669,435	431,037	$5,859,312
Service Class	1,979,814	29,774,407	3,575,827	48,248,899
	2,088,180	$31,443,842	4,006,864	$54,108,211
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	190,809	$2,600,737
Service Class	—	—	857,152	11,417,258
	—	$—	1,047,961	$14,017,995
Shares reacquired
Initial Class	(533,489)	$(8,267,804)	(1,778,258)	$(24,350,702)
Service Class	(5,663,765)	(85,153,433)	(3,586,321)	(48,429,847)
	(6,197,254)	$(93,421,237)	(5,364,579)	$(72,780,549)
Net change
Initial Class	(425,123)	$(6,598,369)	(1,156,412)	$(15,890,653)
Service Class	(3,683,951)	(55,379,026)	846,658	11,236,310
	(4,109,074)	$(61,977,395)	(309,754)	$(4,654,343)

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended June 30, 2014, the fund’s commitment fee and interest expense were $866 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

(7)	Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	1,053,575	37,630,723	(35,562,150)	3,122,148

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$1,493	$3,122,148

(8)	Redemption In-Kind

On May 1, 2014, the fund recorded redemption proceeds for a distribution in-kind of portfolio securities and cash that were valued at $57,740,712. The redeeming shareholder generally receives a pro rata share of the securities held by the fund. The distribution of such securities generated a realized gain of $20,778,489 for the fund.

15

MFS Investors Growth Stock Series

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “Commentary & Announcements” and “Market Outlooks” sections of mfs.com or by clicking on the fund’s name under “Variable Insurance Portfolios — VIT” in the “Products” section of mfs.com.

16

SEMIANNUAL REPORT

June 30, 2014

MFS® MID CAP GROWTH SERIES

MFS® Variable Insurance Trust

VMG-SEM

MFS® MID CAP GROWTH SERIES

The report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK OR CREDIT UNION GUARANTEE • NOT A DEPOSIT • NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS Mid Cap Growth Series

LETTER FROM THE CHAIRMAN AND CEO

Dear Contract Owners:

After the U.S. economy contracted sharply early this year — with activity curtailed by severe winter weather, a decline in exports and an inventory stockpile — indicators have consistently shown that the U.S. economy likely regained momentum in the second quarter. The labor market is more robust, manufacturing is strong and retail sales have improved along with consumer confidence.

Although Europe emerged from recession last year, the pace of growth in the region has been slow, with persistently high unemployment and very low inflation that points to the risk of deflation. Asia remains vulnerable but also shows signs of recovery. China’s economic growth has slowed somewhat, and Japan’s economic turnaround remains a work in progress. Emerging markets have been more turbulent over the past 12 months.

Despite this economic uncertainty, and the growing likelihood of interest rate increases that has heightened bond risks, global financial markets have been relatively stable thus far in 2014.

As always at MFS®, active risk management is integral to how we manage your investments. We use a collaborative process, sharing insights across asset classes, regions and economic sectors. Our global team of investment professionals takes a multidisciplined, long-term, diversified investment approach.

We understand that these are challenging economic times. We believe that we can serve you best by applying proven principles, such as asset allocation and diversification, over the long term. We are confident that this approach can serve you well as you work with your financial advisors to reach your goals in the years ahead.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management

August 15, 2014

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

1

MFS Mid Cap Growth Series

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
Actavis PLC	2.4%
Gartner, Inc.	2.1%
Jones Lang LaSalle, Inc.	2.0%
PerkinElmer, Inc.	1.8%
Bright Horizons Family Solutions, Inc.	1.8%
FleetCor Technologies, Inc.	1.7%
Roper Industries, Inc.	1.7%
SBA Communications Corp.	1.7%
TRW Automotive Holdings Corp.	1.6%
AMETEK, Inc.	1.6%

Equity sectors
Special Products & Services	16.4%
Health Care	15.7%
Industrial Goods & Services	13.0%
Technology	9.4%
Retailing	8.3%
Leisure	8.3%
Financial Services	6.5%
Energy	5.6%
Consumer Staples	4.8%
Autos & Housing	3.6%
Basic Materials	3.1%
Utilities & Communications	2.6%
Transportation	1.3%

Cash & Other can include cash, other assets less liabilities, offsets to derivative positions, and short-term securities.

Percentages are based on net assets as of 6/30/14.

The portfolio is actively managed and current holdings may be different.

2

MFS Mid Cap Growth Series

EXPENSE TABLE

Fund Expenses Borne by the Contract Holders During the Period,

January 1, 2014 through June 30, 2014

As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2014 through June 30, 2014.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the fund’s ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/14	Ending Account Value 6/30/14	Expenses Paid During Period (p) 1/01/14-6/30/14
Initial Class	Actual	0.80%	$1,000.00	$1,023.33	$4.01
	Hypothetical (h)	0.80%	$1,000.00	$1,020.83	$4.01
Service Class	Actual	1.05%	$1,000.00	$1,021.79	$5.26
	Hypothetical (h)	1.05%	$1,000.00	$1,019.59	$5.26

(h)	5% class return per year before expenses.

(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

3

MFS Mid Cap Growth Series

PORTFOLIO OF INVESTMENTS – 6/30/14 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 98.6%
Aerospace – 1.8%
BE Aerospace, Inc. (a)	38,206	$3,533,667
TransDigm Group, Inc.	30,924	5,172,348

		$8,706,015

Airlines – 0.3%
American Airlines Group, Inc. (a)	27,340	$1,174,526

Alcoholic Beverages – 0.7%
Constellation Brands, Inc., “A” (a)	38,860	$3,424,732

Apparel Manufacturers – 1.3%
PVH Corp.	54,417	$6,345,022

Automotive – 2.6%
LKQ Corp. (a)	167,888	$4,480,931
TRW Automotive Holdings Corp. (a)	86,910	7,780,183

		$12,261,114

Biotechnology – 3.3%
Alexion Pharmaceuticals, Inc. (a)	46,760	$7,306,250
Illumina, Inc. (a)	14,630	2,612,040
Isis Pharmaceuticals, Inc. (a)	26,050	897,423
Medivation, Inc. (a)	8,320	641,306
Puma Biotechnology, Inc. (a)	10,800	712,800
Regeneron Pharmaceuticals, Inc. (a)	13,224	3,735,383

		$15,905,202

Broadcasting – 1.6%
Discovery Communications, Inc., “A” (a)	47,632	$3,538,105
Scripps Networks Interactive, Inc., “A”	48,980	3,974,237

		$7,512,342

Brokerage & Asset Managers – 4.3%
Affiliated Managers Group, Inc. (a)	35,530	$7,297,862
Evercore Partners, Inc.	110,650	6,377,866
Intercontinental Exchange, Inc.	36,827	6,956,620

		$20,632,348

Business Services – 11.9%
Bright Horizons Family Solutions, Inc. (a)	195,005	$8,373,515
Cognizant Technology Solutions Corp., “A” (a)	144,460	7,065,539
Concur Technologies, Inc. (a)	20,492	1,912,723
CoStar Group, Inc. (a)	7,663	1,212,057
FleetCor Technologies, Inc. (a)	62,370	8,220,366
Gartner, Inc. (a)	139,660	9,848,823
IHS, Inc., “A” (a)	33,182	4,501,802
Jones Lang LaSalle, Inc.	74,440	9,408,472
Realogy Holdings Corp. (a)	71,920	2,712,103
Verisk Analytics, Inc., “A” (a)	58,020	3,482,360

		$56,737,760

Cable TV – 2.2%
Charter Communications, Inc., “A” (a)	31,563	$4,998,948
Liberty Global PLC, “A” (a)	60,700	2,684,154

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Cable TV – continued
Liberty Global PLC, “C” (a)	60,700	$2,568,217

		$10,251,319

Computer Software – 2.4%
Autodesk, Inc. (a)	47,060	$2,653,243
Citrix Systems, Inc. (a)	32,440	2,029,122
Qlik Technologies, Inc. (a)	127,450	2,882,919
TIBCO Software, Inc. (a)	186,750	3,766,748

		$11,332,032

Computer Software – Systems – 3.4%
Benefitfocus, Inc. (a)	24,540	$1,134,239
Castlight Health, Inc., “B” (a)	22,930	348,536
Guidewire Software, Inc. (a)	44,576	1,812,460
SS&C Technologies Holdings, Inc. (a)	135,926	6,010,648
Vantiv, Inc., “A” (a)	203,150	6,829,903

		$16,135,786

Conglomerates – 1.7%
Roper Industries, Inc.	56,221	$8,208,828

Construction – 1.1%
Pool Corp.	90,090	$5,095,490

Consumer Products – 0.9%
Newell Rubbermaid, Inc.	135,050	$4,185,200

Consumer Services – 2.7%
DeVry, Inc.	27,962	$1,183,911
HomeAway, Inc. (a)	56,180	1,956,188
Nord Anglia Education, Inc. (a)	153,640	2,811,612
Priceline Group, Inc. (a)	4,836	5,817,708
Servicemaster Global Holdings, Inc. (a)	66,179	1,206,443

		$12,975,862

Containers – 0.8%
Crown Holdings, Inc. (a)	73,540	$3,659,350

Electrical Equipment – 6.0%
AMETEK, Inc.	147,019	$7,686,153
Amphenol Corp., “A”	40,140	3,867,088
Mettler-Toledo International, Inc. (a)	14,794	3,745,545
Pentair PLC	78,330	5,649,160
Sensata Technologies Holding B.V. (a)	83,870	3,923,439
WESCO International, Inc. (a)	42,160	3,641,781

		$28,513,166

Electronics – 1.2%
Altera Corp.	169,510	$5,892,168

Energy – Independent – 3.8%
Cabot Oil & Gas Corp.	141,250	$4,822,275
Gulfport Energy Corp. (a)	73,630	4,623,964
Memorial Resource Development Corp. (a)	34,150	831,894
PDC Energy, Inc. (a)	33,313	2,103,716
Pioneer Natural Resources Co.	23,861	5,483,496

		$17,865,345

4

MFS Mid Cap Growth Series

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Entertainment – 0.4%
AMC Networks, Inc., “A” (a)	30,908	$1,900,533

Food & Beverages – 3.2%
Chr. Hansen Holding A.S.	159,252	$6,706,610
Mead Johnson Nutrition Co., “A”	38,160	3,555,367
WhiteWave Foods Co., “A” (a)	151,309	4,897,872

		$15,159,849

Gaming & Lodging – 2.7%
Extended Stay America, Inc.	154,130	$3,569,651
MGM Mirage (a)	139,993	3,695,815
Norwegian Cruise Line Holdings Ltd. (a)	28,640	907,888
Wynn Resorts Ltd.	22,446	4,658,892

		$12,832,246

General Merchandise – 1.0%
Five Below, Inc. (a)	122,300	$4,880,993

Insurance – 0.5%
Lincoln National Corp.	47,140	$2,424,882

Internet – 2.4%
ChannelAdvisor Corp. (a)	64,190	$1,692,048
GrubHub, Inc. (a)	30,470	1,078,943
LinkedIn Corp., “A” (a)	17,875	3,065,026
Shutterstock, Inc. (a)	34,760	2,884,385
Yelp, Inc. (a)	34,540	2,648,527

		$11,368,929

Leisure & Toys – 0.7%
Brunswick Corp.	80,650	$3,397,785

Machinery & Tools – 4.2%
Colfax Corp. (a)	73,810	$5,501,797
Flowserve Corp.	64,884	4,824,125
Joy Global, Inc.	52,000	3,202,160
WABCO Holdings, Inc. (a)	60,570	6,470,087

		$19,998,169

Major Banks – 0.7%
Morgan Stanley	97,830	$3,162,844

Medical & Health Technology & Services – 3.1%
Advisory Board Co. (a)	62,290	$3,226,622
Cerner Corp. (a)	83,820	4,323,436
Henry Schein, Inc. (a)	60,871	7,223,562

		$14,773,620

Medical Equipment – 4.7%
C.R. Bard, Inc.	38,592	$5,519,042
Cooper Cos., Inc.	49,000	6,640,970
Endologix, Inc. (a)	73,340	1,115,501
PerkinElmer, Inc.	182,240	8,536,122
Thermo Fisher Scientific, Inc.	5,731	676,258

		$22,487,893

Oil Services – 1.9%
Core Laboratories N.V.	16,270	$2,718,066
Dresser-Rand Group, Inc. (a)	38,000	2,421,740

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Oil Services – continued
FMC Technologies, Inc. (a)	60,280	$3,681,300

		$8,821,106

Other Banks & Diversified Financials – 1.0%
MasterCard, Inc., “A”	63,287	$4,649,696

Pharmaceuticals – 4.6%
Actavis PLC (a)	50,810	$11,333,171
Endo International PLC (a)	62,810	4,397,956
Salix Pharmaceuticals, Ltd. (a)	48,070	5,929,435

		$21,660,562

Pollution Control – 1.0%
Stericycle, Inc. (a)	38,986	$4,616,722

Railroad & Shipping – 1.0%
Kansas City Southern Co.	45,898	$4,934,494

Restaurants – 0.7%
Dunkin Brands Group, Inc.	71,581	$3,279,126
Zoe’s Kitchen, Inc. (a)	6,800	233,784

		$3,512,910

Specialty Chemicals – 2.3%
Airgas, Inc.	22,010	$2,397,109
Arrowhead Research Corp. (a)	31,690	453,484
FMC Corp.	28,340	2,017,525
PolyOne Corp.	66,090	2,785,033
W.R. Grace & Co. (a)	36,700	3,469,251

		$11,122,402

Specialty Stores – 5.9%
Advance Auto Parts, Inc.	43,951	$5,929,869
Burlington Stores, Inc. (a)	113,640	3,620,570
Ross Stores, Inc.	114,020	7,540,143
Tiffany & Co.	33,890	3,397,473
Tractor Supply Co.	41,782	2,523,633
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	32,820	3,000,076
Urban Outfitters, Inc. (a)	65,360	2,213,090

		$28,224,854

Telecommunications – Wireless – 2.6%
American Tower Corp., REIT	46,350	$4,170,573
SBA Communications Corp. (a)	78,500	8,030,550

		$12,201,123

Total Common Stocks (Identified Cost, $368,031,905)		$468,945,219

MONEY MARKET FUNDS – 1.8%
MFS Institutional Money Market Portfolio, 0.08%, at Cost and Net Asset Value (v)	8,636,369	$8,636,369

Total Investments (Identified Cost, $376,668,274)		$477,581,588

OTHER ASSETS, LESS LIABILITIES – (0.4)%		(1,690,016)

Net Assets – 100.0%		$475,891,572

5

MFS Mid Cap Growth Series

Portfolio of Investments (unaudited) – continued

(a)	Non-income producing security.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

PLC	Public Limited Company

REIT	Real Estate Investment Trust

See Notes to Financial Statements

6

MFS Mid Cap Growth Series

FINANCIAL STATEMENTS  |  STATEMENT OF ASSETS AND LIABILITIES
(unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

At 6/30/14
Assets
Investments –
Non-affiliated issuers, at value (identified cost, $368,031,905)	$468,945,219
Underlying affiliated funds, at cost and value	8,636,369
Total investments, at value (identified cost, $376,668,274)	$477,581,588
Receivables for
Fund shares sold	252,299
Interest and dividends	88,482
Other assets	1,358
Total assets		$477,923,727
Liabilities
Payables for
Investments purchased	$1,250,238
Fund shares reacquired	654,077
Payable to affiliates
Investment adviser	37,719
Shareholder servicing costs	479
Distribution and/or service fees	2,520
Payable for independent Trustees’ compensation	10
Accrued expenses and other liabilities	87,112
Total liabilities		$2,032,155
Net assets		$475,891,572
Net assets consist of
Paid-in capital	$302,871,268
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	100,913,314
Accumulated net realized gain (loss) on investments and foreign currency	72,209,926
Accumulated net investment loss	(102,936)
Net assets		$475,891,572
Shares of beneficial interest outstanding		52,034,324

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$383,419,136	41,653,370	$9.20
Service Class	92,472,436	10,380,954	8.91

See Notes to Financial Statements

7

MFS Mid Cap Growth Series

FINANCIAL STATEMENTS  |  STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Six months ended 6/30/14
Net investment loss
Income
Dividends	$1,895,058
Interest	3,008
Dividends from underlying affiliated funds	2,751
Foreign taxes withheld	(2,519)
Total investment income		$1,898,298
Expenses
Management fee	$1,761,397
Distribution and/or service fees	112,678
Shareholder servicing costs	12,926
Administrative services fee	33,046
Independent Trustees’ compensation	4,647
Custodian fee	25,214
Shareholder communications	21,914
Audit and tax fees	26,698
Legal fees	2,349
Miscellaneous	9,434
Total expenses		$2,010,303
Fees paid indirectly	(5)
Reduction of expenses by investment adviser	(9,064)
Net expenses		$2,001,234
Net investment loss		$(102,936)
Realized and unrealized gain (loss) on investments and foreign currency
Realized gain (loss) (identified cost basis)
Investments	$33,631,716
Foreign currency	841
Net realized gain (loss) on investments and foreign currency		$33,632,557
Change in unrealized appreciation (depreciation)
Investments	$(23,007,730)
Translation of assets and liabilities in foreign currencies	(249)
Net unrealized gain (loss) on investments and foreign currency translation		$(23,007,979)
Net realized and unrealized gain (loss) on investments and foreign currency		$10,624,578
Change in net assets from operations		$10,521,642

See Notes to Financial Statements

8

MFS Mid Cap Growth Series

FINANCIAL STATEMENTS  |  STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 6/30/14 (unaudited )	Year ended 12/31/13
Change in net assets
From operations
Net investment loss	$(102,936)	$(1,418,410)
Net realized gain (loss) on investments and foreign currency	33,632,557	56,151,862
Net unrealized gain (loss) on investments and foreign currency translation	(23,007,979)	93,085,664
Change in net assets from operations	$10,521,642	$147,819,116
Distributions declared to shareholders
From net realized gain on investments	$—	$(1,768,591)
Change in net assets from fund share transactions	$(18,695,519)	$(98,252,506)
Total change in net assets	$(8,173,877)	$47,798,019
Net assets
At beginning of period	484,065,449	436,267,430
At end of period (including accumulated net investment loss of $102,936 and $0, respectively)	$475,891,572	$484,065,449

See Notes to Financial Statements

9

MFS Mid Cap Growth Series

FINANCIAL STATEMENTS  |  FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Initial Class	Six months ended 6/30/14		Years ended 12/31
			2013	2012	2011	2010	2009
	(unaudited)
Net asset value, beginning of period	$9.00		$6.56	$5.63	$5.99	$4.62	$3.27
Income (loss) from investment operations
Net investment income (loss) (d)	$0.00	(w)	$(0.02)	$(0.01)	$(0.03)	$0.00 (w)	$(0.00	)(w)
Net realized and unrealized gain (loss) on investments and foreign currency	0.20		2.49	0.94	(0.33)	1.37	1.36
Total from investment operations	$0.20		$2.47	$0.93	$(0.36)	$1.37	$1.36
Less distributions declared to shareholders
From net investment income	$—		$—	$—	$—	$—	$(0.01)
From net realized gain on investments	—		(0.03)	—	—	—	—
From tax return of capital	—		—	—	—	—	(0.00	)(w)
Total distributions declared to shareholders	$—		$(0.03)	$—	$—	$—	$(0.01)
Net asset value, end of period (x)	$9.20		$9.00	$6.56	$5.63	$5.99	$4.62
Total return (%) (k)(r)(s)(x)	2.22	(n)	37.72	16.52	(6.01)	29.65	41.78
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.81	(a)	0.81	0.89	0.88	0.88	0.90
Expenses after expense reductions (f)	0.80	(a)	0.81	0.89	0.88	0.88	0.90
Net investment income (loss)	0.00	(a)(I)	(0.26)	(0.10)	(0.44)	0.09	(0.09)
Portfolio turnover	32	(n)	62	65	71	91	114
Net assets at end of period (000 omitted)	$383,419		$393,212	$359,488	$84,387	$137,567	$107,989

Service Class	Six months ended 6/30/14		Years ended 12/31
			2013	2012	2011	2010	2009
	(unaudited)
Net asset value, beginning of period	$8.72		$6.38	$5.48	$5.84	$4.52	$3.20
Income (loss) from investment operations
Net investment loss (d)	$(0.01)		$(0.04)	$(0.02)	$(0.04)	$(0.01)	$(0.01)
Net realized and unrealized gain (loss) on investments and foreign currency	0.20		2.41	0.92	(0.32)	1.33	1.33
Total from investment operations	$0.19		$2.37	$0.90	$(0.36)	$1.32	$1.32
Less distributions declared to shareholders
From net realized gain on investments	$—		$(0.03)	$—	$—	$—	$—
Net asset value, end of period (x)	$8.91		$8.72	$6.38	$5.48	$5.84	$4.52
Total return (%) (k)(r)(s)(x)	2.18	(n)	37.22	16.42	(6.16)	29.20	41.25
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.06	(a)	1.06	1.14	1.13	1.13	1.16
Expenses after expense reductions (f)	1.05	(a)	1.06	1.14	1.13	1.13	1.15
Net investment loss	(0.25	)(a)(I)	(0.51)	(0.35)	(0.70)	(0.16)	(0.33)
Portfolio turnover	32	(n)	62	65	71	91	114
Net assets at end of period (000 omitted)	$92,472		$90,854	$76,779	$30,142	$35,722	$29,524

See Notes to Financial Statements

10

MFS Mid Cap Growth Series

Financial Highlights – continued

(a)	Annualized.

(d)	Per share data is based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(l)	Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by companies in which the fund invests and the actual annual net investment income ratio may differ.

(n)	Not annualized.

(r)	Certain expenses have been reduced without which performance would have been lower.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

(w)	Per share amount was less than $0.01.

(x)	The net asset values per share and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

11

MFS Mid Cap Growth Series

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1)	Business and Organization

MFS Mid Cap Growth Series (the fund) is a diversified series of MFS Variable Insurance Trust (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services – Investment Companies.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.

In June 2014, FASB issued Accounting Standards Update 2014-11, Transfers and Servicing (Topic 860) – Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (“ASU 2014-11”). ASU 2014-11 changes the accounting for repurchase-to-maturity transactions and enhances the required disclosures for repurchase agreements and other similar transactions. Although still evaluating the potential impacts of ASU 2014-11 to the fund, management expects that the impact of the fund’s adoption will be limited to additional financial statement disclosures which would first be effective for interim reporting periods beginning after March 15, 2015.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and

12

MFS Mid Cap Growth Series

Notes to Financial Statements (unaudited) – continued

at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2014 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$468,945,219	$—	$—	$468,945,219
Mutual Funds	8,636,369	—	—	8,636,369
Total Investments	$477,581,588	$—	$—	$477,581,588

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 1 investments presented above, equity investments amounting to $6,706,610 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Security Loans – Under its Securities Lending Agency Agreement with the fund, State Street Bank and Trust Company (“State Street”), as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund or short-term securities. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. State Street provides the fund with indemnification against Borrower default. In the event of Borrower default, State Street will for the benefit of the fund either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, State Street assumes the fund’s rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, State Street is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is included in “Interest” income in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At June 30, 2014, there were no securities on loan or collateral outstanding.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be

13

MFS Mid Cap Growth Series

Notes to Financial Statements (unaudited) – continued

recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended June 30, 2014, is shown as a reduction of total expenses in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to net operating losses.

The tax character of distributions declared to shareholders for the last fiscal year is as follows:

12/31/13
Long-term capital gains	$1,768,591

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 6/30/14
Cost of investments	$376,880,283
Gross appreciation	104,573,539
Gross depreciation	(3,872,234)
Net unrealized appreciation (depreciation)	$100,701,305

As of 12/31/13
Undistributed ordinary income	27,831,589
Undistributed long-term capital gains	22,847,655
Capital loss carryforwards	(11,889,866)
Other temporary differences	249
Net unrealized appreciation (depreciation)	123,709,035

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized for fund fiscal years beginning after December 31, 2010 may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses (“post-enactment losses”). Previously, net capital losses were carried forward for eight years and treated as short-term losses (“pre-enactment losses”). As a transition rule, the Act requires that all post-enactment net capital losses be used before pre-enactment net capital losses.

14

MFS Mid Cap Growth Series

Notes to Financial Statements (unaudited) – continued

As of December 31, 2013, the fund had capital loss carryforwards available to offset future realized gains. Such pre-enactment losses expire as follows:

12/31/15	$(7,456,146)
12/31/16	(4,433,720)
Total	$(11,889,866)

The availability of $11,889,866 of the capital loss carryforwards, which were acquired on August 17, 2012 in connection with the MFS Mid Cap Growth Portfolio merger, may be limited in a given year.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net realized gain on investments
	Six months ended 6/30/14	Year ended 12/31/13
Initial Class	$—	$1,438,939
Service Class	—	329,652
Total	$—	$1,768,591

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates:

First $1 billion of average daily net assets	0.75%
Average daily net assets in excess of $1 billion	0.70%

MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended June 30, 2014, this management fee reduction amounted to $8,560, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended June 30, 2014 was equivalent to an annual effective rate of 0.75% of the fund’s average daily net assets.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2014, the fee was $12,670, which equated to 0.0054% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2014, these costs amounted to $256.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended June 30, 2014 was equivalent to an annual effective rate of 0.0141% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

15

MFS Mid Cap Growth Series

Notes to Financial Statements (unaudited) – continued

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. The ICCO is an officer of the funds and the sole member of Tarantino LLC. Prior to June 1, 2014, Robyn L. Griffin served as the Assistant ICCO and was an officer of the funds. Ms. Griffin is the sole member of Griffin Compliance LLC. Effective May 31, 2014, Ms. Griffin resigned as Assistant ICCO and the service agreement between the funds and Griffin Compliance LLC was terminated. For the six months ended June 30, 2014, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $1,263 and are included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $504, which is included in the reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. Income earned on this investment is included in “Dividends from underlying affiliated funds” in the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

For the six months ended June 30, 2014, purchases and sales of investments, other than short-term obligations, aggregated $149,116,518 and $169,191,142, respectively.

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 6/30/14		Year ended 12/31/13
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	1,163,498	$10,410,463	1,666,825	$12,309,235
Service Class	1,145,944	9,989,563	1,304,357	10,038,587
	2,309,442	$20,400,026	2,971,182	$22,347,822
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	181,914	$1,438,939
Service Class	—	—	42,979	329,652
	—	$—	224,893	$1,768,591
Shares reacquired
Initial Class	(3,189,731)	$(28,825,395)	(12,944,518)	$(100,069,612)
Service Class	(1,181,161)	(10,270,150)	(2,973,658)	(22,299,307)
	(4,370,892)	$(39,095,545)	(15,918,176)	$(122,368,919)
Net change
Initial Class	(2,026,233)	$(18,414,932)	(11,095,779)	$(86,321,438)
Service Class	(35,217)	(280,587)	(1,626,322)	(11,931,068)
	(2,061,450)	$(18,695,519)	(12,722,101)	$(98,252,506)

The fund is one of several mutual funds in which certain of the MFS funds-of-funds may invest. The MFS funds-of-funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Moderate Allocation Portfolio, the MFS Growth Allocation Portfolio, and the MFS Conservative Allocation Portfolio were the owners of record of approximately 33%, 4%, and 7%, respectively, of the value of outstanding voting shares of the fund.

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended June 30, 2014, the fund’s commitment fee and interest expense were $1,007 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

16

MFS Mid Cap Growth Series

Notes to Financial Statements (unaudited) – continued

(7)	Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	5,406,640	51,806,119	(48,576,390)	8,636,369

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$2,751	$8,636,369

17

MFS Mid Cap Growth Series

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “Commentary & Announcements” and “Market Outlooks” sections of mfs.com or by clicking on the fund’s name under “Variable Insurance Portfolios — VIT” in the “Products” section of mfs.com.

18

SEMIANNUAL REPORT

June 30, 2014

MFS® RESEARCH INTERNATIONAL SERIES

MFS® Variable Insurance Trust

VRI-SEM

MFS® RESEARCH INTERNATIONAL SERIES

The report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK OR CREDIT UNION GUARANTEE • NOT A DEPOSIT • NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS Research International Series

LETTER FROM THE CHAIRMAN AND CEO

Dear Contract Owners:

After the U.S. economy contracted sharply early this year — with activity curtailed by severe winter weather, a decline in exports and an inventory stockpile — indicators have consistently shown that the U.S. economy likely regained momentum in the second quarter. The labor market is more robust, manufacturing is strong and retail sales have improved along with consumer confidence.

Although Europe emerged from recession last year, the pace of growth in the region has been slow, with persistently high unemployment and very low inflation that points to the risk of deflation. Asia remains vulnerable but also shows signs of recovery. China’s economic growth has slowed somewhat, and Japan’s economic turnaround remains a work in progress. Emerging markets have been more turbulent over the past 12 months.

Despite this economic uncertainty, and the growing likelihood of interest rate increases that has heightened bond risks, global financial markets have been relatively stable thus far in 2014.

As always at MFS®, active risk management is integral to how we manage your investments. We use a collaborative process, sharing insights across asset classes, regions and economic sectors. Our global team of investment professionals takes a multidisciplined, long-term, diversified investment approach.

We understand that these are challenging economic times. We believe that we can serve you best by applying proven principles, such as asset allocation and diversification, over the long term. We are confident that this approach can serve you well as you work with your financial advisors to reach your goals in the years ahead.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management

August 15, 2014

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

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MFS Research International Series

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
Royal Dutch Shell PLC, “A”	3.5%
Novartis AG	3.3%
Nestle S.A.	2.5%
HSBC Holdings PLC	2.4%
Rio Tinto Ltd.	2.1%
Schneider Electric S.A.	1.9%
Westpac Banking Corp.	1.9%
GlaxoSmithKline PLC	1.9%
KDDI Corp.	1.8%
Bayer AG	1.8%

Global equity sectors
Financial Services	24.4%
Capital Goods	22.4%
Energy	11.0%
Health Care	10.5%
Consumer Staples	8.9%
Consumer Cyclicals	8.1%
Technology	7.1%
Telecommunications/Cable Television	5.2%

Issuer country weightings (x)
United Kingdom	20.5%
Japan	18.0%
Switzerland	12.0%
France	10.5%
Germany	6.9%
United States	4.9%
Hong Kong	4.2%
Australia	3.6%
Netherlands	3.5%
Other Countries	15.9%

Currency exposure weightings (y)
Euro	24.4%
British Pound Sterling	20.5%
Japanese Yen	18.0%
Swiss Franc	12.0%
United States Dollar	4.9%
Hong Kong Dollar	4.6%
Australian Dollar	3.6%
Swedish Krona	2.4%
Brazilian Real	2.0%
Other Currencies	7.6%

(x)	Represents the portfolio’s exposure to issuer countries as a percentage of a portfolio’s net assets. For purposes of this presentation, United States includes Cash & Other.
(y)	Represents the portfolio’s exposure to a particular currency as a percentage of a portfolio’s net assets. For purposes of this presentation, United States Dollar includes Cash & Other.
Cash & Other can include cash, other assets less liabilities, offsets to derivative positions, and short-term securities.

Percentages are based on net assets as of 6/30/14.

The portfolio is actively managed and current holdings may be different.

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MFS Research International Series

EXPENSE TABLE

Fund Expenses Borne by the Contract Holders During the Period, January 1, 2014 through June 30, 2014

As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2014 through June 30, 2014.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the fund’s ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/14	Ending Account Value 6/30/14	Expenses Paid During Period (p) 1/01/14-6/30/14
Initial Class	Actual	1.09%	$1,000.00	$1,029.11	$5.48
	Hypothetical (h)	1.09%	$1,000.00	$1,019.39	$5.46
Service Class	Actual	1.34%	$1,000.00	$1,027.91	$6.74
	Hypothetical (h)	1.34%	$1,000.00	$1,018.15	$6.71

(h)	5% class return per year before expenses.

(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Notes to Expense Table

Changes to the fund’s fee arrangements will occur during the fund’s current fiscal year. Had these fee changes been in effect during the six month period, the annualized expense ratios, the actual expenses paid during the period and the hypothetical expenses paid during the period would have been approximately 1.00%, $5.03 and $5.01 for Initial Class and 1.25%, $6.29 and $6.26 for Service Class. For further information about the fund’s fee arrangements and changes to those fee arrangements, please see Note 3 in the Notes to Financial Statements.

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MFS Research International Series

PORTFOLIO OF INVESTMENTS – 6/30/14 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 97.6%
Alcoholic Beverages – 1.3%
Pernod Ricard S.A.	15,938	$1,913,957

Apparel Manufacturers – 2.3%
Li & Fung Ltd.	1,152,000	$1,706,358
LVMH Moet Hennessy Louis Vuitton S.A.	8,970	1,729,393

		$3,435,751

Automotive – 4.8%
Autoliv, Inc.	13,646	$1,454,391
DENSO Corp.	50,200	2,395,903
Honda Motor Co. Ltd.	64,600	2,255,468
Kia Motors Corp.	17,987	1,006,191

		$7,111,953

Broadcasting – 1.6%
Nippon Television Holdings, Inc.	46,800	$811,222
ProSiebenSat.1 Media AG (l)	8,389	373,732
WPP PLC	52,002	1,133,812

		$2,318,766

Brokerage & Asset Managers – 0.4%
Computershare Ltd.	52,949	$623,104

Business Services – 3.0%
Cognizant Technology Solutions Corp., “A” (a)	21,134	$1,033,664
Compass Group PLC	64,236	1,118,023
Experian Group Ltd.	47,329	800,269
Mitsubishi Corp.	40,700	846,502
Nomura Research, Inc.	21,500	677,015

		$4,475,473

Computer Software – 0.6%
Dassault Systems S.A.	7,391	$950,922

Conglomerates – 0.9%
Hutchison Whampoa Ltd.	98,000	$1,340,318

Consumer Products – 1.8%
L’Oreal S.A.	6,769	$1,166,478
Reckitt Benckiser Group PLC	17,243	1,504,993

		$2,671,471

Electrical Equipment – 4.0%
Legrand S.A.	8,402	$514,095
Schneider Electric S.A.	30,058	2,829,642
Siemens AG	19,294	2,548,140

		$5,891,877

Electronics – 2.5%
Infineon Technologies AG	66,857	$835,735
MediaTek, Inc.	101,000	1,708,252
Taiwan Semiconductor Manufacturing Co. Ltd.	276,174	1,170,072

		$3,714,059

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Energy – Independent – 1.8%
Cairn Energy PLC (a)	66,397	$227,264
Cenovus Energy, Inc.	15,657	507,545
Galp Energia SGPS S.A., “B”	19,796	362,687
INPEX Corp.	51,200	778,323
Oil Search Ltd.	49,449	450,892
Reliance Industries Ltd.	23,819	402,125

		$2,728,836

Energy – Integrated – 5.0%
BG Group PLC	73,940	$1,562,780
Petroleo Brasileiro S.A., ADR	46,474	679,915
Royal Dutch Shell PLC, “A”	124,502	5,153,163

		$7,395,858

Engineering – Construction – 0.8%
JGC Corp.	39,000	$1,184,956

Food & Beverages – 4.7%
Groupe Danone	32,553	$2,417,739
M. Dias Branco S.A. Industria e Comercio de Alimentos	17,337	766,767
Nestle S.A.	48,657	3,769,436

		$6,953,942

Food & Drug Stores – 0.5%
Sundrug Co. Ltd.	17,000	$756,823

Gaming & Lodging – 0.6%
Sands China Ltd.	114,800	$867,251

General Merchandise – 0.5%
Dollarama, Inc.	9,814	$807,985

Health Maintenance Organizations – 0.2%
OdontoPrev S.A.	83,698	$359,869

Insurance – 5.3%
AIA Group Ltd.	411,400	$2,067,510
Hiscox Ltd.	54,000	653,378
ING Groep N.V. (a)	135,430	1,902,659
Prudential PLC	34,765	797,852
Sony Financial Holdings, Inc.	31,400	535,602
Zurich Insurance Group AG	6,562	1,977,924

		$7,934,925

Machinery & Tools – 3.3%
Atlas Copco AB, “A”	77,061	$2,227,100
Joy Global, Inc.	19,156	1,179,626
Schindler Holding AG	10,287	1,563,698

		$4,970,424

Major Banks – 9.9%
BNP Paribas	27,868	$1,890,620
HSBC Holdings PLC	354,984	3,601,983
Mitsubishi UFJ Financial Group, Inc.	252,500	1,547,826
Royal Bank of Scotland Group PLC (a)	303,086	1,703,415
Standard Chartered PLC	63,255	1,292,560

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MFS Research International Series

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Major Banks – continued
Sumitomo Mitsui Financial Group, Inc.	47,800	$2,002,499
Westpac Banking Corp.	87,439	2,793,425

		$14,832,328

Medical & Health Technology & Services – 0.2%
Kobayashi Pharmaceutical Co. Ltd.	5,400	$342,747

Medical Equipment – 0.7%
Sonova Holding AG	5,780	$881,861
Terumo Corp.	3,900	87,197

		$969,058

Metals & Mining – 3.1%
Gerdau S.A., ADR	91,697	$540,095
Iluka Resources Ltd.	126,391	968,936
Rio Tinto Ltd.	57,648	3,066,808

		$4,575,839

Natural Gas – Distribution – 2.7%
Centrica PLC	159,303	$852,245
China Resources Gas Group Ltd.	202,000	635,941
GDF SUEZ	50,889	1,400,963
Tokyo Gas Co. Ltd.	199,000	1,162,904

		$4,052,053

Natural Gas – Pipeline – 0.4%
APA Group	87,956	$571,443

Network & Telecom – 0.9%
Ericsson, Inc., “B”	115,951	$1,401,328

Oil Services – 0.5%
Technip	6,981	$763,675

Other Banks & Diversified Financials – 7.2%
Aeon Credit Service Co. Ltd.	28,400	$742,625
DBS Group Holdings Ltd.	111,000	1,491,098
Erste Group Bank AG	32,155	1,039,985
HDFC Bank Ltd., ADR	12,878	602,948
Julius Baer Group Ltd.	23,286	960,009
Kasikornbank PLC, NVDR	101,900	640,505
KBC Group N.V. (a)	29,003	1,578,624
Sberbank of Russia, ADR (a)	32,687	331,119
UBS AG	134,893	2,474,864
UniCredit S.p.A.	109,540	917,208

		$10,778,985

Pharmaceuticals – 9.3%
Bayer AG	19,497	$2,753,821
GlaxoSmithKline PLC	103,706	2,775,825
Novartis AG	55,047	4,984,522
Roche Holding AG	4,536	1,352,923
Santen Pharmaceutical Co. Ltd.	36,600	2,059,326

		$13,926,417

Printing & Publishing – 0.7%
Reed Elsevier N.V.	48,260	$1,106,881

Real Estate – 1.5%
Deutsche Wohnen AG	27,347	$589,779
Intu Properties PLC, REIT	86,595	461,787

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Real Estate – continued
Mitsui Fudosan Co. Ltd.	33,000	$1,112,759

		$2,164,325

Restaurants – 1.2%
Whitbread PLC	23,647	$1,784,299

Specialty Chemicals – 4.5%
Akzo Nobel N.V.	30,070	$2,254,324
JSR Corp.	69,700	1,195,781
Linde AG	11,516	2,448,904
Symrise AG	14,145	770,780

		$6,669,789

Specialty Stores – 0.7%
Esprit Holdings Ltd.	211,700	$300,462
Industria de Diseno Textil S.A.	4,418	679,972

		$980,434

Telecommunications – Wireless – 3.7%
KDDI Corp.	45,200	$2,756,930
Mobile TeleSystems OJSC	57,252	508,924
Turkcell Iletisim Hizmetleri A.S. (a)	136,372	852,888
Vodafone Group PLC	422,367	1,409,536

		$5,528,278

Telephone Services – 1.5%
BT Group PLC	99,282	$653,990
TDC A.S.	65,888	681,890
Telecom Italia S.p.A. – Savings Shares	593,010	585,864
Telefonica Brasil S.A., ADR	15,944	327,011

		$2,248,755

Tobacco – 1.2%
Japan Tobacco, Inc.	49,900	$1,819,068

Trucking – 1.2%
Yamato Holdings Co. Ltd.	83,700	$1,734,231

Utilities – Electric Power – 0.6%
Canadian Utilities Ltd.	16,147	$605,295
Energias do Brasil S.A.	60,424	296,719

		$902,014

Total Common Stocks (Identified Cost, $131,452,272)		$145,560,467

MONEY MARKET FUNDS – 1.9%
MFS Institutional Money Market Portfolio, 0.08%, at Cost and Net Asset Value (v)	2,761,482	$2,761,482

COLLATERAL FOR SECURITIES LOANED – 0.2%
Navigator Securities Lending Prime Portfolio, 0.14%, at Cost and Net Asset Value (j)	288,563	$288,563

Total Investments (Identified Cost, $134,502,317)		$148,610,512

OTHER ASSETS, LESS LIABILITIES – 0.3%		516,781

Net Assets – 100.0%		$149,127,293

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MFS Research International Series

Portfolio of Investments (unaudited) – continued

(a)	Non-income producing security.

(j)	The rate quoted is the annualized seven-day yield of the fund at period end.

(l)	A portion of this security is on loan.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt

NVDR	Non-Voting Depositary Receipt

PLC	Public Limited Company

REIT	Real Estate Investment Trust

See Notes to Financial Statements

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MFS Research International Series

FINANCIAL STATEMENTS  |  STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

At 6/30/14
Assets
Investments –
Non-affiliated issuers, at value (identified cost, $131,740,835)	$145,849,030
Underlying affiliated funds, at cost and value	2,761,482
Total investments, at value, including $270,682 of securities on loan (identified cost, $134,502,317)	$148,610,512
Foreign currency, at value (identified cost, $92,606)	93,097
Receivables for
Investments sold	235,005
Fund shares sold	1,041,100
Interest and dividends	507,437
Other assets	523
Total assets		$150,487,674
Liabilities
Payables for
Investments purchased	$888,022
Fund shares reacquired	71,690
Collateral for securities loaned, at value	288,563
Payable to affiliates
Investment adviser	14,250
Shareholder servicing costs	485
Distribution and/or service fees	1,172
Payable for independent Trustees’ compensation	87
Deferred country tax expense payable	17
Accrued expenses and other liabilities	96,095
Total liabilities		$1,360,381
Net assets		$149,127,293
Net assets consist of
Paid-in capital	$144,024,895
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies (net of $17 deferred country tax)	14,116,255
Accumulated net realized gain (loss) on investments and foreign currency	(13,940,426)
Undistributed net investment income	4,926,569
Net assets		$149,127,293
Shares of beneficial interest outstanding		10,067,316

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$105,912,690	7,132,691	$14.85
Service Class	43,214,603	2,934,625	14.73

See Notes to Financial Statements

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MFS Research International Series

FINANCIAL STATEMENTS  |  STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Six months ended 6/30/14
Net investment income
Income
Dividends	$3,753,376
Interest	31,291
Dividends from underlying affiliated funds	570
Foreign taxes withheld	(227,049)
Total investment income		$3,558,188
Expenses
Management fee	$626,644
Distribution and/or service fees	53,663
Shareholder servicing costs	8,891
Administrative services fee	13,879
Independent Trustees’ compensation	2,273
Custodian fee	53,331
Shareholder communications	19,139
Audit and tax fees	31,515
Legal fees	713
Miscellaneous	6,527
Total expenses		$816,575
Fees paid indirectly	(2)
Reduction of expenses by investment adviser	(2,706)
Net expenses		$813,867
Net investment income		$2,744,321
Realized and unrealized gain (loss) on investments and foreign currency
Realized gain (loss) (identified cost basis)
Investments	$2,817,611
Foreign currency	3,597
Net realized gain (loss) on investments and foreign currency		$2,821,208
Change in unrealized appreciation (depreciation)
Investments (net of $17 increase in deferred country tax)	$(1,556,161)
Translation of assets and liabilities in foreign currencies	1,625
Net unrealized gain (loss) on investments and foreign currency translation		$(1,554,536)
Net realized and unrealized gain (loss) on investments and foreign currency		$1,266,672
Change in net assets from operations		$4,010,993

See Notes to Financial Statements

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MFS Research International Series

FINANCIAL STATEMENTS  |  STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 6/30/14 (unaudited	)	Year ended 12/31/13
Change in net assets
From operations
Net investment income	$2,744,321		$2,148,961
Net realized gain (loss) on investments and foreign currency	2,821,208		9,816,677
Net unrealized gain (loss) on investments and foreign currency translation	(1,554,536)		12,235,671
Change in net assets from operations	$4,010,993		$24,201,309
Distributions declared to shareholders
From net investment income	$—		$(2,603,020)
Change in net assets from fund share transactions	$4,517,549		$(20,016,821)
Total change in net assets	$8,528,542		$1,581,468
Net assets
At beginning of period	140,598,751		139,017,283
At end of period (including undistributed net investment income of $4,926,569 and $2,182,248, respectively)	$149,127,293		$140,598,751

See Notes to Financial Statements

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MFS Research International Series

FINANCIAL STATEMENTS  |  FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Initial Class	Six months ended 6/30/14		Years ended 12/31
			2013	2012	2011	2010	2009
	(unaudited)
Net asset value, beginning of period	$14.43		$12.37	$10.86	$12.44	$11.40	$8.89
Income (loss) from investment operations
Net investment income (d)	$0.28		$0.22	$0.24	$0.25	$0.18	$0.17
Net realized and unrealized gain (loss) on investments and foreign currency	0.14		2.10	1.55	(1.59)	1.03	2.51
Total from investment operations	$0.42		$2.32	$1.79	$(1.34)	$1.21	$2.68
Less distributions declared to shareholders
From net investment income	$—		$(0.26)	$(0.28)	$(0.24)	$(0.17)	$(0.17)
Net asset value, end of period (x)	$14.85		$14.43	$12.37	$10.86	$12.44	$11.40
Total return (%) (k)(r)(s)(x)	2.91	(n)	18.95	16.70	(10.88)	10.81	30.86
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.10	(a)	1.10	1.10	1.14	1.15	1.23
Expenses after expense reductions (f)	1.09	(a)	1.09	1.10	1.10	1.10	1.10
Net investment income	4.00	(a)(l)	1.61	2.08	2.04	1.60	1.78
Portfolio turnover	16	(n)	35	37	47	61	92
Net assets at end of period (000 omitted)	$105,913		$96,396	$101,016	$95,151	$145,085	$146,044

Service Class	Six months ended 6/30/14		Years ended 12/31
			2013	2012	2011	2010	2009
	(unaudited)
Net asset value, beginning of period	$14.33		$12.29	$10.79	$12.35	$11.33	$8.83
Income (loss) from investment operations
Net investment income (d)	$0.27		$0.18	$0.20	$0.21	$0.14	$0.15
Net realized and unrealized gain (loss) on investments and foreign currency	0.13		2.09	1.55	(1.56)	1.03	2.49
Total from investment operations	$0.40		$2.27	$1.75	$(1.35)	$1.17	$2.64
Less distributions declared to shareholders
From net investment income	$—		$(0.23)	$(0.25)	$(0.21)	$(0.15)	$(0.14)
Net asset value, end of period (x)	$14.73		$14.33	$12.29	$10.79	$12.35	$11.33
Total return (%) (k)(r)(s)(x)	2.79	(n)	18.66	16.41	(11.06)	10.48	30.57
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.35	(a)	1.35	1.35	1.39	1.40	1.49
Expenses after expense reductions (f)	1.34	(a)	1.34	1.35	1.35	1.35	1.35
Net investment income	3.82	(a)(l)	1.34	1.78	1.72	1.27	1.56
Portfolio turnover	16	(n)	35	37	47	61	92
Net assets at end of period (000 omitted)	$43,215		$44,203	$38,001	$28,947	$42,482	$34,215

See Notes to Financial Statements

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MFS Research International Series

Financial Highlights – continued

(a)	Annualized.

(d)	Per share data is based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(l)	Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by companies in which the fund invests and the actual annual net investment income ratio may differ.

(n)	Not annualized.

(r)	Certain expenses have been reduced without which performance would have been lower.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

(x)	The net asset values per share and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

11

MFS Research International Series

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1)	Business and Organization

MFS Research International Series (the fund) is a diversified series of MFS Variable Insurance Trust (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services – Investment Companies.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment.

In June 2014, FASB issued Accounting Standards Update 2014-11, Transfers and Servicing (Topic 860) – Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (“ASU 2014-11”). ASU 2014-11 changes the accounting for repurchase-to-maturity transactions and enhances the required disclosures for repurchase agreements and other similar transactions. Although still evaluating the potential impacts of ASU 2014-11 to the fund, management expects that the impact of the fund’s adoption will be limited to additional financial statement disclosures which would first be effective for interim reporting periods beginning after March 15, 2015.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be

12

MFS Research International Series

Notes to Financial Statements (unaudited) – continued

valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2014 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United Kingdom	$30,553,980	$—	$—	$30,553,980
Japan	26,805,709	—	—	26,805,709
Switzerland	17,965,236	—	—	17,965,236
France	15,577,484	—	—	15,577,484
Germany	10,320,890	—	—	10,320,890
Hong Kong	6,281,899	—	—	6,281,899
Australia	5,407,802	—	—	5,407,802
Netherlands	5,263,863	—	—	5,263,863
United States	3,667,681	—	—	3,667,681
Other Countries	23,206,999	508,924	—	23,715,923
Mutual Funds	3,050,045	—	—	3,050,045
Total Investments	$148,101,588	$508,924	$—	$148,610,512

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 1 investments presented above, equity investments amounting to $9,397,967 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Security Loans – Under its Securities Lending Agency Agreement with the fund, State Street Bank and Trust Company (“State Street”), as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund or short-term securities. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. State Street provides the fund with indemnification against Borrower default. In the event of Borrower default, State Street will for the benefit of the fund either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, State Street assumes the fund’s rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, State Street is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral

13

MFS Research International Series

Notes to Financial Statements (unaudited) – continued

value resulting from collateral reinvestment for which the fund bears the risk of loss. At period end, the fund had investment securities on loan with a fair value of $270,682 and a related liability of $288,563 for cash collateral received on securities loaned, both of which are presented gross on the Statement of Assets and Liabilities. The collateral received on securities loaned exceeded the value of securities on loan at period end. The liability for cash collateral for securities loaned is carried at fair value, which is categorized as level 2 within the fair value hierarchy. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is included in “Interest” income in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended June 30, 2014, is shown as a reduction of total expenses in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to passive foreign investment companies and wash sale loss deferrals.

The tax character of distributions declared to shareholders for the last fiscal year is as follows:

12/31/13
Ordinary income (including any short-term capital gains)	$2,603,020

14

MFS Research International Series

Notes to Financial Statements (unaudited) – continued

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 6/30/14
Cost of investments	$135,328,000
Gross appreciation	23,072,994
Gross depreciation	(9,790,482)
Net unrealized appreciation (depreciation)	$13,282,512

As of 12/31/13
Undistributed ordinary income	2,186,512
Capital loss carryforwards	(15,935,951)
Other temporary differences	2,188
Net unrealized appreciation (depreciation)	14,838,656

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized for fund fiscal years beginning after December 31, 2010 may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses (“post-enactment losses”). Previously, net capital losses were carried forward for eight years and treated as short-term losses (“pre-enactment losses”). As a transition rule, the Act requires that all post-enactment net capital losses be used before pre-enactment net capital losses.

As of December 31, 2013, the fund had capital loss carryforwards available to offset future realized gains. Such pre-enactment losses expire as follows:

12/31/16	$(10,746,617)
12/31/17	(3,004,405)
12/31/18	(2,184,929)
Total	$(15,935,951)

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income
	Six months ended 6/30/14	Year ended 12/31/13
Initial Class	$—	$1,908,607
Service Class	—	694,413
Total	$—	$2,603,020

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at an annual rate of 0.90% of the fund’s average daily net assets. MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended June 30, 2014, this management fee reduction amounted to $2,559, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended June 30, 2014 was equivalent to an annual effective rate of 0.90% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, exclusive of interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total annual operating expenses do not exceed 1.10% of average daily net assets for the Initial Class shares and 1.35% of average daily net assets for the Service Class shares. This written agreement will expire on July 31, 2014. For the six months ended June 30, 2014, the fund’s actual operating expenses did not exceed the limit and therefore, the investment adviser did not pay any portion of the fund’s expenses related to this agreement. Effective August 1, 2014, the investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, exclusive of interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total annual operating expenses do not exceed 1.00% of average daily net assets for the Initial Class shares and 1.25% of average daily net assets for the Service Class shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2016.

15

MFS Research International Series

Notes to Financial Statements (unaudited) – continued

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2014, the fee was $8,445, which equated to 0.0121% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2014, these costs amounted to $446.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended June 30, 2014 was equivalent to an annual effective rate of 0.0199% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. The ICCO is an officer of the funds and the sole member of Tarantino LLC. Prior to June 1, 2014, Robyn L. Griffin served as the Assistant ICCO and was an officer of the funds. Ms. Griffin is the sole member of Griffin Compliance LLC. Effective May 31, 2014, Ms. Griffin resigned as Assistant ICCO and the service agreement between the funds and Griffin Compliance LLC was terminated. For the six months ended June 30, 2014, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $231 and are included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $147, which is included in the reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. Income earned on this investment is included in “Dividends from underlying affiliated funds” in the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

For the six months ended June 30, 2014, purchases and sales of investments, other than short-term obligations, aggregated $26,284,249 and $22,546,465 respectively.

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 6/30/14		Year ended 12/31/13
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	835,274	$12,189,048	964,575	$12,833,840
Service Class	319,907	4,524,762	788,219	10,439,021
	1,155,181	$16,713,810	1,752,794	$23,272,861
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	143,504	$1,908,607
Service Class	—	—	52,527	694,413
	—	$—	196,031	$2,603,020

16

MFS Research International Series

Notes to Financial Statements (unaudited) – continued

	Six months ended 6/30/14		Year ended 12/31/13
	Shares	Amount	Shares	Amount
Shares reacquired
Initial Class	(382,720)	$(5,506,923)	(2,593,234)	$(34,645,046)
Service Class	(470,315)	(6,689,338)	(847,556)	(11,247,656)
	(853,035)	$(12,196,261)	(3,440,790)	$(45,892,702)
Net change
Initial Class	452,554	$6,682,125	(1,485,155)	$(19,902,599)
Service Class	(150,408)	(2,164,576)	(6,810)	(114,222)
	302,146	$4,517,549	(1,491,965)	$(20,016,821)

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended June 30, 2014, the fund’s commitment fee and interest expense were $293 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

(7)	Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	1,340,796	16,699,238	(15,278,552)	2,761,482

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$570	$2,761,482

17

MFS Research International Series

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “Commentary & Announcements” and “Market Outlooks” sections of mfs.com or by clicking on the fund’s name under “Variable Insurance Portfolios — VIT” in the “Products” section of mfs.com.

18

SEMIANNUAL REPORT

June 30, 2014

MFS® GLOBAL EQUITY SERIES

MFS® Variable Insurance Trust

VGE-SEM

MFS® GLOBAL EQUITY SERIES

The report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK OR CREDIT UNION GUARANTEE • NOT A DEPOSIT • NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS Global Equity Series

LETTER FROM THE CHAIRMAN AND CEO

Dear Contract Owners:

After the U.S. economy contracted sharply early this year — with activity curtailed by severe winter weather, a decline in exports and an inventory stockpile — indicators have consistently shown that the U.S. economy likely regained momentum in the second quarter. The labor market is more robust, manufacturing is strong and retail sales have improved along with consumer confidence.

Although Europe emerged from recession last year, the pace of growth in the region has been slow, with persistently high unemployment and very low inflation that points to the risk of deflation. Asia remains vulnerable but also shows signs of recovery. China’s economic growth has slowed somewhat, and Japan’s economic turnaround remains a work in progress. Emerging markets have been more turbulent over the past 12 months.

Despite this economic uncertainty, and the growing likelihood of interest rate increases that has heightened bond risks, global financial markets have been relatively stable thus far in 2014.

As always at MFS®, active risk management is integral to how we manage your investments. We use a collaborative process, sharing insights across asset classes, regions and economic sectors. Our global team of investment professionals takes a multidisciplined, long-term, diversified investment approach.

We understand that these are challenging economic times. We believe that we can serve you best by applying proven principles, such as asset allocation and diversification, over the long term. We are confident that this approach can serve you well as you work with your financial advisors to reach your goals in the years ahead.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management

August 15, 2014

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

1

MFS Global Equity Series

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
Walt Disney Co.	3.0%
Linde AG	2.8%
Nestle S.A.	2.6%
Reckitt Benckiser Group PLC	2.6%
Honeywell International, Inc.	2.3%
Bayer AG	2.3%
Diageo PLC	2.3%
Thermo Fisher Scientific, Inc.	2.2%
Time Warner, Inc.	2.1%
Accenture PLC, “A”	2.0%

Equity sectors
Consumer Staples	17.2%
Financial Services	15.9%
Health Care	12.9%
Leisure	10.8%
Industrial Goods & Services	8.6%
Basic Materials	7.6%
Retailing	6.8%
Technology	5.8%
Special Products & Services	4.5%
Transportation	3.7%
Energy	3.6%
Autos & Housing	1.1%

Issuer country weightings (x)
United States	53.1%
United Kingdom	10.2%
France	8.5%
Switzerland	8.1%
Germany	7.8%
Netherlands	2.7%
Canada	1.9%
Japan	1.7%
Denmark	0.9%
Other Countries	5.1%

Currency exposure weightings (y)
United States Dollar	55.6%
Euro	19.9%
British Pound Sterling	10.2%
Swiss Franc	8.1%
Japanese Yen	1.7%
Danish Krone	0.9%
Swedish Krona	0.8%
Brazilian Real	0.8%
South Korean Won	0.7%
Other Currencies	1.3%

(x)	Represents the portfolio’s exposure to issuer countries as a percentage of a portfolio’s net assets. For purposes of this presentation, United States includes Cash & Other.
(y)	Represents the portfolio’s exposure to a particular currency as a percentage of a portfolio’s net assets. For purposes of this presentation, United States Dollar includes Cash & Other.

Cash & Other can include cash, other assets less liabilities, offsets to derivative positions, and short-term securities.

Percentages are based on net assets as of 6/30/14.

The portfolio is actively managed and current holdings may be different.

2

MFS Global Equity Series

EXPENSE TABLE

Fund Expenses Borne by the Contract Holders During the Period, January 1, 2014 through June 30, 2014

As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2014 through June 30, 2014.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the fund’s ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/14	Ending Account Value 6/30/14	Expenses Paid During Period (p) 1/01/14-6/30/14
Initial Class	Actual	1.15%	$1,000.00	$1,047.45	$5.84
	Hypothetical (h)	1.15%	$1,000.00	$1,019.09	$5.76
Service Class	Actual	1.40%	$1,000.00	$1,046.07	$7.10
	Hypothetical (h)	1.40%	$1,000.00	$1,017.85	$7.00

(h)	5% class return per year before expenses.

(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Notes to Expense Table

Changes to the fund’s fee arrangements will occur during the fund’s current fiscal year. Had these fee changes been in effect during the six month period, the annualized expense ratios, the actual expenses paid during the period and the hypothetical expenses paid during the period would have been approximately 1.00%, $5.08 and $5.01 for Initial Class and 1.25%, $6.34 and $6.26 for Service Class. For further information about the fund’s fee arrangements and changes to those fee arrangements, please see Note 3 in the Notes to Financial Statements.

3

MFS Global Equity Series

PORTFOLIO OF INVESTMENTS 6/30/14 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 98.5%
Aerospace – 4.9%
Honeywell International, Inc.	15,775	$1,466,286
MTU Aero Engines Holding AG	4,629	425,883
United Technologies Corp.	10,440	1,205,298

		$3,097,467

Alcoholic Beverages – 5.9%
Carlsberg A.S., “B”	5,357	$577,037
Diageo PLC	44,575	1,423,490
Heineken N.V.	12,258	880,031
Pernod Ricard S.A.	7,163	860,188

		$3,740,746

Apparel Manufacturers – 4.0%
Burberry Group PLC	14,859	$377,122
Compagnie Financiere Richemont S.A.	7,401	776,571
LVMH Moet Hennessy Louis Vuitton S.A.	5,989	1,154,664
NIKE, Inc., “B”	2,651	205,585

		$2,513,942

Automotive – 1.1%
Delphi Automotive PLC	7,704	$529,573
Harley-Davidson, Inc.	1,968	137,465

		$667,038

Broadcasting – 7.8%
Omnicom Group, Inc.	8,199	$583,933
Time Warner, Inc.	19,119	1,343,110
Viacom, Inc., “B”	2,769	240,155
Walt Disney Co.	21,867	1,874,877
WPP PLC	41,750	910,285

		$4,952,360

Brokerage & Asset Managers – 2.0%
Deutsche Boerse AG	4,649	$360,818
Franklin Resources, Inc.	15,722	909,360

		$1,270,178

Business Services – 4.5%
Accenture PLC, “A”	15,409	$1,245,664
Adecco S.A.	4,807	395,705
Brenntag AG	1,609	287,518
Compass Group PLC	47,799	831,939
NOW, Inc. (a)	1,807	65,431

		$2,826,257

Cable TV – 1.4%
British Sky Broadcasting Group PLC	22,104	$341,972
Time Warner Cable, Inc.	3,481	512,751

		$854,723

Chemicals – 1.9%
3M Co.	8,293	$1,187,889

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Computer Software – 2.4%
Check Point Software Technologies Ltd. (a)	3,758	$251,899
Dassault Systems S.A.	991	127,502
Oracle Corp.	28,066	1,137,515

		$1,516,916

Consumer Products – 5.8%
Colgate-Palmolive Co.	12,688	$865,068
International Flavors & Fragrances, Inc.	4,678	487,822
Procter & Gamble Co.	2,505	196,868
Reckitt Benckiser Group PLC	18,679	1,630,329
Svenska Cellulosa Aktiebolaget	18,840	490,911

		$3,670,998

Electrical Equipment – 3.7%
Amphenol Corp., “A”	5,064	$487,866
Legrand S.A.	12,261	750,216
Rockwell Automation, Inc.	1,355	169,592
Schneider Electric S.A.	9,986	940,076

		$2,347,750

Electronics – 2.8%
Altera Corp.	8,110	$281,904
Hoya Corp.	17,600	584,785
Microchip Technology, Inc.	9,148	446,514
Samsung Electronics Co. Ltd.	335	437,705

		$1,750,908

Energy – Independent – 0.5%
INPEX Corp.	20,800	$316,194

Food & Beverages – 5.4%
Dr Pepper Snapple Group, Inc.	2,667	$156,233
Groupe Danone	15,308	1,136,938
Kellogg Co.	7,357	483,355
Nestle S.A.	21,463	1,662,729

		$3,439,255

Food & Drug Stores – 0.3%
Lawson, Inc.	2,500	$187,552

Gaming & Lodging – 0.3%
William Hill PLC	34,061	$191,198

General Merchandise – 0.6%
Target Corp.	6,290	$364,506

Insurance – 0.4%
Swiss Re Ltd.	2,681	$238,533

Major Banks – 5.8%
Bank of New York Mellon Corp.	28,246	$1,058,660
Goldman Sachs Group, Inc.	4,338	726,355
Standard Chartered PLC	30,277	618,684
State Street Corp.	18,509	1,244,915

		$3,648,614

4

MFS Global Equity Series

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Medical Equipment – 8.1%
DENTSPLY International, Inc.	9,821	$465,024
Medtronic, Inc.	12,452	793,940
Sonova Holding AG	2,962	451,915
St. Jude Medical, Inc.	11,987	830,100
Stryker Corp.	7,813	658,792
Thermo Fisher Scientific, Inc.	11,864	1,399,952
Waters Corp. (a)	5,195	542,566

		$5,142,289

Network & Telecom – 0.6%
Cisco Systems, Inc.	15,419	$383,162

Oil Services – 3.1%
National Oilwell Varco, Inc.	6,211	$511,476
Saipem S.p.A. (a)	11,167	301,232
Schlumberger Ltd.	9,910	1,168,885

		$1,981,593

Other Banks & Diversified Financials – 7.7%
American Express Co.	9,910	$940,162
Credicorp Ltd.	908	141,167
Erste Group Bank AG	9,229	298,492
Grupo Financiero Banorte S.A. de C.V.	29,472	210,792
ICICI Bank Ltd.	5,026	118,507
Itau Unibanco Holding S.A., ADR	32,586	468,587
Julius Baer Group Ltd.	8,670	357,437
Kasikornbank Co. Ltd.	34,700	219,180
Komercni Banka A.S.	576	132,478
Sberbank of Russia, ADR (a)	14,375	145,619
UBS AG	36,499	669,642
Visa, Inc., “A”	5,504	1,159,748

		$4,861,811

Pharmaceuticals – 4.8%
Bayer AG	10,136	$1,431,642
Johnson & Johnson	4,273	447,041
Merck KGaA	7,766	674,088
Roche Holding AG	1,547	461,414

		$3,014,185

Railroad & Shipping – 2.1%
Canadian National Railway Co.	18,572	$1,207,551
Kuehne & Nagel, Inc. AG	890	118,426

		$1,325,977

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Restaurants – 1.3%
McDonald’s Corp.	6,973	$702,460
Whitbread PLC	1,239	93,490

		$795,950

Specialty Chemicals – 5.7%
Akzo Nobel N.V.	10,922	$818,814
L’Air Liquide S.A.	2,698	364,265
Linde AG	8,304	1,765,865
Praxair, Inc.	5,030	668,185

		$3,617,129

Specialty Stores – 2.0%
AutoZone, Inc. (a)	1,021	$547,501
Sally Beauty Holdings, Inc. (a)	15,320	384,222
Urban Outfitters, Inc. (a)	9,557	323,600

		$1,255,323

Trucking – 1.6%
United Parcel Service, Inc., “B”	9,524	$977,734

Total Common Stocks (Identified Cost, $39,169,817)		$62,138,177

MONEY MARKET FUNDS – 1.5%
MFS Institutional Money Market Portfolio, 0.08%, at Cost and Net Asset Value (v)	974,159	$974,159

Total Investments (Identified Cost, $40,143,976)		$63,112,336

OTHER ASSETS, LESS LIABILITIES – 0.0%		4,524

Net Assets – 100.0%		$63,116,860

(a)	Non-income producing security.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt

PLC	Public Limited Company

See Notes to Financial Statements

5

MFS Global Equity Series

FINANCIAL STATEMENTS  |  STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

At 6/30/14
Assets
Investments –
Non-affiliated issuers, at value (identified cost, $39,169,817)	$62,138,177
Underlying affiliated funds, at cost and value	974,159
Total investments, at value (identified cost, $40,143,976)	$63,112,336
Cash	308
Receivables for
Fund shares sold	56,835
Interest and dividends	103,943
Other assets	310
Total assets		$63,273,732
Liabilities
Payable for fund shares reacquired	$93,715
Payable to affiliates
Investment adviser	5,272
Shareholder servicing costs	310
Distribution and/or service fees	206
Payable for independent Trustees’ compensation	9
Deferred country tax expense payable	7,470
Accrued expenses and other liabilities	49,890
Total liabilities		$156,872
Net assets		$63,116,860
Net assets consist of
Paid-in capital	$38,094,832
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies (net of $7,470 deferred country tax)	22,962,369
Accumulated net realized gain (loss) on investments and foreign currency	1,258,784
Undistributed net investment income	800,875
Net assets		$63,116,860
Shares of beneficial interest outstanding		3,143,819

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$55,565,706	2,765,855	$20.09
Service Class	7,551,154	377,964	19.98

See Notes to Financial Statements

6

MFS Global Equity Series

FINANCIAL STATEMENTS  |  STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Six months ended 6/30/14
Net investment income
Income
Dividends	$777,101
Interest	9,049
Dividends from underlying affiliated funds	208
Foreign taxes withheld	(55,429)
Total investment income		$730,929
Expenses
Management fee	$299,150
Distribution and/or service fees	8,896
Shareholder servicing costs	8,571
Administrative services fee	9,274
Independent Trustees’ compensation	1,300
Custodian fee	20,725
Shareholder communications	8,648
Audit and tax fees	28,030
Legal fees	274
Miscellaneous	5,489
Total expenses		$390,357
Reduction of expenses by investment adviser	(37,195)
Net expenses		$353,162
Net investment income		$377,767
Realized and unrealized gain (loss) on investments and foreign currency
Realized gain (loss) (identified cost basis)
Investments (net of $122 country tax)	$1,038,079
Foreign currency	(2,533)
Net realized gain (loss) on investments and foreign currency		$1,035,546
Change in unrealized appreciation (depreciation)
Investments (net of $7,031 increase in deferred country tax)	$1,411,380
Translation of assets and liabilities in foreign currencies	324
Net unrealized gain (loss) on investments and foreign currency translation		$1,411,704
Net realized and unrealized gain (loss) on investments and foreign currency		$2,447,250
Change in net assets from operations		$2,825,017

See Notes to Financial Statements

7

MFS Global Equity Series

FINANCIAL STATEMENTS  |  STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 6/30/14 (unaudited	)	Year ended 12/31/13
Change in net assets
From operations
Net investment income	$377,767		$429,878
Net realized gain (loss) on investments and foreign currency	1,035,546		775,418
Net unrealized gain (loss) on investments and foreign currency translation	1,411,704		11,940,619
Change in net assets from operations	$2,825,017		$13,145,915
Distributions declared to shareholders
From net investment income	$—		$(472,008)
Change in net assets from fund share transactions	$(800,492)		$2,994,644
Total change in net assets	$2,024,525		$15,668,551
Net assets
At beginning of period	61,092,335		45,423,784
At end of period (including undistributed net investment income of $800,875 and $423,108, respectively)	$63,116,860		$61,092,335

See Notes to Financial Statements

8

MFS Global Equity Series

FINANCIAL STATEMENTS  |  FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Initial Class	Six months ended 6/30/14		Years ended 12/31
			2013	2012	2011	2010	2009
	(unaudited)
Net asset value, beginning of period	$19.18		$15.14	$12.71	$13.40	$12.04	$9.36
Income (loss) from investment operations
Net investment income (d)	$0.12		$0.14	$0.16	$0.14	$0.11	$0.12
Net realized and unrealized gain (loss) on investments and foreign currency	0.79		4.05	2.76	(0.72)	1.37	2.78
Total from investment operations	$0.91		$4.19	$2.92	$(0.58)	$1.48	$2.90
Less distributions declared to shareholders
From net investment income	$—		$(0.15)	$(0.16)	$(0.11)	$(0.12)	$(0.22)
From net realized gain on investments	—		—	(0.33)	—	—	—
Total distributions declared to shareholders	$—		$(0.15)	$(0.49)	$(0.11)	$(0.12)	$(0.22)
Net asset value, end of period (x)	$20.09		$19.18	$15.14	$12.71	$13.40	$12.04
Total return (%) (k)(r)(s)(x)	4.74	(n)	27.81	23.34	(4.32)	12.36	31.98
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.27	(a)	1.31	1.30	1.40	1.38	1.52
Expenses after expense reductions (f)	1.15	(a)	1.15	1.15	1.15	1.15	1.15
Net investment income	1.29	(a)	0.82	1.15	1.08	0.88	1.18
Portfolio turnover	10	(n)	25	21	15	18	23
Net assets at end of period (000 omitted)	$55,566		$54,075	$41,297	$35,426	$39,966	$39,418

Service Class	Six months ended 6/30/14		Years ended 12/31
			2013	2012	2011	2010	2009
	(unaudited)
Net asset value, beginning of period	$19.10		$15.09	$12.68	$13.37	$12.03	$9.35
Income (loss) from investment operations
Net investment income (d)	$0.10		$0.09	$0.12	$0.11	$0.08	$0.08
Net realized and unrealized gain (loss) on investments and foreign currency	0.78		4.05	2.75	(0.71)	1.36	2.81
Total from investment operations	$0.88		$4.14	$2.87	$(0.60)	$1.44	$2.89
Less distributions declared to shareholders
From net investment income	$—		$(0.13)	$(0.13)	$(0.09)	$(0.10)	$(0.21)
From net realized gain on investments	—		—	(0.33)	—	—	—
Total distributions declared to shareholders	$—		$(0.13)	$(0.46)	$(0.09)	$(0.10)	$(0.21)
Net asset value, end of period (x)	$19.98		$19.10	$15.09	$12.68	$13.37	$12.03
Total return (%) (k)(r)(s)(x)	4.61	(n)	27.52	22.98	(4.53)	12.05	31.80
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.52	(a)	1.56	1.54	1.65	1.63	1.75
Expenses after expense reductions (f)	1.40	(a)	1.40	1.40	1.40	1.40	1.40
Net investment income	1.03	(a)	0.54	0.87	0.83	0.64	0.82
Portfolio turnover	10	(n)	25	21	15	18	23
Net assets at end of period (000 omitted)	$7,551		$7,018	$4,127	$2,640	$2,474	$2,248

See Notes to Financial Statements

9

MFS Global Equity Series

Financial Highlights – continued

(a)	Annualized.

(d)	Per share data is based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(n)	Not annualized.

(r)	Certain expenses have been reduced without which performance would have been lower.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

(x)	The net asset values per share and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

10

MFS Global Equity Series

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1)	Business and Organization

MFS Global Equity Series (the fund) is a diversified series of MFS Variable Insurance Trust (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services – Investment Companies.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment.

In June 2014, FASB issued Accounting Standards Update 2014-11, Transfers and Servicing (Topic 860) – Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (“ASU 2014-11”). ASU 2014-11 changes the accounting for repurchase-to-maturity transactions and enhances the required disclosures for repurchase agreements and other similar transactions. Although still evaluating the potential impacts of ASU 2014-11 to the fund, management expects that the impact of the fund’s adoption will be limited to additional financial statement disclosures which would first be effective for interim reporting periods beginning after March 15, 2015.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price

11

MFS Global Equity Series

Notes to Financial Statements (unaudited) – continued

movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2014 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$62,138,177	$—	$—	$62,138,177
Mutual Funds	974,159	—	—	974,159
Total Investments	$63,112,336	$—	$—	$63,112,336

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 1 investments presented above, equity investments amounting to $709,515 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Security Loans – Under its Securities Lending Agency Agreement with the fund, State Street Bank and Trust Company (“State Street”), as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund or short-term securities. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. State Street provides the fund with indemnification against Borrower default. In the event of Borrower default, State Street will for the benefit of the fund either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, State Street assumes the fund’s rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, State Street is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is included in “Interest” income in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At June 30, 2014, there were no securities on loan or collateral outstanding.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

12

MFS Global Equity Series

Notes to Financial Statements (unaudited) – continued

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. For the six months ended June 30, 2014, custody fees were not reduced.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals.

The tax character of distributions declared to shareholders for the last fiscal year is as follows:

12/31/13
Ordinary income (including any short-term capital gains)	$472,008

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 6/30/14
Cost of investments	$40,516,116
Gross appreciation	23,055,429
Gross depreciation	(459,209)
Net unrealized appreciation (depreciation)	$22,596,220

As of 12/31/13
Undistributed ordinary income	672,697
Undistributed long-term capital gain	346,518
Other temporary differences	(13)
Net unrealized appreciation (depreciation)	21,177,809

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share

13

MFS Global Equity Series

Notes to Financial Statements (unaudited) – continued

dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income
	Six months ended 6/30/14	Year ended 12/31/13
Initial Class	$—	$427,233
Service Class	—	44,775
Total	$—	$472,008

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates:

First $1 billion of average daily net assets	1.00%
Average daily net assets in excess of $1 billion	0.90%

The investment adviser has agreed in writing to reduce its management fee to 0.90% of average daily net assets. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2016. For the six months ended June 30, 2014, this management fee reduction amounted to $29,927, which is included in the reduction of total expenses in the Statement of Operations. MFS has also agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended June 30, 2014, this management fee reduction amounted to $1,101, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended June 30, 2014 was equivalent to an annual effective rate of 0.90% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, exclusive of interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total annual operating expenses do not exceed 1.15% of average daily net assets for the Initial Class shares and 1.40% of average daily net assets for the Service Class shares. This written agreement will expire on July 31, 2014. For the six months ended June 30, 2014, this reduction amounted to $6,103 and is included in the reduction of total expenses in the Statement of Operations. Effective August 1, 2014, the investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, exclusive of interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total annual operating expenses do not exceed 1.00% of average daily net assets for the Initial Class shares and 1.25% of average daily net assets for the Service Class shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2016.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2014, the fee was $8,413, which equated to 0.0281% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2014, these costs amounted to $158.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended June 30, 2014 was equivalent to an annual effective rate of 0.0310% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly

14

MFS Global Equity Series

Notes to Financial Statements (unaudited) – continued

to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. The ICCO is an officer of the funds and the sole member of Tarantino LLC. Prior to June 1, 2014, Robyn L. Griffin served as the Assistant ICCO and was an officer of the funds. Ms. Griffin is the sole member of Griffin Compliance LLC. Effective May 31, 2014, Ms. Griffin resigned as Assistant ICCO and the service agreement between the funds and Griffin Compliance LLC was terminated. For the six months ended June 30, 2014, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $117 and are included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $64, which is included in the reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. Income earned on this investment is included in “Dividends from underlying affiliated funds” in the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

For the six months ended June 30, 2014, purchases and sales of investments, other than short-term obligations, aggregated $5,842,717 and $6,643,137, respectively.

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 6/30/14		Year ended 12/31/13
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	308,071	$5,916,978	1,080,417	$18,196,735
Service Class	107,816	2,060,268	209,654	3,549,138
	415,887	$7,977,246	1,290,071	$21,745,873
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	24,710	$427,233
Service Class	—	—	2,597	44,775
	—	$—	27,307	$472,008
Shares reacquired
Initial Class	(360,989)	$(6,934,361)	(1,013,492)	$(17,180,166)
Service Class	(97,242)	(1,843,377)	(118,247)	(2,043,071)
	(458,231)	$(8,777,738)	(1,131,739)	$(19,223,237)
Net change
Initial Class	(52,918)	$(1,017,383)	91,635	$1,443,802
Service Class	10,574	216,891	94,004	1,550,842
	(42,344)	$(800,492)	185,639	$2,994,644

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended June 30, 2014, the fund’s commitment fee and interest expense were $125 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

15

MFS Global Equity Series

Notes to Financial Statements (unaudited) – continued

(7)	Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	168,568	8,516,513	(7,710,922)	974,159

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$208	$974,159

16

MFS Global Equity Series

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “Commentary & Announcements” and “Market Outlooks” sections of mfs.com or by clicking on the fund’s name under “Variable Insurance Portfolios — VIT” in the “Products” section of mfs.com.

17

SEMIANNUAL REPORT

June 30, 2014

MFS® INVESTORS TRUST SERIES

MFS® Variable Insurance Trust

VGI-SEM

MFS® INVESTORS TRUST SERIES

The report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK OR CREDIT UNION GUARANTEE • NOT A DEPOSIT • NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS Investors Trust Series

LETTER FROM THE CHAIRMAN AND CEO

Dear Contract Owners:

After the U.S. economy contracted sharply early this year — with activity curtailed by severe winter weather, a decline in exports and an inventory stockpile — indicators have consistently shown that the U.S. economy likely regained momentum in the second quarter. The labor market is more robust, manufacturing is strong and retail sales have improved along with consumer confidence.

Although Europe emerged from recession last year, the pace of growth in the region has been slow, with persistently high unemployment and very low inflation that points to the risk of deflation. Asia remains vulnerable but also shows signs of recovery. China’s economic growth has slowed somewhat, and Japan’s economic turnaround remains a work in progress. Emerging markets have been more turbulent over the past 12 months.

Despite this economic uncertainty, and the growing likelihood of interest rate increases that has heightened bond risks, global financial markets have been relatively stable thus far in 2014.

As always at MFS®, active risk management is integral to how we manage your investments. We use a collaborative process, sharing insights across asset classes, regions and economic sectors. Our global team of investment professionals takes a multidisciplined, long-term, diversified investment approach.

We understand that these are challenging economic times. We believe that we can serve you best by applying proven principles, such as asset allocation and diversification, over the long term. We are confident that this approach can serve you well as you work with your financial advisors to reach your goals in the years ahead.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management

August 15, 2014

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

1

MFS Investors Trust Series

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
JPMorgan Chase & Co.	2.9%
Danaher Corp.	2.7%
Johnson & Johnson	2.2%
Wells Fargo & Co.	2.2%
Walt Disney Co.	2.2%
Pfizer, Inc.	2.1%
Visa, Inc., “A”	2.1%
EMC Corp.	2.0%
Covidien PLC	2.0%
Procter & Gamble Co.	1.9%

Equity sectors
Financial Services	18.3%
Health Care	13.5%
Technology	12.1%
Industrial Goods & Services	9.5%
Energy	8.5%
Consumer Staples	8.1%
Leisure	7.6%
Retailing	6.2%
Special Products & Services	4.0%
Basic Materials	4.0%
Utilities & Communications	3.7%
Transportation	2.1%
Autos & Housing	1.8%

Cash & Other can include cash, other assets less liabilities, offsets to derivative positions, and short-term securities.

Percentages are based on net assets as of 6/30/14.

The portfolio is actively managed and current holdings may be different.

2

MFS Investors Trust Series

EXPENSE TABLE

Fund Expenses Borne by the Contract Holders During the Period,

January 1, 2014 through June 30, 2014

As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2014 through June 30, 2014.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the fund’s ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/14	Ending Account Value 6/30/14	Expenses Paid During Period (p) 1/01/14-6/30/14
Initial Class	Actual	0.81%	$1,000.00	$1,050.08	$4.12
	Hypothetical (h)	0.81%	$1,000.00	$1,020.78	$4.06
Service Class	Actual	1.06%	$1,000.00	$1,048.79	$5.38
	Hypothetical (h)	1.06%	$1,000.00	$1,019.54	$5.31

(h)	5% class return per year before expenses.

(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

3

MFS Investors Trust Series

PORTFOLIO OF INVESTMENTS – 6/30/14 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 99.1%
Aerospace – 4.9%
Honeywell International, Inc.	110,530	$10,273,764
Precision Castparts Corp.	37,317	9,418,811
United Technologies Corp.	94,605	10,922,147

		$30,614,722

Alcoholic Beverages – 2.0%
Diageo PLC	162,186	$5,179,365
Pernod Ricard S.A.	61,894	7,432,704

		$12,612,069

Apparel Manufacturers – 2.6%
LVMH Moet Hennessy Louis Vuitton S.A.	33,000	$6,362,317
NIKE, Inc., “B”	57,552	4,463,158
VF Corp.	85,390	5,379,570

		$16,205,045

Automotive – 0.8%
Bayerische Motoren Werke AG	18,207	$2,309,095
Delphi Automotive PLC	43,383	2,982,147

		$5,291,242

Broadcasting – 4.7%
Time Warner, Inc.	120,600	$8,472,150
Twenty-First Century Fox, Inc.	218,739	7,688,676
Walt Disney Co.	158,011	13,547,863

		$29,708,689

Brokerage & Asset Managers – 2.7%
BlackRock, Inc.	31,580	$10,092,968
Franklin Resources, Inc.	42,152	2,438,072
NASDAQ OMX Group, Inc.	119,045	4,597,518

		$17,128,558

Business Services – 4.0%
Accenture PLC, “A”	114,713	$9,273,399
Cognizant Technology Solutions Corp., “A” (a)	163,895	8,016,104
Fidelity National Information Services, Inc.	147,134	8,054,115

		$25,343,618

Cable TV – 1.7%
Comcast Corp., “A”	196,192	$10,531,587

Computer Software – 1.7%
Citrix Systems, Inc. (a)	71,434	$4,468,197
Oracle Corp.	161,797	6,557,632

		$11,025,829

Computer Software – Systems – 4.5%
Apple, Inc.	103,936	$9,658,772
EMC Corp.	484,710	12,767,260
Hewlett-Packard Co.	166,979	5,623,853

		$28,049,885

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Construction – 0.9%
Sherwin-Williams Co.	28,389	$5,873,968

Consumer Products – 3.3%
Colgate-Palmolive Co.	79,461	$5,417,651
Newell Rubbermaid, Inc.	103,021	3,192,621
Procter & Gamble Co.	152,821	12,010,202

		$20,620,474

Containers – 0.8%
Crown Holdings, Inc. (a)	95,180	$4,736,157

Electrical Equipment – 3.8%
Danaher Corp.	214,323	$16,873,650
W.W. Grainger, Inc.	27,688	7,040,228

		$23,913,878

Electronics – 2.8%
Altera Corp.	208,042	$7,231,540
Microchip Technology, Inc.	216,893	10,586,547

		$17,818,087

Energy – Independent – 3.2%
EOG Resources, Inc.	64,571	$7,545,767
Noble Energy, Inc.	74,855	5,798,268
Occidental Petroleum Corp.	63,834	6,551,283

		$19,895,318

Energy – Integrated – 0.9%
Chevron Corp.	27,307	$3,564,929
Exxon Mobil Corp.	22,341	2,249,292

		$5,814,221

Engineering – Construction – 0.8%
Fluor Corp.	67,555	$5,194,980

Food & Beverages – 2.8%
General Mills, Inc.	49,009	$2,574,933
Groupe Danone	101,760	7,557,801
Mondelez International, Inc.	206,484	7,765,863

		$17,898,597

General Merchandise – 1.9%
Kohl’s Corp.	107,613	$5,669,053
Target Corp.	109,756	6,360,360

		$12,029,413

Insurance – 0.8%
ACE Ltd.	49,506	$5,133,772

Internet – 3.1%
Google, Inc., “A” (a)	17,555	$10,263,882
Google, Inc., “C” (a)	15,837	9,110,709

		$19,374,591

4

MFS Investors Trust Series

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Major Banks – 9.5%
Bank of America Corp.	501,242	$7,704,090
Goldman Sachs Group, Inc.	69,199	11,586,681
JPMorgan Chase & Co.	317,024	18,266,923
Morgan Stanley	159,688	5,162,713
State Street Corp.	52,462	3,528,594
Wells Fargo & Co.	258,380	13,580,453

		$59,829,454

Medical Equipment – 6.1%
Abbott Laboratories	135,818	$5,554,956
Covidien PLC	139,977	12,623,126
St. Jude Medical, Inc.	62,008	4,294,054
Stryker Corp.	64,898	5,472,199
Thermo Fisher Scientific, Inc.	87,078	10,275,204

		$38,219,539

Oil Services – 4.4%
Cameron International Corp. (a)	105,291	$7,129,254
Dresser-Rand Group, Inc. (a)	75,810	4,831,371
National Oilwell Varco, Inc.	68,666	5,654,645
Schlumberger Ltd.	87,007	10,262,476

		$27,877,746

Other Banks & Diversified Financials – 5.3%
American Express Co.	122,815	$11,651,459
MasterCard, Inc., “A”	117,506	8,633,166
Visa, Inc., “A”	61,327	12,922,212

		$33,206,837

Pharmaceuticals – 7.4%
Bristol-Myers Squibb Co.	103,474	$5,019,524
Endo International PLC (a)	79,125	5,540,333
Johnson & Johnson	133,496	13,966,352
Pfizer, Inc.	444,304	13,186,943
Valeant Pharmaceuticals International, Inc. (a)	70,174	8,850,345

		$46,563,497

Railroad & Shipping – 1.3%
Canadian National Railway Co.	128,054	$8,326,071

Restaurants – 1.2%
McDonald’s Corp.	77,139	$7,770,983

Specialty Chemicals – 3.3%
FMC Corp.	46,013	$3,275,665
Linde AG	25,809	5,488,344
Praxair, Inc.	41,290	5,484,964
W.R. Grace & Co. (a)	66,982	6,331,808

		$20,580,781

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Specialty Stores – 1.7%
Bed Bath & Beyond, Inc. (a)	103,198	$5,921,501
Ross Stores, Inc.	71,103	4,702,041

		$10,623,542

Telecommunications – Wireless – 1.7%
American Tower Corp., REIT	119,481	$10,750,900

Trucking – 0.8%
United Parcel Service, Inc., “B”	50,448	$5,178,992

Utilities – Electric Power – 1.7%
American Electric Power Co., Inc.	81,774	$4,560,536
CMS Energy Corp.	194,229	6,050,233

		$10,610,769

Total Common Stocks (Identified Cost, $412,974,233)		$624,353,811

CONVERTIBLE PREFERRED STOCKS – 0.3%
Utilities – Electric Power – 0.3%
Exelon Corp., 6.5% (Identified Cost, $1,672,245) (a)	33,054	$1,783,151

MONEY MARKET FUNDS – 0.6%
MFS Institutional Money Market Portfolio, 0.08%, at Cost and Net Asset Value (v)	3,837,662	$3,837,662

Total Investments (Identified Cost, $418,484,140)		$629,974,624

OTHER ASSETS, LESS LIABILITIES – (0.0)%		(110,755)

Net Assets – 100.0%		$629,863,869

(a)	Non-income producing security.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

PLC	Public Limited Company

REIT	Real Estate Investment Trust

See Notes to Financial Statements

5

MFS Investors Trust Series

FINANCIAL STATEMENTS  |  STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

At 6/30/14
Assets
Investments –
Non-affiliated issuers, at value (identified cost, $414,646,478)	$626,136,962
Underlying affiliated funds, at cost and value	3,837,662
Total investments, at value (identified cost, $418,484,140)	$629,974,624
Cash	2,100
Foreign currency, at value (identified cost, $27)	28
Receivables for
Fund shares sold	458,248
Interest and dividends	417,507
Other assets	3,978
Total assets		$630,856,485
Liabilities
Payable for fund shares reacquired	$802,842
Payable to affiliates
Investment adviser	49,922
Shareholder servicing costs	1,162
Distribution and/or service fees	6,956
Payable for independent Trustees’ compensation	9
Accrued expenses and other liabilities	131,725
Total liabilities		$992,616
Net assets		$629,863,869
Net assets consist of
Paid-in capital	$328,456,733
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	211,490,857
Accumulated net realized gain (loss) on investments and foreign currency	82,139,946
Undistributed net investment income	7,776,333
Net assets		$629,863,869
Shares of beneficial interest outstanding		20,100,186

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$374,978,112	11,922,206	$31.45
Service Class	254,885,757	8,177,980	31.17

See Notes to Financial Statements

6

MFS Investors Trust Series

FINANCIAL STATEMENTS  |  STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Six months ended 6/30/14
Net investment income
Income
Dividends	$5,250,057
Interest	26,611
Dividends from underlying affiliated funds	1,866
Foreign taxes withheld	(78,558)
Total investment income		$5,199,976
Expenses
Management fee	$2,312,226
Distribution and/or service fees	297,833
Shareholder servicing costs	33,779
Administrative services fee	41,565
Independent Trustees’ compensation	7,597
Custodian fee	34,405
Shareholder communications	45,332
Audit and tax fees	25,966
Legal fees	3,225
Miscellaneous	10,370
Total expenses		$2,812,298
Reduction of expenses by investment adviser	(11,934)
Net expenses		$2,800,364
Net investment income		$2,399,612
Realized and unrealized gain (loss) on investments and foreign currency
Realized gain (loss) (identified cost basis)
Investments	$35,204,663
Foreign currency	4,152
Net realized gain (loss) on investments and foreign currency		$35,208,815
Change in unrealized appreciation (depreciation)
Investments	$(7,686,994)
Translation of assets and liabilities in foreign currencies	(26)
Net unrealized gain (loss) on investments and foreign currency translation		$(7,687,020)
Net realized and unrealized gain (loss) on investments and foreign currency		$27,521,795
Change in net assets from operations		$29,921,407

See Notes to Financial Statements

7

MFS Investors Trust Series

FINANCIAL STATEMENTS  |  STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 6/30/14 (unaudited )	Year ended 12/31/13
Change in net assets
From operations
Net investment income	$2,399,612	$5,380,383
Net realized gain (loss) on investments and foreign currency	35,208,815	52,154,454
Net unrealized gain (loss) on investments and foreign currency translation	(7,687,020)	117,146,735
Change in net assets from operations	$29,921,407	$174,681,572
Distributions declared to shareholders
From net investment income	$—	$(6,505,100)
Change in net assets from fund share transactions	$(40,462,565)	$(124,872,601)
Total change in net assets	$(10,541,158)	$43,303,871
Net assets
At beginning of period	640,405,027	597,101,156
At end of period (including undistributed net investment income of $7,776,333 and $5,376,721, respectively)	$629,863,869	$640,405,027

See Notes to Financial Statements

8

MFS Investors Trust Series

FINANCIAL STATEMENTS  |  FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Initial Class	Six months ended 6/30/14		Years ended 12/31
			2013	2012	2011	2010	2009
	(unaudited)
Net asset value, beginning of period	$29.95		$22.93	$19.41	$20.04	$18.24	$14.64
Income (loss) from investment operations
Net investment income (d)	$0.13		$0.24	$0.25	$0.17	$0.16	$0.19
Net realized and unrealized gain (loss) on investments and foreign currency	1.37		7.07	3.46	(0.61)	1.86	3.67
Total from investment operations	$1.50		$7.31	$3.71	$(0.44)	$2.02	$3.86
Less distributions declared to shareholders
From net investment income	$—		$(0.29)	$(0.19)	$(0.19)	$(0.22)	$(0.26)
Net asset value, end of period (x)	$31.45		$29.95	$22.93	$19.41	$20.04	$18.24
Total return (%) (k)(r)(s)(x)	5.01	(n)	32.05	19.18	(2.18)	11.10	26.90
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.82	(a)	0.81	0.82	0.82	0.83	0.86
Expenses after expense reductions (f)	0.81	(a)	0.81	0.82	0.82	0.83	0.86
Net investment income	0.87	(a)	0.93	1.15	0.84	0.87	1.25
Portfolio turnover	12	(n)	19	28	22	22	34
Net assets at end of period (000 omitted)	$374,978		$405,682	$455,295	$486,500	$603,279	$636,809

Service Class	Six months ended 6/30/14		Years ended 12/31
			2013	2012	2011	2010	2009
	(unaudited)
Net asset value, beginning of period	$29.72		$22.78	$19.31	$19.95	$18.16	$14.56
Income (loss) from investment operations
Net investment income (d)	$0.09		$0.18	$0.20	$0.12	$0.11	$0.15
Net realized and unrealized gain (loss) on investments and foreign currency	1.36		7.02	3.43	(0.61)	1.86	3.65
Total from investment operations	$1.45		$7.20	$3.63	$(0.49)	$1.97	$3.80
Less distributions declared to shareholders
From net investment income	$—		$(0.26)	$(0.16)	$(0.15)	$(0.18)	$(0.20)
Net asset value, end of period (x)	$31.17		$29.72	$22.78	$19.31	$19.95	$18.16
Total return (%) (k)(r)(s)(x)	4.88	(n)	31.74	18.83	(2.42)	10.88	26.56
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.07	(a)	1.06	1.07	1.07	1.08	1.11
Expenses after expense reductions (f)	1.06	(a)	1.06	1.07	1.07	1.08	1.11
Net investment income	0.63	(a)	0.67	0.93	0.60	0.63	0.99
Portfolio turnover	12	(n)	19	28	22	22	34
Net assets at end of period (000 omitted)	$254,886		$234,723	$141,806	$78,392	$62,309	$46,267

See Notes to Financial Statements

9

MFS Investors Trust Series

Financial Highlights – continued

(a)	Annualized.

(d)	Per share data is based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(n)	Not annualized.

(r)	Certain expenses have been reduced without which performance would have been lower.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

(x)	The net asset values per share and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

10

MFS Investors Trust Series

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1)	Business and Organization

MFS Investors Trust Series (the fund) is a diversified series of MFS Variable Insurance Trust (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services – Investment Companies.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.

In June 2014, FASB issued Accounting Standards Update 2014-11, Transfers and Servicing (Topic 860) – Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (“ASU 2014-11”). ASU 2014-11 changes the accounting for repurchase-to-maturity transactions and enhances the required disclosures for repurchase agreements and other similar transactions. Although still evaluating the potential impacts of ASU 2014-11 to the fund, management expects that the impact of the fund’s adoption will be limited to additional financial statement disclosures which would first be effective for interim reporting periods beginning after March 15, 2015.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the

11

MFS Investors Trust Series

Notes to Financial Statements (unaudited) – continued

business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2014 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:	$626,136,962	$—	$—	$626,136,962
Mutual Funds	3,837,662	—	—	3,837,662
Total Investments	$629,974,624	$—	$—	$629,974,624

For further information regarding security characteristics, see the Portfolio of Investments.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Security Loans – Under its Securities Lending Agency Agreement with the fund, State Street Bank and Trust Company (“State Street”), as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund or short-term securities. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. State Street provides the fund with indemnification against Borrower default. In the event of Borrower default, State Street will for the benefit of the fund either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, State Street assumes the fund’s rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, State Street is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is included in “Interest” income in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At June 30, 2014, there were no securities on loan or collateral outstanding.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

12

MFS Investors Trust Series

Notes to Financial Statements (unaudited) – continued

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. For the six months ended June 30, 2014, custody fees were not reduced.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the Fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals.

The tax character of distributions declared to shareholders for the last fiscal year is as follows:

12/31/13
Ordinary income (including any short-term capital gains)	$6,505,100

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 6/30/14
Cost of investments	$419,418,445
Gross appreciation	212,904,734
Gross depreciation	(2,348,555)
Net unrealized appreciation (depreciation)	$210,556,179

As of 12/31/13
Undistributed ordinary income	10,196,006
Undistributed long-term capital gain	43,046,151
Other temporary differences	399
Net unrealized appreciation (depreciation)	218,243,173

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income
	Six months ended 6/30/14	Year ended 12/31/13
Initial Class	$—	$4,558,137
Service Class	—	1,946,963
Total	$—	$6,505,100

13

MFS Investors Trust Series

Notes to Financial Statements (unaudited) – continued

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates:

First $1 billion of average daily net assets	0.75%
Average daily net assets in excess of $1 billion	0.65%

The investment adviser has agreed in writing to reduce its management fee to 0.60% of the average daily net assets in excess of $2.5 billion. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2016. For the six months ended June 30, 2014, the fund’s average daily net assets did not exceed $2.5 billion and therefore, the management fee was not reduced in accordance with this agreement. MFS has also agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended June 30, 2014, this management fee reduction amounted to $11,272, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended June 30, 2014 was equivalent to an annual effective rate of 0.75% of the fund’s average daily net assets.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2014, the fee was $33,150, which equated to 0.0108% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2014, these costs amounted to $629.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended June 30, 2014 was equivalent to an annual effective rate of 0.0135% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. The ICCO is an officer of the funds and the sole member of Tarantino LLC. Prior to June 1, 2014, Robyn L. Griffin served as the Assistant ICCO and was an officer of the funds. Ms. Griffin is the sole member of Griffin Compliance LLC. Effective May 31, 2014, Ms. Griffin resigned as Assistant ICCO and the service agreement between the funds and Griffin Compliance LLC was terminated. For the six months ended June 30, 2014, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $1,067 and are included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $662, which is included in the reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. Income earned on this investment is included in “Dividends from underlying affiliated funds” in the Statement of Operations. This money market fund does not pay a management fee to MFS.

14

MFS Investors Trust Series

Notes to Financial Statements (unaudited) – continued

(4)	Portfolio Securities

For the six months ended June 30, 2014, purchases and sales of investments, other than short-term obligations, aggregated $74,537,734 and $112,631,393, respectively.

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 6/30/14		Year ended 12/31/13
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	80,733	$2,430,871	527,522	$13,502,090
Service Class	822,750	24,652,903	2,975,204	77,017,940
	903,483	$27,083,774	3,502,726	$90,520,030
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	171,423	$4,558,137
Service Class	—	—	73,748	1,946,963
	—	$—	245,171	$6,505,100
Shares reacquired
Initial Class	(1,703,589)	$(51,340,527)	(7,012,013)	$(185,471,471)
Service Class	(543,611)	(16,205,812)	(1,376,108)	(36,426,260)
	(2,247,200)	$(67,546,339)	(8,388,121)	$(221,897,731)
Net change
Initial Class	(1,622,856)	$(48,909,656)	(6,313,068)	$(167,411,244)
Service Class	279,139	8,447,091	1,672,844	42,538,643
	(1,343,717)	$(40,462,565)	(4,640,224)	$(124,872,601)

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended June 30, 2014, the fund’s commitment fee and interest expense were $1,330 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

(7)	Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	4,298,195	51,751,135	(52,211,668)	3,837,662

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$1,866	$3,837,662

15

MFS Investors Trust Series

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “Commentary & Announcements” and “Market Outlooks” sections of mfs.com or by clicking on the fund’s name under “Variable Insurance Portfolios — VIT” in the “Products” section of mfs.com.

16

SEMIANNUAL REPORT

June 30, 2014

MFS® RESEARCH SERIES

MFS® Variable Insurance Trust

VFR-SEM

MFS® RESEARCH SERIES

The report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK OR CREDIT UNION GUARANTEE • NOT A DEPOSIT • NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS Research Series

LETTER FROM THE CHAIRMAN AND CEO

Dear Contract Owners:

After the U.S. economy contracted sharply early this year — with activity curtailed by severe winter weather, a decline in exports and an inventory stockpile — indicators have consistently shown that the U.S. economy likely regained momentum in the second quarter. The labor market is more robust, manufacturing is strong and retail sales have improved along with consumer confidence.

Although Europe emerged from recession last year, the pace of growth in the region has been slow, with persistently high unemployment and very low inflation that points to the risk of deflation. Asia remains vulnerable but also shows signs of recovery. China’s economic growth has slowed somewhat, and Japan’s economic turnaround remains a work in progress. Emerging markets have been more turbulent over the past 12 months.

Despite this economic uncertainty, and the growing likelihood of interest rate increases that has heightened bond risks, global financial markets have been relatively stable thus far in 2014.

As always at MFS®, active risk management is integral to how we manage your investments. We use a collaborative process, sharing insights across asset classes, regions and economic sectors. Our global team of investment professionals takes a multidisciplined, long-term, diversified investment approach.

We understand that these are challenging economic times. We believe that we can serve you best by applying proven principles, such as asset allocation and diversification, over the long term. We are confident that this approach can serve you well as you work with your financial advisors to reach your goals in the years ahead.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management

August 15, 2014

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

1

MFS Research Series

PORTFOLIO COMPOSITION

Portfolio structure (i)

Top ten holdings (i)
Exxon Mobil Corp.	3.1%
Apple, Inc.	2.7%
Danaher Corp.	2.0%
Visa, Inc., “A”	1.9%
Wells Fargo & Co.	1.7%
JPMorgan Chase & Co.	1.7%
MetLife, Inc.	1.5%
Google, Inc., “A”	1.4%
Comcast Corp., “Special A”	1.4%
Coca-Cola Co.	1.3%

Global equity sectors (i)
Technology	17.1%
Financial Services	16.6%
Capital Goods	15.0%
Energy	13.9%
Health Care	13.2%
Consumer Cyclicals	12.0%
Consumer Staples	7.5%
Telecommunications/Cable Television	4.1%

(i)	For purposes of this presentation, the components include the value of securities, less any securities sold short, and reflect the impact of the equivalent exposure of derivative positions. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value.

Cash & Other can include cash, other assets less liabilities, offsets to derivative positions, and short-term securities.

Percentages are based on net assets as of 6/30/14.

The portfolio is actively managed and current holdings may be different.

2

MFS Research Series

EXPENSE TABLE

Fund Expenses Borne by the Contract Holders During the Period,

January 1, 2014 through June 30, 2014

As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2014 through June 30, 2014.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the fund’s ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/14	Ending Account Value 6/30/14	Expenses Paid During Period (p) 1/01/14-6/30/14
Initial Class	Actual	0.80%	$1,000.00	$1,051.84	$4.07
	Hypothetical (h)	0.80%	$1,000.00	$1,020.83	$4.01
Service Class	Actual	1.05%	$1,000.00	$1,050.54	$5.34
	Hypothetical (h)	1.05%	$1,000.00	$1,019.59	$5.26

(h)	5% class return per year before expenses.

(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

3

MFS Research Series

PORTFOLIO OF INVESTMENTS – 6/30/14 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 99.5%
Aerospace – 3.3%
Honeywell International, Inc.	87,353	$8,119,461
Precision Castparts Corp.	29,065	7,336,006
United Technologies Corp.	81,394	9,396,937

		$24,852,404

Alcoholic Beverages – 0.7%
Constellation Brands, Inc., “A” (a)	38,013	$3,350,086
Molson Coors Brewing Co.	30,995	2,298,589

		$5,648,675

Apparel Manufacturers – 1.4%
Guess?, Inc.	54,166	$1,462,482
Li & Fung Ltd.	1,282,000	1,898,916
NIKE, Inc., “B”	39,374	3,053,454
PVH Corp.	36,126	4,212,292

		$10,627,144

Automotive – 0.8%
Delphi Automotive PLC	88,760	$6,101,362

Biotechnology – 1.6%
Alexion Pharmaceuticals, Inc. (a)	32,008	$5,001,250
Biogen Idec, Inc. (a)	23,169	7,305,417

		$12,306,667

Broadcasting – 2.8%
Time Warner, Inc.	75,785	$5,323,896
Twenty-First Century Fox, Inc.	253,513	8,910,982
Walt Disney Co.	79,120	6,783,749

		$21,018,627

Brokerage & Asset Managers – 2.4%
BlackRock, Inc.	18,189	$5,813,204
Franklin Resources, Inc.	123,782	7,159,551
Intercontinental Exchange, Inc.	27,354	5,167,171

		$18,139,926

Business Services – 1.6%
Accenture PLC, “A”	62,497	$5,052,257
Fidelity National Information Services, Inc.	72,825	3,986,441
FleetCor Technologies, Inc. (a)	26,217	3,455,401

		$12,494,099

Cable TV – 1.8%
Comcast Corp., “Special A”	194,755	$10,386,284
Time Warner Cable, Inc.	24,464	3,603,547

		$13,989,831

Chemicals – 1.0%
Monsanto Co.	60,950	$7,602,903

Computer Software – 2.7%
Citrix Systems, Inc. (a)	73,834	$4,618,317
Oracle Corp.	184,515	7,478,393
Qlik Technologies, Inc. (a)	102,625	2,321,378

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Computer Software – continued
Salesforce.com, Inc. (a)	105,716	$6,139,985

		$20,558,073

Computer Software – Systems – 5.7%
Apple, Inc. (s)	224,819	$20,892,430
CDW Corp.	59,247	1,888,794
EMC Corp.	319,809	8,423,769
Hewlett-Packard Co.	295,599	9,955,774
NCR Corp. (a)	51,347	1,801,766

		$42,962,533

Conglomerates – 1.3%
Roper Industries, Inc.	67,576	$9,866,772

Construction – 0.8%
Sherwin-Williams Co.	27,470	$5,683,818

Consumer Products – 2.3%
Colgate-Palmolive Co.	103,341	$7,045,789
Estee Lauder Cos., Inc., “A”	44,856	3,331,007
Newell Rubbermaid, Inc.	109,154	3,382,681
Procter & Gamble Co.	50,769	3,989,936

		$17,749,413

Consumer Services – 0.8%
ITT Educational Services, Inc. (a)(l)	49,986	$834,265
Priceline Group, Inc. (a)	4,381	5,270,343

		$6,104,608

Containers – 0.7%
Crown Holdings, Inc. (a)	102,484	$5,099,604

Electrical Equipment – 2.7%
Danaher Corp.	192,015	$15,117,341
W.W. Grainger, Inc.	20,730	5,271,017

		$20,388,358

Electronics – 2.2%
Altera Corp.	158,426	$5,506,888
JDS Uniphase Corp. (a)	122,361	1,525,842
Mellanox Technologies Ltd. (a)	46,413	1,617,957
Microchip Technology, Inc.	79,854	3,897,674
NXP Semiconductors N.V. (a)	66,110	4,375,160

		$16,923,521

Energy – Independent – 4.7%
Anadarko Petroleum Corp.	65,297	$7,148,063
Antero Resources Corp. (a)	13,637	894,996
Cabot Oil & Gas Corp.	139,649	4,767,617
EOG Resources, Inc.	34,405	4,020,568
EQT Corp.	34,988	3,740,217
Marathon Petroleum Corp.	23,447	1,830,507
Memorial Resource Development Corp. (a)	69,561	1,694,506
Noble Energy, Inc.	68,586	5,312,672
Pioneer Natural Resources Co.	27,780	6,384,122

		$35,793,268

4

MFS Research Series

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Energy – Integrated – 3.1%
Exxon Mobil Corp. (s)	236,029	$23,763,400

Engineering – Construction – 0.4%
Fluor Corp.	40,177	$3,089,611

Food & Beverages – 2.9%
Coca-Cola Co.	239,641	$10,151,193
General Mills, Inc.	91,484	4,806,569
Mondelez International, Inc.	189,449	7,125,177

		$22,082,939

Food & Drug Stores – 0.9%
CVS Caremark Corp.	91,230	$6,876,005

Gaming & Lodging – 0.4%
Wynn Resorts Ltd.	14,776	$3,066,907

General Merchandise – 1.4%
Kohl’s Corp.	80,529	$4,242,268
Target Corp.	105,820	6,132,269

		$10,374,537

Health Maintenance Organizations – 1.0%
UnitedHealth Group, Inc.	91,406	$7,472,440

Insurance – 3.1%
ACE Ltd.	40,843	$4,235,419
American International Group, Inc.	144,583	7,891,340
MetLife, Inc.	203,382	11,299,904

		$23,426,663

Internet – 5.0%
eBay, Inc. (a)	119,777	$5,996,037
Facebook, Inc., “A” (a)	100,290	6,748,514
Google, Inc., “A” (a)	18,625	10,889,479
Google, Inc., “C” (a)	14,926	8,586,629
LinkedIn Corp., “A” (a)	20,705	3,550,286
Yelp, Inc. (a)	28,106	2,155,168

		$37,926,113

Machinery & Tools – 1.6%
Eaton Corp. PLC	94,583	$7,299,916
Joy Global, Inc.	80,994	4,987,611

		$12,287,527

Major Banks – 6.0%
Bank of America Corp.	346,544	$5,326,381
Goldman Sachs Group, Inc.	27,078	4,533,940
JPMorgan Chase & Co. (s)	221,717	12,775,334
Morgan Stanley	166,718	5,389,993
State Street Corp.	69,544	4,677,529
Wells Fargo & Co.	252,221	13,256,736

		$45,959,913

Medical & Health Technology & Services – 0.8%
Express Scripts Holding Co. (a)	90,505	$6,274,712

Medical Equipment – 4.2%
Abbott Laboratories	200,632	$8,205,849
Cooper Cos., Inc.	22,667	3,072,058
Covidien PLC	54,748	4,937,175

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Medical Equipment – continued
DENTSPLY International, Inc.	58,445	$2,767,371
Stryker Corp.	71,870	6,060,078
Thermo Fisher Scientific, Inc.	57,862	6,827,716

		$31,870,247

Natural Gas – Distribution – 0.5%
Sempra Energy	36,400	$3,811,444

Natural Gas – Pipeline – 0.6%
Williams Cos., Inc.	79,796	$4,644,925

Oil Services – 2.3%
Cameron International Corp. (a)	65,444	$4,431,213
Halliburton Co.	114,040	8,097,980
Schlumberger Ltd.	39,442	4,652,184

		$17,181,377

Other Banks & Diversified Financials – 5.1%
American Express Co.	86,061	$8,164,607
BB&T Corp.	83,721	3,301,119
Citigroup, Inc.	195,707	9,217,800
Discover Financial Services	60,285	3,736,464
Visa, Inc., “A”	68,365	14,405,189

		$38,825,179

Pharmaceuticals – 5.6%
Actavis PLC (a)	38,231	$8,527,425
Bristol-Myers Squibb Co.	131,028	6,356,168
Endo International PLC (a)	53,932	3,776,319
Johnson & Johnson	75,435	7,892,010
Pfizer, Inc.	245,040	7,272,787
Valeant Pharmaceuticals International, Inc. (a)	43,112	5,437,285
Zoetis, Inc.	105,924	3,418,167

		$42,680,161

Railroad & Shipping – 1.5%
Canadian Pacific Railway Ltd.	13,511	$2,447,383
Union Pacific Corp.	93,413	9,317,947

		$11,765,330

Restaurants – 1.1%
McDonald’s Corp.	72,067	$7,260,030
YUM! Brands, Inc.	10,485	851,382

		$8,111,412

Specialty Chemicals – 0.7%
W.R. Grace & Co. (a)	58,253	$5,506,656

Specialty Stores – 3.3%
Amazon.com, Inc. (a)	12,987	$4,217,918
AutoZone, Inc. (a)	7,655	4,104,917
Bed Bath & Beyond, Inc. (a)	56,810	3,259,758
Burlington Stores, Inc. (a)	97,406	3,103,355
Ross Stores, Inc.	48,605	3,214,249
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	37,661	3,442,592
Urban Outfitters, Inc. (a)	112,185	3,798,584

		$25,141,373

5

MFS Research Series

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Telecommunications – Wireless – 1.0%
American Tower Corp., REIT	59,061	$5,314,309
SBA Communications Corp. (a)	24,014	2,456,632

		$7,770,941

Telephone Services – 1.2%
Verizon Communications, Inc.	183,948	$9,000,576

Tobacco – 1.6%
Lorillard, Inc.	39,325	$2,397,645
Philip Morris International, Inc.	111,612	9,410,008

		$11,807,653

Trucking – 0.2%
Expeditors International of Washington, Inc.	34,202	$1,510,360

Utilities – Electric Power – 2.7%
American Electric Power Co., Inc.	73,051	$4,074,054
CMS Energy Corp.	182,185	5,675,063
Northeast Utilities	102,459	4,843,237
NRG Energy, Inc.	155,704	5,792,189

		$20,384,543

Total Common Stocks (Identified Cost, $574,842,747)		$756,524,550

Issuer/Expiration Date/Strike Price	Number of Contracts
PUT OPTIONS PURCHASED – 0.0%
Electronics – 0.0%
Intel Corp. – October 2014 @ $31 (Premiums Paid, $91,646)	455	$65,065

Issuer	Shares/Par	Value ($)

MONEY MARKET FUNDS – 0.5%
MFS Institutional Money Market Portfolio, 0.08%, at Cost and Net Asset Value (v)	4,078,886	$4,078,886

COLLATERAL FOR SECURITIES LOANED – 0.1%
Navigator Securities Lending Prime Portfolio, 0.14%, at Cost and Net Asset Value (j)	305,745	$305,745

Total Investments (Identified Cost, $579,319,024)		$760,974,246

OTHER ASSETS, LESS LIABILITIES – (0.1)%		(680,192)

Net Assets – 100.0%		$760,294,054

(a)	Non-income producing security.

(j)	The rate quoted is the annualized seven-day yield of the fund at period end.

(l)	A portion of this security is on loan.

(s)	Security or a portion of the security was pledged to cover collateral requirements for securities sold short and certain derivative transactions. At June 30, 2014, the fund had no short sales outstanding.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

At June 30, 2014, the fund had cash collateral of $7,995 and other liquid securities with an aggregate value of $478,226 to cover any commitments for securities sold short and certain derivative transactions. Cash collateral is comprised of “Deposits with brokers” in the Statement of Assets and Liabilities. At June 30, 2014, the fund had no short sales outstanding.

The following abbreviations are used in this report and are defined:

PLC	Public Limited Company

REIT	Real Estate Investment Trust

See Notes to Financial Statements

6

MFS Research Series

FINANCIAL STATEMENTS  |  STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

At 6/30/14
Assets
Investments –
Non-affiliated issuers, at value (identified cost, $575,240,138)	$756,895,360
Underlying affiliated funds, at cost and value	4,078,886
Total investments, at value, including $300,169 of securities on loan (identified cost, $579,319,024)	$760,974,246
Deposits with brokers	7,995
Receivables for
Investments sold	4,288,875
Fund shares sold	36,248
Interest and dividends	564,032
Other assets	2,152
Total assets		$765,873,548
Liabilities
Payables for
Investments purchased	$4,374,828
Fund shares reacquired	700,777
Collateral for securities loaned, at value	305,745
Payable to affiliates
Investment adviser	60,305
Shareholder servicing costs	1,113
Distribution and/or service fees	7,420
Payable for independent Trustees’ compensation	10
Accrued expenses and other liabilities	129,296
Total liabilities		$5,579,494
Net assets		$760,294,054
Net assets consist of
Paid-in capital	$492,284,219
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	181,655,242
Accumulated net realized gain (loss) on investments and foreign currency	78,532,474
Undistributed net investment income	7,822,119
Net assets		$760,294,054
Shares of beneficial interest outstanding		25,242,112

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$489,281,654	16,186,629	$30.23
Service Class	271,012,400	9,055,483	29.93

See Notes to Financial Statements

7

MFS Research Series

FINANCIAL STATEMENTS  |  STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Six months ended 6/30/14
Net investment income
Income
Dividends	$5,751,255
Interest	1,362
Dividends from underlying affiliated funds	1,952
Foreign taxes withheld	(661)
Total investment income		$5,753,908
Expenses
Management fee	$2,813,669
Distribution and/or service fees	335,083
Shareholder servicing costs	29,184
Administrative services fee	49,321
Independent Trustees’ compensation	7,765
Custodian fee	38,367
Shareholder communications	36,763
Audit and tax fees	27,114
Legal fees	3,769
Miscellaneous	13,029
Total expenses		$3,354,064
Fees paid indirectly	(3)
Reduction of expenses by investment adviser	(14,511)
Net expenses		$3,339,550
Net investment income		$2,414,358
Realized and unrealized gain (loss) on investments and foreign currency
Realized gain (loss) (identified cost basis)
Investments	$24,306,757
Foreign currency	(11)
Net realized gain (loss) on investments and foreign currency		$24,306,746
Change in unrealized appreciation (depreciation)
Investments	$10,905,534
Translation of assets and liabilities in foreign currencies	20
Net unrealized gain (loss) on investments and foreign currency translation		$10,905,554
Net realized and unrealized gain (loss) on investments and foreign currency		$35,212,300
Change in net assets from operations		$37,626,658

See Notes to Financial Statements

8

MFS Research Series

FINANCIAL STATEMENTS  |  STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 6/30/14 (unaudited )	Year ended 12/31/13
Change in net assets
From operations
Net investment income	$2,414,358	$5,404,151
Net realized gain (loss) on investments and foreign currency	24,306,746	72,739,040
Net unrealized gain (loss) on investments and foreign currency translation	10,905,554	132,956,308
Change in net assets from operations	$37,626,658	$211,099,499
Distributions declared to shareholders
From net investment income	$—	$(2,329,011)
From net realized gain on investments	—	(1,807,468)
Total distributions declared to shareholders	$—	$(4,136,479)
Change in net assets from fund share transactions	$(53,243,487)	$(157,925,678)
Total change in net assets	$(15,616,829)	$49,037,342
Net assets
At beginning of period	775,910,883	726,873,541
At end of period (including undistributed net investment income of $7,822,119 and $5,407,761, respectively)	$760,294,054	$775,910,883

See Notes to Financial Statements

9

MFS Research Series

FINANCIAL STATEMENTS  |  FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Initial Class	Six months ended 6/30/14		Years ended 12/31
			2013	2012	2011	2010	2009
	(unaudited)
Net asset value, beginning of period	$28.74		$21.84	$18.78	$19.04	$16.57	$12.90
Income (loss) from investment operations
Net investment income (d)	$0.11		$0.20	$0.22	$0.15	$0.15	$0.15
Net realized and unrealized gain (loss) on investments and foreign currency	1.38		6.84	3.01	(0.24)	2.47	3.72
Total from investment operations	$1.49		$7.04	$3.23	$(0.09)	$2.62	$3.87
Less distributions declared to shareholders
From net investment income	$—		$(0.08)	$(0.17)	$(0.17)	$(0.15)	$(0.20)
From net realized gain on investments	—		(0.06)	—	—	—	—
Total distributions declared to shareholders	$—		$(0.14)	$(0.17)	$(0.17)	$(0.15)	$(0.20)
Net asset value, end of period (x)	$30.23		$28.74	$21.84	$18.78	$19.04	$16.57
Total return (%) (k)(r)(s)(x)	5.18	(n)	32.35	17.22	(0.45)	15.90	30.54
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.80	(a)	0.81	0.88	0.88	0.89	0.90
Expenses after expense reductions (f)	0.80	(a)	0.81	0.88	0.88	0.89	0.90
Net investment income	0.73	(a)	0.80	1.06	0.79	0.86	1.05
Portfolio turnover	17	(n)	43	83	70	71	107
Net assets at end of period (000 omitted)	$489,282		$496,857	$460,834	$160,892	$182,895	$180,229
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions excluding short sale dividend and interest expense (f)	N/A		0.80	0.87	0.86	0.89	0.90

See Notes to Financial Statements

10

MFS Research Series

Financial Highlights – continued

Service Class	Six months ended 6/30/14		Years ended 12/31
			2013	2012	2011	2010	2009
	(unaudited)
Net asset value, beginning of period	$28.49		$21.70	$18.67	$18.93	$16.48	$12.82
Income (loss) from investment operations
Net investment income (d)	$0.07		$0.14	$0.18	$0.10	$0.10	$0.11
Net realized and unrealized gain (loss) on investments and foreign currency	1.37		6.78	2.97	(0.24)	2.47	3.71
Total from investment operations	$1.44		$6.92	$3.15	$(0.14)	$2.57	$3.82
Less distributions declared to shareholders
From net investment income	$—		$(0.07)	$(0.12)	$(0.12)	$(0.12)	$(0.16)
From net realized gain on investments	—		(0.06)	—	—	—	—
Total distributions declared to shareholders	$—		$(0.13)	$(0.12)	$(0.12)	$(0.12)	$(0.16)
Net asset value, end of period (x)	$29.93		$28.49	$21.70	$18.67	$18.93	$16.48
Total return (%) (k)(r)(s)(x)	5.05	(n)	32.00	16.90	(0.69)	15.64	30.20
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.05	(a)	1.06	1.11	1.13	1.14	1.15
Expenses after expense reductions (f)	1.05	(a)	1.05	1.11	1.13	1.14	1.15
Net investment income	0.48	(a)	0.56	0.82	0.55	0.61	0.80
Portfolio turnover	17	(n)	43	83	70	71	107
Net assets at end of period (000 omitted)	$271,012		$279,054	$266,040	$20,015	$19,825	$17,196
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions excluding short sale dividend and interest expense (f)	N/A		1.05	1.11	1.11	1.14	1.15

(a)	Annualized.

(d)	Per share data is based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(n)	Not annualized.

(r)	Certain expenses have been reduced without which performance would have been lower.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower. Excluding the effect of the proceeds received from a non-recurring litigation settlement against Tyco International Ltd., the Initial Class and Service Class total returns for the year ended December 31, 2010 would have each been lower by approximately 0.60%.

(x)	The net asset values per share and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

11

MFS Research Series

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1)	Business and Organization

MFS Research Series (the fund) is a diversified series of MFS Variable Insurance Trust (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services – Investment Companies.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.

In June 2014, FASB issued Accounting Standards Update 2014-11, Transfers and Servicing (Topic 860) – Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (“ASU 2014-11”). ASU 2014-11 changes the accounting for repurchase-to-maturity transactions and enhances the required disclosures for repurchase agreements and other similar transactions. Although still evaluating the potential impacts of ASU 2014-11 to the fund, management expects that the impact of the fund’s adoption will be limited to additional financial statement disclosures which would first be effective for interim reporting periods beginning after March 15, 2015.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and

12

MFS Research Series

Notes to Financial Statements (unaudited) – continued

significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2014 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$756,589,615	$—	$—	$756,589,615
Mutual Funds	4,384,631	—	—	4,384,631
Total Investments	$760,974,246	$—	$—	$760,974,246

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 1 investments presented above, equity investments amounting to $1,898,916 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Derivatives – The fund uses derivatives for different purposes, primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

The derivative instruments used by the fund were purchased options. The fund’s period end derivatives, as presented in the Portfolio of Investments generally are indicative of the volume of its derivative activity during the period.

The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at June 30, 2014 as reported in the Statement of Assets and Liabilities:

		Fair Value (a)
Risk	Derivative Contracts	Asset Derivatives
Equity	Purchased Equity Options	$65,065

(a)	The value of purchased options outstanding is included in total investments, at value, within the fund’s Statement of Assets and Liabilities.

13

MFS Research Series

Notes to Financial Statements (unaudited) – continued

The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended June 30, 2014 as reported in the Statement of Operations:

Risk	Investments (Purchased Options)
Equity	$79,632

The following table presents, by major type of derivative contract, the change in unrealized appreciation (depreciation) on derivatives held by the fund for the six months ended June 30, 2014 as reported in the Statement of Operations:

Risk	Investments (Purchased Options)
Equity	$(26,581)

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, over-the-counter derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific ISDA counterparty is subject.

Collateral and margin requirements differ by type of derivative. Margin requirements are set by the broker or clearing house for cleared derivatives (i.e., futures contracts, cleared swaps, and exchange-traded options) while collateral terms are contract specific for over-the-counter traded derivatives (i.e., forward foreign currency exchange contracts, uncleared swap agreements, and over-the-counter options). For derivatives traded under an ISDA Master Agreement, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated to cover the fund’s collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as “Restricted cash” or “Deposits with brokers.” Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments.

Purchased Options – The fund purchased put options for a premium. Purchased put options entitle the holder to sell a specified number of shares or units of a particular security, currency or index at a specified price at a specified date or within a specified period of time. Purchasing put options may hedge against an anticipated decline in the value of portfolio securities or currency or decrease the fund’s exposure to an underlying instrument.

The premium paid is initially recorded as an investment in the Statement of Assets and Liabilities. That investment is subsequently marked-to-market daily with the difference between the premium paid and the market value of the purchased option being recorded as unrealized appreciation or depreciation. Premiums paid for purchased put options which have expired are treated as realized losses on investments in the Statement of Operations. Upon the exercise or closing of a purchased put option, the premium paid is offset against the proceeds on the sale of the underlying security or financial instrument in order to determine the realized gain or loss on investments.

Whether or not the option is exercised, the fund’s maximum risk of loss from purchasing an option is the amount of premium paid. All option contracts involve credit risk if the counterparty to the option contract fails to perform. For over-the-counter options, this risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and for posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Short Sales – The fund may enter into short sales whereby it sells a security it does not own in anticipation of a decline in the value of that security. The fund will realize a gain if the security price decreases and a loss if the security price increases between the date of the short sale and the date on which the fund replaces the borrowed security. Losses from short sales can exceed the proceeds of the security sold; and they can also exceed the potential loss from an ordinary buy and sell transaction. The amount of any premium, dividends, or interest the fund may be required to pay in connection with a short sale will be recognized as a fund expense. The fund segregates cash or marketable securities in an amount that, when combined with the amount of proceeds from the short sale deposited with the broker, at least equals the current market value of the security sold short. At June 30, 2014, the fund had no short sales outstanding.

14

MFS Research Series

Notes to Financial Statements (unaudited) – continued

Security Loans – Under its Securities Lending Agency Agreement with the fund, State Street Bank and Trust Company (“State Street”), as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund or short-term securities. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. State Street provides the fund with indemnification against Borrower default. In the event of Borrower default, State Street will for the benefit of the fund either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, State Street assumes the fund’s rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, State Street is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. At period end, the fund had investment securities on loan with a fair value of $300,169 and a related liability of $305,745 for cash collateral received on securities loaned, both of which are presented gross on the Statement of Assets and Liabilities. The collateral received on securities loaned exceeded the value of securities on loan at period end. The liability for cash collateral for securities loaned is carried at fair value, which is categorized as level 2 within the fair value hierarchy. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is included in “Interest” income in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended June 30, 2014, is shown as a reduction of total expenses in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

15

MFS Research Series

Notes to Financial Statements (unaudited) – continued

Book/tax differences primarily relate to wash sale loss deferrals

The tax character of distributions declared to shareholders for the last fiscal year is as follows:

12/31/13
Ordinary income (including any short-term capital gains)	$2,782,538
Long-term capital gains	1,353,941
Total distributions	$4,136,479

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 6/30/14
Cost of investments	$580,354,262
Gross appreciation	185,558,495
Gross depreciation	(4,938,511)
Net unrealized appreciation (depreciation)	$180,619,984

As of 12/31/13
Undistributed ordinary income	33,820,241
Undistributed long-term capital gain	26,877,015
Other temporary differences	(71,560)
Net unrealized appreciation (depreciation)	169,757,481

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income		From net realized gain on investments
	Six months ended 6/30/14	Year ended 12/31/13	Six months ended 6/30/14	Year ended 12/31/13
Initial Class	$—	$1,533,253	$—	$1,142,549
Service Class	—	795,758	—	664,919
Total	$—	$2,329,011	$—	$1,807,468

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates:

First $1 billion of average daily net assets	0.75%
Average daily net assets in excess of $1 billion	0.65%

MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended June 30, 2014, this management fee reduction amounted to $13,706, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended June 30, 2014 was equivalent to an annual effective rate of 0.75% of the fund’s average daily net assets.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

16

MFS Research Series

Notes to Financial Statements (unaudited) – continued

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2014, the fee was $28,511, which equated to 0.0076% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2014, these costs amounted to $673.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended June 30, 2014 was equivalent to an annual effective rate of 0.0131% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. The ICCO is an officer of the funds and the sole member of Tarantino LLC. Prior to June 1, 2014, Robyn L. Griffin served as the Assistant ICCO and was an officer of the funds. Ms. Griffin is the sole member of Griffin Compliance LLC. Effective May 31, 2014, Ms. Griffin resigned as Assistant ICCO and the service agreement between the funds and Griffin Compliance LLC was terminated. For the six months ended June 30, 2014, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $2,050 and are included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $805, which is included in the reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. Income earned on this investment is included in “Dividends from underlying affiliated funds” in the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

For the six months ended June 30, 2014, purchases and sales of investments, other than purchased option transactions and short-term obligations, aggregated $130,060,773 and $179,213,358, respectively.

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 6/30/14		Year ended 12/31/13
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	204,137	$5,869,287	831,878	$20,972,321
Service Class	203,903	5,854,878	518,954	12,972,521
	408,040	$11,724,165	1,350,832	$33,944,842
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	104,279	$2,675,802
Service Class	—	—	57,371	1,460,677
	—	$—	161,650	$4,136,479
Shares reacquired
Initial Class	(1,304,543)	$(37,955,513)	(4,745,222)	$(119,670,066)
Service Class	(942,496)	(27,012,139)	(3,040,947)	(76,336,933)
	(2,247,039)	$(64,967,652)	(7,786,169)	$(196,006,999)
Net change
Initial Class	(1,100,406)	$(32,086,226)	(3,809,065)	$(96,021,943)
Service Class	(738,593)	(21,157,261)	(2,464,622)	(61,903,735)
	(1,838,999)	$(53,243,487)	(6,273,687)	$(157,925,678)

17

MFS Research Series

Notes to Financial Statements (unaudited) – continued

The fund is one of several mutual funds in which certain of the MFS funds-of-funds may invest. The MFS funds-of-funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Moderate Allocation Portfolio, the MFS Growth Allocation Portfolio, and the MFS Conservative Allocation Portfolio were the owners of record of approximately 24%, 8%, and 7%, respectively, of the value of outstanding voting shares of the fund.

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended June 30, 2014, the fund’s commitment fee and interest expense were $1,618 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

(7)	Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	575,033	65,209,626	(61,705,773)	4,078,886

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$1,952	$4,078,886

18

MFS Research Series

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “Commentary & Announcements” and “Market Outlooks” sections of mfs.com or by clicking on the fund’s name under “Variable Insurance Portfolios — VIT” in the “Products” section of mfs.com.

19

SEMIANNUAL REPORT

June 30, 2014

MFS® NEW DISCOVERY
SERIES

MFS® Variable Insurance Trust

VND-SEM

MFS® NEW DISCOVERY SERIES

The report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK OR CREDIT UNION GUARANTEE • NOT A DEPOSIT • NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS New Discovery Series

LETTER FROM THE CHAIRMAN AND CEO

Dear Contract Owners:

After the U.S. economy contracted sharply early this year — with activity curtailed by severe winter weather, a decline in exports and an inventory stockpile — indicators have consistently shown that the U.S. economy likely regained momentum in the second quarter. The labor market is more robust, manufacturing is strong and retail sales have improved along with consumer confidence.

Although Europe emerged from recession last year, the pace of growth in the region has been slow, with persistently high unemployment and very low inflation that points to the risk of deflation. Asia remains vulnerable but also shows signs of recovery. China’s economic growth has slowed somewhat, and Japan’s economic turnaround remains a work in progress. Emerging markets have been more turbulent over the past 12 months.

Despite this economic uncertainty, and the growing likelihood of interest rate increases that has heightened bond risks, global financial markets have been relatively stable thus far in 2014.

As always at MFS®, active risk management is integral to how we manage your investments. We use a collaborative process, sharing insights across asset classes, regions and economic sectors. Our global team of investment professionals takes a multidisciplined, long-term, diversified investment approach.

We understand that these are challenging economic times. We believe that we can serve you best by applying proven principles, such as asset allocation and diversification, over the long term. We are confident that this approach can serve you well as you work with your financial advisors to reach your goals in the years ahead.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management

August 15, 2014

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

1

MFS New Discovery Series

PORTFOLIO COMPOSITION

Portfolio structure (i)

Top ten holdings (i)
Constant Contact, Inc.	2.1%
Atwood Oceanics, Inc.	1.7%
HomeAway, Inc.	1.6%
Swift Transportation Co.	1.6%
SciQuest, Inc.	1.5%
Peabody Energy Corp.	1.4%
Dunkin Brands Group, Inc.	1.4%
CoStar Group, Inc.	1.4%
Bright Horizons Family Solutions, Inc.	1.4%
Urban Outfitters, Inc.	1.4%

Equity sectors (i)
Technology	23.1%
Special Products & Services	14.8%
Health Care	13.0%
Energy	10.3%
Industrial Goods & Services	8.8%
Leisure	6.9%
Retailing	6.3%
Basic Materials	6.3%
Transportation	3.9%
Consumer Staples	2.3%
Financial Services	1.4%
Autos & Housing	1.0%
Utilities & Communications	0.5%

(i)	For purposes of this presentation, the components include the value of securities, less any securities sold short, and reflect the impact of the equivalent exposure of derivative positions. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value.

Cash & Other can include cash, other assets less liabilities, offsets to derivative positions, and short-term securities.

Percentages are based on net assets as of 6/30/14.

The portfolio is actively managed and current holdings may be different.

2

MFS New Discovery Series

EXPENSE TABLE

Fund Expenses Borne by the Contract Holders During the Period,

January 1, 2014 through June 30, 2014

As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2014 through June 30, 2014.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the fund’s ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/14	Ending Account Value 6/30/14	Expenses Paid During Period (p) 1/01/14-6/30/14
Initial Class	Actual	0.96%	$1,000.00	$984.14	$4.72
	Hypothetical (h)	0.96%	$1,000.00	$1,020.03	$4.81
Service Class	Actual	1.21%	$1,000.00	$982.87	$5.95
	Hypothetical (h)	1.21%	$1,000.00	$1,018.79	$6.06

(h)	5% class return per year before expenses.

(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Notes to Expense Table

Changes to the fund’s fee arrangements will occur during the fund’s current fiscal year. Had these fee changes been in effect during the six month period, the annualized expense ratios, the actual expenses paid during the period and the hypothetical expenses paid during the period would have been approximately 0.94%, $4.62 and $4.71 for Initial Class and 1.19%, $5.85 and $5.96 for Service Class. For further information about the fund’s fee arrangements and changes to those fee arrangements, please see Note 3 in the Notes to Financial Statements.

3

MFS New Discovery Series

PORTFOLIO OF INVESTMENTS – 6/30/14 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 98.5%
Aerospace – 0.9%
FLIR Systems, Inc.	228,814	$7,946,707

Biotechnology – 0.4%
MiMedx Group, Inc. (a)	515,573	$3,655,413

Broadcasting – 1.5%
Live Nation, Inc. (a)	163,653	$4,040,593
RetailMeNot, Inc. (a)	338,291	9,001,924

		$13,042,517

Brokerage & Asset Managers – 0.8%
FXCM, Inc., “A”	332,246	$4,970,400
LPL Financial Holdings, Inc.	38,425	1,911,260

		$6,881,660

Business Services – 9.6%
Borderfree, Inc. (a)	272,991	$4,523,461
Bright Horizons Family Solutions, Inc. (a)	277,730	11,925,726
Concur Technologies, Inc. (a)	120,457	11,243,456
Constant Contact, Inc. (a)	560,434	17,995,536
CoStar Group, Inc. (a)	75,714	11,975,683
Paylocity Holding Corp. (a)	109,248	2,363,034
Performant Financial Corp. (a)	493,393	4,983,269
Ultimate Software Group, Inc. (a)	83,240	11,501,271
Xoom Corp. (a)	249,913	6,587,707

		$83,099,143

Chemicals – 0.3%
Marrone Bio Innovations, Inc. (a)(l)	222,641	$2,587,088

Computer Software – 2.2%
CommVault Systems, Inc. (a)	127,926	$6,290,121
Qlik Technologies, Inc. (a)	279,353	6,318,965
SolarWinds, Inc. (a)	168,924	6,530,602

		$19,139,688

Computer Software – Systems – 10.1%
Benefitfocus, Inc. (a)	72,509	$3,351,366
Cvent, Inc. (a)	374,906	10,906,016
Demandware, Inc. (a)	128,064	8,883,800
E2open, Inc. (a)	373,989	7,730,353
Exa Corp. (a)	192,867	2,171,682
Fleetmatics Group PLC (a)	285,963	9,248,043
Model N, Inc. (a)	665,103	7,349,388
PROS Holdings, Inc. (a)	205,962	5,445,635
SciQuest, Inc. (a)	730,487	12,922,315
ServiceNow, Inc. (a)	134,521	8,334,921
SS&C Technologies Holdings, Inc. (a)	99,837	4,414,792
Tableau Software, Inc., “A” (a)	31,287	2,231,702
Varonis Systems, Inc. (a)	87,268	2,531,645
Workday, Inc. (a)	25,691	2,308,593

		$87,830,251

Construction – 1.0%
Eagle Materials, Inc.	88,864	$8,378,098

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Consumer Services – 4.9%
Diamond Resorts International, Inc. (a)	185,445	$4,315,305
HomeAway, Inc. (a)	401,998	13,997,570
MakeMyTrip Ltd. (a)	192,689	6,769,165
Nord Anglia Education, Inc. (a)	435,810	7,975,323
TripAdvisor, Inc. (a)	85,604	9,301,731

		$42,359,094

Electrical Equipment – 1.4%
MSC Industrial Direct Co., Inc., “A”	55,965	$5,352,493
Sensata Technologies Holding B.V. (a)	151,728	7,097,836

		$12,450,329

Electronics – 2.2%
Rubicon Technology, Inc. (a)	598,953	$5,240,839
Silicon Laboratories, Inc. (a)	130,483	6,426,288
Stratasys Ltd. (a)	69,394	7,885,240

		$19,552,367

Energy – Independent – 7.1%
Alpha Natural Resources, Inc. (a)	732,187	$2,716,414
Cabot Oil & Gas Corp.	233,388	7,967,866
CONSOL Energy, Inc.	171,500	7,901,005
Foresight Energy LP (a)	288,049	5,847,395
Memorial Resource Development Corp. (a)	273,721	6,667,844
Peabody Energy Corp.	766,016	12,524,362
Range Resources Corp.	77,190	6,711,671
Rice Energy, Inc. (a)	283,378	8,628,860
Walter Energy, Inc. (l)	424,086	2,311,269

		$61,276,686

Engineering – Construction – 0.8%
Team, Inc. (a)	175,343	$7,192,570

Entertainment – 0.2%
DHX Media Ltd.	252,082	$1,585,184

Food & Beverages – 2.3%
Annie’s, Inc. (a)	235,812	$7,975,162
Flowers Foods, Inc.	251,299	5,297,383
Keurig Green Mountain, Inc.	51,457	6,412,057

		$19,684,602

Food & Drug Stores – 1.1%
Brazil Pharma S.A. (a)	2,878,885	$4,807,914
Fairway Group Holdings Corp. (a)	745,211	4,955,653

		$9,763,567

Gaming & Lodging – 0.7%
Norwegian Cruise Line Holdings Ltd. (a)	179,680	$5,695,856

General Merchandise – 1.1%
Five Below, Inc. (a)	231,924	$9,256,087

Internet – 8.2%
ChannelAdvisor Corp. (a)	220,256	$5,805,948
Dealertrack Holdings, Inc. (a)	188,437	8,543,734

4

MFS New Discovery Series

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Internet – continued
GrubHub, Inc. (a)	193,362	$6,846,948
LinkedIn Corp., “A” (a)	38,337	6,573,645
Millennial Media, Inc. (a)(l)	1,065,411	5,316,401
Pandora Media, Inc. (a)	224,776	6,630,892
Shutterfly, Inc. (a)	145,474	6,264,110
Shutterstock, Inc. (a)	112,624	9,345,540
Trulia, Inc. (a)	143,933	6,819,546
Yelp, Inc. (a)	118,927	9,119,322

		$71,266,086

Machinery & Tools – 5.6%
Allison Transmission Holdings, Inc.	225,739	$7,020,483
IPG Photonics Corp. (a)	155,029	10,665,995
Joy Global, Inc.	116,341	7,164,279
Nordson Corp.	49,546	3,973,094
Polypore International, Inc. (a)	139,477	6,657,237
Proto Labs, Inc. (a)	101,497	8,314,634
WABCO Holdings, Inc. (a)	49,106	5,245,503

		$49,041,225

Medical & Health Technology & Services – 4.7%
Advisory Board Co. (a)	157,768	$8,172,382
Brookdale Senior Living, Inc. (a)	193,079	6,437,254
Capital Senior Living Corp. (a)	403,241	9,613,265
Healthcare Services Group, Inc.	246,940	7,269,914
HealthStream, Inc. (a)	390,122	9,479,965

		$40,972,780

Medical Equipment – 5.8%
Align Technology, Inc. (a)	114,715	$6,428,629
Cardiovascular Systems, Inc. (a)	248,129	7,731,700
Cepheid, Inc. (a)	143,580	6,883,225
DexCom, Inc. (a)	182,151	7,224,109
Endologix, Inc. (a)	410,818	6,248,542
GenMark Diagnostics, Inc. (a)	509,185	6,889,273
Novadaq Technologies, Inc. (a)	196,072	3,231,267
TearLab Corp. (a)(l)	961,600	4,682,992
Uroplasty, Inc. (a)	546,718	1,465,204

		$50,784,941

Metals & Mining – 5.3%
Century Aluminum Co. (a)	555,612	$8,711,996
Globe Specialty Metals, Inc.	397,707	8,264,351
GrafTech International Ltd. (a)	914,351	9,564,111
Horsehead Holding Corp. (a)	407,780	7,446,063
Iluka Resources Ltd.	1,106,418	8,482,000
Molycorp, Inc. (a)(l)	1,269,778	3,263,329

		$45,731,850

Natural Gas – Pipeline – 0.5%
StealthGas, Inc. (a)	384,596	$4,269,016

Network & Telecom – 0.3%
Palo Alto Networks, Inc. (a)	28,791	$2,414,125

Oil Services – 3.3%
Atwood Oceanics, Inc. (a)	275,553	$14,461,021

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Oil Services – continued
Dresser-Rand Group, Inc. (a)	82,343	$5,247,719
Frank’s International N.V.	356,192	8,762,323

		$28,471,063

Other Banks & Diversified Financials – 0.6%
Air Lease Corp.	88,866	$3,428,450
First Republic Bank	37,665	2,071,198

		$5,499,648

Pharmaceuticals – 2.0%
Aratana Therapeutics, Inc. (a)	212,273	$3,313,582
Kythera Biopharmaceuticals, Inc. (a)	188,970	7,250,779
MediWound Ltd. (a)	171,382	1,950,327
TherapeuticsMD, Inc. (a)	1,057,563	4,674,428

		$17,189,116

Railroad & Shipping – 2.3%
Diana Shipping, Inc. (a)	1,031,185	$11,229,605
Navios Maritime Holdings, Inc.	834,809	8,448,267

		$19,677,872

Restaurants – 4.6%
Arcos Dorados Holdings, Inc.	884,993	$9,911,922
BJ’s Restaurants, Inc. (a)	68,945	2,406,870
Chuy’s Holdings, Inc. (a)	139,367	5,059,022
Dunkin Brands Group, Inc.	272,064	12,463,252
Noodles & Co. (a)	145,416	5,000,856
Zoe’s Kitchen, Inc. (a)	152,425	5,240,372

		$40,082,294

Special Products & Services – 0.3%
WL Ross Holding Corp. (a)	272,365	$2,805,360

Specialty Chemicals – 0.7%
Rockwood Holdings, Inc.	82,988	$6,306,258

Specialty Stores – 4.1%
Burlington Stores, Inc. (a)	202,539	$6,452,893
Citi Trends, Inc. (a)	469,877	10,083,560
Tile Shop Holdings, Inc. (a)(l)	473,467	7,239,310
Urban Outfitters, Inc. (a)	348,528	11,801,158

		$35,576,921

Trucking – 1.6%
Swift Transportation Co. (a)	551,908	$13,924,639

Total Common Stocks (Identified Cost, $737,612,954)		$855,390,101

	Strike Price		First Exercise

WARRANTS – 0.0%
Food & Drug Stores – 0.0%
Brasil Pharma SA (0.416 shares for 1 warrant) (Identified Cost, $0) (a)	BRL	5.50	6/25/14	291,692	$67,329

5

MFS New Discovery Series

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

MONEY MARKET FUNDS – 2.0%
MFS Institutional Money Market Portfolio, 0.08%, at Cost and Net Asset Value (v)	17,402,514	$17,402,514

COLLATERAL FOR SECURITIES LOANED – 0.7%
Navigator Securities Lending Prime Portfolio, 0.14%, at Cost and Net Asset Value (j)	6,056,248	$6,056,248

Total Investments (Identified Cost, $761,071,716)		$878,916,192

OTHER ASSETS, LESS LIABILITIES – (1.2)%		(10,736,590)

Net Assets – 100.0%		$868,179,602

(a)	Non-income producing security.

(j)	The rate quoted is the annualized seven-day yield of the fund at period end.

(l)	A portion of this security is on loan.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

PLC	Public Limited Company

See Notes to Financial Statements

6

MFS New Discovery Series

FINANCIAL STATEMENTS  |  STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

At 6/30/14
Assets
Investments –
Non-affiliated issuers, at value (identified cost, $743,669,202)	$861,513,678
Underlying affiliated funds, at cost and value	17,402,514
Total investments, at value, including $5,792,282 of securities on loan (identified cost, $761,071,716)	$878,916,192
Receivables for
Investments sold	4,385,279
Fund shares sold	7,363,138
Interest and dividends	153,666
Other assets	2,713
Total assets		$890,820,988
Liabilities
Payable to custodian	$420
Payables for
Investments purchased	15,398,132
Fund shares reacquired	927,171
Collateral for securities loaned, at value	6,056,248
Payable to affiliates
Investment adviser	82,172
Shareholder servicing costs	1,659
Distribution and/or service fees	13,317
Payable for independent Trustees’ compensation	10
Accrued expenses and other liabilities	162,257
Total liabilities		$22,641,386
Net assets		$868,179,602
Net assets consist of
Paid-in capital	$513,255,963
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	117,844,447
Accumulated net realized gain (loss) on investments and foreign currency	240,049,047
Accumulated net investment loss	(2,969,855)
Net assets		$868,179,602
Shares of beneficial interest outstanding		41,137,844

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$372,023,328	17,125,774	$21.72
Service Class	496,156,274	24,012,070	20.66

See Notes to Financial Statements

7

MFS New Discovery Series

FINANCIAL STATEMENTS  |  STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Six months ended 6/30/14
Net investment loss
Income
Dividends	$1,556,431
Income on securities loaned	372,108
Dividends from underlying affiliated funds	1,296
Foreign taxes withheld	(20,919)
Total investment income		$1,908,916
Expenses
Management fee	$3,984,588
Distribution and/or service fees	634,879
Shareholder servicing costs	34,679
Administrative services fee	57,194
Independent Trustees’ compensation	11,492
Custodian fee	59,635
Shareholder communications	62,458
Audit and tax fees	31,244
Legal fees	4,630
Miscellaneous	14,954
Total expenses		$4,895,753
Fees paid indirectly	(37)
Reduction of expenses by investment adviser	(16,845)
Net expenses		$4,878,871
Net investment loss		$(2,969,955)
Realized and unrealized gain (loss) on investments and foreign currency
Realized gain (loss) (identified cost basis)
Investments	$62,243,061
Foreign currency	46,033
Net realized gain (loss) on investments and foreign currency		$62,289,094
Change in unrealized appreciation (depreciation)
Investments	$(83,260,939)
Translation of assets and liabilities in foreign currencies	(319)
Net unrealized gain (loss) on investments and foreign currency translation		$(83,261,258)
Net realized and unrealized gain (loss) on investments and foreign currency		$(20,972,164)
Change in net assets from operations		$(23,942,119)

See Notes to Financial Statements

8

MFS New Discovery Series

FINANCIAL STATEMENTS  |  STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 6/30/14 (unaudited )	Year ended 12/31/13
Change in net assets
From operations
Net investment loss	$(2,969,955)	$(5,254,098)
Net realized gain (loss) on investments and foreign currency	62,289,094	194,642,704
Net unrealized gain (loss) on investments and foreign currency translation	(83,261,258)	123,453,027
Change in net assets from operations	$(23,942,119)	$312,841,633
Distributions declared to shareholders
From net realized gain on investments	$—	$(7,635,845)
Change in net assets from fund share transactions	$(110,927,585)	$(90,487,438)
Total change in net assets	$(134,869,704)	$214,718,350
Net assets
At beginning of period	1,003,049,306	788,330,956
At end of period (including accumulated net investment loss of $2,969,855 and undistributed net investment income of $100, respectively)	$868,179,602	$1,003,049,306

See Notes to Financial Statements

9

MFS New Discovery Series

FINANCIAL STATEMENTS  |  FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Initial Class	Six months ended 6/30/14		Years ended 12/31
			2013	2012	2011	2010	2009
	(unaudited)
Net asset value, beginning of period	$22.07		$15.72	$14.29	$18.31	$13.43	$8.23
Income (loss) from investment operations
Net investment loss (d)	$(0.05)		$(0.08)	$(0.05)	$(0.10)	$(0.08)	$(0.06)
Net realized and unrealized gain (loss) on investments and foreign currency	(0.30)		6.59	3.00	(1.70)	4.96	5.26
Total from investment operations	$(0.35)		$6.51	$2.95	$(1.80)	$4.88	$5.20
Less distributions declared to shareholders
From net realized gain on investments	$—		$(0.16)	$(1.52)	$(2.22)	$—	$—
Net asset value, end of period (x)	$21.72		$22.07	$15.72	$14.29	$18.31	$13.43
Total return (%) (k)(r)(s)(x)	(1.59	)(n)	41.52	21.22	(10.27)	36.34	63.18
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.96	(a)	0.96	0.97	0.98	1.01	1.03
Expenses after expense reductions (f)	0.96	(a)	0.96	0.97	0.98	1.01	1.03
Net investment loss	(0.53	)(a)	(0.44)	(0.29)	(0.56)	(0.54)	(0.57)
Portfolio turnover	52	(n)	104	122	177	195	158
Net assets at end of period (000 omitted)	$372,023		$424,432	$395,107	$363,412	$499,020	$423,042

Service Class	Six months ended 6/30/14		Years ended 12/31
			2013	2012	2011	2010	2009
	(unaudited)
Net asset value, beginning of period	$21.02		$15.01	$13.74	$17.74	$13.05	$8.01
Income (loss) from investment operations
Net investment loss (d)	$(0.08)		$(0.12)	$(0.08)	$(0.14)	$(0.11)	$(0.08)
Net realized and unrealized gain (loss) on investments and foreign currency	(0.28)		6.29	2.87	(1.64)	4.80	5.12
Total from investment operations	$(0.36)		$6.17	$2.79	$(1.78)	$4.69	$5.04
Less distributions declared to shareholders
From net realized gain on investments	$—		$(0.16)	$(1.52)	$(2.22)	$—	$—
Net asset value, end of period (x)	$20.66		$21.02	$15.01	$13.74	$17.74	$13.05
Total return (%) (k)(r)(s)(x)	(1.71	)(n)	41.22	20.90	(10.49)	35.94	62.92
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.21	(a)	1.21	1.22	1.23	1.26	1.28
Expenses after expense reductions (f)	1.21	(a)	1.21	1.22	1.23	1.26	1.28
Net investment loss	(0.78	)(a)	(0.69)	(0.53)	(0.80)	(0.79)	(0.82)
Portfolio turnover	52	(n)	104	122	177	195	158
Net assets at end of period (000 omitted)	$496,156		$578,617	$393,224	$312,589	$324,557	$219,982

See Notes to Financial Statements

10

MFS New Discovery Series

Financial Highlights – continued

(a)	Annualized.

(d)	Per share data is based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(n)	Not annualized.

(r)	Certain expenses have been reduced without which performance would have been lower.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

(x)	The net asset values per share and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

11

MFS New Discovery Series

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1)	Business and Organization

MFS New Discovery Series (the fund) is a diversified series of MFS Variable Insurance Trust (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services – Investment Companies.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.

In June 2014, FASB issued Accounting Standards Update 2014-11, Transfers and Servicing (Topic 860) – Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (“ASU 2014-11”). ASU 2014-11 changes the accounting for repurchase-to-maturity transactions and enhances the required disclosures for repurchase agreements and other similar transactions. Although still evaluating the potential impacts of ASU 2014-11 to the fund, management expects that the impact of the fund’s adoption will be limited to additional financial statement disclosures which would first be effective for interim reporting periods beginning after March 15, 2015.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ

12

MFS New Discovery Series

Notes to Financial Statements (unaudited) – continued

depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2014 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$780,795,200	$—	$—	$780,795,200
Greece	23,946,887	—	—	23,946,887
Argentina	9,911,922	—	—	9,911,922
Australia	8,482,000	—	—	8,482,000
Hong Kong	7,975,323	—	—	7,975,323
Israel	7,885,240	—	—	7,885,240
India	6,769,165	—	—	6,769,165
Brazil	4,807,914	—	67,329	4,875,243
Canada	4,816,450	—	—	4,816,450
Mutual Funds	23,458,762	—	—	23,458,762
Total Investments	$878,848,863	$—	$67,329	$878,916,192

For further information regarding security characteristics, see the Portfolio of Investments.

The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period. The table presents the activity of level 3 securities held at the beginning and the end of the period.

Equity Securities
Balance as of 12/31/13	$—
Corporate Action	67,329
Balance as of 6/30/14	$67,329

The net change in unrealized appreciation (depreciation) from investments held as level 3 at June 30, 2014 is $0.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Security Loans – Under its Securities Lending Agency Agreement with the fund, State Street Bank and Trust Company (“State Street”), as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund or short-term securities. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. State Street provides the fund with indemnification against Borrower default. In the event of Borrower default, State Street will for the benefit of the fund either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, State Street assumes the fund’s rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, State Street is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. At period end, the fund had investment securities on loan with a fair value of $5,792,282 and a related liability of $6,056,248 for cash collateral received on securities

13

MFS New Discovery Series

Notes to Financial Statements (unaudited) – continued

loaned, both of which are presented gross on the Statement of Assets and Liabilities. The collateral received on securities loaned exceeded the value of securities on loan at period end. The liability for cash collateral for securities loaned is carried at fair value, which is categorized as level 2 within the fair value hierarchy. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended June 30, 2014, is shown as a reduction of total expenses in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the Fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to net operating losses and wash sale loss deferrals.

The tax character of distributions declared to shareholders for the last fiscal year is as follows:

12/31/13
Ordinary income (including any short-term capital gains)	$7,635,845

14

MFS New Discovery Series

Notes to Financial Statements (unaudited) – continued

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 6/30/14
Cost of investments	$776,876,778
Gross appreciation	145,117,508
Gross depreciation	(43,078,094)
Net unrealized appreciation (depreciation)	$102,039,414

As of 12/31/13
Undistributed ordinary income	119,667,368
Undistributed long-term capital gain	73,897,647
Other temporary differences	390
Net unrealized appreciation (depreciation)	185,300,353

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net realized gain on investments
	Six months ended 6/30/14	Year ended 12/31/13
Initial Class	$—	$3,332,796
Service Class	—	4,303,049
Total	$—	$7,635,845

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates:

First $1 billion of average daily net assets	0.90%
Average daily net assets in excess of $1 billion	0.80%

MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended June 30, 2014, this management fee reduction amounted to $15,878, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended June 30, 2014 was equivalent to an annual effective rate of 0.90% of the fund’s average daily net assets.

Effective at the close of business on August 8, 2014, the investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, exclusive of interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total annual operating expenses do not exceed 0.94% of average daily net assets for the Initial Class shares and 1.19% of average daily net assets for the Service Class shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until July 31, 2016.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

15

MFS New Discovery Series

Notes to Financial Statements (unaudited) – continued

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2014, the fee was $33,230, which equated to 0.0075% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2014, these costs amounted to $1,449.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended June 30, 2014 was equivalent to an annual effective rate of 0.0129% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. The ICCO is an officer of the funds and the sole member of Tarantino LLC. Prior to June 1, 2014, Robyn L. Griffin served as the Assistant ICCO and was an officer of the funds. Ms. Griffin is the sole member of Griffin Compliance LLC. Effective May 31, 2014, Ms. Griffin resigned as Assistant ICCO and the service agreement between the funds and Griffin Compliance LLC was terminated. For the six months ended June 30, 2014, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $1,771 and are included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $967, which is included in the reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. Income earned on this investment is included in “Dividends from underlying affiliated funds” in the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

For the six months ended June 30, 2014, purchases and sales of investments, other than in-kind transactions and short-term obligations, aggregated $469,164,520 and $570,064,674, respectively.

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 6/30/14		Year ended 12/31/13
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	722,744	$15,172,108	2,748,046	$50,534,494
Service Class	4,453,544	89,231,476	7,289,007	129,448,987
	5,176,288	$104,403,584	10,037,053	$179,983,481
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	170,301	$3,332,796
Service Class	—	—	230,726	4,303,049
	—	$—	401,027	$7,635,845
Shares reacquired
Initial Class	(2,828,414)	$(59,510,196)	(8,824,446)	$(166,822,453)
Service Class	(7,970,174)	(155,820,973)	(6,183,909)	(111,284,311)
	(10,798,588)	$(215,331,169)	(15,008,355)	$(278,106,764)
Net change
Initial Class	(2,105,670)	$(44,338,088)	(5,906,099)	$(112,955,163)
Service Class	(3,516,630)	(66,589,497)	1,335,824	22,467,725
	(5,622,300)	$(110,927,585)	(4,570,275)	$(90,487,438)

16

MFS New Discovery Series

Notes to Financial Statements (unaudited) – continued

The fund is one of several mutual funds in which certain of the MFS funds-of-funds may invest. The MFS funds-of-funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Moderate Allocation Portfolio, the MFS Conservative Allocation Portfolio, and the MFS Growth Allocation Portfolio were the owners of record of approximately 4%, 1%, and 1%, respectively, of the value of outstanding voting shares of the fund.

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended June 30, 2014, the fund’s commitment fee and interest expense were $2,027 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

(7)	Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Insitutional Money Market Portfolio	670,255	115,348,635	(98,616,376)	17,402,514

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Insitutional Money Market Portfolio	$—	$—	$1,296	$17,402,514

(8)	Redemptions In-Kind

On May 1, 2014, the fund recorded redemption proceeds for a distribution in-kind of portfolio securities and cash that were valued at $22,962,257. The redeeming shareholder generally receives a pro rata share of the securities held by the fund. The distribution of such securities generated a realized gain of $5,228,304 for the fund.

17

MFS New Discovery Series

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “Commentary & Announcements” and “Market Outlooks” sections of mfs.com or by clicking on the fund’s name under “Variable Insurance Portfolios — VIT” in the “Products” section of mfs.com.

18

SEMIANNUAL REPORT

June 30, 2014

MFS® UTILITIES SERIES

MFS® Variable Insurance Trust

VUF-SEM

MFS® UTILITIES SERIES

The report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK OR CREDIT UNION GUARANTEE • NOT A DEPOSIT • NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS Utilities Series

LETTER FROM THE CHAIRMAN AND CEO

Dear Contract Owners:

After the U.S. economy contracted sharply early this year — with activity curtailed by severe winter weather, a decline in exports and an inventory stockpile — indicators have consistently shown that the U.S. economy likely regained momentum in the second quarter. The labor market is more robust, manufacturing is strong and retail sales have improved along with consumer confidence.

Although Europe emerged from recession last year, the pace of growth in the region has been slow, with persistently high unemployment and very low inflation that points to the risk of deflation. Asia remains vulnerable but also shows signs of recovery. China’s economic growth has slowed somewhat, and Japan’s economic turnaround remains a work in progress. Emerging markets have been more turbulent over the past 12 months.

Despite this economic uncertainty, and the growing likelihood of interest rate increases that has heightened bond risks, global financial markets have been relatively stable thus far in 2014.

As always at MFS®, active risk management is integral to how we manage your investments. We use a collaborative process, sharing insights across asset classes, regions and economic sectors. Our global team of investment professionals takes a multidisciplined, long-term, diversified investment approach.

We understand that these are challenging economic times. We believe that we can serve you best by applying proven principles, such as asset allocation and diversification, over the long term. We are confident that this approach can serve you well as you work with your financial advisors to reach your goals in the years ahead.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management

August 15, 2014

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

1

MFS Utilities Series

PORTFOLIO COMPOSITION

Portfolio structure (i)

Top ten holdings (i)
NRG Energy, Inc.	3.2%
PPL Corp.	3.0%
Comcast Corp., “Special A”	3.0%
Williams Cos., Inc.	2.8%
Calpine Corp.	2.6%
Energias de Portugal S.A.	2.6%
NextEra Energy, Inc.	2.5%
CMS Energy Corp.	2.4%
Kinder Morgan, Inc.	2.3%
Sempra Energy	2.2%

Top five industries (i)
Utilities-Electric Power	48.8%
Natural Gas-Pipeline	12.4%
Cable TV	8.3%
Telecommunications-Wireless	8.1%
Telephone Services	7.8%

Issuer country weightings (i)(x)
United States	69.2%
Portugal	4.5%
Brazil	4.2%
United Kingdom	3.4%
Spain	2.9%
Canada	2.3%
Russia	1.7%
Italy	1.7%
France	1.3%
Other Countries	8.8%

(i)	For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.
(x)	Represents the portfolio’s exposure to issuer countries as a percentage of a portfolio’s net assets. For purposes of this presentation, United States includes Cash & Other.

Where the fund holds convertible bonds, these are treated as part of the equity portion of the portfolio.

Cash & Other can include cash, other assets less liabilities, offsets to derivative positions, and short-term securities.

Percentages are based on net assets as of 6/30/14.

The portfolio is actively managed and current holdings may be different.

2

MFS Utilities Series

EXPENSE TABLE

Fund Expenses Borne by the Contract Holders During the Period,

January 1, 2014 through June 30, 2014

As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2014 through June 30, 2014.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the fund’s ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/14	Ending Account Value 6/30/14	Expenses Paid During Period (p) 1/01/14-6/30/14
Initial Class	Actual	0.79%	$1,000.00	$1,170.64	$4.25
	Hypothetical (h)	0.79%	$1,000.00	$1,020.88	$3.96
Service Class	Actual	1.04%	$1,000.00	$1,169.05	$5.59
	Hypothetical (h)	1.04%	$1,000.00	$1,019.64	$5.21

(h)	5% class return per year before expenses.

(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

3

MFS Utilities Series

PORTFOLIO OF INVESTMENTS – 6/30/14 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 94.3%
Broadcasting – 1.1%
Twenty-First Century Fox, Inc.	569,616	$20,022,002

Cable TV – 8.3%
Astro Malaysia Holdings Berhad	8,793,900	$9,612,765
Charter Communications, Inc., “A” (a)	92,132	14,591,866
Com Hem Holding AB (a)	385,850	3,638,160
Comcast Corp., “Special A”	988,900	52,738,037
Liberty Global PLC, “A” (a)	116,749	5,162,641
Liberty Global PLC, “C” (a)	523,747	22,159,736
Time Warner Cable, Inc.	170,498	25,114,356
Ziggo N.V.	306,842	14,188,764

		$147,206,325

Energy – Independent – 4.5%
Access Midstream Partners LP	47,605	$3,025,298
Anadarko Petroleum Corp.	133,940	14,662,412
Antero Resources Corp. (a)	99,920	6,557,750
Enable Midstream Partners LP (a)	84,080	2,202,055
Energen Corp.	170,676	15,169,683
EQT Corp.	182,435	19,502,302
Markwest Energy Partners LP (a)	79,080	5,660,547
Noble Energy, Inc.	74,667	5,783,706
Targa Resources Corp.	8,252	1,151,732
Western Gas Equity Partners LP	108,440	6,799,188

		$80,514,673

Internet – 0.2%
Iliad S.A.	9,333	$2,821,114

Natural Gas – Distribution – 7.2%
AGL Energy Ltd.	322,780	$4,711,575
China Resources Gas Group Ltd.	3,394,000	10,685,074
Gas Natural SDG S.A.	334,225	10,555,798
GDF SUEZ	766,831	21,110,690
Infraestructura Energetica Nova, S.A. de C.V	692,000	3,839,377
NiSource, Inc.	154,816	6,090,462
Questar Corp.	150,400	3,729,920
Sempra Energy	364,085	38,123,340
Snam Rete Gas S.p.A.	1,853,150	11,165,083
Spectra Energy Corp.	419,791	17,832,722

		$127,844,041

Natural Gas – Pipeline – 12.4%
APA Group	919,654	$5,974,921
Cheniere Energy, Inc. (a)	154,937	11,108,983
DCP Midstream Partners LP	30,010	1,710,570
El Paso Pipeline Partners LP	24,875	901,221
Enagas S.A.	614,462	19,772,500
Enbridge, Inc.	357,440	16,960,018
Energy Transfer Equity LP	16,182	953,767
Kinder Morgan, Inc.	1,112,406	40,335,842
ONEOK Partners LP	160,435	9,401,491
ONEOK, Inc.	402,094	27,374,560

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Natural Gas – Pipeline – continued
Plains All American Pipeline LP	60,650	$3,642,033
Plains GP Holdings LP	138,751	4,438,645
SemGroup Corp., “A”	67,422	5,316,225
TransCanada Corp. (l)	204,714	9,770,942
Williams Cos., Inc.	843,549	49,102,987
Williams Partners LP	231,340	12,559,449

		$219,324,154

Telecommunications – Wireless – 7.1%
American Tower Corp., REIT	343,229	$30,883,745
Cellcom Israel Ltd.	509,693	6,162,188
Idea Cellular Ltd.	730,720	1,609,176
KDDI Corp.	118,200	7,209,494
MegaFon OAO, GDR (a)	304,074	9,578,331
Mobile TeleSystems OJSC	199,160	1,770,370
Mobile TeleSystems OJSC, ADR	958,113	18,913,151
SBA Communications Corp. (a)	136,228	13,936,124
TIM Participacoes S.A., ADR	299,825	8,703,920
Turkcell Iletisim Hizmetleri A.S. (a)	1,830,670	11,449,248
Vodafone Group PLC	4,429,274	14,781,504

		$124,997,251

Telephone Services – 7.8%
Altice S.A. (a)	139,249	$9,701,478
Bezeq – The Israel Telecommunication Corp. Ltd.	9,252,071	17,336,680
CenturyLink, Inc.	255,633	9,253,915
Hellenic Telecommunications Organization S.A. (a)	619,199	9,156,989
Oi S.A.	3,822,222	3,598,199
Oi S.A., IPS	12,540,480	11,067,633
PT Telekomunikasi Indonesia	8,725,500	1,814,286
PT XL Axiata Tbk	10,946,000	4,708,950
Quebecor, Inc., “B”	381,780	9,238,142
TDC A.S.	1,193,700	12,353,875
Telecom Italia S.p.A. (a)	684,503	866,993
Telecom Italia S.p.A. – Savings Shares	15,519,027	15,332,025
Verizon Communications, Inc.	571,216	27,949,599
Windstream Holdings, Inc.	530,622	5,284,995

		$137,663,759

Utilities – Electric Power – 45.7%
Abengoa Yield PLC (a)	186,960	$7,070,827
AES Corp.	2,037,804	31,687,852
Aksa Enerji Uretim A.S. (a)	4,294,585	5,675,842
ALLETE, Inc.	227,042	11,658,607
Alliant Energy Corp.	88,449	5,383,006
Ameren Corp.	59,600	2,436,448
American Electric Power Co., Inc.	607,193	33,863,154
Calpine Corp. (a)	1,943,393	46,272,187
Canadian Utilities Ltd.	112,220	4,206,738
CenterPoint Energy, Inc.	69,467	1,774,187
Cheung Kong Infrastructure Holdings Ltd.	1,614,000	11,130,819

4

MFS Utilities Series

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Utilities – Electric Power – continued
China Longyuan Power Group	4,554,000	$4,941,569
CMS Energy Corp.	1,372,658	42,758,297
Companhia Energetica de Minas Gerais, IPS	1	4
Companhia Paranaense de Energia, ADR (l)	285,547	4,371,725
Companhia Paranaense de Energia, IPS	889,600	13,640,936
Covanta Holding Corp.	251,190	5,177,026
CPFL Energia S.A.	904,615	8,323,522
Dominion Resources, Inc.	310,940	22,238,429
Drax Group	1,035,327	11,348,753
DTE Energy Co.	325,464	25,343,882
Duke Energy Corp.	120,785	8,961,039
Dynegy, Inc. (a)	31,000	1,078,800
Edison International	522,020	30,334,582
EDP Renovaveis S.A.	4,436,276	33,033,642
ENEL Green Power International B.V.	647,112	1,832,435
Enel S.p.A. (l)	154,810	901,769
Energias de Portugal S.A.	9,221,545	46,265,563
Energias do Brasil S.A.	3,244,900	15,934,449
Equatorial Energia S.A.	85,675	974,822
Exelon Corp.	974,721	35,557,822
Iberdrola S.A.	708,933	5,419,653
Infinis Energy PLC (a)	1,004,563	3,952,461
ITC Holdings Corp.	275,598	10,053,815
Light S.A.	707,869	6,907,289
NextEra Energy Partners LP (a)	41,300	1,383,963
NextEra Energy, Inc.	431,384	44,208,232
Northeast Utilities	558,376	26,394,434
NRG Energy, Inc.	1,511,326	56,221,327
NRG Yield, Inc.	61,000	3,175,050
OGE Energy Corp.	618,322	24,164,024
Pattern Energy Group, Inc.	73,880	2,446,167
Pinnacle West Capital Corp.	263,188	15,222,794
Portland General Electric Co.	234,298	8,123,112
PPL Corp.	1,506,600	53,529,498
Public Service Enterprise Group, Inc.	819,007	33,407,296
Red Electrica de Espana	174,870	15,995,229
SSE PLC	748,785	20,080,643
Tractebel Energia S.A.	107,600	1,607,060
Westar Energy, Inc.	74,410	2,841,718
Wisconsin Energy Corp.	19,287	904,946

		$810,217,444

Total Common Stocks (Identified Cost, $1,286,497,283)		$1,670,610,763

Issuer	Shares/Par	Value ($)

CONVERTIBLE PREFERRED STOCKS – 3.2%
Telecommunications – Wireless – 0.3%
American Tower Corp., “A”, 5.25%, 5.25% (a)	50,730	$5,397,672

Utilities – Electric Power – 2.9%
Dominion Resources, Inc., “A”, 6.125%	162,039	$9,341,548
Dominion Resources, Inc., “B”, 6%	196,982	11,428,896
Dominion Resources, Inc., 6.375% (a)	66,900	3,520,613
Exelon Corp., 6.5% (a)	246,024	13,272,158
NextEra Energy, Inc., 5.889%	213,820	13,896,162

		$51,459,377

Total Convertible Preferred Stocks (Identified Cost, $49,734,251)		$56,857,049

CONVERTIBLE BONDS – 0.7%
Telecommunications – Wireless – 0.7%
SBA Communications Corp., 4%, 10/01/14 (Identified Cost, $3,759,899)	$3,652,807	$12,223,205

BONDS – 0.1%
Asset-Backed & Securitized – 0.0%
Falcon Franchise Loan LLC, FRN, 11.588%, 1/05/23 (i)(z)	$31,594	$2,622

Utilities – Electric Power – 0.1%
Viridian Group FundCo II, Ltd., 11.125%, 4/01/17 (n)	$1,994,000	$2,188,415

Total Bonds (Identified Cost, $1,954,714)		$2,191,037

MONEY MARKET FUNDS – 1.6%
MFS Institutional Money Market Portfolio, 0.08%, at Cost and Net Asset Value (v)	27,479,309	$27,479,309

COLLATERAL FOR SECURITIES LOANED – 0.7%
Navigator Securities Lending Prime Portfolio, 0.14%, at Cost and Net Asset Value (j)	11,976,894	$11,976,894

Total Investments (Identified Cost, $1,381,402,350)		$1,781,338,257

OTHER ASSETS, LESS LIABILITIES – (0.6)%		(9,950,042)

Net Assets – 100.0%		$1,771,388,215

5

MFS Utilities Series

Portfolio of Investments (unaudited) – continued

(a)	Non-income producing security.

(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.

(j)	The rate quoted is the annualized seven-day yield of the fund at period end.

(l)	A portion of this security is on loan.

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $2,188,415, representing 0.1% of net assets.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Falcon Franchise Loan LLC, FRN, 11.588%, 1/05/23	1/18/02	$842	$2,622
% of Net Assets			0.0%

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt

FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.

GDR	Global Depositary Receipt

IPS	International Preference Stock

PLC	Public Limited Company

REIT	Real Estate Investment Trust

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

EUR	Euro

GBP	British Pound

Derivative Contracts at 6/30/14

Forward Foreign Currency Exchange Contracts at 6/30/14

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives
BUY	EUR	Barclays Bank PLC	505,250	7/11/14	$688,348	$691,863	$3,515
BUY	EUR	Credit Suisse Group	262,428	7/11/14	356,623	359,355	2,732
BUY	EUR	Deutsche Bank AG	590,744	7/11/14	799,603	808,934	9,331
BUY	EUR	UBS AG	2,222,493	7/11/14	3,026,402	3,043,363	16,961
SELL	EUR	Deutsche Bank AG	37,913,357	7/11/14	52,144,637	51,916,528	228,109
SELL	EUR	JPMorgan Chase Bank N.A.	4,561,000	7/11/14	6,319,585	6,245,590	73,995
SELL	EUR	UBS AG	16,651,486	7/11/14	22,894,250	22,801,657	92,593
BUY	GBP	Barclays Bank PLC	1,220,295	7/11/14	2,031,712	2,088,267	56,555
BUY	GBP	Credit Suisse Group	940,272	7/11/14	1,594,720	1,609,069	14,349
BUY	GBP	Deutsche Bank AG	301,852	7/11/14	506,908	516,552	9,644
BUY	GBP	UBS AG	341,402	7/11/14	574,572	584,234	9,662

							$517,446

Liability Derivatives
BUY	EUR	Citibank N.A.	1,421,935	7/11/14	$1,957,408	$1,947,122	$(10,286)
BUY	EUR	Credit Suisse Group	4,512,606	7/11/14	6,227,665	6,179,322	(48,343)
BUY	EUR	Deutsche Bank AG	1,539,141	7/11/14	2,133,679	2,107,618	(26,061)
BUY	EUR	JPMorgan Chase Bank N.A.	1,141,616	7/11/14	1,574,271	1,563,268	(11,003)
BUY	EUR	UBS AG	1,732,897	7/11/14	2,391,007	2,372,936	(18,071)

6

MFS Utilities Series

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts at 6/30/14 – continued

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Liability Derivatives – continued
SELL	EUR	Barclays Bank PLC	47,381,352	7/11/14-9/19/14	$64,135,957	$64,898,062	$(762,105)
SELL	EUR	Credit Suisse Group	1,295,483	7/11/14	1,753,745	1,773,965	(20,220)
SELL	EUR	Deutsche Bank AG	607,484	7/11/14	826,272	831,856	(5,584)
SELL	EUR	JPMorgan Chase Bank N.A.	1,530,229	7/11/14	2,074,563	2,095,414	(20,851)
SELL	EUR	UBS AG	534,504	7/11/14	728,100	731,922	(3,822)
SELL	GBP	Barclays Bank PLC	817,077	7/11/14	1,374,856	1,398,247	(23,391)
SELL	GBP	Credit Suisse Group	10,340,624	7/11/14	17,297,071	17,695,700	(398,629)
SELL	GBP	Deutsche Bank AG	163,795	7/11/14	273,127	280,299	(7,172)
SELL	GBP	Goldman Sachs International	599,104	7/11/14	999,892	1,025,235	(25,343)
SELL	GBP	JPMorgan Chase Bank N.A.	77,381	7/11/14	129,898	132,421	(2,523)
SELL	GBP	Merrill Lynch International Bank	10,340,623	7/11/14	17,298,415	17,695,700	(397,285)
SELL	GBP	UBS AG	933,797	7/11/14	1,566,686	1,597,988	(31,302)

							$(1,811,991)

At June 30, 2014, the fund had cash collateral of $310,000 to cover any commitments for certain derivative contracts. Cash collateral is comprised of “Restricted cash” in the Statement of Assets and Liabilities.

See Notes to Financial Statements

7

MFS Utilities Series

FINANCIAL STATEMENTS  |  STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

At 6/30/14
Assets
Investments –
Non-affiliated issuers, at value (identified cost, $1,353,923,041)	$1,753,858,948
Underlying affiliated funds, at cost and value	27,479,309
Total investments, at value, including $11,514,380 of securities on loan (identified cost, $1,381,402,350)	$1,781,338,257
Restricted cash	310,000
Foreign currency, at value (identified cost, $416,471)	417,762
Receivables for
Forward foreign currency exchange contracts	517,446
Investments sold	7,800,317
Fund shares sold	1,773,294
Interest and dividends	5,251,743
Other assets	4,247
Total assets		$1,797,413,066
Liabilities
Payables for
Forward foreign currency exchange contracts	$1,811,991
Investments purchased	11,256,396
Fund shares reacquired	535,027
Collateral for securities loaned, at value	11,976,894
Payable to affiliates
Investment adviser	135,556
Shareholder servicing costs	2,077
Distribution and/or service fees	31,512
Payable for independent Trustees’ compensation	10
Accrued expenses and other liabilities	275,388
Total liabilities		$26,024,851
Net assets		$1,771,388,215
Net assets consist of
Paid-in capital	$1,203,386,955
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	398,704,593
Accumulated net realized gain (loss) on investments and foreign currency	98,040,652
Undistributed net investment income	71,256,015
Net assets		$1,771,388,215
Shares of beneficial interest outstanding		47,909,142

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$613,654,609	16,443,256	$37.32
Service Class	1,157,733,606	31,465,886	36.79

See Notes to Financial Statements

8

MFS Utilities Series

FINANCIAL STATEMENTS  |  STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Six months ended 6/30/14
Net investment income
Income
Dividends	$39,826,338
Dividends from underlying affiliated funds	15,287
Income on securities loaned	56,166
Foreign taxes withheld	(903,443)
Total investment income		$38,994,348
Expenses
Management fee	$5,778,186
Distribution and/or service fees	1,288,643
Shareholder servicing costs	50,228
Administrative services fee	97,447
Independent Trustees’ compensation	16,059
Custodian fee	166,705
Shareholder communications	88,872
Audit and tax fees	27,638
Legal fees	7,340
Miscellaneous	19,504
Total expenses		$7,540,622
Fees paid indirectly	(45)
Reduction of expenses by investment adviser	(30,978)
Net expenses		$7,509,599
Net investment income		$31,484,749
Realized and unrealized gain (loss) on investments and foreign currency
Realized gain (loss) (identified cost basis)
Investments	$37,272,630
Foreign currency	(264,235)
Net realized gain (loss) on investments and foreign currency		$37,008,395
Change in unrealized appreciation (depreciation)
Investments	$186,963,118
Translation of assets and liabilities in foreign currencies	(516,098)
Net unrealized gain (loss) on investments and foreign currency translation		$186,447,020
Net realized and unrealized gain (loss) on investments and foreign currency		$223,455,415
Change in net assets from operations		$254,940,164

See Notes to Financial Statements

9

MFS Utilities Series

FINANCIAL STATEMENTS  |  STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 6/30/14 (unaudited	)	Year ended 12/31/13
Change in net assets
From operations
Net investment income	$31,484,749		$41,935,192
Net realized gain (loss) on investments and foreign currency	37,008,395		61,786,663
Net unrealized gain (loss) on investments and foreign currency translation	186,447,020		158,392,287
Change in net assets from operations	$254,940,164		$262,114,142
Distributions declared to shareholders
From net investment income	$—		$(31,581,445)
From net realized gain on investments	—		(27,011,737)
Total distributions declared to shareholders	$—		$(58,593,182)
Change in net assets from fund share transactions	$12,330,094		$(13,283,774)
Total change in net assets	$267,270,258		$190,237,186
Net assets
At beginning of period	1,504,117,957		1,313,880,771
At end of period (including undistributed net investment income of $71,256,015 and $39,771,266, respectively)	$1,771,388,215		$1,504,117,957

See Notes to Financial Statements

10

MFS Utilities Series

FINANCIAL STATEMENTS  |  FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Initial Class	Six months ended 6/30/14		Years ended 12/31
			2013	2012	2011	2010	2009
	(unaudited)
Net asset value, beginning of period	$31.88		$27.61	$26.08	$25.27	$22.92	$18.21
Income (loss) from investment operations
Net investment income (d)	$0.70		$0.94	$0.84	$0.97	$0.79	$0.80
Net realized and unrealized gain (loss) on investments and foreign currency	4.74		4.64	2.57	0.70	2.29	4.90
Total from investment operations	$5.44		$5.58	$3.41	$1.67	$3.08	$5.70
Less distributions declared to shareholders
From net investment income	$—		$(0.73)	$(1.88)	$(0.86)	$(0.73)	$(0.99)
From net realized gain on investments	—		(0.58)	—	—	—	—
Total distributions declared to shareholders	$—		$(1.31)	$(1.88)	$(0.86)	$(0.73)	$(0.99)
Net asset value, end of period (x)	$37.32		$31.88	$27.61	$26.08	$25.27	$22.92
Total return (%) (k)(r)(s)(x)	17.06	(n)	20.60	13.40	6.78	13.81	33.44
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.79	(a)	0.80	0.82	0.80	0.81	0.83
Expenses after expense reductions (f)	0.79	(a)	0.80	0.82	0.80	0.81	0.83
Net investment income	4.14	(a)	3.07	3.11	3.71	3.47	4.11
Portfolio turnover	22	(n)	50	51	53	56	70
Net assets at end of period (000 omitted)	$613,655		$525,386	$476,685	$532,447	$541,653	$564,822

Service Class	Six months ended 6/30/14		Years ended 12/31
			2013	2012	2011	2010	2009
	(unaudited)
Net asset value, beginning of period	$31.47		$27.27	$25.73	$24.95	$22.65	$17.98
Income (loss) from investment operations
Net investment income (d)	$0.65		$0.85	$0.71	$0.89	$0.73	$0.73
Net realized and unrealized gain (loss) on investments and foreign currency	4.67		4.58	2.59	0.70	2.25	4.86
Total from investment operations	$5.32		$5.43	$3.30	$1.59	$2.98	$5.59
Less distributions declared to shareholders
From net investment income	$—		$(0.65)	$(1.76)	$(0.81)	$(0.68)	$(0.92)
From net realized gain on investments	—		(0.58)	—	—	—	—
Total distributions declared to shareholders	$—		$(1.23)	$(1.76)	$(0.81)	$(0.68)	$(0.92)
Net asset value, end of period (x)	$36.79		$31.47	$27.27	$25.73	$24.95	$22.65
Total return (%) (k)(r)(s)(x)	16.90	(n)	20.30	13.13	6.51	13.51	33.09
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.04	(a)	1.05	1.07	1.05	1.06	1.08
Expenses after expense reductions (f)	1.04	(a)	1.05	1.07	1.05	1.06	1.07
Net investment income	3.89	(a)	2.82	2.66	3.45	3.23	3.83
Portfolio turnover	22	(n)	50	51	53	56	70
Net assets at end of period (000 omitted)	$1,157,734		$978,732	$837,196	$1,458,257	$1,335,305	$1,209,765
See Notes to Financial Statements

11

MFS Utilities Series

Financial Highlights – continued

(a)	Annualized.

(d)	Per share data is based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(n)	Not annualized.

(r)	Certain expenses have been reduced without which performance would have been lower.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

(x)	The net asset values per share and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

12

MFS Utilities Series

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1)	Business and Organization

MFS Utilities Series (the fund) is a diversified series of MFS Variable Insurance Trust (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services – Investment Companies.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests primarily in securities of issuers in the utility industry. Issuers in a single industry can react similarly to market, economic, political and regulatory conditions and developments. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment.

In June 2014, FASB issued Accounting Standards Update 2014-11, Transfers and Servicing (Topic 860) – Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (“ASU 2014-11”). ASU 2014-11 changes the accounting for repurchase-to-maturity transactions and enhances the required disclosures for repurchase agreements and other similar transactions. Although still evaluating the potential impacts of ASU 2014-11 to the fund, management expects that the impact of the fund’s adoption will be limited to additional financial statement disclosures which would first be effective for interim reporting periods beginning after March 15, 2015.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of

13

MFS Utilities Series

Notes to Financial Statements (unaudited) – continued

trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as forward foreign currency exchange contracts. The following is a summary of the levels used as of June 30, 2014 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$1,183,692,641	$—	$—	$1,183,692,641
Portugal	79,299,205	—	—	79,299,205
Brazil	75,129,561	—	—	75,129,561
United Kingdom	57,234,189	—	—	57,234,189
Spain	51,743,182	—	—	51,743,182
Canada	40,175,841	—	—	40,175,841
Russia	28,491,482	1,770,370	—	30,261,852
Italy	30,098,306	—	—	30,098,306
France	23,931,805	—	—	23,931,805
Other Countries	155,901,230	—	—	155,901,230
U.S. Corporate Bonds	—	12,223,205	—	12,223,205
Commercial Mortgage-Backed Securities	—	2,622	—	2,622
Foreign Bonds	—	2,188,415	—	2,188,415
Mutual Funds	39,456,203	—	—	39,456,203
Total Investments	$1,765,153,645	$16,184,612	$—	$1,781,338,257

Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(1,294,545)	$—	$(1,294,545)

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 1 investments presented above, equity investments amounting to $4,941,569 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

14

MFS Utilities Series

Notes to Financial Statements (unaudited) – continued

Derivatives – The fund uses derivatives for different purposes, primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

The derivative instruments used by the fund were forward foreign currency exchange contracts. The fund’s period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.

The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at June 30, 2014 as reported in the Statement of Assets and Liabilities:

		Fair Value
Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Foreign Exchange	Forward Foreign Currency Exchange	$517,446	$(1,811,991)

The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended June 30, 2014 as reported in the Statement of Operations:

Risk	Foreign Currency
Foreign Exchange	$(163,148)

The following table presents, by major type of derivative contract, the change in unrealized appreciation (depreciation) on derivatives held by the fund for the six months ended June 30, 2014 as reported in the Statement of Operations:

Risk	Translation of Assets and Liabilities in Foreign Currencies
Foreign Exchange	$(553,850)

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, over-the-counter derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific ISDA counterparty is subject.

Collateral and margin requirements differ by type of derivative. Margin requirements are set by the broker or clearing house for cleared derivatives (i.e., futures contracts, cleared swaps, and exchange-traded options) while collateral terms are contract specific for over-the-counter traded derivatives (i.e., forward foreign currency exchange contracts, uncleared swap agreements, and over-the-counter options). For derivatives traded under an ISDA Master Agreement, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated to cover the fund’s collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as “Restricted cash” or “Deposits with brokers.” Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments.

Forward Foreign Currency Exchange Contracts – The fund entered into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. These contracts may be used to hedge the fund’s currency risk or for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency that the fund will receive from or use in its normal investment activities. The fund may also use contracts to hedge against declines in the value of foreign currency denominated securities due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated exchange rate changes.

15

MFS Utilities Series

Notes to Financial Statements (unaudited) – continued

Forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any unrealized gains or losses are recorded as a receivable or payable for forward foreign currency exchange contracts until the contract settlement date. On contract settlement date, any gain or loss on the contract is recorded as realized gains or losses on foreign currency.

Risks may arise upon entering into these contracts from unanticipated movements in the value of the contract and from the potential inability of counterparties to meet the terms of their contracts. Generally, the fund’s maximum risk due to counterparty credit risk is the unrealized gain on the contract due to the use of Continuous Linked Settlement, an industry accepted settlement system. This risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and for posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Security Loans – Under its Securities Lending Agency Agreement with the fund, State Street Bank and Trust Company (“State Street”), as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund or short-term securities. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. State Street provides the fund with indemnification against Borrower default. In the event of Borrower default, State Street will for the benefit of the fund either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, State Street assumes the fund’s rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, State Street is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. At period end, the fund had investment securities on loan with a fair value of $11,514,380 and a related liability of $11,976,894 for cash collateral received on securities loaned, both of which are presented gross on the Statement of Assets and Liabilities. The collateral received on securities loaned exceeded the value of securities on loan at period end. The liability for cash collateral for securities loaned is carried at fair value, which is categorized as level 2 within the fair value hierarchy. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended June 30, 2014, is shown as a reduction of total expenses in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

16

MFS Utilities Series

Notes to Financial Statements (unaudited) – continued

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to amortization and accretion of debt securities, wash sale loss deferrals, derivative transactions and partnership adjustments.

The tax character of distributions declared to shareholders for the last fiscal year is as follows:

12/31/13
Ordinary income (including any short-term capital gains)	$31,581,445
Long-term capital gains	27,011,737
Total distributions	$58,593,182

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 6/30/14
Cost of investments	$1,392,065,475
Gross appreciation	419,870,452
Gross depreciation	(30,597,670)
Net unrealized appreciation (depreciation)	$389,272,782

As of 12/31/13
Undistributed ordinary income	69,822,186
Undistributed long-term capital gain	42,204,805
Other temporary differences	(457,261)
Net unrealized appreciation (depreciation)	201,491,366

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income		From net realized gain on investments
	Six months ended 6/30/14	Year ended 12/31/13	Six months ended 6/30/14	Year ended 12/31/13
Initial Class	$—	$11,928,524	$—	$9,523,396
Service Class	—	19,652,921	—	17,488,341
Total	$—	$31,581,445	$—	$27,011,737

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates:

First $1 billion of average daily net assets	0.75%
Average daily net assets in excess of $1 billion	0.70%

MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended June 30, 2014, this management fee reduction amounted to $29,306, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended June 30, 2014 was equivalent to an annual effective rate of 0.73% of the fund’s average daily net assets.

17

MFS Utilities Series

Notes to Financial Statements (unaudited) – continued

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2014, the fee was $48,899, which equated to 0.0062% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2014, these costs amounted to $1,329.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended June 30, 2014 was equivalent to an annual effective rate of 0.0123% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. The ICCO is an officer of the funds and the sole member of Tarantino LLC. Prior to June 1, 2014, Robyn L. Griffin served as the Assistant ICCO and was an officer of the funds. Ms. Griffin is the sole member of Griffin Compliance LLC. Effective May 31, 2014, Ms. Griffin resigned as Assistant ICCO and the service agreement between the funds and Griffin Compliance LLC was terminated. For the six months ended June 30, 2014, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $2,603 and are included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $1,672, which is included in the reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. Income earned on this investment is included in “Dividends from underlying affiliated funds” in the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

For the six months ended June 30, 2014, purchases and sales of investments, other than short-term obligations, aggregated $385,153,673 and $339,076,920, respectively.

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 6/30/14		Year ended 12/31/13
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	797,222	$27,429,063	1,196,740	$36,397,677
Service Class	2,760,688	93,093,563	4,758,466	143,245,859
	3,557,910	$120,522,626	5,955,206	$179,643,536
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	731,399	$21,451,920
Service Class	—	—	1,281,617	37,141,262
	—	$—	2,013,016	$58,593,182

18

MFS Utilities Series

Notes to Financial Statements (unaudited) – continued

	Six months ended 6/30/14		Year ended 12/31/13
	Shares	Amount	Shares	Amount
Shares reacquired
Initial Class	(835,510)	$(28,131,049)	(2,710,242)	$(82,329,568)
Service Class	(2,398,570)	(80,061,483)	(5,635,990)	(169,190,924)
	(3,234,080)	$(108,192,532)	(8,346,232)	$(251,520,492)
Net change
Initial Class	(38,288)	$(701,986)	(782,103)	$(24,479,971)
Service Class	362,118	13,032,080	404,093	11,196,197
	323,830	$12,330,094	(378,010)	$(13,283,774)

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended June 30, 2014, the fund’s commitment fee and interest expense were $3,150 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

(7)	Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	43,687,395	160,616,055	(176,824,141)	27,479,309

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$15,287	$27,479,309

19

MFS Utilities Series

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “Commentary & Announcements” and “Market Outlooks” sections of mfs.com or by clicking on the fund’s name under “Variable Insurance Portfolios — VIT” in the “Products” section of mfs.com.

20

SEMIANNUAL REPORT

June 30, 2014

MFS® CORE EQUITY SERIES

MFS® Variable Insurance Trust

VVS-SEM

MFS® CORE EQUITY SERIES

The report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK OR CREDIT UNION GUARANTEE • NOT A DEPOSIT • NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS Core Equity Series

LETTER FROM THE CHAIRMAN AND CEO

Dear Contract Owners:

After the U.S. economy contracted sharply early this year — with activity curtailed by severe winter weather, a decline in exports and an inventory stockpile — indicators have consistently shown that the U.S. economy likely regained momentum in the second quarter. The labor market is more robust, manufacturing is strong and retail sales have improved along with consumer confidence.

Although Europe emerged from recession last year, the pace of growth in the region has been slow, with persistently high unemployment and very low inflation that points to the risk of deflation. Asia remains vulnerable but also shows signs of recovery. China’s economic growth has slowed somewhat, and Japan’s economic turnaround remains a work in progress. Emerging markets have been more turbulent over the past 12 months.

Despite this economic uncertainty, and the growing likelihood of interest rate increases that has heightened bond risks, global financial markets have been relatively stable thus far in 2014.

As always at MFS®, active risk management is integral to how we manage your investments. We use a collaborative process, sharing insights across asset classes, regions and economic sectors. Our global team of investment professionals takes a multidisciplined, long-term, diversified investment approach.

We understand that these are challenging economic times. We believe that we can serve you best by applying proven principles, such as asset allocation and diversification, over the long term. We are confident that this approach can serve you well as you work with your financial advisors to reach your goals in the years ahead.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management

August 15, 2014

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

1

MFS Core Equity Series

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
Apple, Inc.	2.6%
Hess Corp.	1.9%
American International Group, Inc.	1.5%
MetLife, Inc.	1.5%
Verizon Communications, Inc.	1.4%
Wells Fargo & Co.	1.4%
Visa, Inc., “A”	1.3%
Procter & Gamble Co.	1.2%
Twenty-First Century Fox, Inc.	1.2%
Actavis PLC	1.2%

Equity sectors
Financial Services	17.6%
Technology	15.3%
Health Care	12.5%
Energy	10.3%
Consumer Staples	6.5%
Industrial Goods & Services	6.2%
Retailing	6.2%
Leisure	5.7%
Utilities & Communications	5.5%
Special Products & Services	4.6%
Basic Materials	3.9%
Autos & Housing	2.5%
Transportation	2.2%

Cash & Other can include cash, other assets less liabilities, offsets to derivative positions, and short-term securities.

Percentages are based on net assets as of 6/30/14.

The portfolio is actively managed and current holdings may be different.

2

MFS Core Equity Series

EXPENSE TABLE

Fund Expenses Borne by the Contract Holders During the Period,

January 1, 2014 through June 30, 2014

As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2014 through June 30, 2014.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the fund’s ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/14	Ending Account Value 6/30/14	Expenses Paid During Period (p) 1/01/14-6/30/14
Initial Class	Actual	0.90%	$1,000.00	$1,057.30	$4.59
	Hypothetical (h)	0.90%	$1,000.00	$1,020.33	$4.51
Service Class	Actual	1.15%	$1,000.00	$1,056.22	$5.86
	Hypothetical (h)	1.15%	$1,000.00	$1,019.09	$5.76

(h)	5% class return per year before expenses.

(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

3

MFS Core Equity Series

PORTFOLIO OF INVESTMENTS – 6/30/14 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 99.0%
Aerospace – 3.0%
Honeywell International, Inc.	8,376	$778,549
Precision Castparts Corp.	2,084	526,002
United Technologies Corp.	6,226	718,792

		$2,023,343

Alcoholic Beverages – 0.3%
Constellation Brands, Inc., “A” (a)	2,253	$198,557

Apparel Manufacturers – 1.1%
Guess?, Inc.	6,639	$179,253
NIKE, Inc., “B”	2,094	162,390
PVH Corp.	2,369	276,225
VF Corp.	2,233	140,679

		$758,547

Automotive – 1.1%
Delphi Automotive PLC	6,699	$460,489
Johnson Controls, Inc.	5,339	266,576

		$727,065

Biotechnology – 1.6%
Alexion Pharmaceuticals, Inc. (a)	2,173	$339,531
Biogen Idec, Inc. (a)	1,629	513,640
Illumina, Inc. (a)	238	42,493
MiMedx Group, Inc. (a)	9,678	68,617
Puma Biotechnology, Inc. (a)	1,963	129,558

		$1,093,839

Broadcasting – 2.7%
RetailMeNot, Inc. (a)	10,606	$282,226
Time Warner, Inc.	4,721	331,650
Twenty-First Century Fox, Inc.	22,756	799,873
Walt Disney Co.	4,416	378,628

		$1,792,377

Brokerage & Asset Managers – 1.1%
Affiliated Managers Group, Inc. (a)	546	$112,148
BlackRock, Inc.	603	192,719
Franklin Resources, Inc.	3,799	219,734
NASDAQ OMX Group, Inc.	5,822	224,846

		$749,447

Business Services – 1.9%
Accenture PLC, “A”	2,938	$237,508
Bright Horizons Family Solutions, Inc. (a)	6,600	283,404
CoStar Group, Inc. (a)	628	99,331
Fidelity National Information Services, Inc.	5,974	327,017
FleetCor Technologies, Inc. (a)	1,518	200,072
Forrester Research, Inc.	2,948	111,670

		$1,259,002

Cable TV – 1.4%
Charter Communications, Inc., “A” (a)	1,707	$270,355
Comcast Corp., “Special A”	6,184	329,793

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Cable TV – continued
Time Warner Cable, Inc.	2,455	$361,622

		$961,770

Chemicals – 1.8%
Agrium, Inc.	2,144	$196,407
Celanese Corp.	4,823	310,022
LyondellBasell Industries N.V., “A”	3,265	318,827
Monsanto Co.	2,758	344,033

		$1,169,289

Computer Software – 3.4%
Check Point Software Technologies Ltd. (a)	8,346	$559,432
Citrix Systems, Inc. (a)	4,486	280,599
Oracle Corp.	11,850	480,281
Qlik Technologies, Inc. (a)	13,249	299,692
Salesforce.com, Inc. (a)	10,682	620,411

		$2,240,415

Computer Software – Systems – 5.6%
Apple, Inc. (s)	18,236	$1,694,671
EMC Corp.	26,121	688,027
Guidewire Software, Inc. (a)	1,663	67,618
Hewlett-Packard Co.	10,073	339,259
NCR Corp. (a)	2,809	98,568
SS&C Technologies Holdings, Inc. (a)	6,858	303,261
Vantiv, Inc., “A” (a)	14,638	492,130

		$3,683,534

Conglomerates – 0.8%
Roper Industries, Inc.	3,816	$557,174

Construction – 1.4%
Fortune Brands Home & Security, Inc.	5,518	$220,334
Pool Corp.	1,439	81,390
Sherwin-Williams Co.	2,976	615,764

		$917,488

Consumer Products – 2.2%
Colgate-Palmolive Co.	6,070	$413,853
Newell Rubbermaid, Inc.	7,245	224,523
Procter & Gamble Co.	10,520	826,767

		$1,465,143

Consumer Services – 1.8%
HomeAway, Inc. (a)	8,197	$285,420
ITT Educational Services, Inc. (a)(l)	5,429	90,610
Nord Anglia Education, Inc. (a)	5,488	100,430
Priceline Group, Inc. (a)	608	731,424

		$1,207,884

Containers – 0.5%
Crown Holdings, Inc. (a)	1,816	$90,364
Packaging Corp. of America	3,037	217,115

		$307,479

4

MFS Core Equity Series

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Electrical Equipment – 1.1%
Danaher Corp.	6,203	$488,362
Sensata Technologies Holding B.V. (a)	3,722	174,115
W.W. Grainger, Inc.	382	97,131

		$759,608

Electronics – 3.3%
Altera Corp.	21,268	$739,276
Avago Technologies Ltd.	5,806	418,438
KLA-Tencor Corp.	4,744	344,604
Microchip Technology, Inc.	14,152	690,759

		$2,193,077

Energy – Independent – 4.6%
Access Midstream Partners LP	2,471	$157,032
Anadarko Petroleum Corp.	2,918	319,433
Athlon Energy, Inc. (a)	2,324	110,855
Cabot Oil & Gas Corp.	1,945	66,402
Clayton Williams Energy, Inc. (a)	258	35,441
Concho Resources, Inc. (a)	853	123,259
CONSOL Energy, Inc.	1,280	58,970
EOG Resources, Inc.	2,347	274,270
Goodrich Petroleum Corp. (a)	3,169	87,464
Gulfport Energy Corp. (a)	1,285	80,698
Marathon Petroleum Corp.	5,776	450,932
Memorial Resource Development Corp. (a)	5,781	140,825
Noble Energy, Inc.	4,514	349,654
PDC Energy, Inc. (a)	1,657	104,640
Peabody Energy Corp.	1,409	23,037
Pioneer Natural Resources Co.	1,597	367,007
Rice Energy, Inc. (a)	3,742	113,944
Targa Resources Corp.	1,181	164,832

		$3,028,695

Energy – Integrated – 3.8%
Chevron Corp.	5,653	$737,999
Exxon Mobil Corp. (s)	5,281	531,691
Hess Corp.	12,921	1,277,758

		$2,547,448

Food & Beverages – 2.8%
Annie’s, Inc. (a)	3,960	$133,927
Coca-Cola Co.	17,080	723,509
General Mills, Inc.	4,555	239,320
Mead Johnson Nutrition Co., “A”	1,886	175,719
Mondelez International, Inc.	10,460	393,401
WhiteWave Foods Co., “A” (a)	6,262	202,701

		$1,868,577

Food & Drug Stores – 1.0%
CVS Caremark Corp.	7,413	$558,718
Fairway Group Holdings Corp. (a)	19,124	127,175

		$685,893

Gaming & Lodging – 0.7%
Wynn Resorts Ltd.	2,236	$464,104

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
General Merchandise – 1.4%
Kohl’s Corp.	6,471	$340,892
Target Corp.	10,282	595,842

		$936,734

Health Maintenance Organizations – 0.9%
Aetna, Inc.	4,744	$384,644
UnitedHealth Group, Inc.	2,193	179,278

		$563,922

Insurance – 3.8%
ACE Ltd.	2,457	$254,791
American International Group, Inc.	18,400	1,004,272
MetLife, Inc.	17,546	974,856
Safety Insurance Group, Inc.	5,240	269,231

		$2,503,150

Internet – 3.1%
eBay, Inc. (a)	3,310	$165,699
Facebook, Inc., “A “ (a)	5,835	392,637
Google, Inc., “A” (a)	1,095	640,214
Google, Inc., “C” (a)	1,037	596,565
LinkedIn Corp., “A” (a)	1,381	236,800

		$2,031,915

Leisure & Toys – 0.1%
Mattel, Inc.	1,915	$74,628

Machinery & Tools – 2.1%
Colfax Corp. (a)	4,307	$321,044
Eaton Corp. PLC	6,729	519,344
Joy Global, Inc.	5,597	344,663
Kennametal, Inc.	3,801	175,910

		$1,360,961

Major Banks – 4.2%
Bank of America Corp.	15,095	$232,010
Goldman Sachs Group, Inc.	1,667	279,122
JPMorgan Chase & Co. (s)	13,229	762,255
Morgan Stanley	9,150	295,820
State Street Corp.	4,248	285,720
Wells Fargo & Co.	17,397	914,386

		$2,769,313

Medical & Health Technology & Services – 1.0%
Cerner Corp. (a)	1,499	$77,318
Express Scripts Holding Co. (a)	6,510	451,338
Henry Schein, Inc. (a)	963	114,279

		$642,935

Medical Equipment – 4.3%
Abbott Laboratories	15,244	$623,480
AtriCure, Inc. (a)	4,396	80,798
Cooper Cos., Inc.	2,617	354,682
Covidien PLC	7,384	665,889
DexCom, Inc. (a)	1,002	39,739
GenMark Diagnostics, Inc. (a)	4,704	63,645
Heartware International, Inc. (a)	1,072	94,872

5

MFS Core Equity Series

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Medical Equipment – continued
OraSure Technologies, Inc. (a)	3,861	$33,243
Sirona Dental Systems, Inc. (a)	1,171	96,561
Stryker Corp.	5,776	487,032
TearLab Corp. (a)(l)	14,834	72,242
Thermo Fisher Scientific, Inc.	2,042	240,956

		$2,853,139

Metals & Mining – 0.4%
First Quantum Minerals Ltd.	6,550	$140,079
Lundin Mining Corp. (a)	27,540	151,502

		$291,581

Natural Gas – Pipeline – 0.4%
Williams Cos., Inc.	4,565	$265,729

Network & Telecom – 0.0%
Qualcomm, Inc.	367	$29,066

Oil Services – 1.9%
Cameron International Corp. (a)	3,712	$251,340
Halliburton Co.	7,215	512,337
Schlumberger Ltd.	4,069	479,939

		$1,243,616

Other Banks & Diversified Financials – 5.3%
American Express Co.	2,681	$254,346
BB&T Corp.	10,313	406,642
Citigroup, Inc.	14,142	666,088
Discover Financial Services	12,485	773,820
EuroDekania Ltd. (a)	50,820	30,111
PrivateBancorp, Inc.	9,981	290,048
Texas Capital Bancshares, Inc. (a)	3,825	206,359
Visa, Inc., “A”	4,243	894,043

		$3,521,457

Pharmaceuticals – 4.8%
Actavis PLC (a)	3,553	$792,497
Bristol-Myers Squibb Co.	9,928	481,607
Endo International PLC (a)	4,991	349,470
Pfizer, Inc.	20,790	617,047
Valeant Pharmaceuticals International, Inc. (a)	5,252	662,382
Zoetis, Inc.	7,771	250,770

		$3,153,773

Railroad & Shipping – 1.6%
Canadian Pacific Railway Ltd.	1,948	$352,861
Diana Shipping, Inc. (a)	9,289	101,157
Kansas City Southern Co.	1,032	110,950
Union Pacific Corp.	4,871	485,882

		$1,050,850

Real Estate – 3.2%
Digital Realty Trust, Inc., REIT	6,103	$355,927
Equity Lifestyle Properties, Inc., REIT	9,230	407,597
Gramercy Property Trust, Inc., REIT	22,636	136,948
Mid-America Apartment Communities, Inc., REIT	6,927	506,017

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Real Estate – continued
Tanger Factory Outlet Centers, Inc., REIT	9,636	$336,971
Weyerhaeuser Co., REIT	12,227	404,591

		$2,148,051

Restaurants – 0.8%
McDonald’s Corp.	5,025	$506,219

Specialty Chemicals – 1.2%
Amira Nature Foods Ltd (a)	2,124	$29,078
FMC Corp.	3,364	239,483
Taminco Corp. (a)	6,103	141,956
W.R. Grace & Co. (a)	4,099	387,478

		$797,995

Specialty Stores – 2.7%
AutoZone, Inc. (a)	505	$270,801
Bed Bath & Beyond, Inc. (a)	5,061	290,400
Burlington Stores, Inc. (a)	8,634	275,079
Children’s Place, Inc.	3,305	164,027
Ross Stores, Inc.	3,682	243,491
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	2,422	221,395
Urban Outfitters, Inc. (a)	8,763	296,715

		$1,761,908

Telecommunications – Wireless – 1.1%
American Tower Corp., REIT	8,148	$733,157

Telephone Services – 1.4%
Verizon Communications, Inc.	18,995	$929,425

Tobacco – 1.1%
Lorillard, Inc.	3,156	$192,421
Philip Morris International, Inc.	6,629	558,891

		$751,312

Trucking – 0.6%
Swift Transportation Co. (a)	15,591	$393,361

Utilities – Electric Power – 2.6%
American Electric Power Co., Inc.	4,625	$257,936
Calpine Corp. (a)	7,989	190,218
CMS Energy Corp.	8,247	256,894
Dominion Resources, Inc.	2,464	176,225
Edison International	3,751	217,971
Exelon Corp.	4,548	165,911
NextEra Energy, Inc.	1,389	142,345
NRG Energy, Inc.	4,535	168,702
Pattern Energy Group, Inc.	4,575	151,478

		$1,727,680

Total Common Stocks (Identified Cost, $52,880,939)		$65,701,632

MONEY MARKET FUNDS – 0.4%
MFS Institutional Money Market Portfolio, 0.08%, at Cost and Net Asset Value (v)	253,611	$253,611

6

MFS Core Equity Series

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COLLATERAL FOR SECURITIES LOANED – 0.1%
Navigator Securities Lending Prime Portfolio, 0.14%, at Cost and Net Asset Value (j)	107,881	$107,881

Total Investments (Identified Cost, $53,242,431)		$66,063,124

OTHER ASSETS, LESS LIABILITIES – 0.5%		300,737

Net Assets – 100.0%		$66,363,861

(a)	Non-income producing security.

(j)	The rate quoted is the annualized seven-day yield of the fund at period end.

(l)	A portion of this security is on loan.

(s)	Security or a portion of the security was pledged to cover collateral requirements for securities sold short and/or certain derivative transactions. At June 30, 2014, the fund had no short sales outstanding.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

At June 30, 2014, the fund had cash collateral of $4,935 and other liquid securities with an aggregate value of $574,514 to cover any commitments for certain derivative contracts. Cash collateral is comprised of “Deposits with brokers” on the Statement of Assets and Liabilities.

The following abbreviations are used in this report and are defined:

PLC	Public Limited Company

REIT	Real Estate Investment Trust

See Notes to Financial Statements

7

MFS Core Equity Series

FINANCIAL STATEMENTS  |  STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

At 6/30/14
Assets
Investments –
Non-affiliated issuers, at value (identified cost, $52,988,820)	$65,809,513
Underlying affiliated funds, at cost and value	253,611
Total investments, at value, including $105,603 of securities on loan (identified cost, $53,242,431)	$66,063,124
Deposits with brokers	4,935
Receivables for
Investments sold	1,207,858
Fund shares sold	1,175
Interest and dividends	43,796
Receivable from investment adviser	248
Other assets	911
Total assets		$67,322,047
Liabilities
Payables for
Investments purchased	$734,642
Fund shares reacquired	61,529
Collateral for securities loaned, at value	107,881
Payable to affiliates
Shareholder servicing costs	437
Distribution and/or service fees	112
Payable for independent Trustees’ compensation	3
Accrued expenses and other liabilities	53,582
Total liabilities		$958,186
Net assets		$66,363,861
Net assets consist of
Paid-in capital	$55,564,817
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	12,820,688
Accumulated net realized gain (loss) on investments and foreign currency	(2,743,334)
Undistributed net investment income	721,690
Net assets		$66,363,861
Shares of beneficial interest outstanding		2,665,179

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$62,259,113	2,499,637	$24.91
Service Class	4,104,748	165,542	24.80

See Notes to Financial Statements

8

MFS Core Equity Series

FINANCIAL STATEMENTS  |  STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Six months ended 6/30/14
Net investment income
Income
Dividends	$524,306
Interest	791
Dividends from underlying affiliated funds	206
Foreign taxes withheld	(1,027)
Total investment income		$524,276
Expenses
Management fee	$243,287
Distribution and/or service fees	5,061
Shareholder servicing costs	11,228
Administrative services fee	9,566
Independent Trustees’ compensation	1,299
Custodian fee	8,366
Shareholder communications	14,094
Audit and tax fees	27,079
Legal fees	318
Miscellaneous	6,332
Total expenses		$326,630
Fees paid indirectly	(1)
Reduction of expenses by investment adviser	(29,454)
Net expenses		$297,175
Net investment income		$227,101
Realized and unrealized gain (loss) on investments and foreign currency
Realized gain (loss) (identified cost basis)
Investments	$4,750,026
Foreign currency	(140)
Net realized gain (loss) on investments and foreign currency		$4,749,886
Change in unrealized appreciation (depreciation)
Investments	$(1,432,804)
Translation of assets and liabilities in foreign currencies	(5)
Net unrealized gain (loss) on investments and foreign currency translation		$(1,432,809)
Net realized and unrealized gain (loss) on investments and foreign currency		$3,317,077
Change in net assets from operations		$3,544,178

See Notes to Financial Statements

9

MFS Core Equity Series

FINANCIAL STATEMENTS  |  STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 6/30/14 (unaudited )	Year ended 12/31/13
Change in net assets
From operations
Net investment income	$227,101	$495,965
Net realized gain (loss) on investments and foreign currency	4,749,886	9,126,033
Net unrealized gain (loss) on investments and foreign currency translation	(1,432,809)	8,871,412
Change in net assets from operations	$3,544,178	$18,493,410
Distributions declared to shareholders
From net investment income	$—	$(618,002)
Change in net assets from fund share transactions	$(4,591,645)	$(7,406,477)
Total change in net assets	$(1,047,467)	$10,468,931
Net assets
At beginning of period	67,411,328	56,942,397
At end of period (including undistributed net investment income of $721,690 and $494,589, respectively)	$66,363,861	$67,411,328

See Notes to Financial Statements

10

MFS Core Equity Series

FINANCIAL STATEMENTS  |  FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Initial Class	Six months ended 6/30/14		Years ended 12/31
			2013	2012	2011	2010	2009
	(unaudited)
Net asset value, beginning of period	$23.56		$17.68	$15.33	$15.65	$13.49	$10.38
Income (loss) from investment operations
Net investment income (d)	$0.08		$0.17	$0.18	$0.11	$0.13	$0.14
Net realized and unrealized gain (loss) on investments and foreign currency	1.27		5.92	2.30	(0.28)	2.18	3.16
Total from investment operations	$1.35		$6.09	$2.48	$(0.17)	$2.31	$3.30
Less distributions declared to shareholders
From net investment income	$—		$(0.21)	$(0.13)	$(0.15)	$(0.15)	$(0.19)
Net asset value, end of period (x)	$24.91		$23.56	$17.68	$15.33	$15.65	$13.49
Total return (%) (k)(r)(s)(x)	5.73	(n)	34.60	16.23	(1.02)	17.21	32.43
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.99	(a)	1.00	1.00	1.00	1.01	1.01
Expenses after expense reductions (f)	0.90	(a)	0.90	0.90	0.91	0.91	0.90
Net investment income	0.72	(a)	0.80	1.05	0.72	0.93	1.20
Portfolio turnover	24	(n)	57	64	68	69	90
Net assets at end of period (000 omitted)	$62,259		$63,166	$53,504	$54,471	$62,602	$61,856
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions excluding short sale dividend and interest expense (f)	N/A		0.90	0.90	0.90	0.90	0.90

See Notes to Financial Statements

11

MFS Core Equity Series

Financial Highlights – continued

Service Class	Six months ended 6/30/14		Years ended 12/31
			2013	2012	2011	2010	2009
	(unaudited)
Net asset value, beginning of period	$23.48		$17.63	$15.28	$15.59	$13.45	$10.32
Income (loss) from investment operations
Net investment income (d)	$0.05		$0.11	$0.14	$0.07	$0.09	$0.11
Net realized and unrealized gain (loss) on investments and foreign currency	1.27		5.90	2.29	(0.27)	2.17	3.17
Total from investment operations	$1.32		$6.01	$2.43	$(0.20)	$2.26	$3.28
Less distributions declared to shareholders
From net investment income	$—		$(0.16)	$(0.08)	$(0.11)	$(0.12)	$(0.15)
Net asset value, end of period (x)	$24.80		$23.48	$17.63	$15.28	$15.59	$13.45
Total return (%) (k)(r)(s)(x)	5.62	(n)	34.23	15.95	(1.28)	16.86	32.24
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.24	(a)	1.25	1.25	1.25	1.26	1.26
Expenses after expense reductions (f)	1.15	(a)	1.15	1.15	1.16	1.16	1.15
Net investment income	0.47	(a)	0.55	0.81	0.47	0.67	0.95
Portfolio turnover	24	(n)	57	64	68	69	90
Net assets at end of period (000 omitted)	$4,105		$4,245	$3,438	$3,537	$4,623	$4,783
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions excluding short sale dividend and interest expense (f)	N/A		1.15	1.15	1.15	1.15	1.15

(a)	Annualized.

(d)	Per share data is based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(n)	Not annualized.

(r)	Certain expenses have been reduced without which performance would have been lower.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

(x)	The net asset values per share and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

12

MFS Core Equity Series

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1)	Business and Organization

MFS Core Equity Series (the fund) is a diversified series of MFS Variable Insurance Trust (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services – Investment Companies.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.

In June 2014, FASB issued Accounting Standards Update 2014-11, Transfers and Servicing (Topic 860) – Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (“ASU 2014-11”). ASU 2014-11 changes the accounting for repurchase-to-maturity transactions and enhances the required disclosures for repurchase agreements and other similar transactions. Although still evaluating the potential impacts of ASU 2014-11 to the fund, management expects that the impact of the fund’s adoption will be limited to additional financial statement disclosures which would first be effective for interim reporting periods beginning after March 15, 2015.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and

13

MFS Core Equity Series

Notes to Financial Statements (unaudited) – continued

significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2014 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$63,378,194	$—	$—	$63,378,194
Canada	1,503,230	—	—	1,503,230
Israel	559,432	—	—	559,432
Greece	101,157	—	—	101,157
Hong Kong	100,430	—	—	100,430
Cayman Islands	—	—	30,111	30,111
United Arab Emirates	29,078	—	—	29,078
Mutual Funds	361,492	—	—	361,492
Total Investments	$66,033,013	$—	$30,111	$66,063,124

For further information regarding security characteristics, see the Portfolio of Investments.

The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period. The table presents the activity of level 3 securities held at the beginning and the end of the period.

Equity Securities
Balance as of 12/31/13	$47,191
Change in unrealized appreciation (depreciation)	(16,649)
Partial liquidation proceeds	(431)
Balance as of 6/30/14	$30,111

The net change in unrealized appreciation (depreciation) from investments still held as level 3 at June 30, 2014 is $(16,649).

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Derivatives – The fund uses derivatives for different purposes, primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

The derivative instruments used by the fund were purchased options. At June 30, 2014, the fund did not have any outstanding derivative instruments.

14

MFS Core Equity Series

Notes to Financial Statements (unaudited) – continued

The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended June 30, 2014 as reported in the Statement of Operations:

Risk	Investments (Purchased Options)
Equity	$11

The following table presents, by major type of derivative contract, the change in unrealized appreciation (depreciation) on derivatives held by the fund for the six months ended June 30, 2014 as reported in the Statement of Operations:

Risk	Investments (Purchased Options)
Equity	$759

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, over-the-counter derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific ISDA counterparty is subject.

Collateral and margin requirements differ by type of derivative. Margin requirements are set by the broker or clearing house for cleared derivatives (i.e., futures contracts, cleared swaps, and exchange-traded options) while collateral terms are contract specific for over-the-counter traded derivatives (i.e., forward foreign currency exchange contracts, uncleared swap agreements, and over-the-counter options). For derivatives traded under an ISDA Master Agreement, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated to cover the fund’s collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as “Restricted cash” or “Deposits with brokers.” Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments.

Purchased Options – The fund purchased call options for a premium. Purchased call options entitle the holder to buy a specified number of shares or units of a particular security, currency or index at a specified price at a specified date or within a specified period of time. Purchasing call options may hedge against an anticipated increase in the dollar cost of securities or currency to be acquired or increase the fund’s exposure to an underlying instrument.

The premium paid is initially recorded as an investment in the Statement of Assets and Liabilities. That investment is subsequently marked-to-market daily with the difference between the premium paid and the market value of the purchased option being recorded as unrealized appreciation or depreciation. Premiums paid for purchased call options which have expired are treated as realized losses on investments in the Statement of Operations. Upon the exercise or closing of a purchased call option, the premium paid is added to the cost of the security or financial instrument purchased.

Whether or not the option is exercised, the fund’s maximum risk of loss from purchasing an option is the amount of premium paid. All option contracts involve credit risk if the counterparty to the option contract fails to perform. For over-the-counter options, this risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and for posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Security Loans – Under its Securities Lending Agency Agreement with the fund, State Street Bank and Trust Company (“State Street”), as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund or short-term securities. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. State Street provides the fund with indemnification against Borrower default. In the event of Borrower default, State Street will for the benefit of the fund either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, State Street assumes the fund’s rights to the related collateral. If the collateral value is less than the cost to purchase identical

15

MFS Core Equity Series

Notes to Financial Statements (unaudited) – continued

securities, State Street is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. At period end, the fund had investment securities on loan with a fair value of $105,603 and a related liability of $107,881 for cash collateral received on securities loaned, both of which are presented gross on the Statement of Assets and Liabilities. The collateral received on securities loaned exceeded the value of securities on loan at period end. The liability for cash collateral for securities loaned is carried at fair value, which is categorized as level 2 within the fair value hierarchy. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is included in “Interest” income in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended June 30, 2014, is shown as a reduction of total expenses in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

During the year ended December 31, 2013 there were no significant adjustments due to differences between book and tax.

The tax character of distributions declared to shareholders for the last fiscal year is as follows:

12/31/13
Ordinary income (including any short-term capital gains)	$618,002

16

MFS Core Equity Series

Notes to Financial Statements (unaudited) – continued

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 6/30/14
Cost of investments	$53,251,949
Gross appreciation	14,413,683
Gross depreciation	(1,602,508)
Net unrealized appreciation (depreciation)	$12,811,175

As of 12/31/13
Undistributed ordinary income	494,589
Capital loss carryforwards	(7,474,349)
Other temporary differences	(10,460)
Net unrealized appreciation (depreciation)	14,245,086

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized for fund fiscal years beginning after December 31, 2010 may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses (“post-enactment losses”). Previously, net capital losses were carried forward for eight years and treated as short-term losses (“pre-enactment losses”). As a transition rule, the Act requires that all post-enactment net capital losses be used before pre-enactment net capital losses.

As of December 31, 2013, the fund had capital loss carryforwards available to offset future realized gains. Such pre-enactment losses expire as follows:

12/31/17	$(7,474,349)

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income
	Six months ended 6/30/14	Year ended 12/31/13
Initial Class	$—	$587,561
Service Class	—	30,441
Total	$—	$618,002

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates:

First $1 billion of average daily net assets	0.75%
Average daily net assets in excess of $1 billion	0.65%

MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended June 30, 2014, this management fee reduction amounted to $1,185, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended June 30, 2014 was equivalent to an annual effective rate of 0.75% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, exclusive of interest, taxes, extraordinary expenses, brokerage and transaction costs and investment-related expenses, such that total annual operating expenses do not exceed 0.90% of average daily net assets for the Initial Class shares and 1.15% of average daily net assets for the Service Class shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2016. For the six months ended June 30, 2014, this reduction amounted to $28,199 and is included in the reduction of total expenses in the Statement of Operations.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

17

MFS Core Equity Series

Notes to Financial Statements (unaudited) – continued

The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2014, the fee was $10,932, which equated to 0.0337% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2014, these costs amounted to $296.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended June 30, 2014 was equivalent to an annual effective rate of 0.0295% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. The ICCO is an officer of the funds and the sole member of Tarantino LLC. Prior to June 1, 2014, Robyn L. Griffin served as the Assistant ICCO and was an officer of the funds. Ms. Griffin is the sole member of Griffin Compliance LLC. Effective May 31, 2014, Ms. Griffin resigned as Assistant ICCO and the service agreement between the funds and Griffin Compliance LLC was terminated. For the six months ended June 30, 2014, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $115 and are included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $70, which is included in the reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. Income earned on this investment is included in “Dividends from underlying affiliated funds” in the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

For the six months ended June 30, 2014, purchases and sales of investments, other than purchased option transactions, and short-term obligations, aggregated $15,958,983 and $20,524,989, respectively.

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 6/30/14		Year ended 12/31/13
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	93,111	$2,236,053	378,017	$7,890,348
Service Class	2,474	58,026	28,308	593,152
	95,585	$2,294,079	406,325	$8,483,500
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	28,006	$587,561
Service Class	—	—	1,454	30,441
	—	$—	29,460	$618,002
Shares reacquired
Initial Class	(274,777)	$(6,472,632)	(751,219)	$(15,580,081)
Service Class	(17,711)	(413,092)	(44,031)	(927,898)
	(292,488)	$(6,885,724)	(795,250)	$(16,507,979)

18

MFS Core Equity Series

Notes to Financial Statements (unaudited) – continued

	Six months ended 6/30/14		Year ended 12/31/13
	Shares	Amount	Shares	Amount
Net change
Initial Class	(181,666)	$(4,236,579)	(345,196)	$(7,102,172)
Service Class	(15,237)	(355,066)	(14,269)	(304,305)
	(196,903)	$(4,591,645)	(359,465)	$(7,406,477)

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended June 30, 2014, the fund’s commitment fee and interest expense were $138 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

(7)	Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	704,325	6,729,686	(7,180,400)	253,611

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$206	$253,611

19

MFS Core Equity Series

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “Commentary & Announcements” and “Market Outlooks” sections of mfs.com or by clicking on the fund’s name under “Variable Insurance Portfolios — VIT” in the “Products” section of mfs.com.

20

SEMIANNUAL REPORT

June 30, 2014

MFS® RESEARCH BOND SERIES

MFS® Variable Insurance Trust

VFB-SEM

MFS® RESEARCH BOND SERIES

The report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK OR CREDIT UNION GUARANTEE • NOT A DEPOSIT • NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS Research Bond Series

LETTER FROM THE CHAIRMAN AND CEO

Dear Contract Owners:

After the U.S. economy contracted sharply early this year — with activity curtailed by severe winter weather, a decline in exports and an inventory stockpile — indicators have consistently shown that the U.S. economy likely regained momentum in the second quarter. The labor market is more robust, manufacturing is strong and retail sales have improved along with consumer confidence.

Although Europe emerged from recession last year, the pace of growth in the region has been slow, with persistently high unemployment and very low inflation that points to the risk of deflation. Asia remains vulnerable but also shows signs of recovery. China’s economic growth has slowed somewhat, and Japan’s economic turnaround remains a work in progress. Emerging markets have been more turbulent over the past 12 months.

Despite this economic uncertainty, and the growing likelihood of interest rate increases that has heightened bond risks, global financial markets have been relatively stable thus far in 2014.

As always at MFS®, active risk management is integral to how we manage your investments. We use a collaborative process, sharing insights across asset classes, regions and economic sectors. Our global team of investment professionals takes a multidisciplined, long-term, diversified investment approach.

We understand that these are challenging economic times. We believe that we can serve you best by applying proven principles, such as asset allocation and diversification, over the long term. We are confident that this approach can serve you well as you work with your financial advisors to reach your goals in the years ahead.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management

August 15, 2014

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

MFS Research Bond Series

PORTFOLIO COMPOSITION

Portfolio structure (i)

Fixed income sectors (i)
Investment Grade Corporates	38.1%
Mortgage-Backed Securities	18.3%
Commercial Mortgage-Backed Securities	9.3%
U.S. Treasury Securities	9.2%
High Yield Corporates	6.9%
Asset-Backed Securities	2.9%
Emerging Markets Bonds	2.5%
U.S. Government Agencies	2.3%
Collateralized Debt Obligations	0.8%
Non-U.S. Government Bonds	0.8%
Residential Mortgage-Backed Securities	0.1%
Municipal Bonds	0.1%

Composition including fixed income credit quality (a)(i)
AAA	6.1%
AA	2.1%
A	15.0%
BBB	28.3%
BB	6.1%
B	3.9%
CCC (o)	0.0%
CC (o)	0.0%
C (o)	0.0%
D (o)	0.0%
U.S. Government	16.0%
Federal Agencies	20.6%
Not Rated	(6.8)%
Cash & Other	8.7%

Portfolio facts (i)
Average Duration (d)	5.0
Average Effective Maturity (m)	7.6 yrs.

(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. U.S. Government includes securities issued by the U.S. Department of the Treasury. Federal Agencies includes rated and unrated U.S. Agency fixed-income securities, U.S. Agency mortgage-backed securities, and collateralized mortgage obligations of U.S. Agency mortgage-backed securities. Not Rated includes fixed income securities, including fixed income futures contracts, which have not been rated by any rating agency. The fund may not hold all of these instruments. The fund is not rated by these agencies.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move.
(i)	For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.
(m)	In determining an instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.
(o)	Less than 0.1%.

Where the fund holds convertible bonds, these are treated as part of the equity portion of the portfolio.

Cash & Other can include cash, other assets less liabilities, offsets to derivative positions, and short-term securities.

Percentages are based on net assets as of 6/30/14.

The portfolio is actively managed and current holdings may be different.

MFS Research Bond Series

EXPENSE TABLE

Fund Expenses Borne by the Contract Holders During the Period,

January 1, 2014 through June 30, 2014

As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2014 through June 30, 2014.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the fund’s ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/14	Ending Account Value 6/30/14	Expenses Paid During Period (p) 1/01/14-6/30/14
Initial Class	Actual	0.52%	$1,000.00	$1,045.70	$2.64
	Hypothetical (h)	0.52%	$1,000.00	$1,022.22	$2.61
Service Class	Actual	0.77%	$1,000.00	$1,044.12	$3.90
	Hypothetical (h)	0.77%	$1,000.00	$1,020.98	$3.86

(h)	5% class return per year before expenses.

(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

MFS Research Bond Series

PORTFOLIO OF INVESTMENTS – 6/30/14 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

BONDS – 97.3%
Aerospace – 0.2%
Bombardier, Inc., 7.75%, 3/15/20 (n)	$6,535,000	$7,385,530

Apparel Manufacturers – 0.1%
PVH Corp., 4.5%, 12/15/22	$1,745,000	$1,718,825

Asset-Backed & Securitized – 13.1%
AmeriCredit Automobile Receivables Trust, “A2”, 0.54%, 10/10/17	$6,044,000	$6,044,212
Ameriquest Mortgage Securities, Inc., “M1”, FRN, 0.622%, 10/25/35	2,800,000	2,594,852
ARI Fleet Lease Trust, “A”, FRN, 0.701%, 3/15/20 (n)	551,423	551,980
ARI Fleet Lease Trust, “A”, FRN, 0.451%, 1/15/21 (n)	980,780	980,119
Babson Ltd., CLO, “A1”, FRN, 0.477%, 7/20/19 (n)	441,766	440,747
Babson Ltd., CLO, FRN, 1.327%, 4/20/25 (z)	7,294,218	7,226,046
Banc of America Commercial Mortgage, Inc., 5.337%, 12/15/43 (n)	2,801,036	3,039,575
Banc of America Commercial Mortgage, Inc., FRN, 5.774%, 4/24/49 (n)	637,169	701,296
Banc of America Large Loan, Inc., FRN, 5.325%, 2/24/44 (n)	8,700,365	9,456,444
Bayview Commercial Asset Trust, FRN, 0%, 4/25/36 (i)(z)	337,332	0
Bayview Commercial Asset Trust, FRN, 0%, 7/25/36 (i)(z)	240,626	0
Bayview Commercial Asset Trust, FRN, 0%, 10/25/36 (i)(z)	634,545	0
Bayview Commercial Asset Trust, FRN, 0%, 12/25/36 (i)(z)	312,447	0
Bayview Commercial Asset Trust, FRN, 0%, 3/25/37 (i)(z)	701,058	0
Bayview Financial Acquisition Trust, FRN, 5.483%, 2/28/41	18,042	18,376
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.749%, 12/28/40 (z)	149,141	99,178
Bear Stearns Commercial Mortgage Securities, Inc., “A3”, 5.793%, 9/11/42	675,112	674,624
Bear Stearns Commercial Mortgage Securities, Inc., “A4”, FRN, 5.471%, 1/12/45	5,150,000	5,671,901
Bear Stearns Commercial Mortgage Securities, Inc., “A4”, FRN, 5.742%, 9/11/42	2,810,000	3,147,178
Bear Stearns Cos., Inc., “A2”, FRN, 0.602%, 12/25/42	1,536,792	1,505,279
Capital Trust Realty Ltd., CDO, 5.16%, 6/25/35 (n)	5,998	6,166
Capital Trust Realty Ltd., CDO, 5.267%, 6/25/35 (z)	1,677,300	1,701,520
Cent CDO XI Ltd., “A1”, FRN, 0.488%, 4/25/19 (n)	3,651,846	3,622,865

Issuer	Shares/Par	Value ($)

BONDS – continued
Asset-Backed & Securitized – continued
Chesapeake Funding LLC, “A”, FRN, 0.901%, 11/07/23 (n)	$1,129,537	$1,133,686
Chesapeake Funding LLC, “A”, FRN, 0.601%, 1/07/25 (n)	12,486,000	12,502,269
Citibank OMNI Master Trust, “A4”, FRN, 2.901%, 8/15/18 (n)	2,700,000	2,708,753
Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.322%, 12/11/49	16,789,455	18,265,953
Citigroup/Deutsche Bank Commercial Mortgage Trust, FRN, 5.401%, 7/15/44	500,000	524,312
Citigroup/Deutsche Bank Commercial Mortgage Trust, FRN, 5.366%, 12/11/49	10,410,000	10,978,334
CNH Wholesale Master Note Trust, “A”, FRN, 0.751%, 8/15/19 (n)	10,568,000	10,597,442
Commercial Mortgage Acceptance Corp., FRN, 2.178%, 9/15/30 (i)	41,615	1,682
Commercial Mortgage Asset Trust, FRN, 0.814%, 1/17/32 (i)(z)	669,500	3,671
Commercial Mortgage Pass-Through Certificates, “A4”, 5.306%, 12/10/46	1,361,478	1,467,066
Commercial Mortgage Trust, “A4”, 3.147%, 8/15/45	3,950,000	3,991,977
Credit Acceptance Auto Loan Trust, “A”, 2.2%, 9/16/19 (n)	581,441	584,748
Credit Acceptance Auto Loan Trust, “A”, 1.52%, 3/16/20 (n)	1,490,000	1,497,402
Credit Suisse Commercial Mortgage Trust, “A4”, FRN, 6.05%, 9/15/39	12,556,209	13,820,820
Credit Suisse Commercial Mortgage Trust, “AM”, FRN, 5.865%, 6/15/39	13,668,432	14,640,873
Credit Suisse Commercial Mortgage Trust, “C4”, FRN, 6.05%, 9/15/39	6,667,307	7,298,154
Credit Suisse Mortgage Capital Certificate, 5.311%, 12/15/39	2,250,000	2,428,675
Credit Suisse Mortgage Capital Certificate, FRN, 5.694%, 9/15/40	354,053	355,331
Credit-Based Asset Servicing & Securitization LLC, 4.295%, 12/25/35	29,018	27,303
CWCapital Cobalt Ltd., “A4”, FRN, 5.965%, 5/15/46	2,075,871	2,301,855
CWCapital LLC, 5.223%, 8/15/48	575,840	614,767
Falcon Franchise Loan LLC, FRN, 15.803%, 1/05/25 (i)(z)	18,320	5,817
First Union National Bank Commercial Mortgage Trust, FRN, 1.902%, 1/12/43 (d)(i)(q)(z)	201,335	260
Ford Credit Auto Owner Trust, 2014-1, ”A”, 2.26%, 11/15/25 (z)	4,559,000	4,599,876
Ford Credit Floorplan Master Owner Trust, “A”, FRN, 0.501%, 9/15/16	11,322,000	11,326,744
GE Capital Commercial Mortgage Corp., “A”, 5.543%, 12/10/49	974,966	1,059,106

MFS Research Bond Series

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Asset-Backed & Securitized – continued
GE Equipment Transportation LLC, 2013-2, “A2”, 0.61%, 6/24/16	$1,458,000	$1,459,532
GE Equipment Transportation LLC, 2014-1, “A2”, 0.55%, 12/23/16	5,033,997	5,034,536
GMAC LLC, FRN, 8.34%, 4/15/34 (d)(n)(q)	69,755	41,164
Goldman Sachs Mortgage Securities Corp., FRN, 5.997%, 8/10/45	14,819,387	16,410,441
Greenwich Capital Commercial Funding Corp., 5.736%, 12/10/49	14,105,137	15,680,780
Greenwich Capital Commercial Funding Corp., 5.475%, 3/10/39	11,128,879	11,987,539
Hertz Fleet Lease Funding LP, 2013-3, “A”, FRN, 0.703%, 12/10/27 (n)	6,563,000	6,577,110
Hertz Fleet Lease Funding LP, 2014-1, FRN, 0.553%, 4/10/28 (z)	7,424,000	7,427,638
JPMorgan Chase Commercial Mortgage Securities Corp., 5.552%, 5/12/45	705,456	758,114
JPMorgan Chase Commercial Mortgage Securities Corp., “A3”, 4.171%, 8/15/46	600,000	651,119
JPMorgan Chase Commercial Mortgage Securities Corp., “A3”, FRN, 5.99%, 6/15/49	3,564,937	3,640,207
JPMorgan Chase Commercial Mortgage Securities Corp., “A3”, FRN, 6.145%, 2/15/51	1,554,866	1,557,674
JPMorgan Chase Commercial Mortgage Securities Corp., “A3”, FRN, 5.434%, 12/15/44	311,439	313,998
JPMorgan Chase Commercial Mortgage Securities Corp., “A4”, FRN, 5.99%, 6/15/49	14,677,430	16,140,300
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.62%, 7/15/42 (n)	130,000	32,934
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.891%, 2/12/49	763,398	842,033
JPMorgan Chase Commercial Mortgage Trust, 2007-LD11, “AM”, FRN, 5.99%, 6/15/49	15,944,203	16,966,370
JPMorgan Mortgage Trust, “A1”, FRN, 2.025%, 10/25/33	470,875	474,925
Kingsland III Ltd., “A1”, CDO, FRN, 0.442%, 8/24/21 (n)	2,522,640	2,504,108
KKR Financial CLO Ltd., “A1”, FRN, 0.497%, 4/26/17 (n)	35,089	35,076
LB-UBS Commercial Mortgage Trust, “A4”, 5.372%, 9/15/39	2,900,000	3,138,690
LB-UBS Commercial Mortgage Trust, “A4”, 5.156%, 2/15/31	2,000,000	2,103,816
Lehman Brothers Commercial Conduit Mortgage Trust, FRN, 1.248%, 2/18/30 (i)	39,985	982
Merrill Lynch Mortgage Investors Inc., “A”, FRN, 2.111%, 5/25/36	1,060,077	1,059,081

Issuer	Shares/Par	Value ($)

BONDS – continued
Asset-Backed & Securitized – continued
Merrill Lynch Mortgage Investors Inc., “A5”, FRN, 2.126%, 4/25/35	$789,922	$753,399
Merrill Lynch Mortgage Trust, “A3”, FRN, 6.032%, 6/12/50	2,440,678	2,452,285
Merrill Lynch/Countrywide Commercial Mortgage Trust, FRN, 5.81%, 6/12/50	19,690,646	21,735,401
Morgan Stanley Bank of America/Merrill Lynch Trust, “A4”, 3.176%, 8/15/45	5,000,000	5,051,935
Morgan Stanley Capital I Trust, “A4”, FRN, 5.831%, 6/11/42	2,382,000	2,655,735
Morgan Stanley Capital I Trust, “AM”, FRN, 5.869%, 4/15/49	14,764,000	15,723,247
Morgan Stanley Capital I, Inc., FRN, 1.116%, 11/15/30 (i)(n)	97,413	2,628
Morgan Stanley Re-REMIC Trust, FRN, 5.997%, 8/15/45 (n)	11,500,000	12,603,161
Nissan Auto Lease Trust, 2013-B, “A3”, 0.75%, 6/15/16	7,531,000	7,557,148
Pacifica CDO Ltd., “A1”, FRN, 0.487%, 1/26/20	836,995	834,957
Preferred Term Securities XIX Ltd., CDO, FRN, 0.58%, 12/22/35 (z)	369,325	278,094
Race Point CLO Ltd., “A1A”, FRN, 0.425%, 8/01/21 (n)	9,545,937	9,474,934
Residential Funding Mortgage Securities, Inc., FRN, 5.32%, 12/25/35	133,564	107,398
Smart Trust, “A2B”, FRN, 0.481%, 6/14/15 (n)	537,589	537,627
Smart Trust, “A2B”, FRN, 0.401%, 9/14/15	3,084,060	3,084,290
Wachovia Bank Commercial Mortgage Trust, “A4”, FRN, 6.14%, 2/15/51	12,115,917	13,257,685
Wachovia Bank Commercial Mortgage Trust, FRN, 5.933%, 6/15/49	18,489,441	20,232,089

		$401,399,414

Automotive – 1.2%
Delphi Corp., 5%, 2/15/23	$6,591,000	$7,085,325
Ford Motor Credit Co. LLC, 12%, 5/15/15	1,400,000	1,538,082
Ford Motor Credit Co. LLC, 7%, 4/15/15	1,900,000	1,995,228
Ford Motor Credit Co. LLC, 5.625%, 9/15/15	1,300,000	1,375,330
Ford Motor Credit Co. LLC, 3%, 6/12/17	3,250,000	3,390,563
Harley-Davidson Financial Services, 3.875%, 3/15/16 (n)	6,870,000	7,208,018
Lear Corp., 8.125%, 3/15/20	3,146,000	3,385,883
TRW Automotive, Inc., 4.5%, 3/01/21 (n)	5,653,000	5,963,915
TRW Automotive, Inc., 4.45%, 12/01/23 (n)	3,510,000	3,597,750

		$35,540,094

Biotechnology – 0.5%
Life Technologies Corp., 5%, 1/15/21	$13,872,000	$15,540,857

MFS Research Bond Series

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Broadcasting – 1.0%
Discovery Communications, Inc., 4.95%, 5/15/42	$3,823,000	$3,898,711
Grupo Televisa S.A.B., 5%, 5/13/45	4,412,000	4,420,780
Myriad International Holdings B.V., 6%, 7/18/20 (n)	5,341,000	5,888,453
News America, Inc., 8.5%, 2/23/25	152,000	201,935
SES Global Americas Holdings GP, 5.3%, 3/25/44 (n)	2,857,000	3,048,822
SES S.A., 3.6%, 4/04/23 (n)	2,386,000	2,412,652
SES S.A., 5.3%, 4/04/43 (z)	3,272,000	3,488,361
SIRIUS XM Radio, Inc., 4.25%, 5/15/20 (n)	7,895,000	7,786,444

		$31,146,158

Brokerage & Asset Managers – 0.6%
E*TRADE Financial Corp., 6%, 11/15/17	$9,560,000	$9,942,400
NYSE Euronext, 2%, 10/05/17	3,115,000	3,174,095
TD Ameritrade Holding Corp., 5.6%, 12/01/19	3,959,000	4,612,789

		$17,729,284

Building – 0.5%
CEMEX Finance LLC, 9.375%, 10/12/22	$3,367,000	$3,960,434
Martin Marietta Materials, Inc., 4.25%, 7/02/24 (z)	3,928,000	3,957,484
Mohawk Industries, Inc., 3.85%, 2/01/23	2,668,000	2,657,995
Mohawk Industries, Inc., 6.125%, 1/15/16	4,334,000	4,664,468
Owens Corning, Inc., 6.5%, 12/01/16	465,000	518,593

		$15,758,974

Business Services – 0.3%
Equinix, Inc., 4.875%, 4/01/20	$4,055,000	$4,156,375
Tencent Holdings Ltd., 3.375%, 3/05/18	2,782,000	2,877,306
Tencent Holdings Ltd., 3.375%, 5/02/19 (n)	2,661,000	2,720,529

		$9,754,210

Cable TV – 0.5%
Cox Communications, Inc., 9.375%, 1/15/19 (n)	$1,055,000	$1,366,320
NBCUniversal Enterprise, Inc., 1.974%, 4/15/19 (n)	1,741,000	1,726,355
NBCUniversal Media LLC, 2.875%, 1/15/23	1,820,000	1,807,582
Time Warner Cable, Inc., 4.5%, 9/15/42	817,000	795,334
Time Warner Entertainment Co. LP, 8.375%, 7/15/33	290,000	425,467
Videotron Ltd., 5%, 7/15/22	8,605,000	8,841,638

		$14,962,696

Chemicals – 1.5%
Celanese U.S. Holdings LLC, 4.625%, 11/15/22	$7,097,000	$7,132,485
CF Industries Holdings, Inc., 7.125%, 5/01/20	5,826,000	7,176,164

Issuer	Shares/Par	Value ($)

BONDS – continued
Chemicals – continued
CF Industries Holdings, Inc., 5.375%, 3/15/44	$3,102,000	$3,326,098
Dow Chemical Co., 8.55%, 5/15/19	8,579,000	11,026,323
FMC Corp., 4.1%, 2/01/24	7,046,000	7,359,477
LYB International Finance B.V., 4%, 7/15/23	2,752,000	2,889,094
LyondellBasell Industries N.V., 5.75%, 4/15/24	6,275,000	7,403,816

		$46,313,457

Computer Software – 0.2%
Oracle Corp., 2.5%, 10/15/22	$2,550,000	$2,439,644
VeriSign, Inc., 4.625%, 5/01/23	4,405,000	4,351,700

		$6,791,344

Computer Software – Systems – 0.0%
Seagate HDD Cayman, 3.75%, 11/15/18 (n)	$938,000	$959,105

Consumer Products – 0.6%
Mattel, Inc., 5.45%, 11/01/41	$5,337,000	$5,789,220
Newell Rubbermaid, Inc., 4.7%, 8/15/20	5,160,000	5,591,474
Reckitt Benckiser Treasury Services PLC, 3.625%, 9/21/23 (n)	6,765,000	6,929,592

		$18,310,286

Consumer Services – 0.2%
ADT Corp., 6.25%, 10/15/21	$4,860,000	$5,151,600

Containers – 0.4%
Crown American LLC, 4.5%, 1/15/23	$7,710,000	$7,509,540
Greif, Inc., 7.75%, 8/01/19	4,075,000	4,686,250

		$12,195,790

Defense Electronics – 0.0%
BAE Systems Holdings, Inc., 6.375%, 6/01/19 (n)	$500,000	$576,560

Electronics – 0.2%
NXP B.V., 5.75%, 2/15/21 (n)	$3,105,000	$3,264,131
NXP B.V./NXP Funding LLC, 3.75%, 6/01/18 (z)	1,470,000	1,473,675

		$4,737,806

Emerging Market Quasi-Sovereign – 0.1%
KazAgro National Management Holding, 4.625%, 5/24/23 (n)	$2,883,000	$2,789,014

Energy – Independent – 0.7%
Anadarko Petroleum Corp., 6.95%, 6/15/19	$1,400,000	$1,713,387
Anadarko Petroleum Corp., 6.375%, 9/15/17	1,253,000	1,442,629
ConocoPhillips, 6%, 1/15/20	740,000	880,431
EQT Corp., 4.875%, 11/15/21	3,718,000	4,063,451
Petrohawk Energy Corp., 7.25%, 8/15/18	2,250,000	2,351,250
Pioneer Natural Resources Co., 6.65%, 3/15/17	5,160,000	5,873,473

MFS Research Bond Series

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Energy – Independent – continued
Southwestern Energy Co., 4.1%, 3/15/22	$3,180,000	$3,370,266
Southwestern Energy Co., 7.5%, 2/01/18	2,144,000	2,555,215

		$22,250,102

Energy – Integrated – 0.5%
BG Energy Capital PLC, 2.875%, 10/15/16 (n)	$1,855,000	$1,930,639
BP Capital Markets PLC, 2.237%, 5/10/19	6,940,000	6,999,573
Chevron Corp., 1.104%, 12/05/17	1,560,000	1,552,829
Pacific Rubiales Energy Corp., 5.125%, 3/28/23 (n)	6,254,000	6,207,095

		$16,690,136

Entertainment – 0.7%
Carnival Corp., 3.95%, 10/15/20	$11,769,000	$12,439,598
Six Flags Entertainment Corp., 5.25%, 1/15/21 (n)	7,360,000	7,544,000

		$19,983,598

Financial Institutions – 2.1%
CIT Group, Inc., 5.5%, 2/15/19 (n)	$5,769,000	$6,252,154
General Electric Capital Corp., 4.65%, 10/17/21	1,733,000	1,927,165
General Electric Capital Corp., 3.15%, 9/07/22	5,800,000	5,826,489
General Electric Capital Corp., 7.5%, 8/21/35	4,000,000	5,639,120
General Electric Capital Corp., 7.125% to 6/15/22, FRN to 12/29/49	1,000,000	1,180,200
General Electric Capital Corp., 5.55%, 5/04/20	5,100,000	5,935,115
General Electric Capital Corp., 2.1%, 12/11/19	2,064,000	2,062,968
General Electric Capital Corp., 3.1%, 1/09/23	3,000,000	2,976,450
General Electric Capital Corp., 6.375% to 11/15/17, FRN to 11/15/67	5,150,000	5,742,250
International Lease Finance Corp., 7.125%, 9/01/18 (n)	1,190,000	1,380,400
Nationstar Mortgage LLC/Capital Corp., 6.5%, 7/01/21	8,810,000	8,832,025
SLM Corp., 4.625%, 9/25/17	7,121,000	7,503,754
SLM Corp., 8.45%, 6/15/18	2,300,000	2,719,750
SLM Corp., 8%, 3/25/20	5,448,000	6,299,250

		$64,277,090

Food & Beverages – 1.4%
Anheuser-Busch InBev S.A., 5.375%, 1/15/20	$3,000,000	$3,463,494
BRF S.A., 3.95%, 5/22/23 (n)	4,991,000	4,716,495
Embotelladora Andina S.A., 5%, 10/01/23 (n)	2,659,000	2,820,797
Kraft Foods Group, Inc., 5%, 6/04/42	3,347,000	3,578,268

Issuer	Shares/Par	Value ($)

BONDS – continued
Food & Beverages – continued
Kraft Foods Group, Inc., 3.5%, 6/06/22	$2,480,000	$2,546,377
Mead Johnson Nutrition Co., “A”, 4.9%, 11/01/19	903,000	1,003,368
Smithfield Foods, Inc., 6.625%, 8/15/22	7,095,000	7,769,025
Tyson Foods, Inc., 6.6%, 4/01/16	2,065,000	2,261,935
Tyson Foods, Inc., 4.5%, 6/15/22	6,476,000	6,791,303
Wm. Wrigley Jr. Co., 3.375%, 10/21/20 (n)	7,334,000	7,593,242

		$42,544,304

Food & Drug Stores – 0.2%
CVS Caremark Corp., 2.75%, 12/01/22	$7,000,000	$6,761,160

Forest & Paper Products – 0.4%
Georgia-Pacific LLC, 3.734%, 7/15/23 (n)	$7,576,000	$7,761,824
Georgia-Pacific LLC, 5.4%, 11/01/20 (n)	3,608,000	4,164,516

		$11,926,340

Gaming & Lodging – 0.2%
Wyndham Worldwide Corp., 4.25%, 3/01/22	$4,662,000	$4,791,515
Wyndham Worldwide Corp., 5.625%, 3/01/21	1,732,000	1,952,085

		$6,743,600

Insurance – 1.8%
American International Group, Inc., 8.25%, 8/15/18	$1,000,000	$1,242,409
American International Group, Inc., 5.85%, 1/16/18	950,000	1,084,503
American International Group, Inc., 4.125%, 2/15/24	3,681,000	3,874,749
American International Group, Inc., 6.4%, 12/15/20	8,142,000	9,829,397
American International Group, Inc., 4.875%, 9/15/16	9,468,000	10,241,176
Five Corners Funding Trust, 4.419%, 11/15/23 (n)	4,734,000	4,991,208
Genworth Holdings, Inc., 4.9%, 8/15/23	2,848,000	3,048,599
Metropolitan Life Global Funding I, 1.7%, 6/29/15 (z)	5,295,000	5,353,849
Pacific Lifecorp, 5.125%, 1/30/43 (n)	5,527,000	5,734,539
Unum Group, 7.125%, 9/30/16	2,028,000	2,296,917
Unum Group, 4%, 3/15/24	6,546,000	6,755,243
UnumProvident Corp., 6.85%, 11/15/15 (n)	1,148,000	1,234,270

		$55,686,859

Insurance – Health – 0.3%
Humana, Inc., 7.2%, 6/15/18	$6,739,000	$8,005,123

Insurance – Property & Casualty – 1.9%
Allied World Assurance, 5.5%, 11/15/20	$2,640,000	$2,982,463
Allstate Corp., 5.75%, 8/15/53	2,613,000	2,806,506
AXIS Capital Holdings Ltd., 5.75%, 12/01/14	555,000	566,808

MFS Research Bond Series

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Insurance – Property & Casualty – continued
CNA Financial Corp., 3.95%, 5/15/24	$3,144,000	$3,244,136
CNA Financial Corp., 5.875%, 8/15/20	3,280,000	3,838,236
Liberty Mutual Group, Inc., 4.25%, 6/15/23 (n)	10,306,000	10,681,829
Marsh & McLennan Cos., Inc., 4.05%, 10/15/23	4,129,000	4,345,727
Marsh & McLennan Cos., Inc., 3.5%, 6/03/24	5,961,000	5,952,917
Marsh & McLennan Cos., Inc., 4.8%, 7/15/21	7,863,000	8,733,198
PartnerRe Ltd., 5.5%, 6/01/20	3,483,000	3,961,731
Swiss Re Ltd., 4.25%, 12/06/42 (n)	926,000	891,966
XL Group PLC, 6.5% to 4/15/17, FRN to 12/29/49	2,088,000	2,061,900
ZFS Finance USA Trust II, 6.45% to 6/15/16, FRN to 12/15/65 (n)	1,842,000	1,984,755
ZFS Finance USA Trust V, 6.5% to 5/09/17, FRN to 5/09/67 (n)	4,852,000	5,191,640

		$57,243,812

International Market Quasi-Sovereign – 0.8%
Achmea Hypotheekbank N.V., 3.2%, 11/03/14 (n)	$699,000	$705,659
Electricite de France, FRN, 5.25%, 1/29/49 (n)	5,047,000	5,148,596
Israel Electric Corp. Ltd., 6.875%, 6/21/23 (n)	6,997,000	8,011,565
Statoil A.S.A., 2.45%, 1/17/23	2,114,000	2,029,136
Statoil A.S.A., 3.7%, 3/01/24	8,492,000	8,881,052

		$24,776,008

Internet – 0.2%
Baidu, Inc., 2.75%, 6/09/19	$5,016,000	$5,035,537

Local Authorities – 0.7%
State of California (Build America Bonds), 7.625%, 3/01/40	$860,000	$1,268,706
State of California (Build America Bonds), 7.6%, 11/01/40	7,175,000	10,847,811
State of Illinois (Build America Bonds), 6.63%, 2/01/35	2,320,000	2,649,324
State of Illinois (Build America Bonds), 6.9%, 3/01/35	3,635,000	4,174,688
State of Illinois (Build America Bonds), 6.725%, 4/01/35	1,055,000	1,225,794

		$20,166,323

Machinery & Tools – 0.2%
United Rentals North America, Inc., 7.375%, 5/15/20	$5,655,000	$6,248,775

Major Banks – 8.0%
ABN AMRO Bank N.V., 4.25%, 2/02/17 (n)	$5,664,000	$6,077,302
Banco Santander U.S. Debt S.A.U., 3.781%, 10/07/15 (n)	1,500,000	1,549,395
Bank of America Corp., 6.1%, 6/15/17	1,725,000	1,946,104

Issuer	Shares/Par	Value ($)

BONDS – continued
Major Banks – continued
Bank of America Corp., 3.3%, 1/11/23	$15,475,000	$15,253,027
Bank of America Corp., 4.125%, 1/22/24	10,960,000	11,299,683
Bank of America Corp., 4.875%, 4/01/44	3,440,000	3,549,856
Bank of America Corp., 5.625%, 7/01/20	8,555,000	9,841,963
Bank of America Corp., 5.875%, 1/05/21	1,670,000	1,953,830
Bank of New York Mellon Corp., 3.4%, 5/15/24	5,190,000	5,252,119
Credit Suisse Group AG, 6.5%, 8/08/23 (n)	5,150,000	5,716,500
DBS Bank Ltd., 3.625% to 9/21/17, FRN to 9/21/22 (n)	4,108,000	4,243,083
Goldman Sachs Group, Inc., 5.625%, 1/15/17	2,636,000	2,901,023
Goldman Sachs Group, Inc., 2.375%, 1/22/18	5,005,000	5,082,758
Goldman Sachs Group, Inc., 3.625%, 1/22/23	11,855,000	11,905,988
Goldman Sachs Group, Inc., 4%, 3/03/24	7,977,000	8,120,259
HSBC Holdings PLC, 4%, 3/30/22	5,466,000	5,815,250
HSBC Holdings PLC, 5.25%, 3/14/44	2,057,000	2,202,636
HSBC USA, Inc., 4.875%, 8/24/20	4,090,000	4,558,497
ING Bank N.V., 3.75%, 3/07/17 (n)	5,855,000	6,227,788
ING Bank N.V., 2%, 9/25/15 (n)	1,900,000	1,930,569
ING Bank N.V., 5.8%, 9/25/23 (n)	11,715,000	13,196,948
JPMorgan Chase & Co., 4.5%, 1/24/22	1,800,000	1,972,330
JPMorgan Chase & Co., 3.25%, 9/23/22	1,376,000	1,382,281
JPMorgan Chase & Co., 2%, 8/15/17	3,637,000	3,698,658
JPMorgan Chase & Co., 6.3%, 4/23/19	3,850,000	4,551,936
JPMorgan Chase & Co., 3.2%, 1/25/23	12,685,000	12,594,619
JPMorgan Chase & Co., 6.75% to 2/01/24, FRN to 1/29/49	7,715,000	8,303,269
JPMorgan Chase & Co., 4.25%, 10/15/20	2,800,000	3,037,532
JPMorgan Chase Bank N.A., 5.875%, 6/13/16	250,000	273,522
Merrill Lynch & Co., Inc., 6.05%, 5/16/16	4,869,000	5,295,851
Morgan Stanley, 3.875%, 4/29/24	8,329,000	8,429,947
Morgan Stanley, 5.75%, 10/18/16	944,000	1,041,027
Morgan Stanley, 5.95%, 12/28/17	400,000	455,388
Morgan Stanley, 3.75%, 2/25/23	8,585,000	8,733,340
Morgan Stanley, 5.5%, 7/24/20	1,600,000	1,839,642
Morgan Stanley, 5.5%, 7/28/21	14,214,000	16,329,427
PNC Bank N.A., 3.8%, 7/25/23	14,675,000	15,199,514
PNC Funding Corp., 5.625%, 2/01/17	6,173,000	6,827,517
Regions Financial Corp., 2%, 5/15/18	2,524,000	2,515,113
Royal Bank of Scotland PLC, 2.55%, 9/18/15	3,137,000	3,201,697
Royal Bank of Scotland PLC, 6%, 12/19/23	7,121,000	7,699,261

MFS Research Bond Series

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Major Banks – continued
Wachovia Corp., 6.605%, 10/01/25	$1,764,000	$2,120,573
Wells Fargo & Co., 5.90% to 6/15/24, FRN to 12/29/49	1,705,000	1,808,579

		$245,935,601

Medical & Health Technology & Services – 0.4%
Catholic Health Initiatives, 2.95%, 11/01/22	$6,666,000	$6,409,472
Express Scripts Holding Co., 2.65%, 2/15/17	5,011,000	5,205,943
McKesson Corp., 5.7%, 3/01/17	1,210,000	1,354,146

		$12,969,561

Metals & Mining – 1.4%
Barrick International (Barbados) Corp., 5.75%, 10/15/16 (n)	$4,010,000	$4,389,174
Barrick North America Finance LLC, 5.75%, 5/01/43	6,000,000	6,215,376
Freeport-McMoRan Copper & Gold, Inc., 3.875%, 3/15/23	4,000,000	3,987,824
Kinross Gold Corp., 5.95%, 3/15/24 (n)	6,437,000	6,697,969
Plains Exploration & Production Co., 6.875%, 2/15/23	8,679,000	10,154,430
Rio Tinto Finance (USA) PLC, 3.5%, 3/22/22	7,418,000	7,611,862
Southern Copper Corp., 6.75%, 4/16/40	3,312,000	3,601,157

		$42,657,792

Midstream – 3.1%
APT Pipelines Ltd., 3.875%, 10/11/22 (n)	$8,640,000	$8,657,211
DCP Midstream LLC, 3.875%, 3/15/23	1,430,000	1,447,771
El Paso Corp., 7.75%, 1/15/32	6,550,000	7,172,250
El Paso Pipeline Partners Operating Co. LLC, 4.3%, 5/01/24	5,995,000	6,037,804
Energy Transfer Partners LP, 5.15%, 2/01/43	3,573,000	3,669,803
Energy Transfer Partners LP, 4.65%, 6/01/21	6,198,000	6,676,430
EnLink Midstream Partners LP, 4.4%, 4/01/24	7,208,000	7,563,881
Enterprise Products Operating LLC, 3.9%, 2/15/24	7,980,000	8,254,983
Enterprise Products Partners LP, 7.034% to 1/15/18, FRN to 1/15/68	3,000,000	3,424,200
Kinder Morgan Energy Partners LP, 7.4%, 3/15/31	103,000	129,143
Kinder Morgan Energy Partners LP, 6.375%, 3/01/41	2,240,000	2,624,487
Kinder Morgan, Inc., 5.625%, 11/15/23 (n)	3,000,000	3,082,500
MarkWest Energy Partners LP, 5.5%, 2/15/23	4,755,000	5,064,075
ONEOK Partners LP, 6.2%, 9/15/43	7,222,000	8,633,388
ONEOK, Inc., 4.25%, 2/01/22	1,725,000	1,725,392

Issuer	Shares/Par	Value ($)

BONDS – continued
Midstream – continued
Sabine Pass Liquefaction LLC, 5.625%, 2/01/21	$7,271,000	$7,689,083
Spectra Energy Capital LLC, 8%, 10/01/19	613,000	773,417
Sunoco Logistics Partners LP, 4.25%, 4/01/24	1,108,000	1,140,641
Williams Cos., Inc., 3.7%, 1/15/23	10,087,000	9,703,059

		$93,469,518

Mortgage-Backed – 18.2%
Fannie Mae, 4.77%, 7/01/14	$52,581	$52,567
Fannie Mae, 4.86%, 1/01/15	78,880	78,914
Fannie Mae, 4.85%, 2/01/15	155,430	155,700
Fannie Mae, 4.56%, 3/01/15	48,662	49,620
Fannie Mae, 4.89%, 3/01/15 - 10/01/15	86,023	88,265
Fannie Mae, 4.74%, 4/01/15	43,884	44,548
Fannie Mae, 4.877%, 4/01/15	37,105	37,653
Fannie Mae, 4.815%, 6/01/15	49,822	50,793
Fannie Mae, 5.1%, 6/01/15	275,000	281,414
Fannie Mae, 3%, 7/01/15 - 4/01/27	12,467,893	12,951,063
Fannie Mae, 4.53%, 8/01/15	93,468	95,728
Fannie Mae, 4.6%, 8/01/15 - 9/01/19	787,191	872,374
Fannie Mae, 4.7%, 8/01/15	183,897	189,377
Fannie Mae, 4.78%, 8/01/15	93,389	95,786
Fannie Mae, 4.94%, 8/01/15	120,000	123,165
Fannie Mae, 5.46%, 11/01/15	707,345	736,527
Fannie Mae, 2.82%, 1/01/16	589,990	604,042
Fannie Mae, 5.08%, 2/01/16	325,612	340,094
Fannie Mae, 5.09%, 2/01/16	109,021	115,001
Fannie Mae, 5.134%, 2/01/16	2,349,638	2,466,244
Fannie Mae, 5.432%, 2/01/16	942,909	998,336
Fannie Mae, 5.732%, 7/01/16	1,435,186	1,554,990
Fannie Mae, 5.395%, 12/01/16	122,364	133,338
Fannie Mae, 5.012%, 1/01/17	78,647	80,056
Fannie Mae, 5.05%, 1/01/17	243,775	261,329
Fannie Mae, 5.28%, 3/01/17	132,119	142,246
Fannie Mae, 5.54%, 4/01/17	100,748	108,792
Fannie Mae, 5.479%, 6/01/17	742,381	812,436
Fannie Mae, 5.65%, 6/01/17	151,201	169,964
Fannie Mae, 1.18%, 9/01/17	2,414,407	2,421,915
Fannie Mae, 2.71%, 11/01/17	371,913	388,585
Fannie Mae, 5.5%, 11/01/17 - 4/01/40	24,513,626	27,495,373
Fannie Mae, 3.22%, 12/01/17	500,824	530,503
Fannie Mae, 3.307%, 12/01/17	1,325,246	1,400,928
Fannie Mae, 3.84%, 3/01/18	667,913	718,059
Fannie Mae, 3.99%, 4/01/18	600,000	648,687
Fannie Mae, 3.743%, 6/01/18	2,681,475	2,900,983
Fannie Mae, 5.341%, 6/01/18	483,259	547,187
Fannie Mae, 2.578%, 9/25/18	4,500,000	4,661,568
Fannie Mae, 5.18%, 3/01/19	125,023	136,625
Fannie Mae, 5.51%, 3/01/19	187,437	213,998
Fannie Mae, 1.99%, 10/01/19	2,700,000	2,702,886
Fannie Mae, 4.45%, 10/01/19	516,117	574,430
Fannie Mae, 1.97%, 11/01/19	1,068,830	1,069,314
Fannie Mae, 2.03%, 11/01/19	1,334,093	1,338,523

MFS Research Bond Series

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Mortgage-Backed – continued
Fannie Mae, 4.88%, 3/01/20	$24,888	$27,369
Fannie Mae, 5%, 6/01/20 - 7/01/40	20,409,996	22,668,434
Fannie Mae, 5.19%, 9/01/20	174,405	190,356
Fannie Mae, 3.416%, 10/01/20	1,625,261	1,731,449
Fannie Mae, 2.14%, 5/01/21	980,137	964,521
Fannie Mae, 3.89%, 7/01/21	1,200,000	1,298,578
Fannie Mae, 2.56%, 10/01/21	854,136	847,008
Fannie Mae, 2.64%, 11/01/21	1,293,645	1,299,175
Fannie Mae, 2.75%, 3/01/22	1,215,291	1,209,171
Fannie Mae, 6%, 8/01/22 - 3/01/39	7,905,241	8,901,819
Fannie Mae, 2.525%, 10/01/22	1,940,207	1,922,754
Fannie Mae, 2.68%, 3/01/23	1,860,305	1,860,380
Fannie Mae, 2.41%, 5/01/23	2,166,104	2,114,866
Fannie Mae, 2.55%, 5/01/23	1,112,900	1,097,936
Fannie Mae, 4.5%, 5/01/24 - 10/01/40	30,889,023	33,509,661
Fannie Mae, 4%, 3/01/25 - 4/01/41	14,153,107	15,042,205
Fannie Mae, 4.5%, 5/01/25	218,222	232,756
Fannie Mae, 3.5%, 9/01/25 - 1/01/42	10,599,371	11,156,834
Fannie Mae, 6.5%, 7/01/32 - 1/01/33	13,208	15,159
Fannie Mae, 3.5%, 4/01/43 - 9/01/43	10,381,543	10,703,210
Fannie Mae, TBA, 3%, 7/01/29	2,960,000	3,074,700
Fannie Mae, TBA, 4%, 7/01/44 - 8/01/44	70,162,000	74,439,610
Fannie Mae, TBA, 4.5%, 7/01/44	6,562,000	7,106,443
Federal Home Loan Bank, 5%, 7/01/35	5,963,962	6,623,646
Federal Home Loan Bank, 3%, 5/01/43	2,601,051	2,577,711
Freddie Mac, 3.034%, 10/25/20	2,606,000	2,722,663
Freddie Mac, 3.5%, 7/01/42	6,410,270	6,597,542
Freddie Mac, 1.655%, 11/25/16	1,696,158	1,724,482
Freddie Mac, 1.426%, 8/25/17	9,701,000	9,782,954
Freddie Mac, 3.882%, 11/25/17	1,936,000	2,088,758
Freddie Mac, 3.154%, 2/25/18	935,000	989,571
Freddie Mac, 5%, 7/01/18 - 4/01/40	1,779,551	1,978,320
Freddie Mac, 2.412%, 8/25/18	2,300,000	2,370,221
Freddie Mac, 2.303%, 9/25/18	8,971,000	9,196,737
Freddie Mac, 2.323%, 10/25/18	1,194,000	1,223,795
Freddie Mac, 2.22%, 12/25/18	1,200,000	1,223,906
Freddie Mac, 2.13%, 1/25/19	6,184,000	6,278,733
Freddie Mac, 2.086%, 3/25/19	7,200,000	7,281,374
Freddie Mac, 1.883%, 5/25/19	14,950,000	14,964,083
Freddie Mac, 5.5%, 6/01/19 - 1/01/38	1,288,647	1,446,653
Freddie Mac, 4.186%, 8/25/19	1,110,000	1,226,067
Freddie Mac, 1.869%, 11/25/19	6,121,000	6,078,153
Freddie Mac, 4.251%, 1/25/20	807,000	894,661
Freddie Mac, 2.757%, 5/25/20	1,028,176	1,070,843
Freddie Mac, 3.32%, 7/25/20 - 2/25/23	6,064,257	6,357,545
Freddie Mac, 2.856%, 1/25/21	5,331,000	5,498,026
Freddie Mac, 2.682%, 10/25/22	3,049,000	3,051,775
Freddie Mac, 3.3%, 4/25/23	6,099,972	6,342,013
Freddie Mac, 3.06%, 7/25/23	4,230,000	4,319,456
Freddie Mac, 3.531%, 7/25/23	2,401,000	2,536,087
Freddie Mac, 3.458%, 8/25/23	14,256,000	14,996,057
Freddie Mac, 4%, 7/01/25 - 11/01/43	24,928,336	26,456,193
Freddie Mac, 4.5%, 7/01/25 - 6/01/41	1,468,218	1,588,740
Freddie Mac, 3.5%, 8/01/26 - 3/01/43	24,891,028	25,636,609
Freddie Mac, 6%, 8/01/34 - 7/01/38	354,205	400,907

Issuer	Shares/Par	Value ($)

BONDS – continued
Mortgage-Backed – continued
Freddie Mac, 3%, 4/01/43 - 5/01/43	$3,636,546	$3,601,650
Freddie Mac, TBA, 4%, 7/01/44	5,913,000	6,264,084
Ginnie Mae, 4.5%, 6/20/41	1,902,568	2,082,501
Ginnie Mae, 5.5%, 5/15/33 - 1/20/42	4,810,556	5,389,001
Ginnie Mae, 6%, 1/20/36 - 1/15/39	685,538	772,518
Ginnie Mae, 4.5%, 4/15/39 - 9/20/41	37,586,453	41,116,401
Ginnie Mae, 4%, 10/20/40 - 10/20/42	7,757,288	8,316,869
Ginnie Mae, 3.5%, 11/15/40 - 7/20/43	17,181,991	17,922,115
Ginnie Mae, TBA, 4%, 7/01/43	4,700,000	5,023,844
Ginnie Mae, TBA, 4.5%, 7/01/43	7,813,000	8,531,123

		$557,398,707

Municipals – 0.1%
Florida Hurricane Catastrophe Fund Finance Corp. Rev., “A”, 1.298%, 7/01/16	$1,750,000	$1,765,330

Natural Gas – Distribution – 0.1%
Centrica PLC, 4%, 10/16/23 (z)	$3,955,000	$3,959,070

Network & Telecom – 1.2%
Empresa Nacional de Telecomunicaciones S.A., 4.875%, 10/30/24 (n)	$5,491,000	$5,718,003
Verizon Communications, Inc., 5.15%, 9/15/23	9,299,000	10,406,446
Verizon Communications, Inc., 6.55%, 9/15/43	15,076,000	18,972,257

		$35,096,706

Oil Services – 0.7%
Odebrecht Offshore Drilling Finance Ltd., 6.75%, 10/01/22 (n)	$6,346,364	$6,793,783
Rowan Cos., Inc., 5.4%, 12/01/42	6,573,000	6,553,971
Schlumberger Norge A.S., 1.25%, 8/01/17 (n)	8,144,000	8,137,843
Transocean, Inc., 3.8%, 10/15/22	1,100,000	1,088,695

		$22,574,292

Other Banks & Diversified Financials – 3.2%
Abbey National Treasury Services PLC, 3.05%, 8/23/18	$2,885,000	$3,021,241
American Express Co., 7%, 3/19/18	2,000,000	2,378,304
American Express Credit Corp., 5.125%, 8/25/14	4,200,000	4,229,938
Bank of Tokyo-Mitsubishi UFJ Ltd., 2.7%, 9/09/18 (n)	9,129,000	9,408,210
BBVA Bancomer S.A. de C.V., 6.75%, 9/30/22 (n)	2,570,000	2,942,650
Capital One Bank (USA) N.A., 3.375%, 2/15/23	10,111,000	10,042,700
Capital One Financial Corp., 6.15%, 9/01/16	1,970,000	2,180,130
Citigroup, Inc., 3.75%, 6/16/24	11,122,000	11,153,053
Citigroup, Inc., 8.5%, 5/22/19	3,510,000	4,486,450
Citigroup, Inc., 4.875%, 5/07/15	1,000,000	1,035,440
Citigroup, Inc., 5.5%, 10/15/14	178,000	180,570

MFS Research Bond Series

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Other Banks & Diversified Financials – continued
Citigroup, Inc., 5.375%, 8/09/20	$2,500,000	$2,864,850
Discover Bank, 7%, 4/15/20	7,009,000	8,418,944
Fifth Third Bancorp, 3.5%, 3/15/22	2,780,000	2,868,993
Fifth Third Bancorp, 2.3%, 3/01/19	1,045,000	1,050,448
Groupe BPCE S.A., 12.5% to 8/6/09, FRN to 8/29/49 (n)	7,880,000	10,795,600
Intesa Sanpaolo S.p.A., 5.017%, 6/26/24 (z)	3,180,000	3,217,572
Macquarie Group Ltd., 3%, 12/03/18 (n)	1,320,000	1,354,069
Macquarie Group Ltd., 6%, 1/14/20 (n)	5,268,000	5,967,791
Rabobank Nederland N.V., 3.95%, 11/09/22	4,408,000	4,481,296
Santander Holdings USA, Inc., 4.625%, 4/19/16	2,621,000	2,786,652
SunTrust Banks, Inc., 3.5%, 1/20/17	2,732,000	2,892,587

		$97,757,488

Pharmaceuticals – 1.8%
Celgene Corp., 1.9%, 8/15/17	$5,062,000	$5,135,855
Celgene Corp., 2.45%, 10/15/15	4,949,000	5,046,555
Forest Laboratories, Inc., 4.875%, 2/15/21 (n)	21,349,000	23,313,535
Gilead Sciences, Inc., 4.8%, 4/01/44	6,643,000	7,009,660
Teva Pharmaceutical Finance B.V., 2.95%, 12/18/22	9,309,000	8,952,726
VPII Escrow Corp., 6.75%, 8/15/18 (z)	3,795,000	4,089,113

		$53,547,444

Railroad & Shipping – 0.0%
Canadian Pacific Railway Co., 4.45%, 3/15/23	$862,000	$944,186

Real Estate – Apartment – 0.1%
Mid-America Apartment Communities, Inc., REIT, 4.3%, 10/15/23	$2,417,000	$2,530,116

Real Estate – Healthcare – 0.3%
HCP, Inc., REIT, 3.75%, 2/01/19	$8,264,000	$8,805,953
HCP, Inc., REIT, 5.375%, 2/01/21	1,134,000	1,289,873

		$10,095,826

Real Estate – Office – 0.4%
Boston Properties LP, REIT, 3.85%, 2/01/23	$3,100,000	$3,196,829
Boston Properties LP, REIT, 3.8%, 2/01/24	3,803,000	3,845,985
Boston Properties LP, REIT, 3.7%, 11/15/18	5,395,000	5,759,346

		$12,802,160

Real Estate – Other – 0.0%
Liberty Property LP, REIT, 5.5%, 12/15/16	$1,013,000	$1,105,994

Real Estate – Retail – 0.6%
DDR Corp., REIT, 4.625%, 7/15/22	$2,365,000	$2,530,661
DDR Corp., REIT, 3.375%, 5/15/23	5,368,000	5,210,857
Kimco Realty Corp., REIT, 5.783%, 3/15/16	1,794,000	1,939,689

Issuer	Shares/Par	Value ($)

BONDS – continued
Real Estate – Retail – continued
Simon Property Group, Inc., REIT, 10.35%, 4/01/19	$3,213,000	$4,353,162
WEA Finance LLC, 6.75%, 9/02/19 (n)	3,612,000	4,501,787

		$18,536,156

Restaurants – 0.2%
YUM! Brands, Inc., 5.35%, 11/01/43	$6,259,000	$6,855,627

Retailers – 0.9%
Cencosud S.A., 5.5%, 1/20/21	$3,126,000	$3,304,613
Gap, Inc., 5.95%, 4/12/21	7,230,000	8,367,163
Home Depot, Inc., 5.95%, 4/01/41	2,318,000	2,905,096
Kohl’s Corp., 3.25%, 2/01/23	5,182,000	5,013,321
Target Corp., 3.5%, 7/01/24	6,246,000	6,316,474

		$25,906,667

Specialty Chemicals – 0.3%
Ecolab, Inc., 4.35%, 12/08/21	$5,300,000	$5,811,779
Mexichem S.A.B. de C.V., 6.75%, 9/19/42 (n)	3,236,000	3,462,520

		$9,274,299

Supermarkets – 0.1%
Delhaize Group, 4.125%, 4/10/19	$718,000	$753,978
Kroger Co., 3.85%, 8/01/23	2,248,000	2,309,739

		$3,063,717

Telecommunications – Wireless – 1.2%
American Tower Corp., REIT, 5.05%, 9/01/20	$4,000,000	$4,457,064
American Tower Corp., REIT, 3.5%, 1/31/23	5,862,000	5,748,512
American Tower Corp., REIT, 5%, 2/15/24	8,893,000	9,658,936
Crown Castle Towers LLC, 4.883%, 8/15/20 (n)	2,400,000	2,650,992
Crown Castle Towers LLC, 6.113%, 1/15/20 (n)	5,096,000	5,998,125
MTS International Funding Ltd., 5%, 5/30/23 (n)	4,798,000	4,660,058
Rogers Communications, Inc., 5%, 3/15/44	3,525,000	3,675,912

		$36,849,599

Tobacco – 0.7%
Altria Group, Inc., 2.85%, 8/09/22	$7,089,000	$6,821,645
Altria Group, Inc., 2.95%, 5/02/23	2,030,000	1,943,366
Lorillard Tobacco Co., 8.125%, 6/23/19	4,574,000	5,702,653
Reynolds American, Inc., 6.75%, 6/15/17	7,300,000	8,380,911

		$22,848,575

Transportation – Services – 0.4%
ERAC USA Finance Co., 7%, 10/15/37 (n)	$2,690,000	$3,524,842
ERAC USA Finance LLC, 3.85%, 11/15/24 (n)	1,612,000	1,623,940

MFS Research Bond Series

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Transportation – Services – continued
Navios Maritime Holding, Inc., 7.375%, 1/15/22 (n)	$7,035,000	$7,246,050

		$12,394,832

U.S. Government Agencies and Equivalents – 2.3%
National Credit Union Administration Guaranteed Note, 2.9%, 10/29/20	$980,000	$1,017,068
Small Business Administration, 5.11%, 4/01/25	77,328	83,677
Small Business Administration, 4.43%, 5/01/29	796,218	863,103
Small Business Administration, 2.37%, 8/01/32	1,356,331	1,320,462
Small Business Administration, 3.21%, 9/01/30	7,760,038	7,955,179
Small Business Administration, 2.13%, 1/01/33	4,760,699	4,571,987
Small Business Administration, 2.21%, 2/01/33	1,196,441	1,151,773
Small Business Administration, 2.22%, 3/01/33	4,354,363	4,196,585
Small Business Administration, 2.08%, 4/01/33	6,445,593	6,160,182
Small Business Administration, 2.45%, 6/01/33	7,760,432	7,613,056
Small Business Administration, 3.15%, 7/01/33	10,705,000	10,912,731
Small Business Administration, 3.16%, 8/01/33	11,069,211	11,300,046
Small Business Administration, 3.62%, 9/01/33	9,824,679	10,320,731
Small Business Administration, 4.93%, 1/01/24	39,711	42,824
Small Business Administration, 4.34%, 3/01/24	58,374	61,509
Small Business Administration, 4.99%, 9/01/24	48,162	52,259
Small Business Administration, 4.86%, 1/01/25	111,523	120,160
Small Business Administration, 4.625%, 2/01/25	108,425	115,275
Small Business Administration, 3.25%, 11/01/30	713,942	732,274
Small Business Administration, 2.85%, 9/01/31	1,582,835	1,600,131

		$70,191,012

U.S. Treasury Obligations – 15.9%
U.S. Treasury Bonds, 3.375%, 11/15/19	$1,800,000	$1,955,812
U.S. Treasury Bonds, 4.5%, 2/15/36	26,940,000	32,719,465
U.S. Treasury Bonds, 4.75%, 2/15/37	22,300,000	28,031,791
U.S. Treasury Bonds, 4.375%, 2/15/38	17,377,000	20,746,505
U.S. Treasury Bonds, 4.5%, 8/15/39	77,297,600	94,218,508
U.S. Treasury Bonds, 3.125%, 11/15/41	500,000	484,531
U.S. Treasury Bonds, 3.125%, 2/15/42	1,300,000	1,257,750
U.S. Treasury Notes, 2.125%, 5/31/15 (f)	76,244,000	77,625,923

Issuer	Shares/Par	Value ($)

BONDS – continued
U.S. Treasury Obligations – continued
U.S. Treasury Notes, 0.375%, 11/15/15	$5,600,000	$5,612,690
U.S. Treasury Notes, 0.375%, 2/15/16	92,025,000	92,132,853
U.S. Treasury Notes, 0.875%, 12/31/16	101,350,000	101,880,466
U.S. Treasury Notes, 2.875%, 3/31/18	2,000,000	2,123,282
U.S. Treasury Notes, 2.625%, 4/30/18	1,600,000	1,683,626
U.S. Treasury Notes, 1.5%, 8/31/18	13,955,000	14,028,040
U.S. Treasury Notes, 1%, 8/31/19	5,600,000	5,409,253
U.S. Treasury Notes, 3.625%, 2/15/20	4,200,000	4,619,672
U.S. Treasury Notes, TIPS, 1.625%, 1/15/15	856,683	870,738
U.S. Treasury Notes, TIPS, 2%, 1/15/16	1,469,174	1,548,945

		$486,949,850

Utilities – Electric Power – 2.4%
American Electric Power Co., Inc., 2.95%, 12/15/22	$3,200,000	$3,109,661
Berkshire Hathaway Energy Co., 5.15%, 11/15/43	6,436,000	7,215,960
CMS Energy Corp., 6.25%, 2/01/20	1,925,000	2,284,831
CMS Energy Corp., 5.05%, 2/15/18	1,000,000	1,105,972
CMS Energy Corp., 5.05%, 3/15/22	5,272,000	5,992,055
Constellation Energy Group, Inc., 5.15%, 12/01/20	2,487,000	2,803,043
Duke Energy Corp., 3.75%, 4/15/24	2,859,000	2,936,505
EDP Finance B.V., 5.25%, 1/14/21 (n)	3,848,000	4,078,880
Empresa Nacional de Electricidad S.A., 4.25%, 4/15/24	5,095,000	5,123,343
Enel Finance International S.A., 6.25%, 9/15/17 (n)	3,623,000	4,133,999
Enel Finance International S.A., 6%, 10/07/39 (n)	3,700,000	4,215,691
Exelon Corp., 4.9%, 6/15/15	5,842,000	6,072,987
Exelon Generation Co. LLC, 4.25%, 6/15/22	3,983,000	4,158,861
Pacific Gas & Electric Co., 3.25%, 6/15/23	4,335,000	4,329,603
PPL Capital Funding, Inc., 5%, 3/15/44	3,429,000	3,690,626
PPL Corp., 3.5%, 12/01/22	1,050,000	1,067,148
PPL WEM Holdings PLC, 5.375%, 5/01/21 (n)	8,842,000	9,945,791
Waterford 3 Funding Corp., 8.09%, 1/02/17	39,491	39,474

		$72,304,430

Total Bonds (Identified Cost, $2,905,949,301)		$2,976,884,326

MONEY MARKET FUNDS – 4.4%
MFS Institutional Money Market Portfolio, 0.08%, at Cost and Net Asset Value (v)	134,353,817	$134,353,817

Total Investments (Identified Cost, $3,040,303,118)		$3,111,238,143

OTHER ASSETS, LESS LIABILITIES – (1.7)%		(52,556,218)

Net Assets – 100.0%		$3,058,681,925

MFS Research Bond Series

Portfolio of Investments (unaudited) – continued

(d)	In default. Interest and/or scheduled principal payment(s) have been missed.

(f)	All or a portion of the security has been segregated as collateral for open futures contracts.

(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $430,445,211 representing 14.1% of net assets.

(q)	Interest received was less than stated coupon rate.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Babson Ltd., CLO, FRN, 1.327%, 4/20/25	3/12/14	$7,197,157	$7,226,046
Bayview Commercial Asset Trust, FRN, 0%, 4/25/36	2/28/06	29,136	0
Bayview Commercial Asset Trust, FRN, 0%, 7/25/36	5/16/06	18,327	0
Bayview Commercial Asset Trust, FRN, 0%, 10/25/36	9/11/06	60,209	0
Bayview Commercial Asset Trust, FRN, 0%, 12/25/36	10/25/06	36,200	0
Bayview Commercial Asset Trust, FRN, 0%, 3/25/37	1/26/07	13,269	0
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.749%, 12/28/40	3/01/06	149,141	99,178
Capital Trust Realty Ltd., CDO, 5.267%, 6/25/35	9/14/10-3/25/11	1,554,441	1,701,520
Centrica PLC, 4%, 10/16/23	10/10/13	3,928,632	3,959,070
Commercial Mortgage Asset Trust, FRN, 0.814%, 1/17/32	4/09/12	3,305	3,671
Falcon Franchise Loan LLC, FRN, 15.803%, 1/05/25	1/29/03	1,416	5,817
First Union National Bank Commercial Mortgage Trust, FRN, 1.902%, 1/12/43	4/09/12	6	260
Ford Credit Auto Owner Trust, 2014-1, “A”, 2.26%, 11/15/25	5/06/14	4,557,875	4,599,876
Hertz Fleet Lease Funding LP, 2014-1, FRN, 0.553%, 4/10/28	3/25/14	7,424,000	7,427,638
Intesa Sanpaolo S.p.A., 5.017%, 6/26/24	6/19/14	3,180,000	3,217,572
Martin Marietta Materials, Inc., 4.25%, 7/02/24	6/23/14	3,905,532	3,957,484
Metropolitan Life Global Funding I, 1.7%, 6/29/15	10/25/12-10/26/12	5,338,369	5,353,849
NXP B.V./NXP Funding LLC, 3.75%, 6/01/18	5/06/13	1,470,000	1,473,675
Preferred Term Securities XIX Ltd., CDO, FRN, 0.58%, 12/22/35	3/28/11	248,016	278,094
SES S.A., 5.3%, 4/04/43	1/08/14	3,178,161	3,488,361
VPII Escrow Corp., 6.75%, 8/15/18	6/27/13	3,795,000	4,089,113
Total Restricted Securities			$46,881,224
% of Net assets			1.5%

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation

CLO	Collateralized Loan Obligation

FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.

PLC	Public Limited Company

REIT	Real Estate Investment Trust

TBA	To Be Announced

TIPS	Treasury Inflation Protected Security

MFS Research Bond Series

Portfolio of Investments (unaudited) – continued

Derivative Contracts at 6/30/14

Futures Contracts at 6/30/14

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr (Short)	USD	1,270	$158,968,281	September - 2014	$568,088
U.S. Treasury Bond 30 yr (Short)	USD	360	49,387,500	September - 2014	201,240

					$769,328

At June 30, 2014, the fund had liquid securities with an aggregate value of $2,561,590 to cover any commitments for certain derivative contracts.

See Notes to Financial Statements

MFS Research Bond Series

FINANCIAL STATEMENTS  |  STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

At 6/30/14
Assets
Investments –
Non-affiliated issuers, at value (identified cost, $2,905,949,301)	$2,976,884,326
Underlying affiliated funds, at cost and value	134,353,817
Total investments, at value (identified cost, $3,040,303,118)	$3,111,238,143
Cash	635,413
Receivables for
Investments sold	24,227,908
Fund shares sold	9,283,135
Interest	24,679,940
Other assets	8,030
Total assets		$3,170,072,569
Liabilities
Payables for
Daily variation margin on open futures contracts	$200,469
Investments purchased	3,905,532
TBA purchase commitments	103,132,025
Fund shares reacquired	3,673,652
Payable to affiliates
Investment adviser	155,258
Shareholder servicing costs	1,394
Distribution and/or service fees	51,746
Payable for independent Trustees’ compensation	10
Accrued expenses and other liabilities	270,558
Total liabilities		$111,390,644
Net assets		$3,058,681,925
Net assets consist of
Paid-in capital	$2,886,580,765
Unrealized appreciation (depreciation) on investments	71,704,353
Accumulated net realized gain (loss) on investments	(23,110,670)
Undistributed net investment income	123,507,477
Net assets		$3,058,681,925
Shares of beneficial interest outstanding		225,199,208

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$1,169,529,178	85,194,500	$13.73
Service Class	1,889,152,747	140,004,708	13.49

See Notes to Financial Statements

MFS Research Bond Series

FINANCIAL STATEMENTS  |  STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Six months ended 6/30/14
Net investment income
Income
Interest	$50,749,116
Dividends from underlying affiliated funds	41,489
Total investment income		$50,790,605
Expenses
Management fee	$7,572,401
Distribution and/or service fees	2,314,817
Shareholder servicing costs	45,167
Administrative services fee	181,482
Independent Trustees’ compensation	21,366
Custodian fee	81,794
Shareholder communications	90,511
Audit and tax fees	35,979
Legal fees	13,399
Miscellaneous	39,492
Total expenses		$10,396,408
Fees paid indirectly	(274)
Reduction of expenses by investment adviser	(196,012)
Net expenses		$10,200,122
Net investment income		$40,590,483
Realized and unrealized gain (loss) on investments
Realized gain (loss) (identified cost basis)
Investments	$5,830,034
Futures contracts	(5,601,771)
Net realized gain (loss) on investments		$228,263
Change in unrealized appreciation (depreciation)
Investments	$96,264,446
Futures contracts	(3,012,912)
Net unrealized gain (loss) on investments		$93,251,534
Net realized and unrealized gain (loss) on investments		$93,479,797
Change in net assets from operations		$134,070,280

See Notes to Financial Statements

MFS Research Bond Series

FINANCIAL STATEMENTS  |  STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 6/30/14 (unaudited	)	Year ended 12/31/13
Change in net assets
From operations
Net investment income	$40,590,483		$66,697,671
Net realized gain (loss) on investments	228,263		(1,446,148)
Net unrealized gain (loss) on investments	93,251,534		(88,361,181)
Change in net assets from operations	$134,070,280		$(23,109,658)
Distributions declared to shareholders
From net investment income	$—		$(31,426,373)
From net realized gain on investments	—		(12,316,848)
Total distributions declared to shareholders	$—		$(43,743,221)
Change in net assets from fund share transactions	$(120,109,820)		$614,866,540
Total change in net assets	$13,960,460		$548,013,661
Net assets
At beginning of period	3,044,721,465		2,496,707,804
At end of period (including undistributed net investment income of $123,507,477 and $82,916,994, respectively)	$3,058,681,925		$3,044,721,465

See Notes to Financial Statements

MFS Research Bond Series

FINANCIAL STATEMENTS  |  FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Initial Class	Six months ended 6/30/14		Years ended 12/31
			2013	2012	2011	2010	2009
	(unaudited)
Net asset value, beginning of period	$13.13		$13.49	$13.01	$12.66	$12.20	$11.00
Income (loss) from investment operations
Net investment income (d)	$0.19		$0.35	$0.37	$0.44	$0.44	$0.51
Net realized and unrealized gain (loss) on investments	0.41		(0.49)	0.57	0.41	0.45	1.20
Total from investment operations	$0.60		$(0.14)	$0.94	$0.85	$0.89	$1.71
Less distributions declared to shareholders
From net investment income	$—		$(0.16)	$(0.37)	$(0.35)	$(0.39)	$(0.51)
From net realized gain on investments	—		(0.06)	(0.09)	(0.15)	(0.04)	—
Total distributions declared to shareholders	$—		$(0.22)	$(0.46)	$(0.50)	$(0.43)	$(0.51)
Net asset value, end of period (x)	$13.73		$13.13	$13.49	$13.01	$12.66	$12.20
Total return (%) (k)(r)(s)(x)	4.57	(n)	(1.03)	7.35	6.75	7.47	16.16
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.53	(a)	0.54	0.56	0.57	0.59	0.62
Expenses after expense reductions (f)	0.52	(a)	0.53	0.56	0.57	0.59	0.62
Net investment income	2.83	(a)	2.65	2.76	3.41	3.51	4.38
Portfolio turnover	24	(n)	68	114	60	66	113
Net assets at end of period (000 omitted)	$1,169,529		$1,208,132	$850,417	$367,398	$371,865	$317,851

Service Class	Six months ended 6/30/14		Years ended 12/31
			2013	2012	2011	2010	2009
	(unaudited)
Net asset value, beginning of period	$12.92		$13.30	$12.85	$12.53	$12.10	$10.91
Income (loss) from investment operations
Net investment income (d)	$0.17		$0.31	$0.33	$0.40	$0.40	$0.47
Net realized and unrealized gain (loss) on investments	0.40		(0.48)	0.57	0.41	0.45	1.20
Total from investment operations	$0.57		$(0.17)	$0.90	$0.81	$0.85	$1.67
Less distributions declared to shareholders
From net investment income	$—		$(0.15)	$(0.36)	$(0.34)	$(0.38)	$(0.48)
From net realized gain on investments	—		(0.06)	(0.09)	(0.15)	(0.04)	—
Total distributions declared to shareholders	$—		$(0.21)	$(0.45)	$(0.49)	$(0.42)	$(0.48)
Net asset value, end of period (x)	$13.49		$12.92	$13.30	$12.85	$12.53	$12.10
Total return (%) (k)(r)(s)(x)	4.41	(n)	(1.29)	7.06	6.48	7.20	15.91
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.78	(a)	0.79	0.81	0.82	0.84	0.87
Expenses after expense reductions (f)	0.77	(a)	0.78	0.81	0.82	0.84	0.87
Net investment income	2.58	(a)	2.39	2.48	3.13	3.20	4.07
Portfolio turnover	24	(n)	68	114	60	66	113
Net assets at end of period (000 omitted)	$1,889,153		$1,836,589	$1,646,291	$406,273	$211,077	$44,776

See Notes to Financial Statements

MFS Research Bond Series

Financial Highlights – continued

(a)	Annualized.

(d)	Per share data is based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(n)	Not annualized.

(r)	Certain expenses have been reduced without which performance would have been lower.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

(x)	The net asset values per share and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

MFS Research Bond Series

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1)	Business and Organization

MFS Research Bond Series (the fund) is a diversified series of MFS Variable Insurance Trust (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services – Investment Companies.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in high-yield securities rated below investment grade. Investments in high-yield securities involve greater degrees of credit and market risk than investments in higher-rated securities and tend to be more sensitive to economic conditions. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment.

In June 2014, FASB issued Accounting Standards Update 2014-11, Transfers and Servicing (Topic 860) – Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (“ASU 2014-11”). ASU 2014-11 changes the accounting for repurchase-to-maturity transactions and enhances the required disclosures for repurchase agreements and other similar transactions. Although still evaluating the potential impacts of ASU 2014-11 to the fund, management expects that the impact of the fund’s adoption will be limited to additional financial statement disclosures which would first be effective for interim reporting periods beginning after March 15, 2015.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is

MFS Research Bond Series

Notes to Financial Statements (unaudited) – continued

principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures contracts. The following is a summary of the levels used as of June 30, 2014 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	$—	$557,140,862	$—	$557,140,862
Non-U.S. Sovereign Debt	—	27,565,022	—	27,565,022
Municipal Bonds	—	1,765,330	—	1,765,330
U.S. Corporate Bonds	—	1,129,555,731	—	1,129,555,731
Residential Mortgage-Backed Securities	—	564,253,318	—	564,253,318
Commercial Mortgage-Backed Securities	—	284,116,000	—	284,116,000
Asset-Backed Securities (including CDOs)	—	110,428,803	—	110,428,803
Foreign Bonds	—	302,059,260	—	302,059,260
Mutual Funds	134,353,817	—	—	134,353,817
Total Investments	$134,353,817	$2,976,884,326	$—	$3,111,238,143

Other Financial Instruments
Futures Contracts	$769,328	$—	$—	$769,328

For further information regarding security characteristics, see the Portfolio of Investments.

Inflation-Adjusted Debt Securities – The fund invests in inflation-adjusted debt securities issued by the U.S. Treasury. The fund also invests in inflation-adjusted debt securities issued by U.S. Government agencies and instrumentalities other than the U.S. Treasury and by other entities such as U.S. and foreign corporations and foreign governments. The principal value of these debt securities is adjusted through income according to changes in the Consumer Price Index or another general price or wage index. These debt securities typically pay a fixed rate of interest, but this fixed rate is applied to the inflation-adjusted principal amount. The principal paid at maturity of the debt security is typically equal to the inflation-adjusted principal amount, or the security’s original par value, whichever is greater. Other types of inflation-adjusted securities may use other methods to adjust for other measures of inflation.

Derivatives – The fund uses derivatives for different purposes, primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

The derivative instruments used by the fund were futures contracts. The fund’s period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.

MFS Research Bond Series

Notes to Financial Statements (unaudited) – continued

The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at June 30, 2014 as reported in the Statement of Assets and Liabilities:

		Fair Value (a)
Risk	Derivative Contracts	Asset Derivatives
Interest Rate	Interest Rate Futures	$769,328

(a)	The value of futures contracts includes cumulative appreciation (depreciation) as reported in the fund’s Portfolio of Investments. Only the current day variation margin for futures contracts is separately reported within the fund’s Statement of Assets and Liabilities.

The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended June 30, 2014 as reported in the Statement of Operations:

Risk	Futures Contracts
Interest Rate	$(5,601,771)

The following table presents, by major type of derivative contract, the change in unrealized appreciation (depreciation) on derivatives held by the fund for the six months ended June 30, 2014 as reported in the Statement of Operations:

Risk	Futures Contracts
Interest Rate	$(3,012,912)

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, over-the-counter derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific ISDA counterparty is subject.

Collateral and margin requirements differ by type of derivative. Margin requirements are set by the broker or clearing house for cleared derivatives (i.e., futures contracts, cleared swaps, and exchange-traded options) while collateral terms are contract specific for over-the-counter traded derivatives (i.e., forward foreign currency exchange contracts, uncleared swap agreements, and over-the-counter options). For derivatives traded under an ISDA Master Agreement, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated to cover the fund’s collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as “Restricted cash” or “Deposits with brokers.” Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments.

Futures Contracts – The fund entered into futures contracts which may be used to hedge against or obtain broad market exposure, interest rate exposure, currency exposure, or to manage duration. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a certain percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures contracts is realized.

The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures contracts may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.

Dollar Roll Transactions – The fund enters into dollar roll transactions, with respect to mortgage backed securities issued by Ginnie Mae, Fannie Mae, and Freddie Mac, in which the fund sells mortgage backed securities to financial institutions and simultaneously agrees to purchase similar (same issuer, type and coupon) securities at a later date at an agreed-upon price. During the period between the sale and repurchase in a dollar roll transaction the fund will not be entitled to receive interest and principal

MFS Research Bond Series

Notes to Financial Statements (unaudited) – continued

payments on the securities sold but is compensated by interest earned on the proceeds of the initial sale and by a lower purchase price on the securities to be repurchased which enhances the fund’s total return. The fund accounts for dollar roll transactions as purchases and sales and realizes gains and losses on these transactions.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted upward or downward based on the rate of inflation. Interest is accrued based on the principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond is generally recorded as an increase or decrease in interest income, respectively, even though the adjusted principal is not received until maturity. Interest payments received in additional securities are recorded on the ex-interest date in an amount equal to the value of the security on such date. Debt obligations may be placed on non-accrual status or set to accrue at a rate of interest less than the contractual coupon when the collection of all or a portion of interest has become doubtful. Interest income for those debt obligations may be further reduced by the write-off of the related interest receivables when deemed uncollectible.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

The fund invests a significant portion of its assets in asset-backed and/or mortgage-backed securities. The value of these securities may depend, in part, on the issuer’s or borrower’s credit quality or ability to pay principal and interest when due and may fall if an issuer or borrower defaults on its obligation to pay principal or interest or if the instrument’s credit rating is downgraded by a credit rating agency. U.S. Government securities not supported as to the payment of principal or interest by the U.S. Treasury, such as those issued by Fannie Mae, Freddie Mac, and the Federal Home Loan Banks, are subject to greater credit risk than are U.S. Government securities supported by the U.S. Treasury, such as those issued by Ginnie Mae.

The fund purchased or sold debt securities on a when-issued or delayed delivery basis, or in a “To Be Announced” (TBA) or “forward commitment” transaction with delivery or payment to occur at a later date beyond the normal settlement period. At the time a fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the security acquired is reflected in the fund’s net asset value. The price of such security and the date that the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. TBA securities resulting from these transactions are included in the Portfolio of Investments. TBA purchase (sale) commitments are held at carrying amount, which approximates fair value and are categorized as level 2 within the fair value hierarchy No interest accrues to the fund until payment takes place. At the time that a fund enters into this type of transaction, the fund is required to have sufficient cash and/or liquid securities to cover its commitments. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors. Additionally, losses may arise due to declines in the value of the securities prior to settlement date.

To mitigate this risk of loss on TBA securities and other types of forward settling mortgage-backed securities, the fund whenever possible enters into a Master Securities Forward Transaction Agreement (“MSFTA”) on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The MSFTA gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. Upon an event of default or a termination of the MSFTA, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the MSFTA could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.

For mortgage backed securities traded under a MSFTA, the collateral and margining requirements are contract specific. Collateral amounts across all transactions traded under such agreement are netted and one amount is posted from one party to the other to collateralize such obligations. Cash that has been pledged to cover the fund’s collateral or margin obligations under a MSFTA, if any, will be reported separately on the Statement of Assets and Liabilities as restricted cash. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended June 30, 2014, is shown as a reduction of total expenses in the Statement of Operations.

MFS Research Bond Series

Notes to Financial Statements (unaudited) – continued

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the Fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to amortization and accretion of debt securities and derivative transactions.

The tax character of distributions declared to shareholders for the last fiscal year is as follows:

12/31/13
Ordinary income (including any short-term capital gains)	$40,367,445
Long-term capital gains	3,375,776
Total distributions	$43,743,221

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 6/30/14
Cost of investments	$3,058,373,458
Gross appreciation	78,029,989
Gross depreciation	(25,165,304)
Net unrealized appreciation (depreciation)	$52,864,685

As of 12/31/13
Undistributed ordinary income	82,917,138
Capital loss carryforwards	(1,933,901)
Other temporary differences	(262,741)
Net unrealized appreciation (depreciation)	(42,689,616)

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

As of December 31, 2013 the fund had capital loss carryforwards available to offset future realized gains. Such losses are characterized as follows:

Short-Term	$(1,933,901)

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), the above net capital losses may be carried forward indefinitely, and their character is retained as short-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income		From net realized gain on investments
	Six months ended 6/30/14	Year ended 12/31/13	Six months ended 6/30/14	Year ended 12/31/13
Initial Class	$—	$12,125,352	$—	$4,532,532
Service Class	—	19,301,021	—	7,784,316
Total	$—	$31,426,373	$—	$12,316,848

MFS Research Bond Series

Notes to Financial Statements (unaudited) – continued

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at an annual rate of 0.50% of the fund’s average daily net assets.

The investment adviser has agreed in writing to reduce its management fee to 0.45% of average daily net assets in excess of $2.5 billion. This written agreement terminated on July 31, 2014. For the six months ending June 30, 2014, this management fee reduction amounted to $137,377 which is included in the reduction of total expenses in the Statement of Operations. Effective August 1, 2014, the investment adviser has agreed in writing to reduce its management fee to 0.45% of average daily net assets in excess of $2.5 billion to $5 billion and 0.40% of average daily net assets in excess of $5 billion. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2016. MFS has also agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended June 30, 2014, this management fee reduction amounted to $55,396, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended June 30, 2014 was equivalent to an annual effective rate of 0.49% of the fund’s average daily net assets.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2014, the fee was $44,698, which equated to 0.0030% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2014, these costs amounted to $469.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended June 30, 2014 was equivalent to an annual effective rate of 0.0120% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The funds can terminate the Agreements with Tarantino LLC and Griffin Company LLC at any time under the terms of the Agreements. The ICCO is an officer of the funds and the sole member of Tarantino LLC. Prior to June 1, 2014, Robyn L. Griffin served as the Assistant ICCO and was an officer of the funds. Ms. Griffin is the sole member of Griffin Compliance LLC. Effective May 31, 2014, Ms. Griffin resigned as Assistant ICCO and the service agreement between the funds and Griffin Compliance LLC was terminated. For the six months ended June 30, 2014, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $7,640 and are included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $3,239, which is included in the reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. Income earned on this investment is included in “Dividends from underlying affiliated funds” in the Statement of Operations. This money market fund does not pay a management fee to MFS.

MFS Research Bond Series

Notes to Financial Statements (unaudited) – continued

(4)	Portfolio Securities

For the six months ended June 30, 2014, purchases and sales of investments, other short-term obligations, were as follows:

	Purchases	Sales
U.S. Government securities	$347,342,931	$387,718,277
Investments (non-U.S. Government securities)	$375,888,813	$384,289,088

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 6/30/14		Year ended 12/31/13
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	2,162,922	$29,115,145	36,593,250	$479,696,004
Service Class	7,411,081	98,072,725	35,740,176	465,305,792
	9,574,003	$127,187,870	72,333,426	$945,001,796
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	1,297,343	$16,657,884
Service Class	—	—	2,141,133	27,085,337
	—	$—	3,438,476	$43,743,221
Shares reacquired
Initial Class	(8,993,327)	$(120,807,492)	(8,909,820)	$(118,768,904)
Service Class	(9,553,926)	(126,490,198)	(19,515,497)	(255,109,573)
	(18,547,253)	$(247,297,690)	(28,425,317)	$(373,878,477)
Net change
Initial Class	(6,830,405)	$(91,692,347)	28,980,773	$377,584,984
Service Class	(2,142,845)	(28,417,473)	18,365,812	237,281,556
	(8,973,250)	$(120,109,820)	47,346,585	$614,866,540

The fund is one of several mutual funds in which certain of the MFS funds-of-funds may invest. The MFS funds-of-funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Moderate Allocation Portfolio, the MFS Conservative Allocation Portfolio, and the MFS Growth Allocation Portfolio were the owners of record of approximately 9%, 5%, and 1%, respectively, of the value of outstanding voting shares of the fund.

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended June 30, 2014, the fund’s commitment fee and interest expense were $6,353 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

(7)	Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	142,373,017	377,383,146	(385,402,346)	134,353,817

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$41,489	$134,353,817

MFS Research Bond Series

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “Commentary & Announcements” and “Market Outlooks” sections of mfs.com or by clicking on the fund’s name under “Variable Insurance Portfolios — VIT” in the “Products” section of mfs.com.

SEMIANNUAL REPORT

June 30, 2014

MFS® TOTAL RETURN SERIES

MFS® Variable Insurance Trust

VTR-SEM

MFS® TOTAL RETURN SERIES

The report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK OR CREDIT UNION GUARANTEE • NOT A DEPOSIT • NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS Total Return Series

LETTER FROM THE CHAIRMAN AND CEO

Dear Contract Owners:

After the U.S. economy contracted sharply early this year — with activity curtailed by severe winter weather, a decline in exports and an inventory stockpile — indicators have consistently shown that the U.S. economy likely regained momentum in the second quarter. The labor market is more robust, manufacturing is strong and retail sales have improved along with consumer confidence.

Although Europe emerged from recession last year, the pace of growth in the region has been slow, with persistently high unemployment and very low inflation that points to the risk of deflation. Asia remains vulnerable but also shows signs of recovery. China’s economic growth has slowed somewhat, and Japan’s economic turnaround remains a work in progress. Emerging markets have been more turbulent over the past 12 months.

Despite this economic uncertainty, and the growing likelihood of interest rate increases that has heightened bond risks, global financial markets have been relatively stable thus far in 2014.

As always at MFS®, active risk management is integral to how we manage your investments. We use a collaborative process, sharing insights across asset classes, regions and economic sectors. Our global team of investment professionals takes a multidisciplined, long-term, diversified investment approach.

We understand that these are challenging economic times. We believe that we can serve you best by applying proven principles, such as asset allocation and diversification, over the long term. We are confident that this approach can serve you well as you work with your financial advisors to reach your goals in the years ahead.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management

August 15, 2014

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

1

MFS Total Return Series

PORTFOLIO COMPOSITION

Portfolio structure (i)

Top ten holdings (i)
U.S. Treasury Notes, 0.875%, 12/31/16	3.1%
U.S. Treasury Notes, 2.125%, 5/31/15	2.5%
U.S. Treasury Bonds, 4.5%, 8/15/39	2.3%
JPMorgan Chase & Co.	2.3%
Wells Fargo & Co.	1.7%
Philip Morris International, Inc.	1.5%
Johnson & Johnson	1.5%
Pfizer, Inc.	1.4%
Exxon Mobil Corp.	1.4%
Fannie Mae, 4%, 30 Years	1.4%

Composition including fixed income credit quality (a)(i)
AAA	1.4%
AA	1.1%
A	4.4%
BBB	6.3%
BB (o)	0.0%
CCC	0.1%
C	0.1%
U.S. Government	12.9%
Federal Agencies	12.5%
Not Rated (o)	0.0%
Non-Fixed Income	60.5%
Cash & Other	0.7%

Equity sectors
Financial Services	13.7%
Health Care	7.9%
Consumer Staples	6.2%
Industrial Goods & Services	5.5%
Energy	5.4%
Utilities & Communications	4.3%
Technology	4.3%
Leisure	4.1%
Retailing	3.1%
Basic Materials	2.5%
Autos & Housing	1.8%
Special Products & Services	0.9%
Transportation	0.8%

Fixed income sectors (i)
U.S. Treasury Securities	12.9%
Mortgage-Backed Securities	12.2%
Investment Grade Corporates	9.6%
Commercial Mortgage-Backed Securities	1.9%
Emerging Markets Bonds	1.0%
Non-U.S. Government Bonds	0.6%
U.S. Government Agencies	0.3%
Asset-Backed Securities	0.2%
Collateralized Debt Obligations	0.1%
High Yield Corporates (o)	0.0%
Residential Mortgage-Backed Securities (o)	0.0%

(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. U.S. Government includes securities issued by the U.S. Department of the Treasury. Federal Agencies includes rated and unrated U.S. Agency fixed-income securities, U.S. Agency mortgage-backed securities, and collateralized mortgage obligations of U.S. Agency mortgage-backed securities. Not Rated includes fixed income securities, including fixed income futures contracts, which have not been rated by any rating agency. Non-Fixed Income includes equity securities (including convertible bonds and equity derivatives) and commodities. The fund may not hold all of these instruments. The fund is not rated by these agencies.
(i)	For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.

2

MFS Total Return Series

Portfolio Composition – continued

(o)	Less than 0.1%.

Where the fund holds convertible bonds, these are treated as part of the equity portion of the portfolio.

Cash & Other can include cash, other assets less liabilities, offsets to derivative positions, and short-term securities.

Percentages are based on net assets as of 6/30/14.

The portfolio is actively managed and current holdings may be different.

3

MFS Total Return Series

EXPENSE TABLE

Fund Expenses Borne by the Contract Holders During the Period,

January 1, 2014 through June 30, 2014

As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2014 through June 30, 2014.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the fund’s ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/14	Ending Account Value 6/30/14	Expenses Paid During Period (p) 1/01/14-6/30/14
Initial Class	Actual	0.69%	$1,000.00	$1,054.18	$3.51
	Hypothetical (h)	0.69%	$1,000.00	$1,021.37	$3.46
Service Class	Actual	0.94%	$1,000.00	$1,053.20	$4.79
	Hypothetical (h)	0.94%	$1,000.00	$1,020.13	$4.71

(h)	5% class return per year before expenses.

(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Notes to Expense Table

Changes to the fund’s fee arrangements will occur during the fund’s current fiscal year. Had these fee changes been in effect during the six month period, the annualized expense ratios, the actual expenses paid during the period and the hypothetical expenses paid during the period would have been approximately 0.65%, $3.31 and $3.26 for Initial Class and 0.90%, $4.58 and $4.51 for Service Class. For further information about the fund’s fee arrangements and changes to those fee arrangements, please see Note 3 in the Notes to Financial Statements.

4

MFS Total Return Series

PORTFOLIO OF INVESTMENTS – 6/30/14 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 60.5%
Aerospace – 3.0%
General Dynamics Corp.	36,574	$4,262,700
Honeywell International, Inc.	242,639	22,553,295
Lockheed Martin Corp.	192,569	30,951,615
Northrop Grumman Corp.	76,176	9,112,935
Precision Castparts Corp.	11,499	2,902,348
United Technologies Corp.	217,812	25,146,395

		$94,929,288

Airlines – 0.1%
Copa Holdings S.A., “A”	20,578	$2,933,805

Alcoholic Beverages – 0.5%
Diageo PLC	469,419	$14,990,765

Apparel Manufacturers – 0.2%
Hanesbrands, Inc.	47,050	$4,631,602

Automotive – 1.6%
Delphi Automotive PLC	180,320	$12,395,197
General Motors Co.	368,190	13,365,297
Johnson Controls, Inc.	284,923	14,226,205
Magna International, Inc.	103,420	11,132,394

		$51,119,093

Broadcasting – 1.6%
Omnicom Group, Inc.	148,657	$10,587,352
Time Warner, Inc.	177,640	12,479,210
Time, Inc. (a)	7,276	176,225
Twenty-First Century Fox, Inc.	142,765	5,018,190
Viacom, Inc., “B”	60,057	5,208,744
Walt Disney Co.	204,399	17,525,170

		$50,994,891

Brokerage & Asset Managers – 0.9%
BlackRock, Inc.	32,901	$10,515,160
Franklin Resources, Inc.	242,015	13,998,148
NASDAQ OMX Group, Inc.	93,680	3,617,922

		$28,131,230

Business Services – 0.9%
Accenture PLC, “A”	259,846	$21,005,951
Fidelity National Information Services, Inc.	46,327	2,535,940
Fiserv, Inc. (a)	57,992	3,498,077

		$27,039,968

Cable TV – 1.5%
Comcast Corp., “Special A”	547,685	$29,208,041
Time Warner Cable, Inc.	126,549	18,640,668

		$47,848,709

Chemicals – 1.6%
3M Co.	168,366	$24,116,746
Celanese Corp.	65,548	4,213,425
LyondellBasell Industries N.V., “A”	44,370	4,332,731

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Chemicals – continued
PPG Industries, Inc.	88,203	$18,535,860

		$51,198,762

Computer Software – 1.0%
CA, Inc.	127,460	$3,663,200
Microsoft Corp.	222,440	9,275,748
Oracle Corp.	374,241	15,167,988
Symantec Corp.	203,226	4,653,875

		$32,760,811

Computer Software – Systems – 1.6%
Apple, Inc.	52,458	$4,874,922
EMC Corp.	116,290	3,063,079
Hewlett-Packard Co.	622,627	20,970,077
International Business Machines Corp.	106,427	19,292,022
Western Digital Corp.	36,380	3,357,874

		$51,557,974

Construction – 0.2%
Stanley Black & Decker, Inc.	75,141	$6,598,883

Consumer Products – 0.6%
Procter & Gamble Co.	205,335	$16,137,278
Reckitt Benckiser Group PLC	42,489	3,708,499

		$19,845,777

Containers – 0.2%
Crown Holdings, Inc. (a)	64,670	$3,217,979
Packaging Corp. of America	40,530	2,897,490

		$6,115,469

Electrical Equipment – 1.4%
Danaher Corp.	300,103	$23,627,109
Pentair PLC	65,153	4,698,834
Siemens AG	38,747	5,117,278
Tyco International Ltd.	226,982	10,350,379

		$43,793,600

Electronics – 0.9%
Hoya Corp.	101,300	$3,365,834
Intel Corp.	122,030	3,770,727
Microchip Technology, Inc.	316,330	15,440,067
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	213,470	4,566,123
Texas Instruments, Inc.	20,077	959,480

		$28,102,231

Energy – Independent – 2.3%
Anadarko Petroleum Corp.	85,637	$9,374,682
Apache Corp.	109,976	11,065,785
Canadian Natural Resources Ltd.	80,674	3,703,743
EOG Resources, Inc.	25,297	2,956,207
EQT Corp.	50,300	5,377,070
Marathon Petroleum Corp.	68,220	5,325,935
Noble Energy, Inc.	137,830	10,676,312

5

MFS Total Return Series

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Energy – Independent – continued
Occidental Petroleum Corp.	143,821	$14,760,349
Valero Energy Corp.	203,010	10,170,801

		$73,410,884

Energy – Integrated – 2.8%
Chevron Corp.	211,054	$27,553,100
Exxon Mobil Corp.	451,128	45,419,567
Petroleo Brasileiro S.A., ADR	294,440	4,605,042
Royal Dutch Shell PLC, “A”	249,857	10,341,632

		$87,919,341

Engineering – Construction – 0.1%
Fluor Corp.	36,780	$2,828,382

Entertainment – 0.1%
Regal Entertainment Group, “A”	91,170	$1,923,687

Food & Beverages – 2.1%
Coca-Cola Co.	92,078	$3,900,424
Dr Pepper Snapple Group, Inc.	56,437	3,306,079
General Mills, Inc.	369,870	19,432,970
Groupe Danone	118,756	8,820,109
Ingredion, Inc.	35,640	2,674,426
Kellogg Co.	28,941	1,901,424
Kraft Foods Group, Inc.	18,572	1,113,391
Mondelez International, Inc.	101,484	3,816,813
Nestle S.A.	257,710	19,964,679
Tyson Foods, Inc., “A”	59,113	2,219,102

		$67,149,417

Food & Drug Stores – 1.5%
CVS Caremark Corp.	400,386	$30,177,093
Kroger Co.	302,570	14,956,035
Walgreen Co.	47,020	3,485,593

		$48,618,721

Gaming & Lodging – 0.2%
Hilton Worldwide Holdings, Inc. (a)	99,590	$2,320,447
Wynn Resorts Ltd.	22,570	4,684,629

		$7,005,076

General Merchandise – 1.1%
Kohl’s Corp.	163,639	$8,620,503
Macy’s, Inc.	194,759	11,299,917
Target Corp.	261,000	15,124,950

		$35,045,370

Insurance – 4.1%
ACE Ltd.	169,474	$17,574,454
American International Group, Inc.	48,800	2,663,504
Aon PLC	124,591	11,224,403
Chubb Corp.	49,054	4,521,307
Delta Lloyd N.V.	275,070	6,983,155
Everest Re Group Ltd.	29,953	4,807,157
MetLife, Inc.	567,080	31,506,965
Prudential Financial, Inc.	188,034	16,691,778
Travelers Cos., Inc.	199,241	18,742,601

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Insurance – continued
Validus Holdings Ltd.	202,280	$7,735,187
Zurich Insurance Group AG	21,272	6,411,824

		$128,862,335

Internet – 0.7%
Facebook, Inc., “A “ (a)	212,682	$14,311,372
Google, Inc., “A” (a)	7,895	4,615,970
Google, Inc., “C” (a)	7,895	4,541,836

		$23,469,178

Leisure & Toys – 0.2%
Hasbro, Inc.	103,584	$5,495,131
Mattel, Inc.	48,500	1,890,045

		$7,385,176

Machinery & Tools – 1.0%
Caterpillar, Inc.	18,370	$1,996,268
Cummins, Inc.	70,509	10,878,834
Eaton Corp. PLC	139,585	10,773,170
Illinois Tool Works, Inc.	90,467	7,921,291

		$31,569,563

Major Banks – 6.9%
Bank of America Corp.	497,607	$7,648,220
Bank of New York Mellon Corp.	549,556	20,597,359
BOC Hong Kong Holdings Ltd.	628,500	1,820,529
Goldman Sachs Group, Inc.	136,057	22,781,384
HSBC Holdings PLC	357,981	3,632,394
JPMorgan Chase & Co.	1,234,901	71,154,996
Mizuho Financial Group, Inc.	2,297,200	4,716,624
Morgan Stanley	160,465	5,187,833
PNC Financial Services Group, Inc.	91,476	8,145,938
State Street Corp.	181,282	12,193,027
Sumitomo Mitsui Financial Group, Inc.	80,500	3,372,410
Wells Fargo & Co.	1,010,630	53,118,713

		$214,369,427

Medical & Health Technology & Services – 0.8%
AmerisourceBergen Corp.	48,013	$3,488,625
Cardinal Health, Inc.	142,850	9,793,796
Express Scripts Holding Co. (a)	140,184	9,718,957
Quest Diagnostics, Inc.	13,228	776,351

		$23,777,729

Medical Equipment – 2.1%
Abbott Laboratories	386,021	$15,788,259
Covidien PLC	111,449	10,050,471
Medtronic, Inc.	179,610	11,451,934
St. Jude Medical, Inc.	164,384	11,383,592
Thermo Fisher Scientific, Inc.	137,455	16,219,690

		$64,893,946

Metals & Mining – 0.5%
Rio Tinto Ltd.	56,580	$3,009,992
Vale S.A., ADR	391,700	5,182,191
Vale S.A., IPS	530,200	6,323,046

		$14,515,229

6

MFS Total Return Series

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Natural Gas – Distribution – 0.2%
GDF SUEZ	271,738	$7,480,888

Natural Gas – Pipeline – 0.3%
Williams Cos., Inc.	149,230	$8,686,678

Oil Services – 0.3%
Ensco PLC, “A”	118,940	$6,609,496
Schlumberger Ltd.	32,096	3,785,723

		$10,395,219

Other Banks & Diversified Financials – 1.3%
American Express Co.	40,640	$3,855,517
BB&T Corp.	140,380	5,535,183
Citigroup, Inc.	97,220	4,579,062
Discover Financial Services	54,820	3,397,744
Fifth Third Bancorp	92,590	1,976,797
SunTrust Banks, Inc.	71,240	2,853,874
U.S. Bancorp	248,590	10,768,919
Visa, Inc., “A”	36,771	7,748,017
Western Union Co.	102,911	1,784,477

		$42,499,590

Pharmaceuticals – 5.0%
Actavis PLC (a)	23,020	$5,134,611
Bayer AG	29,441	4,158,345
Bristol-Myers Squibb Co.	314,645	15,263,429
Eli Lilly & Co.	162,120	10,079,000
GlaxoSmithKline PLC	194,966	5,218,517
Johnson & Johnson	448,031	46,873,003
Merck & Co., Inc.	259,790	15,028,852
Novartis AG	22,670	2,052,775
Pfizer, Inc.	1,533,204	45,505,495
Roche Holding AG	6,505	1,940,204
Valeant Pharmaceuticals International, Inc. (a)	34,890	4,400,327
Zoetis, Inc.	110,866	3,577,646

		$159,232,204

Printing & Publishing – 0.2%
McGraw-Hill Cos., Inc.	32,050	$2,661,112
Moody’s Corp.	22,644	1,984,973

		$4,646,085

Railroad & Shipping – 0.2%
Canadian National Railway Co.	67,240	$4,371,945
Union Pacific Corp.	32,878	3,279,581

		$7,651,526

Real Estate – 0.6%
American Capital Agency Corp., REIT	52,390	$1,226,450
Annaly Mortgage Management, Inc., REIT	330,220	3,774,415
Corio N.V., REIT	67,783	3,462,010
Digital Realty Trust, Inc., REIT	130,630	7,618,342
EPR Properties, REIT	46,110	2,576,166

		$18,657,383

Restaurants – 0.3%
McDonald’s Corp.	97,511	$9,823,258

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Specialty Chemicals – 0.3%
FMC Corp.	33,314	$2,371,624
Marine Harvest	146,500	2,000,273
Praxair, Inc.	23,319	3,097,696
Valspar Corp.	7,820	595,806

		$8,065,399

Specialty Stores – 0.3%
Advance Auto Parts, Inc.	28,344	$3,824,172
Bed Bath & Beyond, Inc. (a)	23,240	1,333,511
Staples, Inc.	404,662	4,386,536

		$9,544,219

Telecommunications – Wireless – 0.1%
Vodafone Group PLC	1,074,438	$3,585,646

Telephone Services – 2.0%
AT&T, Inc.	197,415	$6,980,594
Bezeq – The Israel Telecommunication Corp. Ltd.	790,640	1,481,514
CenturyLink, Inc.	140,443	5,084,037
Frontier Communications Corp.	1,860,570	10,865,729
TDC A.S.	511,682	5,295,514
Telecom Italia S.p.A. – Savings Shares	2,866,517	2,831,976
Telefonica Brasil S.A., ADR	132,760	2,722,908
Verizon Communications, Inc.	534,723	26,163,996
Windstream Holdings, Inc.	195,840	1,950,566

		$63,376,834

Tobacco – 2.9%
Altria Group, Inc.	262,079	$10,991,593
Imperial Tobacco Group PLC	30,384	1,367,578
Japan Tobacco, Inc.	149,200	5,438,977
Lorillard, Inc.	429,210	26,168,934
Philip Morris International, Inc.	572,139	48,237,039

		$92,204,121

Trucking – 0.5%
United Parcel Service, Inc., “B”	141,841	$14,561,397

Utilities – Electric Power – 1.7%
American Electric Power Co., Inc.	149,170	$8,319,211
Companhia Energetica de Minas Gerais, IPS	837,688	6,119,159
Duke Energy Corp.	64,993	4,821,831
E.ON AG	311,232	6,426,645
Edison International	35,660	2,072,203
NRG Energy, Inc.	91,041	3,386,725
PG&E Corp.	123,050	5,908,861
PPL Corp.	366,277	13,013,822
Public Service Enterprise Group, Inc.	90,407	3,687,702

		$53,756,159

Total Common Stocks (Identified Cost, $1,450,878,910)		$1,909,502,925

BONDS – 38.6%
Agency – Other – 0.1%
Financing Corp., 9.65%, 11/02/18	$1,275,000	$1,704,207

7

MFS Total Return Series

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Asset-Backed & Securitized – 2.3%
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.749%, 12/28/40 (z)	$3,047,842	$2,026,791
BlackRock Capital Finance LP, 7.75%, 9/25/26 (z)	104,412	12,371
Capital Trust Realty Ltd., CDO, 5.16%, 6/25/35 (n)	26,099	26,829
Citigroup Commercial Mortgage Trust, FRN, 5.898%, 12/10/49	3,050,000	3,369,268
Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.322%, 12/11/49	4,261,918	4,636,720
Credit Suisse Mortgage Capital Certificate, FRN, 5.695%, 9/15/40	5,852,223	6,440,910
Ford Credit Auto Owner Trust, 2014-1, “A”, 2.26%, 11/15/25 (z)	1,735,000	1,750,556
GMAC Mortgage Corp. Loan Trust, FRN, 5.805%, 10/25/36	1,338,736	1,275,966
Goldman Sachs Mortgage Securities Corp., FRN, 5.997%, 8/10/45	9,190,850	10,177,608
Greenwich Capital Commercial Funding Corp., 5.475%, 3/10/39	5,978,000	6,439,239
JPMorgan Chase Commercial Mortgage Securities Corp., 4.78%, 7/15/42	4,257,000	4,392,828
JPMorgan Chase Commercial Mortgage Securities Corp., 5.552%, 5/12/45	1,101,358	1,183,569
JPMorgan Chase Commercial Mortgage Securities Corp., “A3”, FRN, 6.145%, 2/15/51	2,666,058	2,670,873
JPMorgan Chase Commercial Mortgage Securities Corp., “A4”, FRN, 5.99%, 6/15/49	777,548	855,045
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 4.948%, 9/12/37	2,548,000	2,649,777
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.475%, 4/15/43	4,795,935	5,099,945
Merrill Lynch Mortgage Trust, “A3”, FRN, 6.032%, 6/12/50	571,586	574,305
Merrill Lynch/Countrywide Commercial Mortgage Trust, FRN, 5.81%, 6/12/50	7,062,966	7,796,413
Morgan Stanley Capital I, Inc., FRN, 1.116%, 11/15/30 (i)(n)	4,499,453	121,382
Race Point CLO Ltd., “A1A”, FRN, 0.425%, 8/01/21 (n)	2,184,561	2,168,312
Residential Funding Mortgage Securities, Inc., FRN, 5.32%, 12/25/35	2,838,614	2,282,524
Wachovia Bank Commercial Mortgage Trust, “A4”, FRN, 6.14%, 2/15/51	772,500	845,298
Wachovia Bank Commercial Mortgage Trust, FRN, 5.933%, 6/15/49	4,011,472	4,389,557

		$71,186,086

Automotive – 0.3%
Toyota Motor Credit Corp., 3.2%, 6/17/15	$2,200,000	$2,260,430
Toyota Motor Credit Corp., 3.4%, 9/15/21	3,170,000	3,306,624

Issuer	Shares/Par	Value ($)

BONDS – continued
Automotive – continued
Volkswagen International Finance N.V., 2.375%, 3/22/17 (n)	$3,032,000	$3,126,932

		$8,693,986

Broadcasting – 0.2%
Discovery Communications, Inc., 4.875%, 4/01/43	$2,180,000	$2,198,486
Grupo Televisa S.A.B., 5%, 5/13/45	1,122,000	1,124,233
News America, Inc., 8.5%, 2/23/25	2,839,000	3,771,665

		$7,094,384

Cable TV – 0.2%
Comcast Corp., 2.85%, 1/15/23	$3,520,000	$3,493,329
Time Warner Entertainment Co. LP, 8.375%, 7/15/33	2,855,000	4,188,645

		$7,681,974

Computer Software – Systems – 0.0%
Apple, Inc., 3.85%, 5/04/43	$1,303,000	$1,198,537

Conglomerates – 0.2%
ABB Finance (USA), Inc., 2.875%, 5/08/22	$1,096,000	$1,088,279
General Electric Co., 2.7%, 10/09/22	2,780,000	2,730,077
United Technologies Corp., 3.1%, 6/01/22	1,510,000	1,529,477

		$5,347,833

Consumer Products – 0.1%
Reckitt Benckiser Treasury Services PLC, 3.625%, 9/21/23 (n)	$3,463,000	$3,547,255

Defense Electronics – 0.1%
BAE Systems Holdings, Inc., 5.2%, 8/15/15 (n)	$1,936,000	$2,024,837

Emerging Market Quasi-Sovereign – 0.4%
CNOOC Finance (2012) Ltd., 3.875%, 5/02/22 (n)	$3,630,000	$3,701,602
Corporacion Nacional del Cobre de Chile, 3.75%, 11/04/20 (n)	1,088,000	1,134,415
Petroleos Mexicanos, 3.125%, 1/23/19 (z)	1,277,000	1,321,057
Petroleos Mexicanos, 8%, 5/03/19	2,671,000	3,309,369
Ras Laffan Liquefied Natural Gas Co. Ltd., 5.832%, 9/30/16 (n)	1,722,560	1,825,914
State Grid Overseas Investment (2014) Ltd., 2.75%, 5/07/19 (z)	2,591,000	2,612,070

		$13,904,427

Emerging Market Sovereign – 0.1%
Republic of Peru, 7.35%, 7/21/25	$287,000	$380,275
United Mexican States, 4.75%, 3/08/44	2,089,000	2,130,780

		$2,511,055

Energy – Independent – 0.1%
Apache Corp., 3.25%, 4/15/22	$1,493,000	$1,535,676
Apache Corp., 4.75%, 4/15/43	1,141,000	1,195,749

8

MFS Total Return Series

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Energy – Independent – continued
EOG Resources, Inc., 2.625%, 3/15/23	$1,069,000	$1,031,623

		$3,763,048

Energy – Integrated – 0.4%
BP Capital Markets PLC, 4.5%, 10/01/20	$1,054,000	$1,166,210
BP Capital Markets PLC, 4.742%, 3/11/21	3,027,000	3,393,788
Petro-Canada, 6.05%, 5/15/18	1,942,000	2,247,562
Total Capital International S.A., 1.55%, 6/28/17	3,169,000	3,214,377
Total Capital International S.A., 3.75%, 4/10/24	3,360,000	3,497,562

		$13,519,499

Financial Institutions – 0.1%
General Electric Capital Corp., 2.3%, 1/14/19	$2,330,000	$2,376,889
General Electric Capital Corp., 3.1%, 1/09/23	1,689,000	1,675,741

		$4,052,630

Food & Beverages – 0.4%
Anheuser-Busch InBev S.A., 8%, 11/15/39	$3,600,000	$5,428,537
Conagra Foods, Inc., 3.2%, 1/25/23	1,825,000	1,759,055
Diageo Capital PLC, 2.625%, 4/29/23	1,270,000	1,217,444
Kraft Foods Group, Inc., 3.5%, 6/06/22	1,463,000	1,502,157
Kraft Foods Group, Inc., 5%, 6/04/42	1,740,000	1,860,229
Wm. Wrigley Jr. Co., 2.4%, 10/21/18 (n)	756,000	767,876

		$12,535,298

Insurance – 0.3%
American International Group, Inc., 4.875%, 6/01/22	$5,088,000	$5,665,809
American International Group, Inc., 4.125%, 2/15/24	2,620,000	2,757,904

		$8,423,713

Insurance – Health – 0.1%
WellPoint, Inc., 3.3%, 1/15/23	$2,122,000	$2,119,475

Insurance – Property & Casualty – 0.5%
ACE Ltd., 2.7%, 3/13/23	$3,560,000	$3,450,324
Allstate Corp., 5.75%, 8/15/53	1,025,000	1,100,906
Chubb Corp., 6.375% to 4/15/17, FRN to 3/29/67	4,072,000	4,525,010
Liberty Mutual Group, Inc., 4.25%, 6/15/23 (n)	1,699,000	1,760,957
Marsh & McLennan Cos., Inc., 4.8%, 7/15/21	3,270,000	3,631,891
ZFS Finance USA Trust V, 6.5% to 5/09/17, FRN to 5/09/67 (n)	1,514,000	1,619,980

		$16,089,068

International Market Quasi-Sovereign – 0.4%
Achmea Hypotheekbank N.V., 3.2%, 11/03/14 (n)	$826,000	$833,869

Issuer	Shares/Par	Value ($)

BONDS – continued
International Market Quasi-Sovereign – continued
KFW International Finance, Inc., 4.875%, 6/17/19	$4,560,000	$5,239,946
Temasek Financial I Ltd., 2.375%, 1/23/23 (n)	6,400,000	6,121,530

		$12,195,345

International Market Sovereign – 0.1%
Republic of Iceland, 4.875%, 6/16/16 (n)	$3,440,000	$3,612,550

Internet – 0.1%
Baidu, Inc., 3.5%, 11/28/22	$3,950,000	$3,880,551

Municipals – 0.2%
New Jersey Turnpike Authority Rev. (Build America Bonds), “F”, 7.414%, 1/01/40	$3,685,000	$5,313,217

Machinery & Tools – 0.1%
Atlas Copco AB, 5.6%, 5/22/17 (n)	$2,786,000	$3,092,234

Major Banks – 1.9%
Banco Santander U.S. Debt S.A.U., 3.781%, 10/07/15 (n)	$1,800,000	$1,859,274
Bank of America Corp., 5.49%, 3/15/19	2,989,000	3,360,978
Bank of America Corp., 7.625%, 6/01/19	2,480,000	3,063,249
Bank of America Corp., 4.1%, 7/24/23	3,870,000	4,016,545
Bank of America Corp., 4.125%, 1/22/24	5,102,000	5,260,126
BNP Paribas, 7.195% to 6/29/37, FRN to 6/29/49 (n)	1,842,000	2,141,325
Credit Suisse Group AG, 6.5%, 8/08/23 (n)	3,520,000	3,907,200
Goldman Sachs Group, Inc., 5.625%, 1/15/17	4,227,000	4,651,983
HSBC Holdings PLC, 5.1%, 4/05/21	2,410,000	2,738,432
ING Bank N.V., 5.8%, 9/25/23 (n)	3,438,000	3,872,907
JPMorgan Chase & Co., 6.3%, 4/23/19	3,410,000	4,031,715
JPMorgan Chase & Co., 3.25%, 9/23/22	1,120,000	1,125,113
JPMorgan Chase & Co., 3.2%, 1/25/23	3,871,000	3,843,419
Morgan Stanley, 3.875%, 4/29/24	3,188,000	3,226,639
Morgan Stanley, 6.625%, 4/01/18	4,287,000	5,011,387
PNC Funding Corp., 5.625%, 2/01/17	3,348,000	3,702,985
Royal Bank of Scotland PLC, 2.55%, 9/18/15	875,000	893,046
Wells Fargo & Co., 5.90% to 6/15/24, FRN to 12/29/49	1,743,000	1,848,887

		$58,555,210

Medical & Health Technology & Services – 0.3%
CareFusion Corp., 6.375%, 8/01/19	$3,950,000	$4,624,581
Express Scripts Holding Co., 2.65%, 2/15/17	3,087,000	3,207,094

		$7,831,675

Metals & Mining – 0.2%
Freeport-McMoRan Copper & Gold, Inc., 3.875%, 3/15/23	$3,570,000	$3,559,133
Rio Tinto Finance (USA) PLC, 3.5%, 3/22/22	3,220,000	3,304,151

		$6,863,284

9

MFS Total Return Series

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Midstream – 0.5%
Energy Transfer Partners LP, 3.6%, 2/01/23	$1,975,000	$1,956,828
Energy Transfer Partners LP, 4.9%, 2/01/24	1,270,000	1,363,797
Enterprise Products Operating LP, 6.5%, 1/31/19	2,995,000	3,552,903
Kinder Morgan Energy Partners LP, 4.15%, 2/01/24	1,369,000	1,388,492
Kinder Morgan Energy Partners LP, 7.4%, 3/15/31	1,023,000	1,282,649
Kinder Morgan Energy Partners LP, 7.75%, 3/15/32	1,661,000	2,156,211
Spectra Energy Capital LLC, 8%, 10/01/19	2,734,000	3,449,463

		$15,150,343

Mortgage-Backed – 12.2%
Fannie Mae, 3.5%, 7/01/43	$2,542,139	$2,620,906
Fannie Mae, 4.842%, 8/01/14	267,038	267,292
Fannie Mae, 4.56%, 3/01/15	307,565	313,625
Fannie Mae, 4.877%, 4/01/15	30,331	30,779
Fannie Mae, 5.1%, 6/01/15	480,000	491,195
Fannie Mae, 4.78%, 8/01/15	426,194	437,131
Fannie Mae, 4.856%, 8/01/15	280,953	288,047
Fannie Mae, 5.138%, 8/01/15	76,546	79,114
Fannie Mae, 5.19%, 11/01/15	387,639	403,303
Fannie Mae, 5.662%, 2/01/16	688,893	728,293
Fannie Mae, 5.5%, 7/01/16 - 4/01/40	33,307,384	37,265,880
Fannie Mae, 5.732%, 7/01/16	903,057	978,441
Fannie Mae, 5.09%, 12/01/16	490,189	533,134
Fannie Mae, 5.27%, 12/01/16	1,592,343	1,736,358
Fannie Mae, 5.012%, 1/01/17	41,393	42,135
Fannie Mae, 5.05%, 1/01/17	467,860	501,550
Fannie Mae, 6%, 1/01/17 - 7/01/37	18,204,822	20,349,154
Fannie Mae, 3.8%, 2/01/18	320,205	344,103
Fannie Mae, 3.91%, 2/01/18	467,591	502,488
Fannie Mae, 5%, 2/01/18 - 3/01/41	15,358,182	16,950,039
Fannie Mae, 4.5%, 4/01/18 - 4/01/41	10,578,402	11,489,737
Fannie Mae, 2.578%, 9/25/18	2,388,000	2,473,739
Fannie Mae, 4.6%, 9/01/19	491,093	547,228
Fannie Mae, 4.88%, 3/01/20	689,673	758,430
Fannie Mae, 2.59%, 5/01/23	494,211	488,767
Fannie Mae, 3%, 3/01/27 - 4/01/27	2,717,138	2,825,932
Fannie Mae, 2.5%, 2/01/28 - 5/01/28	2,540,085	2,583,819
Fannie Mae, 6.5%, 6/01/31 - 7/01/37	5,177,590	5,878,342
Fannie Mae, 4%, 2/01/41	915,431	972,889
Fannie Mae, 3.5%, 11/01/41 - 6/01/43	7,155,444	7,380,312
Fannie Mae, 3.5%, 4/01/43 - 9/01/43	13,111,106	13,517,346
Fannie Mae, TBA, 3%, 7/01/29	9,700,000	10,075,875
Fannie Mae, TBA, 4%, 7/01/44 - 8/01/44	41,790,000	44,330,353
Fannie Mae, TBA, 4.5%, 7/01/44	13,574,000	14,700,221
Freddie Mac, 3.034%, 10/25/20	558,000	582,980
Freddie Mac, 6%, 4/01/16 - 6/01/37	8,004,560	9,008,035
Freddie Mac, 3.882%, 11/25/17	1,246,615	1,344,978
Freddie Mac, 5%, 12/01/17 - 7/01/39	8,806,648	9,741,163

Issuer	Shares/Par	Value ($)

BONDS – continued
Mortgage-Backed – continued
Freddie Mac, 3.154%, 2/25/18	$430,000	$455,097
Freddie Mac, 4.5%, 5/01/18 - 10/01/39	6,963,398	7,491,197
Freddie Mac, 2.412%, 8/25/18	1,820,000	1,875,566
Freddie Mac, 2.303%, 9/25/18	617,765	633,310
Freddie Mac, 5.5%, 1/01/19 - 2/01/37	7,163,655	7,982,774
Freddie Mac, 5.085%, 3/25/19	4,316,000	4,913,352
Freddie Mac, 1.869%, 11/25/19	1,266,000	1,257,138
Freddie Mac, 3.808%, 8/25/20	3,705,000	4,029,121
Freddie Mac, 3.32%, 2/25/23	618,000	644,803
Freddie Mac, 3.458%, 8/25/23	2,553,000	2,685,531
Freddie Mac, 6.5%, 5/01/34 - 2/01/38	3,079,851	3,470,486
Freddie Mac, 4%, 11/01/40 - 11/01/43	17,529,021	18,595,198
Freddie Mac, 3.5%, 2/01/42 - 8/01/43	18,905,551	19,475,883
Freddie Mac, 3%, 3/01/43 - 5/01/43	16,631,172	16,465,297
Freddie Mac, TBA, 4%, 7/01/44	9,063,000	9,601,116
Ginnie Mae, 4%, 2/20/42	230,947	247,571
Ginnie Mae, 3%, 2/15/43 - 6/20/43	7,781,080	7,865,268
Ginnie Mae, 6%, 9/15/32 - 1/15/38	5,081,057	5,854,549
Ginnie Mae, 5.5%, 5/15/33 - 10/15/35	3,367,408	3,782,037
Ginnie Mae, 4.5%, 7/20/33 - 1/20/41	9,597,815	10,495,342
Ginnie Mae, 5%, 7/20/33 - 12/15/34	1,141,842	1,266,041
Ginnie Mae, 4%, 1/20/41 - 4/20/41	10,214,050	10,957,989
Ginnie Mae, 3.5%, 12/15/41 - 7/20/43	15,604,853	16,283,831
Ginnie Mae, 3%, 7/20/43	861,298	870,963
Ginnie Mae, TBA, 4.5%, 7/01/43	3,231,000	3,527,974

		$384,290,547

Network & Telecom – 0.4%
Verizon Communications, Inc., 6.4%, 9/15/33	$4,093,000	$5,013,671
Verizon Communications, Inc., 6.55%, 9/15/43	5,160,000	6,493,556

		$11,507,227

Oil Services – 0.1%
Transocean, Inc., 3.8%, 10/15/22	$1,785,000	$1,766,656

Other Banks & Diversified Financials – 0.8%
Banco Bradesco S.A., 6.75%, 9/29/19 (n)	$2,072,000	$2,331,000
Banco de Credito del Peru, 5.375%, 9/16/20	2,967,000	3,252,574
BBVA Bancomer S.A. de C.V., 6.75%, 9/30/22 (n)	2,890,000	3,309,050
Capital One Financial Corp., 6.15%, 9/01/16	4,542,000	5,026,472
Citigroup, Inc., 2.5%, 9/26/18	2,450,000	2,489,933
Discover Bank, 4.2%, 8/08/23	1,540,000	1,625,047
Groupe BPCE S.A., 12.5% to 8/6/09, FRN to 8/29/49 (n)	3,106,000	4,255,220
Swedbank AB, 2.125%, 9/29/17 (n)	821,000	836,164
U.S. Bancorp, 3.7%, 1/30/24	2,301,000	2,382,863

		$25,508,323

Pharmaceuticals – 0.2%
AbbVie, Inc., 1.2%, 11/06/15	$2,310,000	$2,325,597
Gilead Sciences, Inc., 3.7%, 4/01/24	915,000	938,882

10

MFS Total Return Series

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Pharmaceuticals – continued
Roche Holdings, Inc., 6%, 3/01/19 (n)	$1,087,000	$1,277,030
Teva Pharmaceutical Finance IV LLC, 3.65%, 11/10/21	3,146,000	3,228,447

		$7,769,956

Real Estate – Apartment – 0.1%
ERP Operating LP, REIT, 4.625%, 12/15/21	$3,238,000	$3,564,183

Real Estate – Healthcare – 0.1%
HCP, Inc., REIT, 5.375%, 2/01/21	$2,622,000	$2,982,404

Real Estate – Retail – 0.1%
WEA Finance LLC, REIT, 4.625%, 5/10/21 (n)	$3,540,000	$4,066,409

Retailers – 0.4%
Gap, Inc., 5.95%, 4/12/21	$2,180,000	$2,522,879
Home Depot, Inc., 3.75%, 2/15/24	1,900,000	1,986,195
Home Depot, Inc., 5.95%, 4/01/41	989,000	1,239,491
Limited Brands, Inc., 5.25%, 11/01/14	1,219,000	1,234,847
Wal-Mart Stores, Inc., 5.25%, 9/01/35	5,931,000	6,862,131

		$13,845,543

Supranational – 0.1%
Asian Development Bank, 1.125%, 3/15/17	$2,069,000	$2,085,473

Telecommunications – Wireless – 0.4%
American Tower Trust I, 3.07%, 3/15/23 (n)	$3,560,000	$3,514,827
Crown Castle Towers LLC, 6.113%, 1/15/20 (n)	2,493,000	2,934,326
Crown Castle Towers LLC, 4.883%, 8/15/20 (n)	1,270,000	1,402,817
Rogers Communications, Inc., 6.8%, 8/15/18	5,026,000	5,973,150

		$13,825,120

Tobacco – 0.2%
Altria Group, Inc., 2.85%, 8/09/22	$3,640,000	$3,502,721
B.A.T. International Finance PLC, 3.25%, 6/07/22 (n)	3,636,000	3,596,818

		$7,099,539

Transportation – Services – 0.1%
ERAC USA Finance Co., 7%, 10/15/37 (n)	$2,696,000	$3,532,704

U.S. Government Agencies and Equivalents – 0.2%
Aid-Egypt, 4.45%, 9/15/15	$152,000	$159,458
Small Business Administration, 4.35%, 7/01/23	10,838	11,475
Small Business Administration, 4.77%, 4/01/24	579,335	617,003
Small Business Administration, 5.18%, 5/01/24	1,004,265	1,090,117
Small Business Administration, 5.52%, 6/01/24	56,719	62,179

Issuer	Shares/Par	Value ($)

BONDS – continued
U.S. Government Agencies and Equivalents – continued
Small Business Administration, 4.99%, 9/01/24	$1,021,308	$1,108,201
Small Business Administration, 4.95%, 3/01/25	32,622	35,233
Small Business Administration, 5.11%, 8/01/25	3,510,135	3,803,255

		$6,886,921

U.S. Treasury Obligations – 12.8%
U.S. Treasury Bonds, 8.5%, 2/15/20	$5,808,000	$7,912,041
U.S. Treasury Bonds, 8%, 11/15/21	723,000	1,012,595
U.S. Treasury Bonds, 6%, 2/15/26	777,000	1,038,509
U.S. Treasury Bonds, 6.75%, 8/15/26	2,569,000	3,656,008
U.S. Treasury Bonds, 5.375%, 2/15/31	574,000	753,644
U.S. Treasury Bonds, 4.5%, 2/15/36	1,203,000	1,461,081
U.S. Treasury Bonds, 5%, 5/15/37	1,609,000	2,088,683
U.S. Treasury Bonds, 4.5%, 8/15/39	59,936,600	73,057,081
U.S. Treasury Bonds, 2.875%, 5/15/43	6,500,000	5,939,375
U.S. Treasury Notes, 4.125%, 5/15/15	11,422,000	11,819,988
U.S. Treasury Notes, 2.125%, 5/31/15	78,393,000	79,813,873
U.S. Treasury Notes, 9.875%, 11/15/15	2,793,000	3,162,855
U.S. Treasury Notes, 2.625%, 2/29/16	2,673,000	2,775,638
U.S. Treasury Notes, 5.125%, 5/15/16	488,000	530,967
U.S. Treasury Notes, 0.875%, 12/31/16	95,868,000	96,369,773
U.S. Treasury Notes, 0.75%, 6/30/17	6,500,000	6,473,597
U.S. Treasury Notes, 4.75%, 8/15/17	1,507,000	1,684,425
U.S. Treasury Notes, 3.75%, 11/15/18	17,568,000	19,323,430
U.S. Treasury Notes, 2.75%, 2/15/19	6,407,000	6,760,884
U.S. Treasury Notes, 3.125%, 5/15/19	514,000	551,225
U.S. Treasury Notes, 3.5%, 5/15/20	32,209,000	35,216,000
U.S. Treasury Notes, 3.125%, 5/15/21	41,622,000	44,434,732

		$405,836,404

Utilities – Electric Power – 0.7%
Berkshire Hathaway Energy Co., 3.75%, 11/15/23	$1,930,000	$1,988,274
MidAmerican Funding LLC, 6.927%, 3/01/29	903,000	1,177,927
Oncor Electric Delivery Co., 7%, 9/01/22	2,810,000	3,590,975
Pacific Gas & Electric Co., 4.6%, 6/15/43	2,940,000	3,055,480
PPL Capital Funding, Inc., 5%, 3/15/44	870,000	936,379
PPL Corp., 3.4%, 6/01/23	2,940,000	2,944,204
Progress Energy, Inc., 3.15%, 4/01/22	3,893,000	3,904,589
PSEG Power LLC, 5.32%, 9/15/16	2,617,000	2,861,192
Waterford 3 Funding Corp., 8.09%, 1/02/17	1,108,530	1,108,346

		$21,567,366

Total Bonds (Identified Cost, $1,168,940,727)		$1,218,026,496

CONVERTIBLE PREFERRED STOCKS – 0.0%
Aerospace – 0.0%
United Technologies Corp., 7.5% (Identified Cost, $848,429)	16,840	$1,097,800

Total Convertible Preferred Stocks (Identified Cost, $848,429)		$1,097,800

11

MFS Total Return Series

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
MONEY MARKET FUNDS – 3.4%
MFS Institutional Money Market Portfolio, 0.08%, at Cost and Net Asset Value (v)	105,914,760	$105,914,760

Total Investments (Identified Cost, $2,726,582,826)		$3,234,541,981

OTHER ASSETS, LESS LIABILITIES – (2.5)%		(75,426,069)

Net Assets – 100.0%		$3,159,115,912

(a)	Non-income producing security.

(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $78,323,545, representing 2.5% of net assets.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.749%, 12/28/40	3/01/06	$3,047,842	$2,026,791
BlackRock Capital Finance LP, 7.75%, 9/25/26	8/14/13	101,921	12,371
Ford Credit Auto Owner Trust, 2014-1, “A”, 2.26%, 11/15/25	5/06/14	1,734,572	1,750,556
Petroleos Mexicanos, 3.125%, 1/23/19	1/15/14	1,277,000	1,321,057
State Grid Overseas Investment (2014) Ltd., 2.75%, 5/07/19	4/25/14	2,567,754	2,612,070
Total Restricted Securities			$7,722,845
% of Net assets			0.2%

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt

CDO	Collateralized Debt Obligation

CLO	Collateralized Loan Obligation

FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.

IPS	International Preference Stock

PLC	Public Limited Company

REIT	Real Estate Investment Trust

TBA	To Be Announced

See Notes to Financial Statements

12

MFS Total Return Series

FINANCIAL STATEMENTS  |  STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

At 6/30/14
Assets
Investments –
Non-affiliated issuers, at value (identified cost, $2,620,668,066)	$3,128,627,221
Underlying affiliated funds, at cost and value	105,914,760
Total investments, at value (identified cost, $2,726,582,826)	$3,234,541,981
Cash	98,266
Foreign currency, at value (identified cost, $341,506)	342,564
Receivables for
Fund shares sold	168,581
Interest and dividends	11,376,114
Other assets	8,870
Total assets		$3,246,536,376
Liabilities
Payables for
Investments purchased	$1,736,935
TBA purchase commitments	81,206,244
Fund shares reacquired	3,871,957
Payable to affiliates
Investment adviser	217,704
Shareholder servicing costs	2,434
Distribution and/or service fees	38,099
Payable for independent Trustees’ compensation	24
Accrued expenses and other liabilities	347,067
Total liabilities		$87,420,464
Net assets		$3,159,115,912
Net assets consist of
Paid-in capital	$2,435,786,833
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	507,975,705
Accumulated net realized gain (loss) on investments and foreign currency	122,705,138
Undistributed net investment income	92,648,236
Net assets		$3,159,115,912
Shares of beneficial interest outstanding		128,674,748

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$1,768,724,128	71,573,334	$24.71
Service Class	1,390,391,784	57,101,414	24.35

See Notes to Financial Statements

13

MFS Total Return Series

FINANCIAL STATEMENTS  |  STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Six months ended 6/30/14
Net investment income
Income
Dividends	$30,326,392
Interest	20,304,928
Dividends from underlying affiliated funds	44,249
Foreign taxes withheld	(587,912)
Total investment income		$50,087,657
Expenses
Management fee	$11,666,926
Distribution and/or service fees	1,708,243
Shareholder servicing costs	63,263
Administrative services fee	187,463
Independent Trustees’ compensation	21,516
Custodian fee	103,802
Shareholder communications	115,934
Audit and tax fees	35,003
Legal fees	13,198
Miscellaneous	39,313
Total expenses		$13,954,661
Fees paid indirectly	(40)
Reduction of expenses by investment adviser	(1,463,504)
Net expenses		$12,491,117
Net investment income		$37,596,540
Realized and unrealized gain (loss) on investments and foreign currency
Realized gain (loss) (identified cost basis)
Investments	$59,963,868
Foreign currency	7,988
Net realized gain (loss) on investments and foreign currency		$59,971,856
Change in unrealized appreciation (depreciation)
Investments	$66,949,086
Translation of assets and liabilities in foreign currencies	500
Net unrealized gain (loss) on investments and foreign currency translation		$66,949,586
Net realized and unrealized gain (loss) on investments and foreign currency		$126,921,442
Change in net assets from operations		$164,517,982

See Notes to Financial Statements

14

MFS Total Return Series

FINANCIAL STATEMENTS  |  STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 6/30/14 (unaudited )	Year ended 12/31/13
Change in net assets
From operations
Net investment income	$37,596,540	$50,920,462
Net realized gain (loss) on investments and foreign currency	59,971,856	296,876,293
Net unrealized gain (loss) on investments and foreign currency translation	66,949,586	127,710,171
Change in net assets from operations	$164,517,982	$475,506,926
Distributions declared to shareholders
From net investment income	$—	$(55,748,612)
Change in net assets from fund share transactions	$(224,407,511)	$485,983,043
Total change in net assets	$(59,889,529)	$905,741,357
Net assets
At beginning of period	3,219,005,441	2,313,264,084
At end of period (including undistributed net investment income of $92,648,236 and $55,051,696, respectively)	$3,159,115,912	$3,219,005,441

See Notes to Financial Statements

15

MFS Total Return Series

FINANCIAL STATEMENTS  |  FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Initial Class	Six months ended 6/30/14		Years ended 12/31
			2013	2012	2011	2010	2009
	(unaudited)
Net asset value, beginning of period	$23.44		$20.05	$18.53	$18.71	$17.48	$15.42
Income (loss) from investment operations
Net investment income (d)	$0.30		$0.45	$0.44	$0.44	$0.41	$0.44
Net realized and unrealized gain (loss) on investments and foreign currency	0.97		3.34	1.63	(0.12)	1.31	2.20
Total from investment operations	$1.27		$3.79	$2.07	$0.32	$1.72	$2.64
Less distributions declared to shareholders
From net investment income	$—		$(0.40)	$(0.55)	$(0.50)	$(0.49)	$(0.58)
Net asset value, end of period (x)	$24.71		$23.44	$20.05	$18.53	$18.71	$17.48
Total return (%) (k)(r)(s)(x)	5.42	(n)	19.05	11.26	1.77	9.93	18.03
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.78	(a)	0.79	0.80	0.81	0.81	0.82
Expenses after expense reductions (f)	0.69	(a)	0.73	0.77	0.78	0.81	0.82
Net investment income	2.51	(a)	2.05	2.26	2.36	2.30	2.80
Portfolio turnover	14	(n)	53	22	19	30	43
Net assets at end of period (000 omitted)	$1,768,724		$1,826,378	$1,440,525	$1,574,503	$1,860,233	$1,967,226

Service Class	Six months ended 6/30/14		Years ended 12/31
			2013	2012	2011	2010	2009
	(unaudited)
Net asset value, beginning of period	$23.12		$19.80	$18.31	$18.48	$17.28	$15.24
Income (loss) from investment operations
Net investment income (d)	$0.26		$0.39	$0.39	$0.39	$0.36	$0.39
Net realized and unrealized gain (loss) on investments and foreign currency	0.97		3.29	1.60	(0.11)	1.29	2.18
Total from investment operations	$1.23		$3.68	$1.99	$0.28	$1.65	$2.57
Less distributions declared to shareholders
From net investment income	$—		$(0.36)	$(0.50)	$(0.45)	$(0.45)	$(0.53)
Net asset value, end of period (x)	$24.35		$23.12	$19.80	$18.31	$18.48	$17.28
Total return (%) (k)(r)(s)(x)	5.32	(n)	18.74	10.93	1.58	9.63	17.72
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.03	(a)	1.04	1.05	1.06	1.06	1.07
Expenses after expense reductions (f)	0.94	(a)	0.98	1.02	1.03	1.06	1.07
Net investment income	2.26	(a)	1.80	2.02	2.11	2.05	2.54
Portfolio turnover	14	(n)	53	22	19	30	43
Net assets at end of period (000 omitted)	$1,390,392		$1,392,627	$872,739	$859,243	$925,027	$872,466

See Notes to Financial Statements

16

MFS Total Return Series

Financial Highlights – continued

(a)	Annualized.

(d)	Per share data is based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(n)	Not annualized.

(r)	Certain expenses have been reduced without which performance would have been lower.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

(x)	The net asset values per share and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

17

MFS Total Return Series

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1)	Business and Organization

MFS Total Return Series (the fund) is a diversified series of MFS Variable Insurance Trust (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services – Investment Companies.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment.

In June 2014, FASB issued Accounting Standards Update 2014-11, Transfers and Servicing (Topic 860) – Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (“ASU 2014-11”). ASU 2014-11 changes the accounting for repurchase-to-maturity transactions and enhances the required disclosures for repurchase agreements and other similar transactions. Although still evaluating the potential impacts of ASU 2014-11 to the fund, management expects that the impact of the fund’s adoption will be limited to additional financial statement disclosures which would first be effective for interim reporting periods beginning after March 15, 2015.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a

18

MFS Total Return Series

Notes to Financial Statements (unaudited) – continued

material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2014 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$1,910,600,725	$—	$—	$1,910,600,725
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	—	414,427,532	—	414,427,532
Non-U.S. Sovereign Debt	—	34,308,850	—	34,308,850
U.S. Corporate Bonds	—	226,464,855	—	226,464,855
Residential Mortgage-Backed Securities	—	387,861,407	—	387,861,407
Commercial Mortgage-Backed Securities	—	61,642,735	—	61,642,735
Asset-Backed Securities (including CDOs)	—	5,972,489	—	5,972,489
Foreign Bonds	—	87,348,628	—	87,348,628
Mutual Funds	105,914,760	—	—	105,914,760
Total Investments	$2,016,515,485	$1,218,026,496	$—	$3,234,541,981

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 1 investments presented above, equity investments amounting to $1,820,529 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Security Loans – Under its Securities Lending Agency Agreement with the fund, State Street Bank and Trust Company (“State Street”), as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund or short-term securities. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. State Street provides the fund with indemnification against Borrower default. In the event of Borrower default, State Street will for the benefit of the fund either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, State Street assumes the fund’s rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, State Street is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On

19

MFS Total Return Series

Notes to Financial Statements (unaudited) – continued

loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is included in “Interest” income in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At June 30, 2014, there were no securities on loan or collateral outstanding.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

The fund invests a significant portion of its assets in asset-backed and/or mortgage-backed securities. The value of these securities may depend, in part, on the issuer’s or borrower’s credit quality or ability to pay principal and interest when due and may fall if an issuer or borrower defaults on its obligation to pay principal or interest or if the instrument’s credit rating is downgraded by a credit rating agency. U.S. Government securities not supported as to the payment of principal or interest by the U.S. Treasury, such as those issued by Fannie Mae, Freddie Mac, and the Federal Home Loan Banks, are subject to greater credit risk than are U.S. Government securities supported by the U.S. Treasury, such as those issued by Ginnie Mae.

The fund purchased or sold debt securities on a when-issued or delayed delivery basis, or in a “To Be Announced” (TBA) or “forward commitment” transaction with delivery or payment to occur at a later date beyond the normal settlement period. At the time a fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the security acquired is reflected in the fund’s net asset value. The price of such security and the date that the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. TBA securities resulting from these transactions are included in the Portfolio of Investments. TBA purchase commitments are held at carrying amount, which approximates fair value and are categorized as level 2 within the fair value hierarchy. No interest accrues to the fund until payment takes place. At the time that a fund enters into this type of transaction, the fund is required to have sufficient cash and/or liquid securities to cover its commitments. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors. Additionally, losses may arise due to declines in the value of the securities prior to settlement date.

To mitigate this risk of loss on TBA securities and other types of forward settling mortgage-backed securities, the fund whenever possible enters into a Master Securities Forward Transaction Agreement (“MSFTA”) on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The MSFTA gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. Upon an event of default or a termination of the MSFTA, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the MSFTA could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.

For mortgage backed securities traded under a MSFTA, the collateral and margining requirements are contract specific. Collateral amounts across all transactions traded under such agreement are netted and one amount is posted from one party to the other to collateralize such obligations. Cash that has been pledged to cover the fund’s collateral or margin obligations under a MSFTA, if any, will be reported separately on the Statement of Assets and Liabilities as restricted cash. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended June 30, 2014, is shown as a reduction of total expenses in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for

20

MFS Total Return Series

Notes to Financial Statements (unaudited) – continued

federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to amortization and accretion of debt securities and wash sale loss deferrals.

The tax character of distributions declared to shareholders for the last fiscal year is as follows:

12/31/13
Ordinary income (including any short-term capital gains)	$55,748,612

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 6/30/14
Cost of investments	$2,746,182,976
Gross appreciation	521,159,808
Gross depreciation	(32,800,803)
Net unrealized appreciation (depreciation)	$488,359,005

As of 12/31/13
Undistributed ordinary income	55,051,696
Undistributed long-term capital gain	80,393,544
Other temporary differences	16,050
Net unrealized appreciation (depreciation)	423,349,807

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income
	Six months ended 6/30/14	Year ended 12/31/13
Initial Class	$—	$33,599,103
Service Class	—	22,149,509
Total	$—	$55,748,612

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates:

First $3 billion of average daily net assets	0.75%
Next $2 billion of average daily net assets	0.65%
Average daily net assets in excess of $5 billion	0.50%

The investment adviser has agreed in writing to reduce its management fee to 0.70% of average daily net assets for the first $1 billion, 0.65% of average daily net assets in excess of $1 billion up to $2.5 billion, and 0.60% of average daily net assets in excess of $2.5 billion up to $5 billion. This written agreement will continue until modified by the fund’s Board of Trustees, but such

21

MFS Total Return Series

Notes to Financial Statements (unaudited) – continued

agreement will continue at least until August 31, 2016. For the six months ended June 30, 2014, this management fee reduction amounted to $1,402,883, which is included in the reduction of total expenses in the Statement of Operations. MFS has also agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six month’s ended June 30, 2014, this management fee reduction amounted to $57,261, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended June 30, 2014 was equivalent to an annual effective rate of 0.65% of the fund’s average daily net assets.

Effective August 1, 2014, the investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, exclusive of interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total annual operating expenses do not exceed 0.65% of average daily net assets for the Initial Class shares and 0.90% of average daily net assets for the Service Class shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2016.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2014, the fee was $61,878, which equated to 0.0039% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2014, these costs amounted to $1,385.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended June 30, 2014 was equivalent to an annual effective rate of 0.0120% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. The ICCO is an officer of the funds and the sole member of Tarantino LLC. Prior to June 1, 2014, Robyn L. Griffin served as the Assistant ICCO and was an officer of the funds. Ms. Griffin is the sole member of Griffin Compliance LLC. Effective May 31, 2014, Ms. Griffin resigned as Assistant ICCO and the service agreement between the funds and Griffin Compliance LLC was terminated. For the six months ended June 30, 2014, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $5,637 and are included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $3,360, which is included in the reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. Income earned on this investment is included in “Dividends from underlying affiliated funds” in the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

For the six months ended June 30, 2014, purchases and sales of investments, other than short-term obligations, were as follows:

	Purchases	Sales
U.S. Government securities	$236,981,515	$202,350,742
Investments (non-U.S. Government securities)	$202,895,592	$399,957,179

22

MFS Total Return Series

Notes to Financial Statements (unaudited) – continued

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 6/30/14		Year ended 12/31/13
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	655,621	$15,620,916	1,757,742	$38,664,999
Service Class	2,763,940	64,998,541	8,546,966	184,837,068
	3,419,561	$80,619,457	10,304,708	$223,502,067
Shares issued in connection with acquisition of MFS Total Return Portfolio
Initial Class	—	$—	26,252,347	$581,489,496
Service Class	—	—	30,104,614	657,484,756
	—	$—	56,356,961	$1,238,974,252
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	1,551,205	$33,599,103
Service Class	—	—	1,035,508	22,149,509
	—	$—	2,586,713	$55,748,612
Shares reacquired
Initial Class	(6,999,172)	$(166,745,912)	(23,492,766)	$(516,609,515)
Service Class	(5,884,595)	(138,281,056)	(23,538,335)	(515,632,373)
	(12,883,767)	$(305,026,968)	(47,031,101)	$(1,032,241,888)
Net change
Initial Class	(6,343,551)	$(151,124,996)	6,068,528	$137,144,083
Service Class	(3,120,655)	(73,282,515)	16,148,753	348,838,960
	(9,464,206)	$(224,407,511)	22,217,281	$485,983,043

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended June 30, 2014, the fund’s commitment fee and interest expense were $6,668 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

(7)	Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	88,330,222	227,565,266	(209,980,728)	105,914,760

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$44,249	$105,914,760

(8)	Acquisitions

At close of business on August 16, 2013, the fund with net assets of approximately $1,992,261,990, acquired all of the assets and liabilities of MFS Total Return Portfolio, a series of MFS Variable Insurance Trust II. The purpose of the transaction was to provide shareholders of MFS Total Return Portfolio the opportunity to participate in a larger combined portfolio with an identical investment objective and similar investment policies and strategies. The acquisition was accomplished by a tax-free exchange of approximately 56,356,961 shares of the fund (valued at approximately $1,238,974,252) for all of the assets and liabilities of MFS Total Return Portfolio. MFS Total Return Portfolio then distributed the shares of the fund that MFS Total Return Portfolio received from the fund

23

MFS Total Return Series

Notes to Financial Statements (unaudited) – continued

to its shareholders. MFS Total Return Portfolio’s investments on that date were valued at approximately $1,273,129,488 with a cost basis of approximately $1,155,404,640. For financial reporting purposes, assets received and shares issued by the fund were recorded at fair value; however, the cost basis of the investments received from MFS Total Return Portfolio were carried forward to align ongoing reporting of the fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

24

MFS Total Return Series

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “Commentary & Announcements” and “Market Outlooks” sections of mfs.com or by clicking on the fund’s name under “Variable Insurance Portfolios — VIT” in the “Products” section of mfs.com.

25

ITEM 2.	CODE OF ETHICS.

During the period covered by this report, the Registrant has not amended any provision in its Code of Ethics (the “Code”) that relates to an element of the Code’s definitions enumerated in paragraph (b) of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6.	INVESTMENTS

A schedule of investments for each series of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report on Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)	File the exhibits listed below as part of this form. Letter or number the exhibits in the sequence indicated.

(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

(b)	If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS VARIABLE INSURANCE TRUST

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President

Date: August 15, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President (Principal Executive Officer)

Date: August 15, 2014

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer (Principal Financial Officer and Accounting Officer)

Date: August 15, 2014

*	Print name and title of each signing officer under his or her signature.